UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04347

GMO Trust
(Exact name of registrant as specified in charter)

40 Rowes Wharf, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Scott Eston, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:		617-346-7646

Date of fiscal year end:	02/29/08

Date of reporting period:	11/30/07

Item 1. Schedule of Investments.

The Schedules of Investments for each series of the registrant for the periods ended November 30, 2007 are filed herewith.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 92.5%

	United States — 92.5%
	Affiliated Issuers
7,466,976	GMO Emerging Markets Fund, Class VI	199,144,258
13,134,682	GMO International Growth Equity Fund, Class IV	460,239,260
12,069,304	GMO International Intrinsic Value Fund, Class IV	458,512,873
33,692,695	GMO U.S. Core Equity Fund, Class VI	476,077,782
11,196,635	GMO U.S. Quality Equity Fund, Class VI	254,163,625
		1,848,137,798

	TOTAL MUTUAL FUNDS (COST $1,700,929,708)	1,848,137,798

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 6.4%
99,600,000	Branch Bank & Trust Time Deposit, 4.59%, due 12/03/07	99,600,000
27,900,000	Societe Generale Time Deposit, 4.63%, due 12/03/07	27,900,000

	TOTAL SHORT-TERM INVESTMENTS (COST $127,500,000)	127,500,000

	TOTAL INVESTMENTS — 98.9%
	(Cost $1,828,429,708)	1,975,637,798

	Other Assets and Liabilities (net) — 1.1%	21,718,282

	TOTAL NET ASSETS — 100.0%	$1,997,356,080

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$1,828,625,647	$151,484,845	$(4,472,694)	$147,012,151

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2007 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Emerging Markets Fund, Class VI	$194,843,664	$73,350,838	$123,457,000	$535,555	$11,010,283	$199,144,258

GMO International Growth Equity Fund, Class IV	397,932,659	146,029,063	135,844,000	—	13,629,063	460,239,260

GMO International Intrinsic Value Fund, Class IV	399,488,346	155,134,591	133,370,000	—	8,544,591	458,512,873

GMO U.S. Core Equity Fund, Class VI	421,080,896	206,324,378	139,223,000	5,599,680	21,390,698	476,077,782

GMO U.S. Quality Equity Fund, Class VI	228,372,215	87,339,579	73,813,000	2,888,986	1,672,593	254,163,625

Totals	$1,641,717,780	$668,178,449	$605,707,000	$9,024,221	$56,247,228	$1,848,137,798

A summary of outstanding financial instruments at November 30, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Sales

2/22/08	AUD	5,464,434	$4,805,023	$25,155
2/22/08	AUD	3,844,353	3,380,442	19,558
2/22/08	AUD	5,630,023	4,950,629	24,560
2/22/08	AUD	5,464,434	4,805,023	39,947
2/22/08	AUD	2,294,000	2,017,175	(33,714)
2/22/08	CHF	2,906,020	2,580,701	19,299
2/22/08	CHF	5,537,708	4,917,781	40,347
2/22/08	CHF	5,537,708	4,917,781	38,993
2/22/08	CHF	7,691,517	6,830,478	86,007
2/22/08	DKK	3,869,920	760,118	(118)
2/22/08	DKK	8,969,218	1,761,706	489
2/22/08	EUR	19,118,522	28,001,690	(13,783)
2/22/08	EUR	13,908,791	20,371,325	108,777
2/22/08	EUR	7,704,791	11,284,719	(552)
2/22/08	EUR	7,704,791	11,284,719	(4,520)
2/22/08	EUR	7,704,791	11,284,719	3,108
2/22/08	EUR	7,704,791	11,284,719	11,020
2/22/08	EUR	7,704,791	11,284,719	(899)
2/22/08	GBP	3,466,036	7,106,373	(41,590)
2/22/08	GBP	3,466,036	7,106,373	(44,481)
2/22/08	GBP	11,044,958	22,645,349	(88,136)
2/22/08	GBP	3,466,036	7,106,373	(33,407)
2/22/08	GBP	3,466,036	7,106,373	(33,788)
2/22/08	GBP	3,466,036	7,106,373	(42,446)
2/22/08	GBP	3,466,036	7,106,373	(34,447)
2/22/08	HKD	22,242,660	2,865,086	1,647
2/22/08	HKD	12,524,322	1,613,262	634
2/22/08	HKD	12,155,960	1,565,813	555
2/22/08	JPY	3,103,842,341	28,203,011	224,897
2/22/08	JPY	1,664,129,331	15,121,083	84,083
2/22/08	JPY	1,714,557,492	15,579,297	36,834
2/22/08	NOK	4,107,750	739,638	10,362
2/22/08	NOK	6,482,412	1,167,217	17,395
2/22/08	NOK	6,482,412	1,167,217	16,591
2/22/08	NZD	454,868	343,829	(1,436)
2/22/08	SEK	10,618,438	1,663,615	16,397
2/22/08	SEK	19,158,809	3,001,654	30,460
2/22/08	SEK	10,618,438	1,663,615	18,327
2/22/08	SGD	2,660,342	1,847,908	(3,950)
2/22/08	SGD	1,765,806	1,226,552	(1,574)
			$289,575,851	$496,601

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Sales

473	CAC 40	December 2007	$39,338,799	$(1,156,921)
117	DAX	December 2007	33,783,721	(1,047,465)
643	FTSE 100	December 2007	85,424,002	(2,003,785)
45	HANG SENG	December 2007	8,345,802	(607,824)
72	IBEX 35	December 2007	16,663,059	(110,294)
517	OMXS 30	December 2007	8,999,026	(234,974)
406	Russell 2000	December 2007	156,188,200	3,866,676
1345	S&P 500	December 2007	498,894,125	3,478,320
50	S&P/MIB	December 2007	14,280,952	(121,469)
173	SPI 200	December 2007	25,087,289	(682,245)
563	TOPIX	December 2007	77,725,060	(772,457)
			$964,730,035	$607,562

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Market Value
156,606,515	USD	3/7/2008	Citi Group	S&P Mid Cap Index	3 month LIBOR - 0.70%	$238,592
669,383,978	USD	6/17/2008	Deutsche Bank	MSCI EAFE Equity Index	3 month LIBOR - 0.70%	(42,806,254)
			Premiums to (Pay) Receive		$—	$(42,567,662)

As of November 30, 2007, for the futures and/or swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

LIBOR - London Interbank Offered Rate

Portfolio valuation

Shares of the underlying funds and other mutual funds are valued at their net asset value.

Investments held by the underlying funds are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies or procedures are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.  Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.  As of November 30, 2007, 48.03% of the net assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts.  A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The market value of a forward currency contract fluctuates with changes in forward currency exchange rates.  Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss.  Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss.  These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Schedule of Investments.  In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.

Futures contracts

The Fund may purchase and sell futures contracts.  Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap agreements

The Fund may enter into swap agreements.  A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.  Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.  Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts.  To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively.  Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate.  The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate.  In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement.  The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss.  Payments received or made on swap contracts are recorded as realized gain or loss.  Gains or losses are realized upon early termination of the swap agreements.  These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material.  Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions.

Currency Abbreviations:

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Par Value ($) / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 16.6%

	U.S. Government — 16.6%
5,000,000	U.S. Treasury Note, 4.63%, due 03/31/08 (a) (b)	5,024,219

	TOTAL DEBT OBLIGATIONS (COST $5,002,168)	5,024,219

	MUTUAL FUNDS — 51.5%

	Affiliated Issuers — 51.5%
604,035	GMO Short-Duration Collateral Fund	15,541,832

	TOTAL MUTUAL FUNDS (COST $15,511,525)	15,541,832

	SHORT-TERM INVESTMENTS — 11.9%

	Money Market Funds — 4.9%
1,490,567	State Street Institutional Liquid Reserves Fund-Institutional Class (b)	1,490,567

	Other Short-Term Investments — 7.0%
2,100,000	Fannie Mae Discount Note, 4.53%, due 12/20/07 (b)	2,094,979

	TOTAL SHORT-TERM INVESTMENTS (COST $3,585,546)	3,585,546

	TOTAL INVESTMENTS — 80.0%
	(Cost $24,099,239)	24,151,597

	Other Assets and Liabilities (net) — 20.0%	6,040,407

	TOTAL NET ASSETS — 100.0%	$30,192,004

As of November 30, 2007, the approximate consolidated cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
Aggregate	Unrealized	Unrealized	Appreciation
Cost	Appreciation	(Depreciation)	(Depreciation)
$37,095,935	$1,001,134	$(13,945,472)	$(12,944,338)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Consolidated Schedule of Investments.

A summary of the Fund’s transactions in the shares of the affiliated issuer during the period ended November 30, 2007 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Short-Duration Collateral Fund	$124,605,003	$847,649	$110,800,000	$847,649	$—	$15,541,832
Totals	$124,605,003	$847,649	$110,800,000	$847,649	$—	$15,541,832

A summary of outstanding financial instruments at November 30, 2007 is as follows:

Futures Contracts (b)

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

23	Cocoa	March 2008	$456,090	$3,635
4	Gasoline RBOB	January 2008	374,741	(24,142)
11	Gold 100 OZ	February 2008	868,010	(45,700)
4	Heating Oil	January 2008	422,520	(17,334)
11	Lean Hogs	February 2008	274,120	2,790
6	Silver	March 2008	424,950	(20,577)
6	Soybean	January 2008	324,000	18,048
16	Soybean Meal	January 2008	468,800	(552)
13	Soybean Oil	January 2008	359,580	4,387

8	Wheat	March 2008	354,200	39,489
4	WTI Crude	January 2008	354,840	(10,538)
				$(50,494)

Sales

6	Coffee “C”	March 2008	$290,700	$(4,232)
1	Copper	March 2008	79,613	(4,798)
28	Corn	March 2008	562,100	(7,460)
7	Cotton No. 2	March 2008	222,110	3,878
15	Live Cattle	February 2008	574,650	13,694
4	Natural Gas	January 2008	292,080	41,177
32	Sugar (World)	March 2008	349,440	(2,112)
				$40,147

Swap Agreements (b)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Market Value
15,648,914	USD	4/12/2008	Barclays	3 month T-Bill + 0.19%	Return on DJ-AIG Commodity Total Return Index	$(411,420)
				Premiums to (Pay) Receive	$—	$(411,420)

As of November 30, 2007, for the futures and/or swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Consolidated Schedule of Investments:

(a)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or open swap contracts.

(b)  All or a portion of this security is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Asset Opportunity Fund.

Basis of presentation and principles of consolidation

The accompanying consolidated schedule of investments include the accounts of the GMO Alternative Asset Opportunity Fund and its wholly owned investment in GMO Alternative Asset SPC Ltd.  The consolidated schedule of investments include 100% of the assets and liabilities of GMO Alternative Asset SPC Ltd.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

Futures contracts

The Fund may purchase and sell futures contracts.  Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap agreements

The Fund may enter into swap agreements.  A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.  Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.  Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts.  To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively.  Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate.  The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate.  In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation.  Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement.  The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss.  Payments received or made on swap contracts are recorded as realized gain or loss.  Gains or losses are realized upon early termination of the swap agreements.  These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material.  Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions.

Currency Abbreviation:

USD - United States Dollar

For additional information regarding the Fund’s Consolidated Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
31,416,697	GMO Alpha Only Fund, Class IV	348,097,000
751,358	GMO Alternative Asset Opportunity Fund	22,112,470
3,042,165	GMO Emerging Country Debt Fund, Class IV	32,977,063
11,811,811	GMO Emerging Markets Fund, Class VI	315,021,001
14,139,640	GMO Inflation Indexed Plus Bond Fund, Class VI	364,095,742
3,763,812	GMO Special Situations Fund, Class VI	77,120,498
7,538,110	GMO Strategic Fixed Income Fund, Class VI	186,643,594
13,848,243	GMO U.S. Quality Equity Fund, Class VI	314,355,117
	TOTAL MUTUAL FUNDS (COST $1,541,395,911)	1,660,422,485

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

42,568	Citigroup Global Markets Repurchase Agreement, dated 11/30/07, due 12/03/07, with a maturity value of $42,577 and an effective yield of 2.30%, collateralized by a U.S. Treasury Note with a rate of 2.63%, maturity date of 05/15/08 and a market value, including accrued interest, of $43,961.	42,568

	TOTAL SHORT-TERM INVESTMENTS (COST $42,568)	42,568

	TOTAL INVESTMENTS — 100.0%
	(Cost $1,541,438,479)	1,660,465,053

	Other Assets and Liabilities (net) — (0.0%)	(46,040)

	TOTAL NET ASSETS — 100.0%	$1,660,419,013

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$1,545,913,370	$116,692,448	$(2,140,765)	$114,551,683

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2007 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Alpha Only Fund, Class IV	$298,510,368	$99,963,194	$68,925,486	$—	$—	$348,097,000

GMO Alternative Asset Opportunity Fund	52,680,617	3,343,163	33,755,731	—	—	22,112,470

GMO Emerging Country Debt Fund, Class IV	27,366,474	6,960,671	1,747,200	357,443	705,555	32,977,063

GMO Emerging Markets Fund, Class VI	350,694,222	73,982,435	180,361,586	1,039,429	21,369,262	315,021,001

GMO Inflation Indexed Plus Bond Fund, Class VI	162,776,234	202,654,782	6,506,634	1,676,872	682,784	364,095,742

GMO International Growth Equity Fund, Class IV	39,254,064	1,415,956	42,470,420	—	1,415,956	—

GMO International Intrinsic Value Fund, Class IV	38,941,954	889,041	41,771,769	—	889,041	—

GMO International Small Companies Fund, Class III	13,336,722	461,656	13,265,466	—	461,656	—

GMO Special Situations Fund, Class VI	—	75,276,231	—	—	—	77,120,498

GMO Strategic Fixed Income Fund, Class VI	225,145,879	34,973,711	71,349,036	846,536	—	186,643,594

GMO U.S. Quality Equity Fund, Class VI	87,702,351	218,928,531	1,401,542	2,873,597	1,436,840	314,355,117

Totals	$1,296,408,885	$718,849,371	$461,554,870	$6,793,877	$26,961,094	$1,660,422,485

Notes to Schedule of Investments:

Portfolio valuation

Shares of the underlying funds and other mutual funds are valued at their net asset value.

Investments held by the underlying funds are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies or procedures are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2007, 22.51% of the net assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Par Value		Description	Value ($)

		DEBT OBLIGATIONS — 10.4%

		Albania — 0.5%

		Foreign Government Obligations
USD	15,681,227	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a) (b)	6,391,176

		Austria — 0.5%

		Corporate Debt
GBP	500,000	Bank Austria Creditanstalt AG, 8.38%, due 11/04/11	1,120,167
USD	4,175,000	Bank Austria Creditanstalt AG, 144A, 7.25%, due 02/15/17	4,891,931
		Total Austria	6,012,098

		Canada — 0.3%

		Foreign Government Obligations
CAD	4,000,000	Government of Canada (Cayman), 7.25%, due 06/01/08	4,042,042

		United States — 9.1%

		Corporate Debt — 2.1%
USD	5,000,000	Eastman Chemical Co., 7.25%, due 01/15/24	5,316,500
USD	10,000,000	General Electric Capital Corp. MTN, 5.88%, due 02/15/12	10,482,000
USD	5,000,000	Target Corp, 4.00%, due 06/15/13	4,668,150
USD	5,000,000	Verizon Global Funding Corp, 4.38%, due 06/01/13	4,832,000
			25,298,650

		U.S. Government — 7.0%
USD	58,068,000	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (c) (d)	58,249,463
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 02/15/10 (a)	9,313,396
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 02/15/12 (a)	8,525,863
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 08/15/12 (a)	8,356,371
			84,445,093
		Total United States	109,743,743

		TOTAL DEBT OBLIGATIONS (COST $120,711,677)	126,189,059

Principal Amount		Description	Value ($)

		OPTIONS PURCHASED — 0.0%

		Currency Options — 0.0%
JPY	11,280,000,000	JPY Put/USD Call, Expires 01/22/08, Strike 123.00	4,738

		TOTAL OPTIONS PURCHASED (COST $641,508)	4,738

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.1%

	United States — 0.1%
10,000	Home Ownership Funding 2 Preferred 144A, 13.34%	1,540,103

	TOTAL PREFERRED STOCKS (COST $2,138,851)	1,540,103

Shares	Description	Value ($)

	MUTUAL FUNDS — 88.3%

	United States — 88.3%

	Affiliated Issuers
3,467,981	GMO Emerging Country Debt Fund, Class IV	37,592,918
30,645,160	GMO Short-Duration Collateral Fund	788,499,955
93,858	GMO Special Purpose Holding Fund (a) (e)	115,445
9,341,541	GMO World Opportunity Overlay Fund	242,226,169
	Total United States	1,068,434,487

	TOTAL MUTUAL FUNDS (COST $1,075,601,616)	1,068,434,487

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
1,555,206	State Street Institutional Liquid Reserves Fund-Institutional Class	1,555,206

	TOTAL SHORT-TERM INVESTMENTS (COST $1,555,206)	1,555,206

	TOTAL INVESTMENTS — 99.0%
	(Cost $1,200,648,858)	1,197,723,593

	Other Assets and Liabilities (net) — 1.0%	12,664,421

	TOTAL NET ASSETS — 100.0%	$1,210,388,014

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$1,215,623,837	$8,205,309	$(26,105,553)	$(17,900,244)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2007 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Emerging Country Debt Fund, Class IV	$73,734,690	$3,372,191	$40,200,000	$629,541	$1,242,649	$37,592,918

GMO Short-Duration Collateral Fund	1,648,269,872	322,205,447	1,187,450,000	7,905,447	—	788,499,955

GMO Special Purpose Holding Fund	132,340	—	—	—	608,760	115,445

GMO World Opportunity Overlay Fund	475,441,813	39,900,000	273,375,000	—	—	242,226,169

Totals	$2,197,578,715	$365,477,638	$1,501,025,000	$8,534,988	$1,851,409	$1,068,434,487

A summary of outstanding financial instruments at November 30, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

12/18/07	AUD	23,200,000	$20,478,079	$(715,121)
12/18/07	AUD	23,200,000	20,478,079	(735,537)
12/18/07	AUD	13,500,000	11,916,123	(77,884)
1/08/08	CAD	11,600,000	11,605,143	(32,213)
1/08/08	CAD	29,100,000	29,112,901	(112,241)
1/08/08	CAD	2,900,000	2,901,286	(3,798)
1/29/08	CHF	186,000,000	164,926,624	(1,064,773)
2/12/08	EUR	23,700,000	34,710,129	(312,546)
2/12/08	EUR	17,300,000	25,336,929	(229,703)
1/22/08	GBP	84,400,000	173,246,006	(2,007,737)
1/22/08	GBP	7,900,000	16,216,155	(248,077)
1/22/08	GBP	11,500,000	23,605,795	(493,199)
12/04/07	JPY	6,870,000,000	61,827,836	390,980
12/04/07	JPY	1,730,000,000	15,569,455	362,709
12/04/07	JPY	9,430,000,000	84,867,030	(1,036,876)
12/04/07	JPY	4,760,000,000	42,838,501	(649,735)
2/05/08	NZD	30,500,000	23,101,489	122,789
			$762,737,560	$(6,842,962)

Sales

12/18/07	AUD	73,100,000	$64,523,603	$1,320,711
12/18/07	AUD	10,200,000	9,003,293	76,747
1/08/08	CAD	45,500,000	45,520,172	1,360,649
1/08/08	CAD	21,800,000	21,809,665	807,258
1/08/08	CAD	4,300,000	4,301,906	96,486
1/29/08	CHF	20,700,000	18,354,737	109,271
1/29/08	CHF	40,200,000	35,645,432	364,728
2/12/08	EUR	75,300,000	110,281,549	1,162,451
1/22/08	GBP	36,100,000	74,101,669	258,663
1/22/08	GBP	23,600,000	48,443,196	97,372
1/22/08	GBP	29,400,000	60,348,727	307,295
12/04/07	JPY	20,510,000,000	184,583,540	(5,713,421)
12/04/07	JPY	440,000,000	3,959,861	(196,829)
12/04/07	JPY	1,840,000,000	16,559,420	(704,458)
2/19/08	JPY	5,610,000,000	50,951,389	611,426
2/05/08	NZD	18,600,000	14,088,121	68,525
			$762,476,280	$26,874

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)

12/11/07	EUR	67,500,000	NOK	519,615,000	$(5,095,050)
1/15/08	EUR	21,300,000	SEK	196,889,690	(350,355)
1/15/08	EUR	15,200,000	SEK	140,101,440	(312,979)
12/11/07	NOK	196,498,305	EUR	24,300,000	133,044
1/15/08	SEK	178,555,305	EUR	19,300,000	293,509
					$(5,331,831)

Futures Contracts

				Net Unrealized
Number of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys

258	Australian Government Bond 10 Yr.	December 2007	$22,776,797	$160,860
692	Australian Government Bond 3 Yr.	December 2007	60,399,074	13,990
260	Euro BOBL	December 2007	41,326,875	203,231
572	Euro Bund	December 2007	95,714,030	362,149
12	Japanese Government Bond 10 Yr. (TSE)	December 2007	14,798,722	36,763
				$776,993
Sales

93	Canadian Government Bond 10 Yr.	March 2008	$10,706,695	$(12,370)
562	U.S. Long Bond (CBT)	March 2008	65,859,375	219,275
1,131	U.S. Treasury Note 10 Yr.	March 2008	128,032,734	31,135
1,271	U.S. Treasury Note 2 Yr. (CBT)	March 2008	267,049,016	15,411
977	U.S. Treasury Note 5 Yr. (CBT)	March 2008	107,576,859	(11,052)
829	UK Gilt Long Bond	March 2008	186,710,568	(302,684)
				$(60,285)

Swap Agreements

Credit Default Swaps

Notional		Expiration			Annual	Deliverable	Market
Amount		Date	Counterparty	Receive (Pay)	Premium	On Default	Value
10,000,000	USD	12/20/2008	Lehman Brothers	Receive	0.27%	Federal Home Loan Bank System	$12,066
350,000,000	USD	12/20/2008	JP Morgan Chase Bank	(Pay)	0.15%	Reference security within CDX Index	2,855,416
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.25%	AT&T Wireless Services, Inc.	16,717
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.30%	Boeing Capital Corp.	26,498
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.66%	Daimler-Chrysler AG	30,654
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.39%	SBC Communications, Inc.	24,325

5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.35%	The Kroger Co.	19,752
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.38%	Weyerhaeuser Co.	(259)
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.29%	Merrill Lynch & Co., Inc.	(126,840)
5,000,000	USD	6/20/2010	Lehman Brothers	Receive	0.40%	PSEG Power LLC	13,133
5,000,000	USD	6/20/2010	Lehman Brothers	Receive	0.20%	Royal Bank of Scotland PLC	(39,938)
5,000,000	USD	6/20/2010	UBS AG	Receive	0.52%	TXU Electric Delivery Co.	50,555
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.17%	Wachovia Corp.	(66,772)
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.20%	Bank of America Corp.	(52,724)
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.19%	Citigroup, Inc.	(85,692)
5,000,000	USD	12/20/2010	Deutsche Bank AG	Receive	0.75%	Enterprise Products Partners LP	56,593
5,000,000	USD	12/20/2010	Citigroup	Receive	0.39%	Exelon Generation Co. LLC	(18,771)
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.45%	First Energy Corp.	3,296
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.28%	JP Morgan Chase Bank	(37,370)
5,000,000	USD	12/20/2010	UBS AG	Receive	0.47%	Progress Energy, Inc.	39,618
5,000,000	USD	3/20/2011	Barclays Bank PLC	Receive	0.25%	Bell South	17,215
2,000,000	USD	6/20/2011	UBS AG	Receive	0.32%	Boston Properties Limited Partnership	(48,238)
3,000,000	USD	6/20/2011	Bank of America, N.A.	Receive	0.14%	Credit Suisse First Boston (USA), Inc.	(27,704)
5,000,000	USD	6/20/2011	Citigroup	Receive	0.37%	Deutsche Telekom International Finance B.V.	(10,824)
2,000,000	USD	6/20/2011	UBS AG	Receive	0.26%	ERP Operating LP	(61,714)
4,000,000	USD	6/20/2011	Barclays Bank PLC	Receive	0.20%	Morgan Stanley	(98,835)
2,000,000	USD	6/20/2011	Barclays Bank PLC	Receive	0.30%	Prologis	(62,424)
5,000,000	USD	6/20/2011	Citigroup	Receive	0.49%	Telecom Italia SpA	(1,449)
3,000,000	USD	6/20/2011	Barclays Bank PLC	Receive	0.08%	US Bancorp	(30,775)
2,000,000	USD	12/20/2011	Barclays Bank PLC	Receive	0.04%	UBS	(33,913)
2,000,000	USD	12/20/2011	Barclays Bank PLC	Receive	0.11%	Wachovia	(54,786)
5,000,000	USD	3/20/2013	Barclays Bank PLC	Receive	0.25%	Goldman Sachs Group, Inc.	(104,720)
2,000,000	USD	12/20/2013	UBS AG	Receive	0.34%	CIT	(248,554)
3,000,000	USD	12/20/2013	Lehman Brothers	Receive	0.25%	Mid America Energy	(30,255)
2,000,000	USD	12/20/2013	Barclays Bank PLC	Receive	0.25%	SLM Corp.	(232,688)
9,920,000	USD	3/20/2015	JP Morgan Chase Bank	Receive	0.70%	Reference security within CDX Index	61,918
25,000,000	USD	6/20/2015	JP Morgan Chase Bank	Receive	0.65%	Reference security within CDX Index	(263,793)
5,000,000	USD	6/20/2015	Lehman Brothers	Receive	0.65%	Reference security within CDX Index	(52,759)
1,000,000	USD	12/20/2016	UBS AG	Receive	0.15%	Bank of America Corp.	(34,678)
1,000,000	USD	12/20/2016	UBS AG	Receive	0.12%	Citigroup Inc.	(47,426)
1,000,000	USD	12/20/2016	Bank of America, N.A.	Receive	0.17%	General Electric Capital Corp.	(35,163)
1,000,000	USD	12/20/2016	Bank of America, N.A.	Receive	0.22%	JP Morgan Chase Bank	(27,506)
1,000,000	USD	12/20/2016	Barclays Bank PLC	Receive	0.33%	Pacific Gas	(19,794)
73,000,000	USD	12/20/2016	JP Morgan Chase Bank	Receive	0.65%	Reference security within CDX Index	(1,623,559)
2,000,000	USD	12/20/2016	JP Morgan Chase Bank	Receive	0.65%	Reference security within CDX Index	(44,481)
10,000,000	USD	12/20/2016	Lehman Brothers	Receive	0.65%	Reference security within CDX Index	(222,405)
1,000,000	USD	12/20/2016	Bank of America, N.A.	Receive	0.33%	Well Point	(28,426)
5,000,000	USD	1/20/2024	Goldman Sachs	(Pay)	1.11%	Eastman Chemical Co.	(144,144)
			Premiums to (Pay) Receive			$27,386	$(791,623)

Interest Rate Swaps

Notional		Expiration			Fixed		Market
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	Value
7,325,000	USD	2/15/2010	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	$(1,846,732)
6,560,000	USD	2/15/2012	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(1,834,381)
6,374,000	USD	8/15/2012	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(1,825,891)
117,600,000	SEK	3/19/2013	Barclays Bank PLC	Receive	4.60%	3 month SEK STIBOR	(48,201)
20,500,000	SEK	3/19/2013	Deutsche Bank AG	Receive	4.60%	3 month SEK STIBOR	(8,402)
820,800,000	SEK	3/19/2013	JP Morgan Chase Bank	Receive	4.60%	3 month SEK STIBOR	(336,426)
170,600,000	CHF	3/19/2013	JP Morgan Chase Bank	Receive	3.00%	6 month CHF LIBOR	655,518
23,900,000	AUD	12/17/2017	JP Morgan Chase Bank	Receive	6.56%	6 month AUD BBSW	(526,997)
4,516,000	USD	8/31/2025	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(1,899,463)
			Premiums to (Pay) Receive			$7,737,292	$(7,670,975)

Total Return Swaps

Notional		Expiration				Market
Amount		Date	Counterparty	Pay	Receive	Value
20,000	USD	11/30/2007	JP Morgan Chase Bank	1 month LIBOR - 0.01%	Return on Lehman Aggregate Total Return Index	$281,032
120,000,000	USD	12/31/2007	JP Morgan Chase Bank	1 month LIBOR - 0.01%	Lehman Aggregate Total Return Index	1,686,194
103,000,000	USD	1/31/2008	JP Morgan Chase Bank	1 month LIBOR - 0.01%	Lehman Aggregate Total Return Index	1,447,316
350,000,000	USD	1/31/2008	Lehman Brothers	1 month LIBOR - 0.05%	Return on Lehman Brothers U.S. Government Index	8,303,847
85,000,000	USD	1/31/2008	Lehman Brothers	1 month LIBOR - 0.08%	Return on Lehman Brothers U.S. Government Index	2,018,703
85,000,000	USD	1/31/2008	JP Morgan Chase Bank	1 month LIBOR - 0.10%	Return on Lehman Mortgage Total Return Index	1,118,361
20,000,000	USD	2/29/2008	JPMorgan	Receive	Lehman Aggregate Total Return	—
100,000,000	USD	5/30/2008	UBS AG	1 month LIBOR - 0.09%	Return on Lehman Mortgage Total Return Index	1,479,459
245,000,000	USD	6/30/2008	UBS AG	1 month LIBOR - 0.09%	Lehman Mortgage Total Return Index	3,624,676
225,000,000	USD	7/31/2008	Lehman Brothers	1 month LIBOR - 0.05%	Return on Lehman Brothers U.S. Government Index	5,338,187
250,000,000	USD	8/19/2011	Morgan Stanley	3 month LIBOR - 0.01%	Return on Lehman Aggregate Total Return Index	2,120,549
			Premiums to (Pay) Receive		$—	$27,418,324

As of November 30, 2007, for the futures and/or swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

BBSW - Bank Bill Swap Reference Rate

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

STIBOR - Stockholm Interbank Offered Rate

(a)   Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(b)   Security is backed by the U.S. Government.

(c)   Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(d)   All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts.

(e)   Bankrupt issuer.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts.  A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The market value of a forward currency contract fluctuates with changes in forward currency exchange rates.  Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss.  Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss.  These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Schedule of Investments.  In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.

Futures contracts

The Fund may purchase and sell futures contracts.  Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options

The Fund may write call and put options. Writing options increases the Fund’s exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option.  There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options.  Purchasing options alters the Fund’s exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss.  The risk associated with purchasing put and call options is limited to the premium paid.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

Swap agreements

The Fund may enter into swap agreements.  A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.  Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.  Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts.  To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively.  Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate.  The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate.  In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation.  Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement.  The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss.  Payments received or made on swap contracts are recorded as realized gain or loss.  Gains or losses are realized upon early termination of the swap agreements.  These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material.  Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Par Value		Description	Value ($)

		DEBT OBLIGATIONS — 10.0%

		United States — 10.0%

		U.S. Government
USD	19,067,400	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a) (b)	19,713,904

		TOTAL DEBT OBLIGATIONS (COST $19,488,124)	19,713,904

Principal Amount		Description	Value ($)

		OPTIONS PURCHASED — 0.0%

		Currency Options — 0.0%
JPY	1,820,000,000	JPY Put/USD Call, Expires 01/22/08, Strike 123.00	765

		TOTAL OPTIONS PURCHASED (COST $103,505)	765

Shares	Description	Value ($)

	MUTUAL FUNDS — 90.2%

	United States — 90.2%

	Affiliated Issuers
591,087	GMO Emerging Country Debt Fund, Class III	6,407,384
5,100,746	GMO Short-Duration Collateral Fund	131,242,198
5,496	GMO Special Purpose Holding Fund (c) (d)	6,759
1,525,508	GMO World Opportunity Overlay Fund	39,556,425
	Total United States	177,212,766

	TOTAL MUTUAL FUNDS (COST $177,432,546)	177,212,766

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.4%
776,261	State Street Institutional Liquid Reserves Fund - Institutional Class	776,261

	TOTAL SHORT-TERM INVESTMENTS (COST $776,261)	776,261

	TOTAL INVESTMENTS — 100.6%
	(Cost $197,800,436)	197,703,696

	Other Assets and Liabilities (net) — (0.6%)	(1,111,342)

	TOTAL NET ASSETS — 100.0%	$196,592,354

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$198,345,151	$267,543	$(908,998)	$(641,455)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2007 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Emerging Country Debt Fund, Class III	$8,433,652	$295,607	$2,400,000	$99,047	$196,560	$6,407,384

GMO Short-Duration Collateral Fund	183,379,841	68,762,714	121,275,000	1,262,714	—	131,242,198

GMO Special Purpose Holding Fund	7,749	—	—	—	35,644	6,759

GMO World Opportunity Overlay Fund	55,039,560	10,500,000	25,900,000	—	—	39,556,425

Totals	$246,860,802	$79,558,321	$149,575,000	$1,361,761	$232,204	$177,212,766

A summary of outstanding financial instruments at November 30, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

12/18/07	AUD	3,400,000	$3,001,098	$(104,802)
12/18/07	AUD	3,300,000	2,912,830	(104,624)
12/18/07	AUD	2,200,000	1,941,887	(3,903)
1/08/08	CAD	500,000	500,222	(655)
1/08/08	CAD	1,900,000	1,900,842	(5,277)
1/08/08	CAD	4,700,000	4,702,084	(18,128)
1/29/08	CHF	30,200,000	26,778,409	(172,882)
2/12/08	EUR	2,800,000	4,100,775	(37,177)
2/12/08	EUR	3,900,000	5,711,793	(51,432)
1/22/08	GBP	13,800,000	28,326,954	(333,529)
1/22/08	GBP	1,300,000	2,668,481	(40,823)
1/22/08	GBP	2,000,000	4,105,356	(85,068)
12/04/07	JPY	860,000,000	7,739,729	(7,381)
12/04/07	JPY	250,000,000	2,249,921	52,415
12/04/07	JPY	1,455,000,000	13,094,542	(161,526)
12/04/07	JPY	780,000,000	7,019,754	(105,924)
2/05/08	NZD	4,500,000	3,408,416	18,116
			$120,163,093	$(1,162,600)

Sales

12/18/07	AUD	11,100,000	$9,797,702	$200,329
12/19/07	AUD	1,600,000	1,412,281	12,039
1/08/08	CAD	6,100,000	6,102,704	180,011
1/08/08	CAD	3,200,000	3,201,419	118,497
1/08/08	CAD	1,700,000	1,700,754	38,145
1/29/08	CHF	6,500,000	5,763,565	58,582
1/29/08	CHF	3,300,000	2,926,118	17,420
2/12/08	EUR	12,300,000	18,014,118	189,882
1/22/08	GBP	3,900,000	8,005,443	16,041
1/22/08	GBP	5,900,000	12,110,799	42,687
1/22/08	GBP	4,800,000	9,852,853	50,171
12/04/07	JPY	2,945,000,000	26,504,072	(819,814)
12/04/07	JPY	140,000,000	1,259,956	(62,628)
12/04/07	JPY	260,000,000	2,339,918	(99,543)
2/19/08	JPY	915,000,000	8,310,253	100,074
2/05/08	NZD	2,600,000	1,969,307	9,578
			$119,271,262	$51,471

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)

12/11/07	EUR	9,900,000	NOK	76,210,200	$(747,274)
12/11/07	NOK	23,450,415	EUR	2,900,000	15,878
1/15/08	EUR	3,300,000	SEK	30,510,586	(53,255)
1/15/08	EUR	2,500,000	SEK	23,043,000	(51,477)
1/15/08	SEK	27,755,050	EUR	3,000,000	45,570
					$(790,558)

Future Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

47	Australian Government Bond 10 Yr.	December 2007	$4,149,262	$35,196
124	Australian Government Bond 3 Yr.	December 2007	10,822,955	(1,918)
62	Canadian Government Bond 10 Yr	March 2008	7,137,797	10,412
331	Euro BOBL	December 2007	52,612,290	460,904
731	Euro Bund	December 2007	122,319,854	1,377,276
325	Federal Fund 30 day	December 2007	129,712,460	26,111
2	Japanese Government Bond 10 Yr. (TSE)	December 2007	2,466,454	6,127
14	U.K Gilt Long Bond	March 2008	3,157,594	2,230
				$1,916,338

Sales

28	U.S. Long Bond (CBT)	March 2008	$3,281,250	$13,246
76	U.S. Treasury Note 10 Yr.	March 2008	8,603,438	3,976
156	U.S. Treasury Note 2 Yr. (CBT)	March 2008	32,777,062	1,892
21	U.S. Treasury Note 5 Yr. (CBT)	March 2008	2,312,297	(238)
				$18,876

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
69,000,000	SEK	3/19/2013	Deutsche Bank AG	Receive	4.60%	3 month SEK STIBOR	$(28,282)
94,600,000	SEK	3/19/2013	JP Morgan Chase Bank	Receive	4.60%	3 month SEK STIBOR	(38,774)
29,400,000	CHF	3/19/2013	JP Morgan Chase Bank	Receive	3.00%	6 month CHF LIBOR	112,967
4,100,000	AUD	12/17/2017	JP Morgan Chase Bank	Receive	6.56%	6 month AUD BBSW	(90,405)
				Premiums to (Pay) Receive		$151,622	$(44,494)

As of November 30, 2007, for the futures and/or swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

BBSW - Bank Bill Swap Reference Rate
LIBOR - London Interbank Offered Rate
STIBOR - Stockholm Interbank Offered Rate
(a)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.
(b)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts.
(c)	Bankrupt issuer.
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Schedule of Investments. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options

The Fund may write call and put options. Writing options increases the Fund’s exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing options alters the Fund’s exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 98.0%

	United States — 98.0%
	Affiliated Issuers
2,604,618	GMO International Growth Equity Fund, Class IV	91,265,830
2,396,014	GMO International Intrinsic Value Fund, Class IV	91,024,571
		182,290,401

	TOTAL MUTUAL FUNDS (COST $155,686,897)	182,290,401

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.0%
3,800,000	Bank of Montreal Time Deposit, 4.59%, due 12/03/07	3,800,000

	TOTAL SHORT-TERM INVESTMENTS (COST $3,800,000)	3,800,000

	TOTAL INVESTMENTS — 100.0% (Cost $159,486,897)	186,090,401

	Other Assets and Liabilities (net) — (0.0%)	(67,248)

	TOTAL NET ASSETS — 100.0%	$186,023,153

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$159,486,897	$26,603,504	$—	$26,603,504

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2007 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO International Growth Equity Fund, Class IV	$111,898,773	$7,799,745	$39,610,000	$—	$4,299,745	$91,265,830

GMO International Intrinsic Value Fund, Class IV	112,564,395	5,940,629	35,260,000	—	2,690,629	91,024,571

Totals	$224,463,168	$13,740,374	$74,870,000	$—	$6,990,374	$182,290,401

A summary of outstanding financial instruments at November 30, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

2/22/2008	AUD	537,000	$472,198	$(1,076)
2/22/2008	CHF	1,124,000	998,172	(9,265)
2/22/2008	EUR	3,084,000	4,516,939	3,536
2/22/2008	EUR	670,000	981,307	(10,716)
2/22/2008	GBP	599,000	1,228,123	(4,405)
2/22/2008	JPY	587,108,000	5,334,748	(30,792)
2/22/2008	JPY	186,653,000	1,696,019	(20,232)

2/22/2008	NOK	4,574,000	823,590	(23,369)
2/22/2008	SEK	9,316,000	1,459,559	(13,373)
2/22/2008	SGD	2,024,708	1,406,389	2,973
2/22/2008	SGD	2,024,708	1,406,389	1,805
			$20,323,433	$(104,914)

Sales

2/22/2008	AUD	4,602,926	$4,047,476	$21,188
2/22/2008	AUD	4,742,409	4,170,127	36,305
2/22/2008	AUD	4,602,926	4,047,476	32,190
2/22/2008	CAD	529,000	529,234	12,147
2/22/2008	CHF	6,092,587	5,410,543	42,559
2/22/2008	CHF	6,092,587	5,410,543	44,390
2/22/2008	CHF	6,277,211	5,574,499	44,351
2/22/2008	DKK	17,058,800	3,350,637	(42)
2/22/2008	DKK	17,575,733	3,452,171	483
2/22/2008	DKK	17,058,800	3,350,637	1,299
2/22/2008	EUR	5,292,219	7,751,178	2,187
2/22/2008	EUR	5,292,219	7,751,178	(10,355)
2/22/2008	EUR	5,292,219	7,751,178	(379)
2/22/2008	EUR	5,292,219	7,751,178	(3,105)
2/22/2008	EUR	5,292,219	7,751,178	2,135
2/22/2008	EUR	5,292,219	7,751,178	7,570
2/22/2008	EUR	5,292,219	7,751,178	(617)
2/22/2008	GBP	5,935,535	12,169,558	(71,222)
2/22/2008	GBP	5,935,535	12,169,558	(76,173)
2/22/2008	GBP	6,115,400	12,538,333	(74,891)
2/22/2008	HKD	8,839,835	1,138,662	448
2/22/2008	HKD	8,839,835	1,138,662	403
2/22/2008	HKD	9,107,709	1,173,167	552
2/22/2008	JPY	1,528,780,387	13,891,237	73,288
2/22/2008	JPY	1,575,107,066	14,312,183	56,740
2/22/2008	JPY	1,528,780,387	13,891,237	32,843
2/22/2008	NOK	12,563,573	2,262,185	32,952
2/22/2008	NOK	12,944,287	2,330,736	33,129
2/22/2008	NOK	12,563,573	2,262,185	35,679
2/22/2008	SEK	12,408,263	1,944,031	19,161
2/22/2008	SEK	12,408,263	1,944,031	20,295
2/22/2008	SEK	12,784,271	2,002,941	21,136
			$188,770,295	$336,646

Notes to Schedule of Investments:

Portfolio valuation

Shares of the underlying funds and other mutual funds are valued at their net asset value.

Investments held by the underlying funds are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies or procedures are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.  Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2007, 88.39% of the net assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts.  A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The market value of a forward currency contract fluctuates with changes in forward currency exchange rates.  Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss.  Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss.  These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Schedule of Investments.  In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.

Subsequent event

On December 6, 2007, the Fund received redemption requests in the amount of approximately $150,000,000.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.1%

	Australia — 0.9%
40,582	BHP Billiton Ltd	1,546,983
172,555	Qantas Airways Ltd	894,053
371,634	Telstra Corp Ltd	1,535,327
18,934	Woodside Petroleum Ltd	814,566
	Total Australia	4,790,929

	Austria — 0.1%
5,715	Voestalpine AG	417,568

	Belgium — 1.1%
21,703	Belgacom SA	1,132,188
59,812	Dexia	1,629,348
55,025	Fortis	1,469,434
12,693	Inbev NV	1,112,085
966	UCB SA	45,927
	Total Belgium	5,388,982

	Canada — 0.7%
14,464	BCE Inc	568,608
15,100	Canadian Natural Resources	980,341
12,300	EnCana Corp	798,310
7,100	Potash Corp of Saskatchewan Inc	843,522
4,900	Research In Motion Ltd *	557,795
	Total Canada	3,748,576

	Finland — 1.0%
7,000	Metso Oyj	379,965
110,218	Nokia Oyj	4,344,962
7,904	Rautaruukki Oyj	371,166
	Total Finland	5,096,093

	France — 6.8%
3,492	Alstom	781,211
30,955	Arcelor Mittal	2,273,909
45,998	BNP Paribas	5,184,801
7,306	Bouygues	653,988
11,609	Casino Guichard-Perrachon SA	1,274,909
20,039	Cie de Saint-Gobain	1,962,763
13,591	Credit Agricole SA	477,847
17,677	Electricite de France (a)	2,148,436
3,795	Lafarge SA	601,397
8,602	Michelin SA Class B	1,017,880
21,001	Peugeot SA	1,628,006
5,729	Renault SA	831,000
45,353	Sanofi-Aventis	4,325,196
10,165	Societe Generale	1,565,763
117,572	Total SA	9,507,924
7,124	Vinci SA	565,807
	Total France	34,800,837

	Germany — 5.7%
9,387	Allianz SE (Registered)	1,939,680
30,290	Altana AG	755,453
14,208	BASF AG	1,975,105
13,917	Bayer AG	1,150,386

12,947	Beiresdorf AG (Bearer)	1,041,887
22,031	DaimlerChrysler AG (Registered)	2,242,558
8,810	Deutsche Boerse AG	1,640,835
21,906	Deutsche Lufthansa AG (Registered)	593,764
46,158	Deutsche Post AG (Registered)	1,567,561
7,266	E. ON AG	1,479,304
20,609	Hannover Rueckversicherungs AG (Registered)	978,712
11,887	MAN AG	1,929,477
9,441	Muenchener Rueckversicherungs AG (Registered)	1,722,260
5,812	Salzgitter AG	938,756
17,156	Siemens AG (Registered)	2,607,806
41,771	Suedzucker AG	918,002
42,302	ThyssenKrupp AG	2,503,890
12,655	Volkswagen AG	3,035,599
	Total Germany	29,021,035

	Hong Kong — 1.4%
99,600	Bank of East Asia Ltd	608,924
211,000	CLP Holdings Ltd	1,437,465
51,900	Esprit Holdings Ltd	782,572
101,000	Hang Seng Bank Ltd	1,931,831
180,500	Hong Kong Electric Holdings Ltd	943,762
53,000	Hong Kong Exchanges and Clearing Ltd	1,619,429
	Total Hong Kong	7,323,983

	Ireland — 0.2%
47,086	Bank of Ireland	747,410

	Italy — 2.3%
58,319	Enel SPA	698,249
258,100	ENI SPA	9,238,318
61,852	Fiat SPA	1,699,099
	Total Italy	11,635,666

	Japan — 9.7%
157,000	Cosmo Oil Co Ltd	648,774
8,700	Eisai Co Ltd	384,861
139,000	Fuji Heavy Industries Ltd	693,755
92,300	Honda Motor Co Ltd	3,205,627
27,900	Hoya Corp	979,238
210,000	Isuzu Motors Ltd	985,838
169,000	Itochu Corp	1,799,221
15,900	JFE Holdings Inc	876,780
23,000	Kansai Electric Power Co Inc	590,057
71,000	Kawasaki Kisen Kaisha Ltd	852,927
32,700	Komatsu Ltd	1,001,053
2,300	Kyushu Electric Power Co Inc	62,534
237,000	Marubeni Corp	1,822,589
76,400	Mitsubishi Corp	2,218,441
31,000	Mitsubishi Estate Co Ltd	838,319
101,000	Mitsui & Co	2,331,415
54,000	Mitsui Chemicals Inc	396,019
29,000	Mitsui Fudosan Co Ltd	748,717
51,000	Mitsui OSK Lines Ltd	768,700
5,500	Nintendo Co Ltd	3,377,232
47,000	Nippon Mining Holdings Inc	348,618
178,000	Nippon Oil Corp	1,477,628
221,000	Nippon Steel Corp	1,340,042
219,600	Nissan Motor Co	2,517,894
449	NTT Docomo Inc	718,589
311,000	Osaka Gas Co Ltd	1,235,705

33,000	Ricoh Company Ltd	631,985
68,400	Seven & I Holdings Co Ltd	1,716,424
19,100	Shin-Etsu Chemical Co Ltd	1,138,443
60,300	Showa Shell Sekiyu KK	689,217
197,800	Sojitz Corp	782,784
17,000	SUMCO Corp	530,264
128,800	Sumitomo Corp	1,942,359
92,000	Sumitomo Metal Industries Ltd	410,392
130,000	Taisei Corp	384,427
32,000	Taisho Pharmaceutical Co Ltd	626,492
44,700	Takeda Pharmaceutical Co Ltd	2,868,594
8,300	TDK Corp	590,697
19,100	Tokyo Electric Power Co Inc	524,837
217,000	Tokyo Gas Co Ltd	1,083,645
80,000	TonenGeneral Sekiyu KK	836,350
82,000	Toshiba Corp	671,872
25,400	Toyota Motor Corp	1,440,096
28,000	Toyota Tsusho Kaisha	813,345
	Total Japan	49,902,796

	Netherlands — 2.2%
96,546	Aegon NV	1,723,632
35,838	Heineken NV	2,353,447
152,179	ING Groep NV	5,903,153
10,561	Koninklijke DSM	525,383
41,446	Koninklijke KPN NV	762,029
	Total Netherlands	11,267,644

	Norway — 0.6%
89,700	Statoil ASA	2,906,101

	Singapore — 3.0%
309,000	Capitaland Ltd	1,500,549
105,000	City Developments Ltd	1,042,132
119,000	Keppel Corp Ltd	1,108,229
256,000	Oversea-Chinese Banking Corp	1,509,127
269,000	Sembcorp Industrie	1,042,505
123,200	Singapore Airlines Ltd	1,524,038
160,000	Singapore Exchange Ltd	1,561,657
355,000	Singapore Technologies Engineering Ltd	930,232
1,383,600	Singapore Telecommunications	3,704,474
118,000	United Overseas Bank Ltd	1,618,181
	Total Singapore	15,541,124

	Spain — 0.1%
16,322	Repsol YPF SA	602,446

	Sweden — 0.7%
18,900	Electrolux AB Series B	318,463
13,975	Hennes & Mauritz AB Class B	872,665
30,100	Sandvik AB	545,104
44,100	Svenska Cellulosa AB (SCA)	786,698
58,100	Volvo AB Class B	989,759
	Total Sweden	3,512,689

	Switzerland — 1.9%
79,693	ABB Ltd	2,345,193
83,156	Novartis AG (Registered)	4,715,923
9,713	Zurich Financial Services AG	2,830,772
	Total Switzerland	9,891,888

	United Kingdom — 12.7%
75,560	AstraZeneca Plc	3,583,316
99,805	Aviva Plc	1,398,323
305,174	Barclays Plc	3,527,346
58,859	Barratt Developments Plc	562,023
51,556	BG Group Plc	1,079,549
22,978	BHP Billiton Plc	759,050
141,008	BT Group Plc	830,617
194,819	Centrica Plc	1,456,521
195,072	DSG International Plc	451,701
49,445	GKN Plc	325,171
238,250	GlaxoSmithKline Plc	6,294,898
271,815	HBOS Plc	4,456,457
87,074	HSBC Holdings Plc	1,488,764
6,931	Imperial Tobacco Group Plc	358,388
117,991	J Sainsbury Plc	1,066,250
79,468	Kesa Electricals Plc	385,899
115,877	Kingfisher Plc	362,779
379,951	Lloyds TSB Group Plc	3,869,149
27,390	Next Plc	979,717
471,875	Old Mutual Plc	1,634,180
35,040	Persimmon Plc	574,574
16,915	Reckitt Benckiser Group Plc	1,003,984
33,470	Reed Elsevier Plc	420,414
36,349	Rio Tinto Plc	4,221,642
912,375	Royal Bank of Scotland Group	8,614,765
64,839	Royal Dutch Shell Group Class A (Amsterdam)	2,623,391
131,659	Royal Dutch Shell Plc A Shares (London)	5,326,315
140,677	Taylor Woodrow Plc	594,979
119,484	Tomkins Plc	480,117
30,584	Unilever Plc	1,118,857
31,357	United Utilities Plc	483,211
944,862	Vodafone Group Inc	3,535,815
41,001	Wolseley Plc	584,688
11,111	Xstrata Plc	780,266
	Total United Kingdom	65,233,116

	United States — 44.0%
8,600	3M Co.	716,036
14,900	Abbott Laboratories	856,899
13,500	Abercrombie & Fitch Co.-Class A	1,107,540
17,400	Accenture Ltd.	601,344
16,600	ACE Ltd.	993,178
14,500	Adobe Systems, Inc. *	611,030
5,000	Allegheny Technologies, Inc.	488,750
33,700	Allstate Corp. (The)	1,722,744
63,100	Altria Group, Inc.	4,894,036
6,400	Amazon.com, Inc. *	579,584
24,300	AMBAC Financial Group, Inc.	661,689
12,700	American Electric Power Co., Inc.	605,409
49,500	American International Group, Inc.	2,877,435
22,400	AmerisourceBergen Corp.	1,016,288
60,800	Amgen, Inc. *	3,359,200
12,000	Amphenol Corp.-Class A	520,200
21,000	Anadarko Petroleum Corp.	1,188,600
21,200	Apache Corp.	2,051,948
12,600	Apollo Group, Inc.-Class A *	964,152
21,700	Apple, Inc. *	3,954,174
7,600	Ashland, Inc.	374,224
78,154	AT&T, Inc.	2,986,264
16,600	Automatic Data Processing, Inc.	747,996

21,300	AutoNation, Inc. *	351,450
15,600	Avon Products, Inc.	640,380
82,083	Bank of America Corp.	3,786,489
6,300	Bear Stearns Cos. (The), Inc.	628,110
35,400	Bed Bath & Beyond, Inc. *	1,113,330
23,700	Best Buy Co., Inc.	1,209,885
129,500	Boston Scientific Corp. *	1,635,585
4,300	Bunge Ltd.	483,062
46,100	Capital One Financial Corp.	2,457,591
36,400	Centerpoint Energy, Inc.	649,740
21,000	Centex Corp.	438,060
47,400	Chesapeake Energy Corp.	1,794,090
107,505	Chevron Corp.	9,435,714
32,300	Chubb Corp.	1,761,965
24,900	Cigna Corp.	1,334,889
60,600	Cisco Systems, Inc. *	1,698,012
82,700	Citigroup, Inc.	2,753,910
11,600	CNA Financial Corp.	411,104
18,400	Cognizant Technologies Solutions Corp.-Class A *	572,240
23,700	Computer Sciences Corp. *	1,251,834
34,900	Compuware Corp. *	288,274
147,253	ConocoPhillips	11,786,130
22,000	Convergys Corp. *	358,820
25,400	Corning, Inc.	616,966
67,100	Countrywide Financial Corp.	726,022
12,000	CSX Corp.	504,000
4,700	Cummins, Inc.	549,430
53,700	D.R. Horton, Inc.	642,789
10,100	Deere & Co.	1,735,180
14,900	Dow Chemical Co. (The)	624,906
20,500	DTE Energy Co.	1,005,525
30,300	Duke Energy Corp.	599,637
6,100	Eaton Corp.	544,791
22,200	eBay, Inc. *	744,366
56,200	EMC Corp. *	1,082,974
22,700	Energy East Corp.	627,428
6,600	Everest Re Group Ltd.	692,538
22,400	Exxon Mobil Corp.	1,997,184
66,700	Fannie Mae	2,562,614
31,192	Fidelity National Title Group, Inc.-Class A	487,219
17,700	First American Corp.	604,986
10,700	First Horizon National Corp.	236,256
15,850	First Marblehead Corp. (The)	475,659
5,300	First Solar, Inc. *	1,256,895
10,900	Fiserv, Inc. *	559,497
4,700	Fluor Corp.	691,699
159,300	Ford Motor Co. *	1,196,343
17,300	FPL Group, Inc.	1,206,848
8,700	Franklin Resources, Inc.	1,071,666
6,700	Freeport-McMoRan Copper & Gold, Inc.	662,831
27,900	Gannett Co., Inc.	1,025,325
66,100	Gap (The), Inc.	1,348,440
13,700	Genuine Parts Co.	658,285
29,500	Genworth Financial, Inc.-Class A	774,080
24,400	Harley-Davidson, Inc.	1,171,688
12,000	Hartford Financial Services Group, Inc.	1,143,840
15,200	Hess Corp.	1,082,544
38,900	Hewlett-Packard Co.	1,990,124
181,200	Home Depot, Inc.	5,175,072
17,100	Honeywell International, Inc.	968,202
60,600	Intel Corp.	1,580,448

3,700	IntercontinentalExchange, Inc. *	617,752
13,400	International Business Machines Corp.	1,409,412
32,200	Janus Capital Group, Inc.	1,080,954
202,300	Johnson & Johnson	13,703,802
14,400	Johnson Controls, Inc.	556,128
18,500	Juniper Networks, Inc. *	549,820
16,700	KB Home	348,863
32,500	Kimberly-Clark Corp.	2,268,825
78,235	Kraft Foods, Inc.	2,703,019
27,800	Lennar Corp.-Class A	440,352
13,100	Lexmark International, Inc. *	456,928
11,200	Lincare Holdings, Inc. *	382,928
8,100	Lockheed Martin Corp.	896,427
15,600	Loews Corp.	745,524
7,400	Loews Corp. - Carolina Group	658,230
127,700	Lowe’s Cos., Inc.	3,117,157
14,000	Marathon Oil Corp.	782,600
6,100	Mastercard, Inc.	1,223,965
9,300	MBIA, Inc.	339,543
37,100	McDonald’s Corp.	2,169,237
28,500	Medtronic, Inc.	1,449,225
8,400	MEMC Electronic Materials, Inc. *	651,672
101,900	Merck & Co., Inc.	6,048,784
10,700	Merrill Lynch & Co., Inc.	641,358
16,300	MGIC Investment Corp.	383,376
52,400	Microsoft Corp.	1,760,640
14,700	Mirant Corp. *	567,273
15,800	Monsanto Co.	1,570,046
27,300	Morgan Stanley	1,439,256
12,600	Mosaic Company (The) *	871,290
46,000	National City Corp.	908,960
30,600	NiSource, Inc.	566,406
1,000	NVR, Inc. *	492,000
29,200	Occidental Petroleum Corp.	2,037,284
49,725	Old Republic International Corp.	746,372
149,700	Oracle Corp. *	3,020,946
16,950	Paccar, Inc.	857,840
8,300	Parker-Hannifin Corp.	659,269
18,300	Pepco Holdings, Inc.	514,230
452,700	Pfizer, Inc.	10,756,152
21,600	PMI Group (The), Inc.	285,768
5,600	PPG Industries, Inc.	384,384
10,400	Precision Castparts Corp.	1,532,336
16,300	Progress Energy, Inc.	795,766
5,800	Prudential Financial, Inc.	546,012
46,800	Pulte Homes, Inc.	478,296
16,600	RadioShack Corp.	307,100
7,800	Ryder Systems, Inc.	338,208
37,200	Sara Lee Corp.	626,076
13,100	Schlumberger Ltd.	1,224,195
21,500	Seagate Technology	554,485
16,600	SEI Investment Co.	514,932
18,900	Southern Copper Corp.	2,091,285
48,000	Sprint Nextel Corp	744,960
14,400	SPX Corp.	1,465,344
26,700	Stryker Corp.	1,939,221
14,942	Supervalu, Inc.	625,622
113,700	Symantec Corp. *	2,023,860
8,400	Terex Corp. *	541,380
26,400	TJX Cos., Inc.	774,576
34,600	Toll Brothers, Inc. *	715,182

10,900	Torchmark Corp.	672,312
11,200	Trane, Inc.	411,152
15,600	Travelers Cos. (The), Inc.	828,516
9,000	United Parcel Service, Inc.-Class B	663,120
6,300	United States Steel Corp.	615,510
8,300	United Technologies Corp.	620,591
30,500	UnitedHealth Group, Inc.	1,677,500
51,300	Unum Group	1,274,292
19,800	Valero Energy Corp.	1,288,386
5,900	VF Corp.	441,261
55,700	Wal-Mart Stores, Inc.	2,668,030
50,149	Washington Mutual, Inc.	977,906
9,600	Wells Fargo & Co.	311,328
7,100	Whirlpool Corp.	574,816
31,500	Xcel Energy, Inc.	727,965
22,500	Zimmer Holdings, Inc. *	1,456,425
	Total United States	225,455,624

	TOTAL COMMON STOCKS (COST $446,066,569)	487,284,507

	PREFERRED STOCKS — 0.5%

	Germany — 0.5%
336	Porsche AG (Non Voting) 0.46%	746,379
11,407	Volkswagen AG 1.34%	1,731,799
	Total Germany	2,478,178

	TOTAL PREFERRED STOCKS (COST $1,184,799)	2,478,178

Shares/Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 4.4%
2,128,000	Bank of New York Institutional Cash Reserves Fund (b)	2,128,000
20,500,000	Royal Bank of Canada Time Deposit, 4.65%, due 12/03/07	20,500,000

	TOTAL SHORT-TERM INVESTMENTS (COST $22,628,000)	22,628,000

	TOTAL INVESTMENTS — 100.0% (Cost $469,879,368)	512,390,685

	Other Assets and Liabilities (net) — (0.0%)	(150,071)

	TOTAL NET ASSETS — 100.0%	$512,240,614

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$470,119,243	$75,057,114	$(32,785,672)	$42,271,442

A summary of outstanding financial instruments at November 30, 2007 is as follows:

Forward Currency Contracts

				Net Unrealized
Settlement				Appreciation
Date	Deliver/Receive	Units of Currency	Value	(Depreciation)

Buys

2/22/2008	CAD	4,643,967	$4,646,023	$(100,614)
2/22/2008	CAD	4,643,967	4,646,023	(115,799)
2/22/2008	CAD	4,643,967	4,646,023	(106,637)
2/22/2008	CAD	4,643,967	4,646,023	(105,422)
2/22/2008	CAD	4,643,967	4,646,023	(119,365)
2/22/2008	CAD	4,643,967	4,646,023	(98,165)
2/22/2008	CAD	4,643,967	4,646,023	(87,773)
2/22/2008	CHF	5,538,648	4,918,616	(39,133)
2/22/2008	CHF	5,538,648	4,918,616	(41,491)
2/22/2008	CHF	5,538,648	4,918,616	(38,689)
2/22/2008	CHF	5,538,648	4,918,616	(35,918)
2/22/2008	CHF	5,538,648	4,918,616	(39,000)
2/22/2008	CHF	5,538,648	4,918,616	(40,354)
2/22/2008	CHF	5,538,648	4,918,616	(46,052)
2/22/2008	EUR	1,693,000	2,479,630	13,047
2/22/2008	JPY	576,177,027	5,235,423	(12,378)
2/22/2008	JPY	576,177,027	5,235,423	(33,537)
2/22/2008	JPY	576,177,027	5,235,423	(31,133)
2/22/2008	JPY	576,177,027	5,235,423	(29,112)
2/22/2008	JPY	576,177,027	5,235,423	(20,756)
2/22/2008	JPY	576,177,027	5,235,423	(26,040)
2/22/2008	JPY	576,177,027	5,235,423	(27,622)
2/22/2008	NZD	2,093,637	1,582,552	12,157
2/22/2008	NZD	2,032,059	1,536,006	13,043
2/22/2008	NZD	2,032,059	1,536,006	9,625
2/22/2008	SEK	40,209,553	6,299,722	(69,402)
2/22/2008	SEK	40,209,553	6,299,722	(77,078)
2/22/2008	SEK	41,428,024	6,490,623	(68,479)
2/22/2008	SGD	1,739,502	1,208,281	1,864
2/22/2008	SGD	1,688,340	1,172,743	2,479
2/22/2008	SGD	1,688,340	1,172,743	1,505
			$133,378,462	$(1,356,229)

Sales

2/22/2008	AUD	1,067,000	$938,242	$42,620
2/22/2008	AUD	1,054,000	926,810	55,167
2/22/2008	AUD	786,771	691,829	3,432
2/22/2008	AUD	786,771	691,829	6,517
2/22/2008	AUD	810,613	712,794	5,926
2/22/2008	CAD	821,000	821,363	68,851
2/22/2008	EUR	4,169,966	6,107,485	(486)
2/22/2008	EUR	4,169,966	6,107,485	1,724
2/22/2008	EUR	4,169,966	6,107,485	(8,159)
2/22/2008	EUR	4,169,966	6,107,485	(299)
2/22/2008	EUR	4,169,966	6,107,485	(2,446)
2/22/2008	EUR	4,169,966	6,107,485	5,964
2/22/2008	EUR	4,169,966	6,107,485	1,682
2/22/2008	GBP	3,715,408	7,617,658	2,454
2/22/2008	GBP	2,734,408	5,606,325	(27,175)
2/22/2008	GBP	2,734,408	5,606,325	(23,627)
2/22/2008	GBP	2,734,408	5,606,325	(32,811)
2/22/2008	GBP	2,734,408	5,606,325	(35,094)
2/22/2008	GBP	2,734,408	5,606,325	(26,356)
2/22/2008	GBP	2,734,408	5,606,325	(33,486)
2/22/2008	HKD	13,196,136	1,699,799	800
2/22/2008	HKD	12,808,014	1,649,805	606
2/22/2008	HKD	12,808,014	1,649,805	276
2/22/2008	JPY	289,280,000	2,628,538	(73,806)
2/22/2008	NOK	4,995,763	899,532	13,103
2/22/2008	NOK	4,995,763	899,532	13,406
2/22/2008	SEK	3,871,000	606,478	3,608
			$98,824,359	$(37,609)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

51	DAX	December 2007	$14,726,238	$508,540
42	MSCI Singapore	December 2007	2,478,232	117,932
21	TOPIX	December 2007	2,899,159	(29,004)
			$20,103,629	$597,468

Sales

43	FTSE 100	December 2007	$5,712,647	$(73,671)
2	IBEX 35	December 2007	462,863	(2,902)
2	S&P/MIB	December 2007	571,238	20,737
			$6,746,748	$(55,836)

As of November 30, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of November 30, 2007, the Fund had loaned securities valued by the Fund at $1,944,617, collateralized by cash in the amount of $2,128,000, which was invested in the Bank of New York Institutional Cash Reserves Fund.

(b)	All or a portion of this security represents investment of security lending collateral.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.  As of November 30, 2007, 50.87% of the net assets of the Fund were valued using fair value prices based on models used by a third party vendor.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts.  A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The market value of a forward currency contract fluctuates with changes in forward currency exchange rates.  Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss.  Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss.  These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Schedule of Investments.  In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.

Futures contracts

The Fund may purchase and sell futures contracts.  Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Domestic Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 8.8%

	Corporate Debt — 3.2%
7,500,000	Bank Austria Creditanstalt AG, 144A, 7.25%, due 02/15/17	8,787,900
11,347,000	Health Care Property Investors, Inc., Series G, MTN, 5.63%, due 02/28/13	11,487,816

	Total Corporate Debt	20,275,716

	U.S. Government — 1.9%
2,478,180	U.S. Treasury Inflation Indexed Note, 4.25%, due 01/15/10 (a) (b)	2,653,976
9,025,236	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a)	9,331,248

	Total U.S. Government	11,985,224

	U.S. Government Agency — 3.7%
9,750,000	Agency for International Development Floater (Support of India), Variable Rate, 3 mo. LIBOR + .10%, 5.01%, due 02/01/27	9,689,160
3,750,000	Agency for International Development Floater (Support of Jamaica), Variable Rate, 6 mo. LIBOR + .30%, 5.16%, due 12/01/14	3,759,413
3,615,987	Agency for International Development Floater (Support of Jamaica), Variable Rate, 6 mo. U.S. Treasury Bill + .75%, 4.20%, due 03/30/19	3,631,861
3,475,000	Agency for International Development Floater (Support of Sri Lanka), Variable Rate, 6 mo. LIBOR + .20%, 5.06%, due 06/15/12	3,470,691
3,300,005	Agency for International Development Floater (Support of Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill x 115%, 4.53%, due 01/01/12	3,264,945

	Total U.S. Government Agency	23,816,070

	TOTAL DEBT OBLIGATIONS (COST $54,971,127)	56,077,010

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.2%

	Banking — 0.2%
10,000	Home Ownership Funding 2 Preferred 144A, 13.34%	1,540,103

	TOTAL PREFERRED STOCKS (COST $2,576,211)	1,540,103

Shares	Description	Value ($)

	MUTUAL FUNDS — 88.6%

	Affiliated Issuers — 88.6%
22,092,725	GMO Short-Duration Collateral Fund	568,445,824
1,483	GMO Special Purpose Holding Fund (c) (d)	1,823
	TOTAL MUTUAL FUNDS (COST $567,562,364)	568,447,647

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
1,516,353	State Street Institutional Liquid Reserves Fund-Institutional Class	1,516,353

TOTAL SHORT-TERM INVESTMENTS (COST $1,516,353)	1,516,353

TOTAL INVESTMENTS — 97.8% (Cost $626,626,055)	627,581,113

Other Assets and Liabilities (net) — 2.2%	13,939,788

TOTAL NET ASSETS — 100.0%	$641,520,901

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$626,676,460	$2,076,378	$(1,171,725)	$904,653

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Short-Duration Collateral Fund	$357,398,162	$240,351,243	$29,000,000	$3,801,243	$—	$568,445,824

GMO Special Purpose Holding Fund	2,090	—	—	—	9,616	1,823

Totals	$357,400,252	$240,351,243	$29,000,000	$3,801,243	$9,616	$568,447,647

A summary of outstanding financial instruments at November 30, 2007 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

259	U.S. Long Bond (CBT)	March 2008	$30,351,563	$57,734
401	U.S. Treasury Note 10 Yr.	March 2008	45,394,453	6,419
172	U.S. Treasury Note 2 Yr. (CBT)	March 2008	36,138,813	1,230
394	U.S. Treasury Note 5 Yr. (CBT)	March 2008	43,383,094	2,663
				$68,046

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Market Value
11,500,000	USD	3/20/2013	Barclays Bank PLC	(Pay)	0.61%	Health Care Properties	$515,056

			Premiums to (Pay) Receive			$—	$515,056

Total Return Swaps

Notional		Expiration				Market
Amount		Date	Counterparty	Pay	Receive	Value
140,000,000	USD	11/30/2007	Lehman Brothers	1 Month LIBOR - 0.06%	Return on Lehman Brothers U.S. Government Index	$3,322,666
75,000,000	USD	1/31/2008	Lehman Brothers	1 Month LIBOR - 0.08%	Return on Lehman Brothers U.S. Government Index	1,781,208
75,000,000	USD	5/30/2008	Lehman Brothers	1 Month LIBOR - 0.06%	Return on Lehman Brothers U.S. Government Index	1,780,000
75,000,000	USD	6/30/2008	Leman Brothers	1 Month LIBOR - 0.06%	Return on Lehman Brothers U.S. Government Index	1,780,000
175,000,000	USD	7/31/2008	Lehman Brothers	1 Month LIBOR - 0.05%	Return on Lehman Brothers U.S. Government Index	4,151,923
			Premiums to (Pay) Receive		$—	$12,815,797

As of November 30, 2007, for the futures and/or swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

LIBOR - London Interbank Offered Rate
MTN - Medium Term Note
Variable rate - The rates shown on variable rate notes are the current interest rates at November 30, 2007, which are subject to change based on the terms of the security.
(a)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.
(b)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts.
(c)	Bankrupt issuer.
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

Futures contracts

The Fund may purchase and sell futures contracts.  Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

Swap agreements

The Fund may enter into swap agreements.  A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.  Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.  Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts.  To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively.  Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate.  The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate.  In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation.  Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement.  The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss.  Payments received or made on swap contracts are recorded as realized gain or loss.  Gains or losses are realized upon early termination of the swap agreements.  These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material.  Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions.

Currency Abbreviations:

USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 83.9%

	Brazil — 7.6%
24,400	B2W Compania Global do Varejo	1,102,471
7,880	Banco Bradesco SA Sponsored ADR	253,342
206,540	Banco do Brasil SA	3,663,732
60,100	Bolsa de Mercadorias e Futuros *	670,497
6,500	Bovespa Holding SA *	122,915
1,920	Companhia Energetica de Minas Gerais Sponsored ADR	40,224
62,209	Companhia Saneamento Basico Sao Paulo	1,520,610
12,138	Companhia Siderurgica Nacional SA	924,213
197,700	Companhia Vale do Rio Doce	6,914,593
68,370	Companhia Vale do Rio Doce ADR	2,364,235
2,734	Compania de Bebidas das Americas	197,497
16,100	Cyrela Brazil Realty SA	248,950
8,600	Duratex SA (Preferred Shares)	214,436
41,100	Electrobras (Centro)	573,158
22,900	Gafisa SA	427,291
49,100	Investimentos Itau SA	479,031
133,270	Petroleo Brasileiro SA (Petrobras)	6,289,196
47,830	Petroleo Brasileiro SA (Petrobras) ADR	4,606,029
24,123	Souza Cruz SA (Registered)	682,231
7,900	Tele Norte Leste Participacoes SA	260,880
35,620	Uniao de Bancos Brasileiros SA	528,528
12,400	Unibanco-Uniao de Bancos Brasileiros SA GDR	1,856,528
23,850	Usinas Siderurgicas de Minas Gerais SA	1,290,484
	Total Brazil	35,231,071

	Chile — 0.8%
12,982	Banco de Chile ADR	655,591
13,940	Banco Santander Chile SA ADR	670,514
12,290	Compania Cervecerias Unidas ADR	438,139
33,420	Compania de Telecommunicaciones de Chile ADR	271,036
14,430	Distribucion y Servicio ADR	478,932
78,850	Lan Airlines SA	1,163,038
	Total Chile	3,677,250

	China — 11.4%
24,000	Ajisen China Holdings Ltd *	37,451
366,000	Aluminum Corp of China Ltd	829,245
1,800	Baidu.com Inc Sponsored ADR *	687,528
3,218,000	Bank of China Ltd Class H	1,687,084
214,000	China Communications Construction Co Ltd Class H	625,793
2,628,000	China Construction Bank Class H	2,538,031
204,200	China Cosco Holdings Co Ltd	769,429
292,797	China International Marine Containers Co Ltd Class B	511,920
240,000	China Life Insurance Co Ltd Class H	1,316,131
644,500	China Merchants Bank Co Ltd Class H	3,003,484
150,000	China Merchants Holdings International Co Ltd	977,314
530,964	China Mobile Ltd	9,708,943
3,872	China Mobile Ltd ADR	354,908
224,600	China Netcom Group	722,651
3,005,883	China Petroleum & Chemical Corp Class H	4,578,384
178,000	China Resources Enterprise Ltd	752,303
161,900	China Resources Power Holdings Co	560,881
267,400	China Shipping Container Lines Co Ltd Class H	243,052
2,460	China Telecom Corp Ltd ADR	198,670
855,400	China Telecom Corp Ltd Class H	688,356

1,294,000	China Travel International Investment Hong Kong Ltd	866,052
1,744,000	CNOOC Ltd	3,216,408
608,000	CNPC Hong Kong Ltd	422,167
246,000	Cosco Pacific Ltd	685,082
2,170,890	Denway Motors Ltd	1,426,395
4,480	Focus Media Holding Ltd ADR *	252,851
363,586	Fountain Set Holdings Ltd	82,786
506,100	Guangdong Investments Ltd	294,172
632,000	Huaneng Power International Inc Class H	676,332
1,964,000	Industrial and Commercial Bank of China Ltd Class H	1,569,949
198,000	Kingboard Chemical Holdings Ltd	1,084,892
190,000	Parkson Retail Group Ltd	2,021,263
2,639,553	PetroChina Co Ltd Class H	5,073,290
328,000	PICC Property & Casualty Co Ltd Class H	511,125
85,000	Ping An Insurance (Group) Co of China Ltd Class H	943,713
4,396,000	Semiconductor Manufacturing International Corp *	417,640
308,400	Shanghai Industrial Holdings Ltd	1,501,758
1,056,000	Sinofert Holdings Ltd	849,132
	Total China	52,686,565

	Hungary — 1.2%
21,120	MOL Magyar Olaj es Gazipari Nyrt (New Shares)	3,025,684
42,520	OTP Bank Nyrt	2,095,943
2,410	Richter Gedeon Nyrt	536,120
	Total Hungary	5,657,747

	India — 4.0%
1,160	BF Utilities Ltd *	59,669
48,500	Bharti Airtel Ltd *	1,150,063
47,040	Canara Bank Ltd	323,971
62,300	GAIL India Ltd	675,563
93,360	Hindalco Industries Ltd	437,158
26,250	Hindalco Industries Ltd GDR 144A	123,375
32,700	Hindalco Industries Ltd GDR 144A (Registered Shares) (Luxembourg Exchange) (a)	153,690
31,140	Hindustan Zinc Ltd	633,385
41,550	Indian Oil Corp Ltd	572,052
15,340	JSW Steel Ltd	390,542
27,130	Larsen & Toubro Ltd	2,830,276
55,000	Oil & Natural Gas Corp Ltd	1,623,049
19,090	Reliance Capital Ltd	1,137,827
55,948	Reliance Industries Ltd	4,044,632
4,680	State Bank of India Ltd	272,606
7,794	State Bank of India Ltd GDR	937,449
309,930	Steel Authority of India Ltd	2,030,628
53,490	Tata Iron & Steel Co Ltd	1,117,155
	Total India	18,513,090

	Indonesia — 0.7%
4,311,000	Bumi Resources Tbk PT	2,612,138
7,008,620	Matahari Putra Prima Tbk PT	486,270
	Total Indonesia	3,098,408

	Israel — 1.9%
369,610	Bank Hapoalim BM	1,867,177
317,290	Bank Leumi Le	1,483,563
13,200	Check Point Software Technologies Ltd *	301,224
64,270	Machteshim Agan Industries Ltd *	548,095
400	Teva Pharmaceutical Industries Ltd	17,918
86,820	Teva Pharmaceutical Industries Ltd Sponsored ADR	3,874,777
475	The Israel Corp Ltd	484,093
	Total Israel	8,576,847

	Malaysia — 3.4%
105,900	Bumiputra-Commerce Holdings Berhad	337,501
65,700	Digi.com Berhad	503,866
791,500	Genting Berhad	1,868,547
196,300	Hong Leong Bank Berhad	365,038
636,290	IOI Corp. Berhad	1,284,192
60,650	Kuala Lumpur Kepong Berhad	285,660
273,000	Malayan Banking Berhad	924,971
332,100	MISC Berhad	981,040
257,300	MISC Berhad (Foreign Registered)	747,482
450,185	Public Bank Berhad	1,394,563
1,810,500	Resorts World Berhad	2,055,452
775,900	RHB Capital Berhad	1,339,612
639,952	Sime Darby Berhad *	2,092,279
109,091	Tanjong Plc	556,311
232,200	Telekom Malaysia Berhad	747,478
	Total Malaysia	15,483,992

	Mexico — 0.5%
89,000	Alfa SA de CV Class A	579,326
403,228	Cemex SA de CV CPO *	1,151,552
74,640	Grupo Mexico SA Class B	522,805
	Total Mexico	2,253,683

	Philippines — 1.0%
57,760	Ayala Corp	768,001
2,696,244	Ayala Land Inc	976,485
165,120	Banco de Oro-EPCI Inc	218,477
607,900	Bank of the Philippine Islands	896,639
17,080	Philippine Long Distance Telephone Co	1,238,266
6,390	Philippine Long Distance Telephone Co Sponsored ADR	464,106
	Total Philippines	4,561,974

	Poland — 1.4%
6,100	Bank Handlowy W Warszawie	256,740
2,470	Bank Pekao SA	245,999
29,960	KGHM Polska Miedz SA	1,359,987
94,990	Polski Koncern Naftowy Orlen SA *	2,013,197
59,880	Powszechna Kasa Oszczednosci Bank Polski SA	1,212,530
173,120	Telekomunikacja Polska SA	1,552,764
	Total Poland	6,641,217

	Russia — 7.1%
9,480	Cherepovets MK Severstal	218,514
14,870	Cherepovets Mk Severstal GDR	347,958
7,500	Evraz Group SA GDR	548,250
23,200	Gazprom Neft	111,360
66,100	Gazprom Neft Sponsored ADR (b)	1,770,819
3,100	JSC Mining & Smelting Co ADR	902,100
4,100	Lukoil ADR 144A	350,550
26,480	Lukoil Sponsored ADR	2,264,040
28,630	Mobile Telesystems Sponsored ADR	2,596,741
177,444	OAO Gazprom Sponsored GDR	9,351,299
8,617	OAO Mechel ADR	783,975
5,200	OAO Tatneft GDR (Registered Shares)	633,100
2,042,470	Sberbank RF	8,639,648
3,300	Surgutneftegaz Sponsored ADR	188,925
81,850	Vimpel-Communications Sponsored ADR	2,750,160
9,400	Wimm-Bill-Dann Foods ADR	1,076,958
	Total Russia	32,534,397

	South Africa — 5.0%
51,352	Absa Group Ltd	962,521
24,200	AECI Ltd	292,407
102,900	African Bank Investments Ltd	529,397
34,600	Aveng Ltd	293,015
57,900	Barloworld Ltd	967,259
19,200	Bidvest Group Ltd	338,781
29,920	Discovery Holdings Ltd	122,577
533,000	FirstRand Ltd	1,678,719
52,400	Foschini Ltd	371,593
29,900	Imperial Holdings Ltd	453,108
32,900	JD Group Ltd	261,500
79,967	Mittal Steel South Africa Ltd	1,627,894
130,900	MTN Group Ltd	2,645,959
86,100	Murray & Roberts Holdings Ltd	1,221,236
44,876	Pretoria Portland Cement Co Ltd	299,197
51,307	Remgro Ltd	1,550,666
26,400	Reunert Ltd	297,582
110,300	RMB Holdings Ltd	550,014
371,900	Sanlam Ltd	1,276,440
53,800	Sasol Ltd	2,720,078
141,600	Standard Bank Group Ltd	2,184,989
180,400	Steinhoff International Holdings Ltd	506,480
26,700	Telkom South Africa Ltd	573,247
36,224	Tiger Brands Ltd	964,331
74,050	Woolworths Holdings	168,813
	Total South Africa	22,857,803

	South Korea — 19.0%
27,660	Daegu Bank	436,996
14,480	Daelim Industrial Co Ltd	2,561,490
69,080	Daewoo Engineering & Construction Co Ltd	1,877,369
14,600	Daewoo International Corp	601,571
17,210	Daewoo Securities Co Ltd	444,563
4,440	DC Chemical Co Ltd	1,351,974
12,660	Dongbu Insurance Co Ltd	644,890
23,460	Dongkuk Steel Mill Co Ltd	1,245,618
5,900	Doosan Heavy Industries and Construction Co	901,684
6,160	GS Holdings Corp	417,194
10,190	Hana Financial Group Inc	481,021
34,638	Hanjin Heavy Industries & Construction Co Ltd *	2,899,191
12,811	Hanjin Heavy Industries & Construction Holdings Co Ltd	588,613
9,486	Hanwha Corp	722,461
2,380	Honam Petrochemical Co	312,939
46,030	Hynix Semiconductor Inc *	1,289,440
4,410	Hyundai Development Co	396,674
8,950	Hyundai Engineering & Construction *	756,247
5,080	Hyundai Heavy Industries	2,608,800
27,000	Hyundai Marine & Fire Insurance Co Ltd	604,309
1,205	Hyundai Mipo Dockyard	420,644
24,960	Hyundai Mobis	2,344,722
16,040	Hyundai Motor Co	1,211,266
26,514	Hyundai Securities Co	507,371
17,230	Hyundai Steel Co	1,458,729
53,160	Industrial Bank of Korea	929,462
12,640	Kangwon Land Inc	319,579
3,600	KCC Corp	2,097,528
26,920	Kookmin Bank	1,947,010
800	Kookmin Bank ADR	58,000

65,390	Korea Exchange Bank	1,027,989
20,707	Korea Gas Corp	1,632,371
3,350	Korea Investment Holdings Co Ltd	265,721
52	Korea Iron & Steel Co Ltd	4,431
8,116	Korean Air Lines Co Ltd	685,887
3,070	KT Corp	162,694
34,000	KT Corp ADR	891,480
6,370	KT Freetel Co Ltd	221,758
53,500	KT&G Corp	4,471,704
14,500	KT&G Corp GDR 144A	601,750
4,040	Kumho Industrial Co Ltd	295,509
1,990	LG Cable & Machinery Ltd	229,239
8,180	LG Chemicals Ltd	875,836
13,980	LG Corp	1,195,046
13,060	LG Electronics Inc	1,363,604
52,730	LG Philips LCD Co Ltd *	2,979,915
545	Lotte Shopping Co Ltd	222,606
1,360	Mirae Asset Securities Co Ltd	232,839
13,560	NHN Corp *	3,850,606
2,610	Oriental Brewery Co Ltd *	645,045
10,940	POSCO	6,956,380
3,930	Samsung Corp	276,967
4,788	Samsung Electronics Co Ltd	2,939,242
2,550	Samsung Engineering Co Ltd	294,968
5,580	Samsung Fire & Marine Insurance Co Ltd	1,390,294
14,720	Samsung Heavy Industries Co Ltd	677,920
6,350	Samsung SDI Co Ltd	438,039
6,600	Samsung Securities	647,272
98,750	Seoul Securities Co Ltd	201,487
7,530	Seoul Semiconductor Co Ltd	217,654
92,613	Shinhan Financial Group Co Ltd	5,033,119
1,770	Shinsegae Co Ltd	1,401,345
9,844	SK Corp	2,310,176
27,581	SK Energy Co Ltd *	5,673,994
69,940	SK Securities Co Ltd	232,498
63,600	SK Telecom Co Ltd ADR	2,014,212
6,570	S-Oil Corp	613,122
4,450	STX Corp	473,461
8,480	STX Shipping Co Ltd	566,216
10,750	Taihan Electric Wire Co Ltd	726,343
	Total South Korea	87,378,094

	Taiwan — 12.1%
245,516	Asustek Computer Inc	775,000
535,863	AU Optronics Corp	1,051,514
282,000	Capital Securities Corp	157,265
571,080	Chi Mei Optoelectronics Corp	771,801
2,805,429	China Development Financial Holding Corp	1,115,224
3,004,723	China Steel Corp	3,995,922
1,465,604	Chinatrust Financial Holding Co Ltd *	1,068,566
1,385,260	Chunghwa Telecom Co Ltd	2,766,338
7,965	Chunghwa Telecom Co Ltd ADR	158,742
940,799	Compal Electronics Inc	1,094,919
241,160	D-Link Corp	442,389
1,221,549	Far Eastern Textile Co Ltd	1,483,992
1,254,486	First Financial Holding Co Ltd	949,438
1,232,039	Formosa Chemicals & Fibre Co	3,155,520
337,000	Formosa Petrochemical Corp	960,897
1,341,178	Formosa Plastics Corp	3,664,311
105,320	Foxconn Technology Co Ltd	1,037,456
64,800	High Tech Computer Corp	1,211,974

555,557	Hon Hai Precision Industry Co Ltd	3,577,006
229,804	Innolux Display Corp	873,233
276,443	Lite-On Technology Corp	482,747
547,334	MediaTek Inc	7,203,580
1,670,000	Mega Financial Holdings Co Ltd	1,033,462
382,000	Mitac International Corp	429,231
1,735,417	Nan Ya Plastics Corp	4,536,624
200,339	Novatek Microelectronics Corp Ltd	798,174
912,050	Promos Technologies Inc	246,043
532,914	Quanta Computer Inc	805,623
1,066,341	Siliconware Precision Industries Co	1,951,144
2,650,000	Taishin Financial Holdings Co Ltd *	1,138,115
777,000	Taiwan Cellular Corp	1,056,715
317,805	Taiwan Cement Corp	467,981
1,465,455	Taiwan Semiconductor Manufacturing Co Ltd	2,778,482
206,000	U-Ming Marine Transport Co	551,683
364,000	Unimicron Technology Corp	709,138
2,158,000	Yuanta Financial Holding Co Ltd *	1,446,887
	Total Taiwan	55,947,136

	Thailand — 4.0%
389,690	Advanced Info Service Pcl (Foreign Registered) (a)	1,067,177
176,330	Aromatics Thailand Pcl (a)	331,051
238,450	Bangkok Bank Pcl NVDR (a)	811,161
261,300	Bangkok Dusit Medical Service Pcl (Foreign Registered) (a)	263,672
610,000	Bank of Ayudhya Pcl NVDR (a)	497,307
81,340	Banpu Pcl NVDR (a)	1,050,158
837,640	BEC World Pcl (Foreign Registered) (a)	630,791
3,608,950	IRPC Pcl (Foreign Registered) (a)	653,913
1,567,750	Italian Thai Development Pcl (Foreign Registered) * (a)	380,345
429,360	Italian Thai Development Pcl NVDR * (a)	100,970
278,600	Kasikornbank Pcl (Foreign Registered) (a)	709,118
224,960	Kasikornbank Pcl NVDR (a)	572,588
1,411,000	Krung Thai Bank Pcl (Foreign Registered) (a)	436,492
99,000	PTT Exploration & Production Pcl (Foreign Registered) (a)	446,188
508,222	PTT Pcl (Foreign Registered) (a)	5,741,687
894,250	Rayong Refinery Pcl (Foreign Registered) (a)	592,571
84,109	Siam Cement Pcl (Foreign Registered) NVDR (a)	574,099
466,000	Siam Commercial Bank Pcl (Foreign Registered) (a)	1,185,786
331,400	Thai Airways International Pcl (Foreign Registered) (a)	361,209
587,770	Thai Oil Pcl (Foreign Registered) (a)	1,499,456
254,240	Thoresen Thai Agencies Pcl (Foreign Registered) (a)	387,526
	Total Thailand	18,293,265

	Turkey — 2.8%
238,698	Akbank TAS	1,714,188
279,760	Dogan Sirketler Grubu Holdings AS *	538,836
158,738	Eregli Demir ve Celik Fabrikalari TAS	1,304,455
67,514	Tupras-Turkiye Petrol Rafineriler AS	1,737,588
69,320	Turk Hava Yollari Anonim Ortakligi *	456,967
87,847	Turkcell Iletisim Hizmet AS	961,455
503,290	Turkiye Garanti Bankasi	4,383,577
209,010	Turkiye IS Bankasi Class C	1,338,777
148,160	Turkiye Vakiflar Bankasi TAO	477,104
	Total Turkey	12,912,947

	TOTAL COMMON STOCKS (COST $277,133,705)	386,305,486

	PREFERRED STOCKS — 13.3%

	Brazil — 12.3%
44,300	Aracruz SA Class B (Registered) 4.90%	345,464
71,764	Banco Bradesco SA 0.31%	2,277,778
131,600	Banco Itau Holding Financeira SA 0.29%	3,633,737
66,500	Bradespar SA 0.24%	1,947,482
27,600	Brasil Telecom Participacoes SA 0.39%	381,661
43,232	Brasil Telecom SA 0.63%	422,023
99,509	Companhia Energetica de Minas Gerais 1.86%	2,115,961
31,600	Companhia Paranaense de Energia Class B 2.09%	490,913
431,756	Companhia Vale do Rio Doce Class A 0.05%	12,559,868
42,900	Electrobras (Centro) SA Class B 5.94%	587,491
9,100	Empresa Brasileira de Aeronautica SA ADR 1.93%	396,578
31,500	Gerdau Metalurgica SA 2.80%	1,226,123
97,604	Gerdau SA 2.21%	2,771,263
555,869	Itausa-Investimentos Itau SA 0.09%	4,030,957
20,200	Lojas Americanas SA 0.29%	193,808
150,000	Net Servicos de Comunicacoa SA *	2,225,693
311,712	Petroleo Brasileiro SA (Petrobras) 0.44%	12,501,865
16,730	Petroleo Brasileiro SA Sponsored ADR 0.41%	1,357,974
176,900	Sadia SA 2.35%	1,091,378
10,900	Suzano Bahia Sul Papel e Celulose SA 0.14%	181,798
21,220	Tele Norte Leste Participacoes ADR 0.19%	443,923
104,500	Tele Norte Leste Participacoes SA 0.21%	2,174,290
16,200	Telecomunicacoes de Sao Paulo SA 12.94%	429,241
26,700	Telemar Norte Leste SA Class A *	985,965
29,100	Usinas Siderrurgicas de Minas Gerais SA 2.47%	1,475,534
96,900	Vivo Participacoes SA 0.18%	575,119
	Total Brazil	56,823,887

	Russia — 0.1%
300	Transneft 0.47%	570,000

	South Korea — 0.9%
12,450	Hyundai Motor Co 3.00%	461,048
20,250	Hyundai Motor Co 3.18%	716,312
6,362	Samsung Electronics Co Ltd (Non Voting) 0.11%	2,792,675
	Total South Korea	3,970,035

	TOTAL PREFERRED STOCKS (COST $33,730,217)	61,363,922

Shares	Description	Value ($)

	RIGHTS AND WARRANTS — 0.0%

	India — 0.0%
58,839	Tata Steel Rights, Expires 12/21/07 *	163,770
	Thailand — 0.0%
116,526	True Corp Pcl Warrants, Expires 04/03/08 * (a)	—

	TOTAL RIGHTS AND WARRANTS (COST $79,322)	163,770

Shares/Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.6%
1,362,100	Bank of New York Institutional Cash Reserves Fund (c)	1,362,100
10,400,000	Societe Generale Time Deposit, 4.63%, due 12/03/07	10,400,000

	TOTAL SHORT-TERM INVESTMENTS (COST $11,762,100)	11,762,100

	TOTAL INVESTMENTS — 99.8%
	(Cost $322,705,344)	459,595,278

	Other Assets and Liabilities (net) — 0.2%	811,821

	TOTAL NET ASSETS — 100.0%	$460,407,099

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$324,895,925	$141,145,098	$(6,445,745)	$134,699,353

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt
CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.
Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
GDR - Global Depository Receipt
NVDR - Non-Voting Depository Receipt
* Non-income producing security.
(a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(b)

All or a portion of this security is out on loan. As of November 30, 2007, the Fund had loaned securities valued by the Fund at $1,233,600, collateralized by cash in the amount of $1,362,100, which was invested in the Bank of New York Institutional Cash Reserves Fund.

(c) All or a portion of this security represents investment of security lending collateral.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2007, 63.06% of the net assets of the Fund were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Par Value		Description	Value ($)

		DEBT OBLIGATIONS — 99.1%

		Argentina — 10.6%

		Foreign Government Obligations
USD	9,000,000	Province of Buenos Aires, Reg S, Step Up, Variable Rate, 2.00%, due 05/15/35	3,352,500
USD	24,087	Republic of Argentina, 8.28%, due 12/31/33	20,907
USD	45,719,999	Republic of Argentina Capitalization Bond, Series 2031, 12.00%, due 06/19/31 (a)	16,687,800
USD	32,000,000	Republic of Argentina Discount Bond, Series L-GL, Variable Rate, 6 mo. LIBOR + .81%, 5.44%, due 03/31/23 (a)	16,000,000
DEM	3,830,000	Republic of Argentina Discount Bond, Variable Rate, 6 mo. DEM LIBOR + .81%, 3.00%, due 03/31/23 (a)	1,432,409
EUR	214,800,000	Republic of Argentina GDP Linked, Variable Rate, 1.26%, due 12/15/35 (c)	33,938,099
USD	71,474	Republic of Argentina GDP Linked, Variable Rate, 1.32%, due 12/15/35 (c)	8,756
ARS	28,000,000	Republic of Argentina GDP Linked, Variable Rate, 1.38%, due 12/15/35 (b) (c)	732,665
DEM	5,000,000	Republic of Argentina Global Bond, 9.00%, due 11/19/08 (a) (b)	1,196,791
ARS	6,265,216	Republic of Argentina Global Bond, 2.00%, due 02/04/18 (a) (b)	1,880,561
USD	26,545,000	Republic of Argentina Global Bond, 12.13%, due 02/25/19 (a)	9,821,650
USD	6,931,000	Republic of Argentina Global Bond, 12.00%, due 02/01/20 (a)	2,564,470
USD	13,540,000	Republic of Argentina Global Bond, 8.88%, due 03/01/29 (a)	4,874,400
USD	31,390,000	Republic of Argentina Global Bond, EMTN, Reg. S, Variable Rate, 3 mo. LIBOR + .58%, 10.29%, due 04/06/04 (a)	9,652,425
USD	198,230	Republic of Argentina Global Bond, Series 2008, Step Up, 15.50%, due 12/19/08 (a)	71,363
USD	28,054,525	Republic of Argentina Global Bond, Series 2018, 12.25%, due 06/19/18 (a)	10,239,902
USD	8,000,000	Republic of Argentina Global Bond, Series BT04, 9.75%, due 09/19/27 (a)	2,900,000
DEM	20,000,000	Republic of Argentina Global Bond, Series DM, 5.87%, due 03/31/23 (a)	8,545,837
EUR	3,500,000	Republic of Argentina Global Bond, Series FEB, Step Down, 8.00%, due 02/26/08 (a)	1,709,677
ARS	28,000,000	Republic of Argentina Global Bond, Step Up, 0.63%, due 12/31/38 (b)	2,851,103
USD	15,000,000	Republic of Argentina Global Par Bond, Series L-GP, Step Up, 6.00%, due 03/31/23 (a)	7,500,000
USD	2,000,000	Republic of Argentina Pro 4, 2.00%, due 12/28/10 (a)	327,000
USD	7,211,000	Republic of Argentina, Series BGLO, 8.38%, due 12/20/03 (a)	2,577,932
USD	46,000,000	Republic of Argentina, Series F, 0.00%, due 10/15/04 (a)	11,500,000
EUR	284,000,000	Republic of Argentina, Step Up, 1.20%, due 12/31/38	157,881,564
USD	17,000,000	Republic of Argentina, Step Up, 1.33%, due 12/31/38 (d)	6,137,000
		Total Argentina	314,404,811

		Aruba — 1.1%

		Foreign Government Obligations
USD	5,000,000	Government of Aruba, 6.19%, due 10/30/12	5,100,000
USD	3,500,000	Government of Aruba, 6.71%, due 10/15/13	3,570,000
USD	3,752,000	Government of Aruba, 6.80%, due 04/02/14	3,883,320
USD	20,000,000	Government of Aruba, Reg S, 6.40%, due 09/06/15	20,250,000
		Total Aruba	32,803,320

		Belize — 0.1%

		Foreign Government Obligations
USD	4,023,400	Government of Belize, Reg S, Step Up, 4.25%, due 02/20/29	2,876,731

		Bosnia & Herzegovina — 0.5%

		Foreign Government Obligations
DEM	23,729,360	Bosnia & Herzegovina, Series A, Step Up, Variable Rate, 6 mo. DEM LIBOR + .81%, 3.50%, due 12/11/17	14,443,598

		Brazil — 5.5%

		Foreign Government Obligations
USD	10,100,000	Brazilian Government International Exit Bonds, 6.00%, due 09/15/13	10,100,000
USD	395,454	Brazilian Government International Exit Bonds Odd Lot, 6.00%, due 09/15/13	395,455
USD	25,000,000	Republic of Brazil, 8.00%, due 01/15/18 (d)	28,050,000
USD	14,000,000	Republic of Brazil, 8.75%, due 02/04/25 (d)	17,955,000
USD	64,000,000	Republic of Brazil, 8.25%, due 01/20/34 (d)	81,600,000
USD	22,000,000	Republic of Brazil, 7.13%, due 01/20/37 (d)	25,135,000
		Total Brazil	163,235,455

		China — 0.3%

		Foreign Government Obligations
USD	7,500,000	China Government International Bond, 6.80%, due 05/23/11	8,155,489

		Colombia — 0.5%

		Foreign Government Obligations
USD	8,000,000	Republic of Colombia, 8.70%, due 02/15/16 (d)	9,300,000
USD	3,800,000	Republic of Colombia, 11.85%, due 03/09/28	5,082,500
		Total Colombia	14,382,500

		Costa Rica — 0.3%

		Foreign Government Obligations
USD	3,000,000	Republic of Costa Rica, Reg S, 8.05%, due 01/31/13	3,277,500
USD	3,710,000	Republic of Costa Rica, Reg S, 10.00%, due 08/01/20	4,832,275
		Total Costa Rica	8,109,775

		Dominican Republic — 2.3%

		Asset-Backed Securities — 0.4%
USD	12,634,542	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 04/15/24	12,887,233

		Foreign Government Obligations — 1.9%
USD	1,642,629	Dominican Republic Bond, Variable Rate, 6 mo. LIBOR + .81%, 6.25%, due 08/30/09	1,638,522
USD	42,557,000	Dominican Republic Bond, Variable Rate, 6 mo. LIBOR + .81%, 5.72%, due 08/30/24	42,450,607
USD	9,000,000	Dominican Republic, Reg S, 8.63%, due 04/20/27	10,462,500
			54,551,629
		Total Dominican Republic	67,438,862

		Ecuador — 1.7%

		Foreign Government Obligations
USD	47,087,000	Republic of Ecuador, 10.00%, due 08/15/30 (d)	45,438,955
USD	2,465,357	Republic of Ecuador PDI (Global Bearer Capitalization Bond), PIK, Variable Rate, 6 mo. LIBOR + .81%, 6.25%, due 02/27/15 (b)	1,892,408
USD	2,000,000	Republic of Ecuador, Reg S, 9.38%, due 12/15/15 (d)	2,010,000
		Total Ecuador	49,341,363

		Egypt — 0.1%

		Corporate Debt
USD	1,795,758	Petroleum Export, 144A, 5.27%, due 06/15/11	1,786,780

		El Salvador — 1.4%

		Foreign Government Obligations
USD	37,000,000	Republic of El Salvador, Reg S, 7.65%, due 06/15/35	42,920,000

		Grenada — 0.1%

		Foreign Government Obligations
USD	6,000,000	Government of Grenada, Reg S, Step Up, 1.00%, due 09/15/25	3,270,000

		Guatemala — 0.3%

		Foreign Government Obligations
USD	6,750,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	7,998,750

		Indonesia — 1.3%

		Corporate Debt — 1.0%
USD	31,000,000	Majapahit Holding BV, 144A, 7.88%, due 06/29/37	29,837,500

		Foreign Government Obligations — 0.3%
USD	8,000,000	Republic of Indonesia, Reg S, 8.50%, due 10/12/35	9,400,000
		Total Indonesia	39,237,500

		Iraq — 0.3%

		Foreign Government Obligations
USD	16,000,000	Republic of Iraq, Reg S, 5.80%, due 01/15/28 (d)	10,160,000

		Ivory Coast — 1.8%

		Foreign Government Obligations
FRF	37,500,000	Ivory Coast Discount Bond, Series Ffr, Variable Rate, Step Up, 3.00%, due 03/31/28 (a)	3,617,191
FRF	85,905,000	Ivory Coast FLIRB, Series FRF, Variable Rate, Step Up, 2.50%, due 03/29/18 (a)	6,514,056
USD	69,850,000	Ivory Coast FLIRB, Variable Rate, Step Up, 3.00%, due 03/30/18 (a)	24,447,500
FRF	256,889,500	Ivory Coast PDI, Series Ffr, Variable Rate, Step Up, 1.90%, due 03/30/18 (a)	19,479,571
		Total Ivory Coast	54,058,318

		Jamaica — 0.7%

		Corporate Debt — 0.4%
USD	12,000,000	Air Jamaica Ltd., Reg S, 9.38%, due 07/08/15	12,870,000

		Foreign Government Obligations — 0.3%
USD	9,000,000	Government of Jamaica, 8.00%, due 03/15/39	8,820,000
		Total Jamaica	21,690,000

		Malaysia — 1.3%

		Corporate Debt — 1.0%
MYR	45,000,000	Transshipment Megahub Berhad, Series C, 5.45%, due 11/03/09	13,493,313
MYR	50,000,000	Transshipment Megahub Berhad, Series F, 6.70%, due 11/03/12	15,736,365
			29,229,678

		Foreign Government Obligations — 0.3%
USD	8,000,000	Malaysia Global Bond, 7.50%, due 07/15/11	8,763,990
		Total Malaysia	37,993,668

		Mexico — 9.5%

		Corporate Debt — 3.8%
GBP	7,689,000	Pemex Project Funding Master Trust, EMTN, 7.50%, due 12/18/13	16,558,686
EUR	30,000,000	Pemex Project Funding Master Trust, Reg S, 6.38%, due 08/05/16	46,153,147
EUR	26,500,000	Pemex Project Funding Master Trust, Reg S, 5.50%, due 02/24/25	36,542,882
ITL	16,955,000,000	Petroleos Mexicanos, EMTN, Variable Rate, 12 mo. EUR LIBOR, 7.12%, due 03/04/08	12,826,374
			112,081,089

		Foreign Government Obligations — 5.7%
USD	40,516,000	United Mexican States, 8.38%, due 01/14/11	44,911,986
USD	2,300,000	United Mexican States, 6.38%, due 01/16/13	2,440,300
USD	7,541,000	United Mexican States, 5.88%, due 01/15/14	7,850,181
USD	7,300,000	United Mexican States, 6.63%, due 03/03/15	7,902,250
USD	14,143,000	United Mexican States, 11.38%, due 09/15/16	20,114,175
USD	9,700,000	United Mexican States, 8.13%, due 12/30/19	11,870,860
USD	7,608,000	United Mexican States, 8.30%, due 08/15/31	9,938,330
GBP	29,994,000	United Mexican States, GMTN, 6.75%, due 02/06/24	65,056,221
			170,084,303
		Total Mexico	282,165,392

		Nicaragua — 0.2%

		Foreign Government Obligations
USD	8,186,630	Republic of Nicaragua BPI, Series E, 5.00%, due 02/01/11	7,256,957

		Pakistan — 0.6%

		Foreign Government Obligations
USD	20,000,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	17,600,000

		Peru — 4.1%

		Asset-Backed Securities — 0.2%
USD	12,452,000	Peru Enhanced Pass-Through Finance Ltd., 144A, 0.00%, due 05/31/25	4,825,150

		Foreign Government Obligations — 3.9%
USD	20,217,000	Peru FLIRB, Series 20 Yr., Variable Rate, Step Up, 6.44%, due 03/07/17	20,166,457
USD	25,000,000	Peru Par Bond, Series 30 Yr., Step Up, 3.00%, due 03/07/27	20,000,000
USD	3,632,878	Peru Trust II, Series 98-A LB, 0.00%, due 02/28/16	2,711,217
USD	6,190,645	Peru Trust, Series 97-I-P, Class A3, 0.00%, due 12/31/15	4,079,697
USD	2,011,034	Racers, Series 1998 I-P, 0.00%, due 03/10/16	1,260,898
USD	5,000,000	Republic of Peru, 7.35%, due 07/21/25	5,700,000
USD	40,381,000	Republic of Peru Discount Bond, Variable Rate, 6 mo. LIBOR + .81%, 6.44%, due 03/07/27	39,977,190
EUR	13,700,000	Republic of Peru Global Bond, 7.50%, due 10/14/14	22,146,869
			116,042,328
		Total Peru	120,867,478

		Philippines — 5.8%

		Corporate Debt — 1.8%
USD	6,000,000	National Power Corp., 9.88%, due 03/16/10	6,502,500
USD	31,600,000	National Power Corp., 9.63%, due 05/15/28	39,500,000

USD	8,500,000	National Power Corp., Global Bond, 8.40%, due 12/15/16	9,095,000
			55,097,500

		Foreign Government Obligations — 4.0%
USD	59,501,000	Central Bank of Philippines, Series A, 8.60%, due 06/15/27	69,318,665
EUR	12,000,000	Republic of Philippines, 9.13%, due 02/22/10	18,666,657
USD	27,843,000	Republic of Philippines, 8.38%, due 02/15/11 (d)	30,000,832
			117,986,154
		Total Philippines	173,083,654

		Poland — 0.6%

		Foreign Government Obligations
USD	10,000,000	Delphes Co. No. 2 Ltd., EMTN, Reg S, 7.75%, due 05/05/09	10,441,860
USD	6,000,000	Poland Government International Bond, 6.25%, due 07/03/12	6,519,000
		Total Poland	16,960,860

		Qatar — 0.5%

		Foreign Government Obligations
USD	10,000,000	State of Qatar, Reg S, 9.75%, due 06/15/30	15,225,000

		Russia — 14.8%

		Corporate Debt — 9.2%
EUR	40,000,000	Gaz Capital (Gazprom), EMTN, 4.56%, due 12/09/12	54,421,740
EUR	38,000,000	Gaz Capital (Gazprom), EMTN, Reg S, 5.88%, due 06/01/15	52,604,025
EUR	21,000,000	Gaz Capital (Gazprom), Reg S, 5.44%, due 11/02/17	27,496,145
USD	15,408,868	Gazprom International SA, Reg S, 7.20%, due 02/01/20	15,678,523
USD	2,000,000	Gazprom OAO, Reg S, 9.63%, due 03/01/13	2,280,000
USD	35,284,128	Gazstream SA, Reg S, 5.63%, due 07/22/13 (d)	34,754,866
USD	50,000,000	RSHB Capital SA, 144A, 6.30%, due 05/15/17	46,770,000
USD	14,000,000	RSHB Capital SA, Reg S, 7.18%, due 05/16/13 (d)	14,329,000
USD	8,000,000	Sberbank Capital SA, EMTN, 6.48%, due 05/15/13	7,987,600
USD	19,000,000	VTB Capital SA, Reg S, 6.25%, due 06/30/35	18,311,250
			274,633,149

		Foreign Government Obligations — 5.6%
USD	146,017,921	Russia Federation, Reg S, 7.50%, due 03/31/30 (d)	165,912,863
		Total Russia	440,546,012

		Serbia — 0.5%

		Foreign Government Obligations
USD	14,966,026	Republic of Serbia, Reg S, Step Up, 3.75%, due 11/01/24	13,918,404

		South Africa — 1.3%

		Foreign Government Agency — 0.1%
ZAR	163,000,000	Eskom Holdings Ltd., 0.00%, due 12/31/32	2,874,357

		Foreign Government Obligations — 1.2%
USD	8,000,000	Republic of South Africa, 5.88%, due 05/30/22	8,020,000
EUR	20,000,000	Republic of South Africa, EMTN, 4.50%, due 04/05/16	27,497,608
			35,517,608
		Total South Africa	38,391,965

		Sri Lanka — 0.6%

		Foreign Government Obligations
USD	19,000,000	Republic of Sri Lanka, 144A, 8.25%, due 10/24/12	17,907,500

		Thailand — 0.2%

		Corporate Debt
USD	5,000,000	PTT Public Co. Ltd., 5.75%, due 08/01/14	5,111,500

		Trinidad & Tobago — 0.5%

		Corporate Debt
USD	8,000,000	First Citizens St. Lucia, Reg S, 5.13%, due 02/14/11	8,076,904
USD	7,000,000	First Citizens St. Lucia, Reg S, 5.46%, due 02/01/12	7,193,704
		Total Trinidad & Tobago	15,270,608

		Tunisia — 0.1%

		Foreign Government Agency
JPY	360,000,000	Banque Centrale De Tunisie, Series 6BR, 4.35%, due 08/15/17	3,604,374

		Turkey — 2.9%

		Foreign Government Obligations
USD	24,000,000	Republic of Turkey, 11.88%, due 01/15/30 (d)	37,860,000
USD	18,000,000	Republic of Turkey, 7.38%, due 02/05/25 (d)	19,147,500
USD	31,000,000	Republic of Turkey, 6.88%, due 03/17/36 (d)	30,418,750
		Total Turkey	87,426,250

		Ukraine — 4.2%

		Foreign Government Agency — 0.6%
USD	9,000,000	Credit Suisse First Boston, The EXIM of Ukraine, 6.80%, due 10/04/12	8,640,000
USD	10,000,000	Dresdner Kleinwort Wasserstein for CJSC, The EXIM of Ukraine, 7.75%, due 09/23/09	10,088,000
			18,728,000

		Foreign Government Obligations — 3.6%
USD	18,000,000	City of Kyiv, 144A, 8.25%, due 11/26/12	18,015,660
CHF	100,000,000	Ukraine Goverment, 3.50%, due 09/15/18	88,296,322
			106,311,982
		Total Ukraine	125,039,982

		United Kingdom — 0.0%

		Asset-Backed Securities
GBP	37,579	RMAC, Series 03-NS1A, Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .45%, 7.35%, due 06/12/35	77,181
GBP	275,730	RMAC, Series 03-NS2A, Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .40%, 7.30%, due 09/12/35	566,760
		Total United Kingdom	643,941

		United States — 9.3%

		Asset-Backed Securities — 7.9%
USD	4,000,000	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .48%, 5.13%, due 05/15/24	2,660,000
USD	306,445	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .34%, 5.13%, due 10/25/34	290,835
USD	1,611,204	CHYPS CBO, Series 97-1A, Class A2A, 144A, 6.72%, due 01/15/10	303,970
USD	18,552,947	Citigroup Mortgage Loan Trust, Inc., Series 05-HE3, Class A2C, 5.39%, due 09/25/35	18,428,457

USD	2,121,659	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 5.23%, due 10/25/30	2,108,077
USD	33,993,008	Countrywide Home Equity Loan Trust, Series 05-F, Class 2A, Variable Rate, 1 mo. LIBOR + .24%, 4.89%, due 12/15/35	29,872,035
USD	24,080,409	Countrywide Home Equity Loan Trust, Series 05-H, Class 2A, Variable Rate, 1 mo. LIBOR + .24%, 4.89%, due 12/15/35	20,372,508
USD	20,296,400	Countrywide Home Equity Loan Trust, Series 06-D, Class 2A, Variable Rate, 1 mo. LIBOR + .20%, 4.85%, due 05/15/36	17,254,984
USD	8,859,506	First Franklin Mortgage Loan Asset Backed Certificates, Series 05-FF10, Class A6M, Variable Rate, 1 mo. LIBOR + .35%, 5.14%, due 11/25/35	8,108,119
USD	1,230,819	Golden Securities Corp., Series 03-A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 5.02%, due 12/02/13	1,228,960
USD	26,577,660	Greenpoint Mortgage Funding Trust, Series 07-HE1, Class A1, Variable Rate, 1 mo. LIBOR + .15%, 4.81%, due 12/13/32	24,850,113
USD	13,000,000	GSAMP Trust, Series 05-HE6, Class A2B, 4.98%, due 11/25/35	11,399,180
USD	9,250,000	Home Equity Asset Trust, Series 07-1, Class 2A4, Variable Rate, 1 mo. LIBOR + .23%, 5.02%, due 05/25/37	7,716,350
USD	10,000,000	IXIS Real Estate Capital Trust, Series 06-HE2, Class A3, 4.95%, due 08/25/36	9,289,000
USD	5,000,000	Master Asset-Backed Securities Trust, Series 06-FRE1, Class A2, Variable Rate, 1 mo. LIBOR + .12%, 4.91%, due 12/25/35	4,909,375
USD	13,000,000	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, Variable Rate, 1 mo. LIBOR + .16%, 4.95%, due 10/25/36	10,660,000
USD	13,000,000	Morgan Stanley ABS Capital I, Series 06-NC3, Class A2C, Variable Rate, 1 mo. LIBOR + .17%, 4.96%, due 03/25/36	11,440,000
USD	10,000,000	Morgan Stanley ACES SPC, Series 04-15, Class I, 144A, Variable Rate, 3 mo. LIBOR + .45%, 6.04%, due 12/20/09	9,920,000
USD	15,000,000	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.15%, 4.94%, due 11/25/36	12,900,000
USD	15,200,000	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. LIBOR + .22%, 5.01%, due 11/25/36	12,536,960
USD	12,868,000	Option One Mortgage Loan Trust, Series 06-3, Class 2A4, Variable Rate, 1 mo. LIBOR + .22%, 5.01%, due 02/25/37	9,948,251
USD	227,218	Quest Trust, Series 03-X4A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .43%, 5.22%, due 12/25/33	170,413
USD	4,121,813	SHYPPCO Finance Co., LLC, Series 1I, Class A2B, 6.64%, due 06/15/10	3,967,245
USD	8,000,000	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. LIBOR + .36%, 5.15%, due 04/25/37	5,602,967
			235,937,799

		U.S. Government — 1.4%
USD	40,002,400	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (c) (d) (e)	40,127,407
		Total United States	276,065,206

		Uruguay — 5.6%

		Foreign Government Obligations
USD	1,045,000	Republic of Uruguay, 8.38%, due 09/26/11	1,111,180
USD	350,000	Republic of Uruguay, 7.63%, due 01/20/12	362,250
EUR	2,000,000	Republic of Uruguay, 7.00%, due 06/28/19	3,094,139
USD	11,500,000	Republic of Uruguay, 8.00%, due 11/18/22	12,995,000
USD	83,651,571	Republic of Uruguay, 7.63%, due 03/21/36	92,225,857
USD	21,745,700	Republic of Uruguay, PIK, 7.88%, due 01/15/33	24,572,641
EUR	3,465,000	Republica Orient Uruguay, 7.00%, due 09/26/12	5,271,887
USD	400,000	Republica Orient Uruguay, 7.25%, due 05/04/14	400,440
EUR	10,000,000	Republica Orient Uruguay, 6.88%, due 01/19/16	15,232,967
JPY	1,483,200,000	Republica Orient Uruguay, Series 3BR, Step Up, 2.50%, due 03/14/11	11,546,308
		Total Uruguay	166,812,669

		Venezuela — 6.8%

		Corporate Debt — 0.3%
USD	16,000,000	Petroleos De Venezuela, 5.38%, due 04/12/27 (d)	9,360,000

		Foreign Government Obligations — 6.5%
EUR	32,000,000	Republic of Venezuela, 11.00%, due 03/05/08	47,095,286
EUR	8,400,000	Republic of Venezuela, 11.13%, due 07/25/11	12,887,858
EUR	12,000,000	Republic of Venezuela, 7.00%, due 03/16/15	15,887,637
USD	78,300,000	Republic of Venezuela, 7.65%, due 04/21/25 (d)	66,163,500
USD	26,000,000	Republic of Venezuela, 9.38%, due 01/13/34 (d)	25,675,000
USD	103,104	Republic of Venezuela DCB DL Odd Lot, Variable Rate, 6 mo. LIBOR + .88%, 6.31%, due 12/18/07	103,104
USD	1,434,783	Republic of Venezuela DCB IL, Variable Rate, 6 mo. LIBOR + .88%, 6.31%, due 12/18/08	1,434,783
USD	2,177,700	Republic of Venezuela Global Bond, Series DL, Variable Rate, 6 mo. LIBOR + .88%, 6.31%, due 12/18/07	2,175,522
DEM	30,190,000	Republic of Venezuela Global Bond, Step Down, 7.38%, due 10/29/08	22,581,953
			194,004,643
		Total Venezuela	203,364,643

		Vietnam — 0.8%

		Foreign Government Obligations
USD	4,000,000	Socialist Republic of Vietnam, Series 30 Yr., Variable Rate, 6.31%, due 03/13/28	3,890,000
USD	19,750,000	Vietnam Par Bond, Series 30 Yr., Step Up, 4.00%, due 03/12/28	16,836,875
USD	4,434,783	Vietnam PDI, Series 18 Yr., Variable Rate, Step Up, 6.31%, due 03/12/16	4,423,696
		Total Vietnam	25,150,571

		TOTAL DEBT OBLIGATIONS (COST $2,827,341,353)	2,946,719,886

Par Value		Description	Value ($)

		LOAN ASSIGNMENTS — 2.5%

		Congo Republic (Brazzaville) — 0.9%
EUR	4,976,732	Republic of Congo Loan Agreement *	2,657,459
EUR	14,565,612	Republic of Congo Loan Agreement *	7,777,698
FRF	102,097,963	Republic of Congo Loan Agreement *	8,311,206
USD	8,496,466	Republic of Congo Loan Agreement *	2,973,763
EUR	6,987,247	Republic of Congo Loan Agreement *	3,731,027
		Total Congo Republic (Brazzaville)	25,451,153

		Indonesia — 0.9%
JPY	172,800,002	Republic of Indonesia Loan Agreement, 6 mo. JPY LIBOR + .88%, (1.58%), due 03/28/13	1,520,155
USD	3,694,761	Republic of Indonesia Loan Agreement, dated January 1, 1994, 3 mo. LIBOR + .88%, (6.23%), due 03/29/13	3,620,866
USD	3,790,800	Republic of Indonesia Loan Agreement, dated June 14, 1995, 3 mo. LIBOR + .88%, (6.25%), due 12/14/19	3,620,214
USD	3,790,800	Republic of Indonesia Loan Agreement, dated June 14, 1995, 3 mo. LIBOR + .88%, (6.25%), due 12/14/19	3,620,214
USD	5,054,400	Republic of Indonesia Loan Agreement, dated June 14, 1995, 3 mo. LIBOR + .88%, (6.25%), due 12/14/19	4,826,952
USD	3,098,276	Republic of Indonesia Loan Agreement, dated September 29, 1994, 7.24%, due 12/01/19	2,896,888
USD	1,280,950	Republic of Indonesia Loan Agreement, dated September 29, 1994, 7.83%, due 12/01/19	1,197,688
USD	2,777,114	Republic of Indonesia Loan Agreement, dated September 29, 1994, Variable Rate, 6.31%, due 12/01/19	2,596,601
EUR	3,262,131	Republic of Indonesia, Indonesia Paris Club Debt *	3,817,867
		Total Indonesia	27,717,445

		Russia — 0.2%
USD	3,955,201	Russia Foreign Trade Obligations * (b)	5,505,486
DEM	45,916	Russia Foreign Trade Obligations * (b)	33,204

FIM	1,740,000	Russia Foreign Trade Obligations * (b)	437,298
GBP	14,162	Russia Foreign Trade Obligations * (b)	37,033
USD	265,723	Russia Foreign Trade Obligations * (b)	363,232
USD	80,572	Russia Foreign Trade Obligations * (b)	108,358
		Total Russia	6,484,611

		Vietnam — 0.5%
USD	16,000,000	Vietnam Shipbuilding Industry Group Loan Agreement, 6 mo. LIBOR + .15%, (6.89%), due 06/26/15	15,200,000

		TOTAL LOAN ASSIGNMENTS (COST $51,157,337)	74,853,209

Par Value		Description	Value ($)

		LOAN PARTICIPATIONS — 4.6%

		Egypt — 0.1%
CHF	5,889,818	Paris Club Loan Agreement (Participation with Standard Chartered Bank), 0.00%, due 01/03/24 *	3,537,731

		Indonesia — 1.7%
USD	466,560	Republic of Indonesia Loan Agreement (Participation with Citibank), 3 mo. LIBOR + .88%, (6.25%), due 12/14/19	445,565
USD	466,560	Republic of Indonesia Loan Agreement (Participation with Citibank), 3 mo. LIBOR + .88%, (6.25%), due 12/14/19	445,565
USD	622,080	Republic of Indonesia Loan Agreement (Participation with Citibank), 3 mo. LIBOR + .88%, (6.25%), due 12/14/19	594,086
USD	18,838,919	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 3 mo. LIBOR + .88%, (6.20%), due 09/29/19	17,284,708
JPY	1,021,596,248	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 3 mo. LIBOR + 0.88%, (1.58%), due 03/29/13	9,010,164
USD	24,247,298	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 3 mo. LIBOR + 1.25%, (6.61%), due 02/12/13	22,428,750
		Total Indonesia	50,208,838

		Iraq — 1.0%
JPY	4,926,803,587	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), due 01/01/28	27,042,771
JPY	643,772,123	Republic of Iraq Paris Club Loan, T Chatani (Participation with Deutsche Bank), due 01/01/28	3,464,081
		Total Iraq	30,506,852

		Poland — 0.3%
JPY	999,999,985	Poland Paris Club Debt (Participation with Deutsche Bank), 2.22%, due 03/31/09	9,084,282

		Russia — 0.7%
EUR	57,042,402	Russian Foreign Trade Obligations (Participation with GML International Ltd) * (b)	20,058,390

		Vietnam — 0.8%
JPY	3,015,866,610	Socialist Republic of Vietnam Loan Agreement (Participation with Deutsche Bank), Variable Rate, 6 mo. JPY LIBOR + .71% (1.31%), due 09/03/17	24,699,083

		TOTAL LOAN PARTICIPATIONS (COST $127,581,562)	138,095,176

Par Value ($)		Description	Value ($)

		PROMISSORY NOTES — 0.4%

		Dominican Republic — 0.1%
USD	1,186,200	Dominican Republic Promissory Notes, 0.00%, due 3/15/2008	1,157,731
USD	1,089,012	Dominican Republic Promissory Notes, 0.00%, due 9/15/2009	936,550

USD	817,249	Dominican Republic Promissory Notes, 0.00%, due 9/15/2010	644,810
USD	817,249	Dominican Republic Promissory Notes, 0.00%, due 9/15/2011	594,549
		Total Dominican Republic	3,333,640

		Ghana — 0.1%
USD	5,312,500	Republic of Ghana Promissory Notes, 0.00%, due 8/9/2007 (f)	3,718,750

		Nigeria — 0.2%
USD	33,450,000	Central Bank of Nigeria Promissory Notes, Series RC, 5.09%, due 1/5/2010	5,602,875

		TOTAL PROMISSORY NOTES (COST $29,248,851)	12,655,265

Principal Amount		Description	Value ($)

		OPTIONS PURCHASED — 3.7%

		Currency Options — 3.3%
EUR	50,000,000	EUR Put/TRY Call, Expires 01/15/09, Strike 2.44	18,519,579
EUR	45,000,000	EUR Put/TRY Call, Expires 05/02/08, Strike 2.10	10,317,434
EUR	45,000,000	EUR Put/TRY Call, Expires 10/31/08, Strike 2.46	18,653,676
EUR	23,000,000	EUR Put/TRY Call, Expires 12/12/08, Strike 2.49	9,640,958
EUR	210,000,000	EUR Put/USD Call, Expires 01/22/08, Strike 1.39	421,180
TRY	44,000,000	TRY Call/CZK Put, Expires 04/23/08, Strike 13.32	3,150,986
USD	25,000,000	USD Call/KRW Put, Expires 02/22/08, Strike 932.00	97,224
USD	50,000,000	USD Call/KRW Put, Expires 02/25/08, Strike 931.00	211,764
USD	70,000,000	USD Put/BRL Call, Expires 04/30/08, Strike 2.44	23,423,418
USD	45,000,000	USD Put/BRL Call, Expires 12/09/08, Strike 2.40	12,464,058
USD	25,000,000	USD Put/KRW Call, Expires 02/22/08, Strike 932.00	479,536
USD	50,000,000	USD Put/KRW Call, Expires 02/25/08, Strike 931.00	928,669
		Total Currency Options	98,308,482

		Options on Bonds — 0.0%
USD	14,000,000	Republic of Indonesia 6.63% of 02/17/37 Put, Expires 12/10/07 Strike 92.00	193

		Options on Interest Rates — 0.0%
TWD	1,849,200,000	TWD Interest Rate Cap Call Option, Expires 03/16/10, Strike 2.19%	309,630
TWD	1,849,200,000	TWD Interest Rate Floor Call Option, Expires 03/16/10, Strike 2.19%	71,305
		Total Options on Interest Rates	380,935

		Options on Interest Rate Swaps — 0.4%
KRW	72,000,000,000	KRW Swaption Call, Expires 02/24/09, Strike 6.05%	2,998,800
KRW	50,000,000,000	KRW Swaption Call, Expires 03/21/11, Strike 5.64%	1,271,500
KRW	72,000,000,000	KRW Swaption Call, Expires 04/08/09, Strike 6.20%	3,421,440
KRW	90,000,000,000	KRW Swaption Call, Expires 04/27/09, Strike 5.42%	2,262,600
KRW	72,000,000,000	KRW Swaption Put, Expires 02/24/09, Strike 6.05%	201,600
KRW	50,000,000,000	KRW Swaption Put, Expires 03/21/11, Strike 5.64%	596,000
KRW	72,000,000,000	KRW Swaption Put, Expires 04/08/09, Strike 6.20%	163,440
KRW	90,000,000,000	KRW Swaption Put, Expires 04/27/09, Strike 5.42%	1,227,600
		Total Options on Interest Rate Swaps	12,142,980

		TOTAL OPTIONS PURCHASED (COST $49,982,548)	110,832,590

Par Value	Description	Value ($)

	MUTUAL FUNDS — 6.7%

	United States — 6.7%

	Affiliated Issuers
5,815,011	GMO Short-Duration Collateral Fund	149,620,239
21,409	GMO Special Purpose Holding Fund (b) (g)	26,333
1,933,999	GMO World Opportunity Overlay Fund	50,148,590
	Total United States	199,795,162

	TOTAL MUTUAL FUNDS (COST $198,150,469)	199,795,162

Shares	Description	Value ($)

	RIGHTS AND WARRANTS — 0.7%

	Mexico — 0.0%
2,942,000	United Mexican States Value Recovery Rights, Series F, Expires 06/30/08 **	59,723

	Nigeria — 0.2%
25,000	Central Bank of Nigeria Warrants, Expires 11/15/20 **	5,750,000

	Uruguay — 0.0%
4,000,000	Banco Central Del Uruguay Value Recovery Rights, VRRB, Expires 01/02/21 **	—

	Venezuela — 0.5%
164,215	Republic of Venezuela Bond Warrants, Expires 04/15/20 **	6,075,955
262,360	Republic of Venezuela Recovery Warrants, Expires 04/15/20 **	9,707,320
	Total Venezuela	15,783,275

	TOTAL RIGHTS AND WARRANTS (COST $0)	21,592,998

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.5%

	Money Market Funds — 0.5%
13,862,026	State Street Institutional Liquid Reserves Fund-Institutional Class	13,862,026

	TOTAL SHORT-TERM INVESTMENTS (COST $13,862,026)	13,862,026

	TOTAL INVESTMENTS — 118.2% (Cost $3,297,324,146)	3,518,406,312

	Other Assets and Liabilities (net) — (18.2%)	(543,380,866)

	TOTAL NET ASSETS — 100.0%	$2,975,025,446

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$3,315,663,465	$365,435,876	$(162,693,029)	$202,742,847

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2007 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Short-Duration Collateral Fund	$141,294,024	$7,990,852	$—	$1,090,852	$—	$149,620,239

GMO Special Purpose Holding Fund	30,187	—	—	—	138,860	26,333

GMO World Opportunity Overlay Fund	52,014,542	2,300,000	4,000,000	—	—	50,148,590

Totals	$193,338,753	$10,290,852	$4,000,000	$1,090,852	$138,860	$199,795,162

A summary of outstanding financial instruments at November 30, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

12/04/07	JPY	13,000,000,000	$116,995,905	$(1,663,788)

			$116,995,905	$(1,663,788)

Sales

1/29/08	CHF	100,000,000	$88,670,228	$572,459
2/12/08	EUR	85,000,000	124,487,804	1,312,196
1/22/08	GBP	35,000,000	71,843,723	739,277
12/04/07	JPY	13,000,000,000	116,995,905	(3,557,860)
2/19/08	JPY	12,000,000,000	108,986,928	1,548,987

			$510,984,588	$615,059

Reverse Repurchase Agreements

Face Value		Description	Market Value
USD	19,326,389	Deutsche Bank, 4.60%, dated 06/15/07, to be repurchased on demand at face value plus accrued interest.	(19,745,047)

USD	42,101,180	Lehman Brothers, 5.00%, dated 09/05/07, to be repurchased on demand at face value plus accrued interest.	(42,615,458)

USD	1,884,260	Lehman Brothers, 5.00%, dated 09/06/07, to be repurchased on demand at face value plus accrued interest.	(1,906,452)

USD	12,513,750	Lehman Brothers, 5.00%, dated 09/13/07, to be repurchased on demand at face value plus accrued interest.	(12,653,834)

USD	3,229,531	Deutsche Bank, 4.70%, dated 09/24/07, to be repurchased on demand at face value plus accrued interest.	(3,257,897)

USD	24,639,469	Deutsche Bank, 4.70%, dated 09/26/07, to be repurchased on demand at face value plus accrued interest.	(24,853,148)

USD	27,392,500	Lehman Brothers, 4.90%, dated 09/27/07, to be repurchased on demand at face value plus accrued interest.	(27,626,592)

USD	18,117,400	Lehman Brothers, 4.60%, dated 09/28/07, to be repurchased on demand at face value plus accrued interest.	(18,260,578)

USD	14,728,000	Lehman Brothers, 5.15%, dated 10/04/07, to be repurchased on demand at face value plus accrued interest.	(14,842,428)

USD	31,719,510	Lehman Brothers, 5.10%, dated 10/11/07, to be repurchased on demand at face value plus accrued interest.	(31,935,335)

EUR	18,440,864	J.P. Morgan Chase Bank, 4.15%, dated 10/12/07, to be repurchased on demand at face value plus accrued interest.	(18,536,526)

USD	5,220,000	Lehman Brothers, 5.05%, dated 10/15/07, to be repurchased on demand at face value plus accrued interest.	(5,253,640)

USD	19,150,000	Lehman Brothers, 5.00%, dated 10/16/07, to be repurchased on demand at face value plus accrued interest.	(19,270,379)

USD	10,702,274	Deutsche Bank, 4.60%, dated 10/18/07, to be repurchased on demand at face value plus accrued interest.	(10,758,639)

USD	5,312,000	Lehman Brothers, 5.05%, dated 10/18/07, to be repurchased on demand at face value plus accrued interest.	(5,342,426)

USD	38,268,000	Lehman Brothers, 4.25%, dated 10/18/07, to be repurchased on demand at face value plus accrued interest.	(38,452,430)

USD	96,435,240	J.P. Morgan Chase Bank, 4.80%, dated 11/01/07, to be repurchased on demand at face value plus accrued interest.	(96,808,123)

USD	19,423,313	J.P. Morgan Chase Bank, 4.70%, dated 11/01/07, to be repurchased on demand at face value plus accrued interest.	(19,496,851)

USD	9,955,822	J.P. Morgan Chase Bank, 4.65%, dated 11/01/07, to be repurchased on demand at face value plus accrued interest.	(9,993,115)

USD	26,477,500	J.P. Morgan Chase Bank, 4.90%, dated 11/01/07, to be repurchased on demand at face value plus accrued interest.	(26,582,013)

USD	15,986,881	J.P. Morgan Chase Bank, 5.10%, dated 11/01/07, to be repurchased on demand at face value plus accrued interest.	(16,052,561)

USD	6,845,598	J.P. Morgan Chase Bank, 5.15%, dated 11/01/07, to be repurchased on demand at face value plus accrued interest.	(6,873,998)

USD	25,576,604	Deutsche Bank, 3.75%, dated 11/07/07, to be repurchased on demand at face value plus accrued interest.	(25,635,217)

USD	17,136,250	Deutsche Bank, 4.85%, dated 11/13/07, to be repurchased on demand at face value plus accrued interest.	(17,173,188)

USD	45,003,750	Deutsche Bank, 4.90%, dated 11/14/07, to be repurchased on demand at face value plus accrued interest.	(45,095,633)

USD	45,265,625	Deutsche Bank, 4.70%, dated 11/14/07, to be repurchased on demand at face value plus accrued interest.	(45,354,270)

USD	22,732,875	J.P. Morgan Chase Bank, 4.95%, dated 11/29/07, to be repurchased on demand at face value plus accrued interest.	(22,732,875)

			$(627,108,653)

Average balance outstanding	$(399,949,452)
Average interest rate	3.75%
Maximum balance outstanding	$(646,459,210)
Average shares outstanding	271,405,650
Average balance per share outstanding	$(1.47)
Days Outstanding	275

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Written Options

A summary of open written option contracts for the Fund at November 30, 2007 is as follows:

Currency Options

Principal	Expiration
Amount	Date	Description	Premiums	Market Value
70,000,000 USD	04/30/2008	BRL Call/USD Put Currency Option, Strike 2.07	(1,470,000)	(10,003,825)
45,000,000 USD	12/09/2008	BRL Call/USD Put Currency Option, Strike 2.14	(590,625)	(6,911,742)
.			$(2,060,625)	$(16,915,567)

Swap Agreements

  Credit Default Swaps

Notional		Expiration			Annual	Deliverable	Market
Amount		Date	Counterparty	Receive (Pay)	Premium	On Default	Value
30,000,000	USD	12/23/2007	Deutsche Bank AG	(Pay)	2.35%	Gazprom Loan Facility	$(326,886)
15,000,000	USD	2/20/2008	JP Morgan Chase Bank	(Pay)	1.70%	Republic of Ecuador	47,770
6,500,000	USD	3/20/2008	JP Morgan Chase Bank	(Pay)	0.44%	Petroleos Mexicanos	(7,375)
100,000,000	USD	4/20/2008	JP Morgan Chase Bank	(Pay)	0.32%	United Mexican States	(52,034)
50,000,000	USD	5/4/2008	Deutsche Bank AG	(Pay)	1.80%	Government of Ukraine	(170,508)
5,000,000	USD	5/30/2008	JP Morgan Chase Bank	Receive	8.65%	Republic of Turkey	196,089
2,000,000	USD	9/20/2008	UBS AG	Receive	9.20%	Dominican Republic	168,562
10,000,000	USD	9/20/2008	Morgan Stanley	Receive	5.15%	Republic of Colombia	452,710
18,000,000	USD	11/20/2008	Deutsche Bank AG	Receive	1.50%	Credit of Uttam Galva Steels Limited	76,103
500,000,000	RUB	11/20/2008	JP Morgan Chase Bank	Receive	0.75%	Red Square CDO	(132,133)
9,000,000	USD	11/20/2008	Deutsche Bank AG	Receive	4.77%	Republic of Colombia	360,009
14,000,000	USD	12/20/2008	Deutsche Bank AG	(Pay)	0.79%	Korean Deposit Insurance Corporation	(70,612)
5,000,000	USD	3/20/2009	JP Morgan Chase Bank	Receive	2.85%	Republic of Peru	175,317
10,000,000	USD	3/20/2009	JP Morgan Chase Bank	Receive	4.30%	Republic of Philippines	522,022
10,000,000	USD	4/17/2009	Deutsche Bank AG	Receive	3.90%	Gazprom Loan Facility	369,025
10,000,000	USD	4/17/2009	Lehman Brothers	(Pay)	3.90%	Gazprom OAO	(369,025)

20,000,000	USD	4/20/2009	JP Morgan Chase Bank	(Pay)	0.43%	Republic of Brazil	27,028
9,531,789	USD	6/6/2009	Deutsche Bank AG	Receive	1.85%	Deutsche Bank Loan to Ukrnafta	16,684
7,000,000	USD	8/5/2009	Deutsche Bank AG	Receive	4.85%	Government of Ukraine	461,093
10,000,000	USD	9/20/2009	JP Morgan Chase Bank	(Pay)	0.97%	Gazprom OAO	71,292
100,000,000	CHF	9/20/2009	Morgan Stanley	(Pay)	0.78%	Government of Ukraine	1,138,405
849,572,575	RUB	11/5/2009	Deutsche Bank AG	Receive	1.45%	Russia Post Office	(418,527)
10,000,000	USD	11/20/2009	JP Morgan Chase Bank	(Pay)	0.90%	United Mexican States	(102,501)
10,000,000	USD	11/20/2009	JP Morgan Chase Bank	(Pay)	0.88%	United Mexican States	(98,657)
25,000,000	USD	12/29/2009	Deutsche Bank AG	Receive	2.25%	Videocon Loan Facility	198,577
7,000,000	USD	2/5/2010	Deutsche Bank AG	Receive	4.85%	Government of Ukraine	542,044
12,000,000	USD	3/5/2010	Deutsche Bank AG	Receive	9.10%	Republic of Turkey	2,331,305
18,000,000	USD	3/20/2010	Morgan Stanley	Receive	0.75%	United Mexican States	150,987
3,000,000	USD	3/29/2010	JP Morgan Chase Bank	Receive	4.70%	Arab Republic of Egypt	292,620
85,000,000	USD	6/20/2010	Deutsche Bank AG	(Pay)	2.10%	Reference security within CDX Index	(3,120,208)
36,000,000	USD	6/20/2010	Lehman Brothers	(Pay)	2.10%	Reference security within CDX Index	(1,321,500)
12,000,000	USD	6/20/2010	JP Morgan Chase Bank	(Pay)	4.00%	Republic of Argentina	(329,738)
12,000,000	USD	6/20/2010	JP Morgan Chase Bank	(Pay)	3.87%	Republic of Argentina	(286,464)
150,000,000	USD	6/20/2010	Deutsche Bank AG	(Pay)	1.47%	Republic of Brazil	(3,844,727)
10,000,000	USD	7/20/2010	Deutsche Bank AG	(Pay)	3.77%	Republic of Argentina	(167,712)
6,000,000	USD	7/20/2010	Deutsche Bank AG	(Pay)	3.80%	Republic of Argentina	(105,587)
140,000,000	USD	7/20/2010	UBS AG	(Pay)	0.89%	Republic of Turkey	478,873
5,000,000	USD	7/23/2010	Deutsche Bank AG	Receive	4.56%	Government of Ukraine	394,833
7,000,000	USD	8/5/2010	Deutsche Bank AG	Receive	4.90%	Government of Ukraine	610,284
3,000,000	USD	8/25/2010	Deutsche Bank AG	Receive	3.40%	Deutsche Bank Loan to Ukrtelekom	(19,420)
50,000,000	USD	9/20/2010	JP Morgan Chase Bank	(Pay)	0.97%	Gazprom OAO	668,618
35,000,000	USD	9/20/2010	JP Morgan Chase Bank	(Pay)	0.70%	Republic of Philippines	357,165
20,000,000	USD	10/18/2010	JP Morgan Chase Bank	Receive	2.00%	VTB Leasing	(502,779)
5,000,000	USD	10/25/2010	Deutsche Bank AG	Receive	4.60%	Government of Ukraine	358,428
10,000,000	USD	12/20/2010	JP Morgan Chase Bank	(Pay)	3.57%	Republic of Argentina	(74,904)
5,000,000	USD	12/20/2010	JP Morgan Chase Bank	(Pay)	3.43%	Republic of Argentina	(15,303)
5,000,000	USD	1/25/2011	Deutsche Bank AG	Receive	4.63%	Government of Ukraine	435,630
7,000,000	USD	2/7/2011	Deutsche Bank AG	Receive	4.95%	Government of Ukraine	672,293
5,000,000	USD	2/20/2011	Morgan Stanley	(Pay)	2.80%	Republic of Argentina	128,072
3,000,000	USD	2/25/2011	Deutsche Bank AG	Receive	3.50%	Deutsche Bank Loan to Ukrtelekom	(32,472)
8,000,000	USD	3/20/2011	Citigroup	(Pay)	3.70%	Republic of Iraq	488,911
8,000,000	USD	3/20/2011	UBS AG	(Pay)	3.55%	Republic of Iraq	450,685
5,000,000	USD	4/26/2011	Deutsche Bank AG	Receive	4.66%	Government of Ukraine	391,530
10,000,000	USD	6/20/2011	Deutsche Bank AG	(Pay)	1.89%	Islamic Republic of Pakistan	637,680
34,000,000	USD	6/20/2011	Deutsche Bank AG	(Pay)	1.35%	Reference security within CDX index	(173,825)

11,000,000	USD	6/20/2011	JP Morgan Chase Bank	(Pay)	1.35%	Reference security within CDX Index	(56,238)
5,000,000	USD	6/20/2011	Lehman Brothers	Receive	1.35%	Reference security within CDX index	25,563
20,000,000	USD	6/20/2011	Lehman Brothers	(Pay)	1.35%	Reference security within CDX index	(102,250)
10,000,000	USD	6/20/2011	Lehman Brothers	(Pay)	1.35%	Reference security within CDX index	(51,125)
11,000,000	USD	6/20/2011	Lehman Brothers	(Pay)	1.35%	Reference security within CDX Index	(56,238)
150,000,000	USD	6/20/2011	Deutsche Bank AG	Receive	1.86%	Republic of Brazil	6,447,884
9,000,000	USD	7/17/2011	UBS AG	Receive	5.05%	Government of Ukraine	966,258
5,000,000	USD	7/25/2011	Deutsche Bank AG	Receive	4.68%	Government of Ukraine	465,616
7,000,000	USD	8/5/2011	Deutsche Bank AG	Receive	5.00%	Government of Ukraine	723,298
20,000,000	USD	8/20/2011	Deutsche Bank AG	(Pay)	0.57%	United Mexican States	(1,986)
620,000,000	MXN	8/20/2011	Deutsche Bank AG	Receive	0.40%	United Mexican States	28,619
3,000,000	USD	8/25/2011	Deutsche Bank AG	Receive	3.60%	Deutsche Bank Loan to Ukrtelekom	(45,063)
7,000,000	USD	10/20/2011	JP Morgan Chase Bank	(Pay)	2.75%	Republic of Argentina	334,877
13,500,000	USD	10/20/2011	Lehman Brothers	(Pay)	5.02%	Republic of Ecuador	165,354
5,000,000	USD	10/25/2011	Deutsche Bank AG	Receive	4.70%	Government of Ukraine	419,604
19,000,000	USD	10/30/2011	Deutsche Bank AG	Receive	4.00%	Naftofaz Ukraine	(3,390,627)
8,000,000	USD	11/20/2011	JP Morgan Chase Bank	(Pay)	2.16%	Republic of Argentina	576,916
5,000,000	USD	12/20/2011	JP Morgan Chase Bank	(Pay)	0.66%	Petroleos Mexicanos	2,005
65,000,000	USD	12/20/2011	JP Morgan Chase Bank	(Pay)	1.40%	Reference security within CDX index	(197,528)
9,166,720	USD	12/20/2011	Deutsche Bank AG	Receive	1.60%	Stemcor UK Ltd.	91,256
19,000,000	EUR	1/20/2012	Duetsche Bank AG	(Pay)	0.42%	Republic of Kazakhstan	1,451,979
8,600,000,000	KZT	1/20/2012	Deutsche Bank AG	Receive	0.32%	Republic of Kazakhstan	(2,367,130)
25,000,000	USD	2/20/2012	JP Morgan Chase Bank	(Pay)	0.96%	Republic of Brazil	(135,615)
3,000,000	USD	2/25/2012	Deutsche Bank AG	Receive	3.68%	Deutsche Bank Loan to Ukrtelekom	(57,400)
19,000,000	USD	5/5/2012	Deutsche Bank AG	Receive	4.00%	Naftofaz Ukraine	(3,345,970)
120,000,000	USD	6/20/2012	Lehman Brothers	(Pay)	1.25%	Reference security within CDX index	1,240,833
50,000,000	USD	6/20/2012	Morgan Stanley	(Pay)	1.25%	Reference security within CDX index	517,014
10,000,000	USD	6/20/2012	Morgan Stanley	Receive	2.10%	Republic of Panama	472,796
5,000,000	USD	7/30/2012	JP Morgan Chase Bank	Receive	3.05%	Republic of Chile	623,773
5,000,000	USD	8/20/2012	Bear Stearns	Receive	3.50%	Republic of Jamaica	(106,494)
3,000,000	USD	8/28/2012	Deutsche Bank AG	Receive	3.75%	Deutsche Bank Loan to Ukrtelekom	(69,213)
10,000,000	USD	9/20/2012	JP Morgan Chase Bank	(Pay)	1.25%	Gazprom OAO	153,669
15,000,000	USD	9/20/2012	JP Morgan Chase Bank	(Pay)	1.15%	Republic of Peru	(48,241)
85,000,000	PEN	9/20/2012	JP Morgan Chase Bank	Receive	0.92%	Republic of Peru	137,508
10,000,000	USD	10/4/2012	JP Morgan Chase Bank	Receive	2.95%	Republic of Chile	1,182,640
4,000,000	USD	10/20/2012	UBS AG	(Pay)	4.13%	Petroleos de Venezuela	206,109
4,000,000	USD	10/20/2012	UBS AG	(Pay)	3.90%	Petroleos de Venezuela	242,485
75,000,000	USD	10/20/2012	JP Morgan Chase Bank	Receive	0.79%	Republic of Brazil	(459,436)

15,000,000	USD	10/20/2012	JP Morgan Chase Bank	Receive	0.80%	Republic of Brazil	(87,873)
20,000,000	USD	10/20/2012	JP Morgan Chase Bank	Receive	0.80%	Republic of Brazil	(119,779)
5,000,000	USD	11/5/2012	Deutsche Bank AG	Receive	6.50%	Republic of Jamaica	433,093
10,000,000	USD	1/8/2013	Deutsche Bank AG	Receive	7.15%	Republic of Colombia	2,860,280
10,000,000	USD	1/9/2013	Deutsche Bank AG	Receive	8.25%	Republic of Turkey	3,183,840
7,000,000	USD	1/10/2013	JP Morgan Chase Bank	Receive	7.50%	Republic of Colombia	2,121,485
10,000,000	USD	2/7/2013	JP Morgan Chase Bank	Receive	8.30%	Republic of Colombia	3,390,144
300,000,000	RUB	6/21/2013	Deutsche Bank AG	Receive	2.35%	VTB Leasing	(221,017)
9,363,340	EUR	6/24/2013	JP Morgan Chase Bank	Receive	1.37%	VTB Leasing	(758,716)
12,702,307	EUR	6/24/2013	JP Morgan Chase Bank	Receive	1.37%	VTB Leasing	(1,029,274)
130,000,000	USD	10/20/2013	Deutsche Bank AG	Receive	3.30%	Republic of Brazil	14,265,942
80,000,000	USD	10/20/2013	Deutsche Bank AG	Receive	4.05%	Republic of Brazil	11,828,446
13,500,000,000	JPY	10/20/2013	Deutsche Bank AG	(Pay)	3.20%	Republic of Brazil	(13,559,788)
8,100,000,000	JPY	10/20/2013	Deutsche Bank AG	(Pay)	3.95%	Republic of Brazil	(10,957,026)
10,000,000	USD	12/20/2013	Deutsche Bank AG	Receive	10.50%	Republic of Ecuador	2,395,594
10,000,000	USD	12/24/2013	JP Morgan Chase Bank	Receive	3.80%	Republic of Turkey	1,060,202
10,000,000	USD	1/20/2014	Citigroup	Receive	4.94%	Republic of Colombia	1,974,953
5,000,000	USD	3/20/2014	JP Morgan Chase Bank	Receive	4.90%	Republic of Colombia	949,078
10,000,000	USD	5/14/2014	Deutsche Bank AG	Receive	6.64%	Republic of Turkey	2,444,627
5,000,000	USD	5/19/2014	Deutsche Bank AG	Receive	6.42%	Republic of Turkey	1,159,787
7,000,000	USD	5/20/2014	JP Morgan Chase Bank	Receive	6.25%	Republic of Turkey	1,558,721
10,000,000	USD	6/16/2014	Deutsche Bank AG	Receive	6.22%	Republic of Turkey	2,489,961
2,000,000	USD	8/24/2014	Deutsche Bank AG	(Pay)	4.25%	Lebanese Republic	72,390
600,000,000	EUR	3/20/2015	Deutsche Bank AG	(Pay)	3.72%	Bolivarian Republic of Venezuela	56,345,847
800,000,000	USD	3/20/2015	Deutsche Bank AG	Receive	3.80%	Bolivarian Republic of Venezuela	(51,344,038)
412,500,000	USD	4/20/2015	Deutsche Bank AG	Receive	4.40%	Bolivarian Republic of Venezuela	(16,134,543)
300,000,000	EUR	4/20/2015	Deutsche Bank AG	(Pay)	4.32%	Bolivarian Republic of Venezuela	17,168,398
10,000,000	USD	4/20/2015	JP Morgan Chase Bank	Receive	4.65%	Republic of Colombia	1,881,147
15,000,000	USD	5/20/2015	Deutsche Bank AG	Receive	3.85%	Republic of Turkey	1,416,813
56,950,000,000	COP	11/20/2015	Citigroup	Receive	1.81%	Republic of Colombia	881,876
15,000,000	USD	2/20/2016	Citigroup	(Pay)	2.16%	Republic of Colombia	(559,998)
56,700,000,000	COP	2/20/2016	Citigroup	Receive	1.46%	Republic of Colombia	477,445
25,000,000	USD	4/20/2016	Citigroup	(Pay)	1.90%	Republic of Colombia	(391,341)
114,800,000,000	COP	4/20/2016	Citigroup	Receive	1.33%	Republic of Colombia	419,489
22,000,000	USD	8/20/2016	JP Morgan Chase Bank	Receive	1.99%	Republic of Brazil	1,224,748
40,000,000	USD	8/20/2016	Lehman Brothers	Receive	1.98%	Republic of Brazil	2,212,426
20,000,000	USD	8/20/2016	Citigroup	(Pay)	2.15%	Republic of Colombia	(701,322)
97,680,000,000	COP	8/20/2016	Citigroup	Receive	1.51%	Republic of Colombia	918,167
20,000,000	USD	8/20/2016	Deutsche Bank AG	(Pay)	0.87%	United Mexican States	(61,099)
620,000,000	MXN	8/20/2016	Deutsche Bank AG	Receive	0.61%	United Mexican States	82,776
87,500,000	USD	2/20/2017	Deutsche Bank AG	Receive	2.43%	Bolivarian Republic of Venezuela	(14,426,685)

350,000,000	USD	2/20/2017	Deutsche Bank AG	(Pay)	7.66%	Bolivarian Republic of Venezuela	1,548,399
50,000,000	USD	3/20/2017	Lehman Brothers	Receive	1.41%	Republic of Brazil	578,601
2,500,000	USD	5/20/2017	Deutsche Bank AG	(Pay)	1.05%	Republic of Peru	74,785
32,000,000	PEN	5/20/2017	Deutsche Bank AG	Receive	0.79%	Republic of Peru	(223,401)
70,000,000	USD	7/20/2017	Lehman Brothers	Receive	3.15%	Bolivarian Republic of Venezuela	(8,634,101)
4,500,000	USD	7/20/2017	Bear Stearns	Receive	3.30%	Republic of Jamaica	(282,233)
15,000,000	USD	7/20/2017	Lehman Brothers	Receive	1.04%	Republic of Panama	(594,958)
70,000,000	USD	7/20/2017	Lehman Brothers	Receive	2.20%	Republic of Turkey	(987,590)
35,000,000	USD	7/20/2017	Lehman Brothers	Receive	2.26%	Republic of Turkey	(347,624)
35,000,000	USD	7/20/2017	UBS AG	Receive	2.26%	Republic of Turkey	(347,624)
8,000,000	USD	8/20/2017	JP Morgan Chase Bank	Receive	2.20%	Republic of Colombia	294,920
17,000,000	USD	9/20/2017	JP Morgan Chase Bank	Receive	1.74%	Republic of Philippines	(425,354)
30,000,000	USD	9/20/2017	JP Morgan Chase Bank	Receive	1.77%	Republic of Philippines	(694,720)
21,000,000	USD	10/20/2017	Deutsche Bank AG	Receive	1.78%	Vneshtorg Bank Bond & Loan	(715,240)
4,000,000	USD	11/20/2017	JP Morgan Chase Bank	Receive	4.85%	Bolivarian Republic of Venezuela	(137,789)
4,000,000	USD	11/20/2017	JP Morgan Chase Bank	Receive	4.90%	Bolivarian Republic of Venezuela	(126,012)
200,000,000	USD	11/20/2017	Lehman Brothers	Receive	0.62%	United States of Mexico	(4,296,915)
30,000,000	USD	8/15/2031	Goldman Sachs	(Pay)	1.84%	United Mexican States	(3,166,320)
20,000,000	USD	8/15/2031	Goldman Sachs	(Pay)	1.89%	United Mexican States	(2,240,239)

			Premiums to (Pay) Receive			$(3,239,820)	$12,055,010

Interest Rate Swaps

Notional		Expiration			Fixed		Market
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	Value
3,400,000,000	MXN	10/24/2008	JP Morgan Chase Bank	Receive	7.95%	28 day TIIE	$(63,496)
1,303,557	USD	12/1/2008	Citigroup	(Pay)	7.10%	6 month LIBOR	(26,813)
20,000,000	USD	1/4/2010	JP Morgan Chase Bank	(Pay)	5.11%	6 month LIBOR	(349,065)
20,000,000	USD	1/4/2010	JP Morgan Chase Bank	Receive	5.62%	Floating USD rate	15,848
90,000,000,000	KRW	5/29/2010	Merrill Lynch	(Pay)	4.79%	3 month KRW LIBOR	1,329,369
900,000,000	TWD	5/23/2011	JP Morgan Chase Bank	(Pay)	2.49%	90 Day TWD-BA-TELERATE	(55,786)
2,500,000,000	TWD	6/12/2011	JP Morgan Chase Bank	(Pay)	2.35%	90 Day TWD-BA-TELERATE	214,075
3,000,000,000	TWD	7/5/2011	JP Morgan Chase Bank	(Pay)	2.32%	90 Day TWD-BA-TELERATE	369,123
2,500,000,000	TWD	8/1/2011	JP Morgan Chase Bank	(Pay)	2.29%	90 Day TWD-BA-TELERATE	407,318
4,500,000,000	TWD	9/26/2011	JP Morgan Chase Bank	(Pay)	2.09%	90 Day TWD-BA-TELERATE	1,850,340
3,098,310	USD	12/1/2011	Citigroup	(Pay)	6.32%	6 month LIBOR	(264,516)
36,000,000,000	KRW	3/16/2014	Deutsche Bank AG	(Pay)	4.80%	Korean bond rate for 91 day certificates of deposit	172,421

36,000,000,000	KRW	3/16/2014	Deutsche Bank AG	(Pay)	5.03%	Korean bond rate for 91 day certificates of deposit	539,936
1,400,000,000	TWD	11/24/2016	JP Morgan Chase Bank	(Pay)	2.15%	90 Day TWD-BA-TELERATE	1,686,772
87,500,000	USD	2/14/2017	Deutsche Bank AG	Receive	5.31%	3 month LIBOR	4,909,793
20,000,000	SGD	10/25/2017	JP Morgan Chase Bank	(Pay)	3.20%	6 month SOR	178,584
20,000,000	SGD	10/30/2017	JP Morgan Chase Bank	(Pay)	3.20%	6 month SOR	169,212
25,000,000	USD	12/2/2023	JP Morgan Chase Bank	Receive	5.34%	3 month LIBOR	1,347,424
70,000,000	EUR	9/4/2026	JP Morgan Chase Bank	(Pay)	4.28%	6 month EUR LIBOR	6,952,176
100,000,000	USD	7/20/2027	JP Morgan Chase Bank	Receive	5.87%	3 month LIBOR	12,038,454

			Premiums to (Pay) Receive			$(2,957,120)	$31,421,169

Total Return Swaps

Notional		Expiration				Market
Amount		Date	Counterparty	Pay	Receive	Value
223,800,000	RUB	12/5/2007	JP Morgan Chase Bank	3 month LIBOR + 0.25%	Return on Russian Railways	$1,379,687
50,000,000	USD	1/7/2008	JP Morgan Chase Bank	3 month LIBOR - 0.50%	EMBI + Total Return	2,024,568
27,967,218	USD	12/19/2011	JP Morgan Chase Bank	CER Index + 3.59%	3 month LIBOR	(38,059)
45,335,905	USD	12/19/2011	JP Morgan Chase Bank	CER Index + 1.24%	3 month LIBOR	3,228,846
27,967,218	USD	12/19/2011	JP Morgan Chase Bank	3 month LIBOR + 0.35%	Return on Prestamos Garatizados	(1,871,693)
45,797,706	USD	12/19/2011	JP Morgan Chase Bank	3 month LIBOR + 0.35%	Return on Prestamos Garatizados	(7,607,650)
300,000,000	RUB	3/26/2017	Morgan Stanley	3 month LIBOR + 0.25%	Return on Sukhol	647,835
			Premiums to (Pay) Receive		$—	$(2,236,466)

Variance Swaps

Notional		Expiration				Market
Amount		Date	Counterparty	Pay	Receive	Value
210,000	USD	11/13/2008	JP Morgan Chase Bank	6.5 - realized variance if USD/PEN realized is greater than 6.5%	6.5 - realized variance if USD/PEN realized is less than 6.5%	(360,379)
105,000	USD	11/19/2008	JP Morgan Chase Bank	7.0 - realized variance if USD/PEN realized is greater than 7.0%	7.0 - realized variance if USD/PEN realized is less than 7.0%	(142,391)
105,000	USD	11/26/2008	JP Morgan Chase Bank	7.5 - realized variance if USD/PEN realized is greater than 7.5%	7.5 - realized variance if USD/PEN realized is less than 7.5%	(104,110)

			Premiums to (Pay) Receive		$—	$(606,880)

As of November 30, 2007, for the futures and/or swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
BPI - Indemnification payment bonds
CBO - Collateralized Bond Obligation
CDO - Collateralized Debt Obligation
DCB - Debt Conversion Bond
EMBI - Emerging Markets Bond Index
EMTN - Euromarket Medium Term Note
FLIRB - Front Loaded Interest Reduction Bond
GDP - Gross Domestic Product
GMTN - Global Medium Term Note
LIBOR - London Interbank Offered Rate
PDI - Past Due Interest
PIK - Payment In Kind
RMAC - Residential Mortgage Acceptance Corp.
SOR - Swap Offer Rate
TIIE - Interbank Equilibrium Interest Rate

Variable, step up and step down rates – The rates shown on variable, step up and step down rate notes are the current interest rates at November 30, 2007, which are subject to change based on the terms of the security, including varying reset dates.

VRRB - Variable Rate Reduction Bond
* Non-performing. Borrower not currently paying interest.
** Non-income producing security.
(a) Security is in default.
(b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(c) Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.
(d) All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements.
(e) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts.
(f) Past due maturity payment.
(g) Bankrupt issuer.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts.  A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The market value of a forward currency contract fluctuates with changes in forward currency exchange rates.  Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss.  Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss.  These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Schedule of Investments.  In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.

Futures contracts

The Fund may purchase and sell futures contracts.  Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no futures contracts outstanding at the end of the period.

Options

The Fund may write call and put options. Writing options increases the Fund’s exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option.  There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

For the period ended November 30, 2007, the Fund’s investment activity in written options contracts was as follows:

	Puts		Calls
	Principal Amount		Principal Amount
	of Contracts	Premiums	of Contracts	Premiums

Outstanding, beginning of period	$—	$—	$(115,000,000)	$(2,060,625)
Options written	—	—	(670,000,000)	(4,829,750)
Options exercised	—	—	380,000,000	3,454,750
Options expired	—	—	290,000,000	1,375,000
Options sold	—	—	—
Outstanding, end of period	$—	$—	$(115,000,000)	$(2,060,625)

The Fund may also purchase put and call options.  Purchasing options alters the Fund’s exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss.  The risk associated with purchasing put and call options is limited to the premium paid.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates.  The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.  A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders.  The agent administers the terms of the loan, as specified in the loan agreement.  When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower.  The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower.  As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.  Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and broker-dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price.  In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements.  Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold under the agreement may decline below the price at which the Fund is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day.

Currency Abbreviations:

ARS - Argentine Peso
BRL - Brazilian Real
CHF - Swiss Franc
COP - Colombia Pesos
CZK – Czech Koruna
DEM - German Mark
EUR – Euro
FIM - Finnish Markka
FRF - French Franc
GBP - British Pound
ITL - Italian Lira
JPY - Japanese Yen
KRW - South Korean Won
KZT – Kazakhstan Tenge
MXN - Mexican Peso
MYR - Malaysian Ringgit
PEN – Peruvian Sol RUB - Russian Ruble
SGD – Singapore Dollar
TRY - Turkish Lira
TWD - Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 84.9%

	Brazil — 7.2%
188,597,620	Aes Tiete SA	6,796,121
744,700	B2W Compania Global do Varejo	33,647,961
7,643,760	Banco do Brasil SA	135,589,651
1,946,500	Bolsa de Mercadorias e Futuros *	21,715,848
216,700	Bovespa Holding SA *	4,097,802
2,372,502	Companhia Saneamento Basico Sao Paulo	57,992,435
650,872	Companhia Siderurgica Nacional SA	49,558,782
4,652,800	Companhia Vale do Rio Doce	162,732,504
3,340,790	Companhia Vale do Rio Doce ADR (a)	115,524,518
1,747,230	Companhia Vale do Rio Doce Sponsored ADR	50,547,364
1,320,792	Electrobras (Centro)	18,419,033
507,900	Gafisa SA	9,476,909
606,900	Iguatemi Empresa de Shopping	9,005,154
315,800	OdontoPrev SA	8,772,712
1,989,250	Petroleo Brasileiro SA (Petrobras)	93,875,467
1,998,210	Petroleo Brasileiro SA (Petrobras) ADR	192,427,623
1,312,104	Souza Cruz SA (Registered)	37,108,090
261,000	Tele Norte Leste Participacoes SA	8,618,955
213,350	Unibanco-Uniao de Bancos Brasileiros SA GDR	31,942,762
512,700	Usinas Siderurgicas de Minas Gerais SA	27,741,340
	Total Brazil	1,075,591,031

	China — 11.6%
18,629,990	Advanced Semiconductor Manufacturing Co Class H *	937,966
840,000	Ajisen China Holdings Ltd *	1,310,801
55,470	Baidu.com Inc Sponsored ADR *	21,187,321
182,830,000	Bank of China Ltd Class H	95,851,345
5,797,000	Belle International Holdings Ltd	7,617,527
12,184,000	China Communication Services Corp Ltd Class H *	10,638,769
6,414,000	China Communications Construction Co Ltd Class H	18,756,251
31,717,000	China Construction Bank Class H	30,631,177
7,824,000	China Life Insurance Co Ltd Class H	42,905,862
20,481,000	China Merchants Bank Co Ltd Class H	95,445,072
5,014,000	China Merchants Holdings International Co Ltd	32,668,358
16,188,442	China Mobile Ltd	296,013,780
375,649	China Mobile Ltd ADR	34,431,987
149,563,351	China Petroleum & Chemical Corp Class H	227,806,078
6,871,400	China Resources Enterprise Ltd	29,041,427
6,652,000	China Shipping Development Co Ltd Class H	18,293,716
463,670	China Telecom Corp Ltd ADR (a)	37,445,989
19,820,700	China Telecom Corp Ltd Class H	15,950,089
14,248,000	China Ting Group Holding Ltd	3,654,436
58,314,000	China Travel International Investment Hong Kong Ltd	39,028,539
59,128,416	Denway Motors Ltd	38,850,641
2,025,000	Dongfang Electrical Machinery Co Ltd	17,380,183
12,250,686	Fountain Set Holdings Ltd	2,789,386
105,683	Global Sources Ltd *	3,215,934
5,887,284	GOME Electrical Appliances Holdings Ltd	12,189,992
20,836,700	Guangdong Investments Ltd	12,111,376
2,258,000	Hang Lung Group Ltd	13,000,143
23,118,000	Huaneng Power International Inc Class H	24,739,626
68,758,000	Industrial and Commercial Bank of China Ltd Class H	54,962,598
7,534,000	Jiangxi Copper Co Ltd Class H	20,033,544

571,700	New Oriental Education & Technology Group Inc Sponsored ADR *	45,776,019
4,516,100	Parkson Retail Group Ltd	48,043,295
6,356,172	Peace Mark Holdings Ltd	9,477,419
182,310	Perfect World Co Ltd ADR *	4,415,548
93,141,101	PetroChina Co Ltd Class H	179,019,638
14,720,000	PICC Property & Casualty Co Ltd Class H	22,938,278
33,832,789	Pico Far East Holdings Ltd	9,376,862
1,750,000	Ping An Insurance (Group) Co of China Ltd Class H	19,429,395
9,513,000	Shandong Weigao Group Medical Polymer Co Ltd Class H	22,802,512
12,984,344	Shanghai Industrial Holdings Ltd	63,227,457
2,522,000	Shanghai Jin Jiang International Hotels Co Ltd Class H	1,062,803
37,711,500	Sinofert Holdings Ltd	30,323,902
3,571,196	Weiqiao Textile Co Ltd Class H	5,258,306
3,396,000	Zhuzhou CSR Times Electric Co Ltd Class H	5,382,865
	Total China	1,725,424,212

	Hungary — 1.2%
64,560	Gedeon Richter Rt	14,361,789
670,160	MOL Magyar Olaj es Gazipari Nyrt (New Shares)	96,008,177
1,333,120	OTP Bank Nyrt	65,713,644
	Total Hungary	176,083,610

	India — 2.8%
51,800	BF Utilities Ltd *	2,664,530
243,900	Bombay Dyeing & Manufacturing Co Ltd	4,473,320
11,896,352	CBAY Systems Holdings Ltd * (d)	21,889,654
5,948,177	CBAY Systems Ltd * (b) (c)	59,482
21,797,849	Centurion Bank of Punjab Ltd *	23,709,679
431,067	Century Textiles & Industries Ltd	12,149,817
3,000	Cipla Ltd (Shares Under Objection) (b)	—
629,930	Crompton Greaves Ltd	6,749,487
488,639	Cummins India Ltd	5,231,978
176,150	Emco Ltd	5,982,867
928,261	Gammon India Ltd	13,226,427
200	HCL Infosystems Ltd (Shares Under Objection) (b)	—
129,853	HDFC Bank Ltd	5,659,274
1,499,020	Hindalco Industries Ltd	7,019,151
650,480	ICICI Bank Ltd	19,301,599
2,412,480	Industrial Development Bank of India Ltd	9,927,399
1,500	ITC Ltd (Shares Under Objection) (b)	—
2,377,791	IVRCL Infrastructures & Projects Ltd	27,973,912
691,108	Jaiprakash Associates Ltd	31,704,097
333,102	Jindal Steel & Power Ltd	114,057,694
194,927	JSW Steel Ltd	4,962,654
425,780	Lanco Infratech Ltd *	5,701,695
87	Mahindra Lifespace Developers Ltd	1,416
707,139	Reliance Capital Ltd	42,147,829
900	Reliance Energy Ltd (Shares Under Objection) (b)	—
182,788	Reliance Industries Ltd	13,214,239
7,133	Reliance Industries Ltd (Shares Under Objection) (b)	—
264,456	Rolta India Ltd	4,918,256
28,949	SAW Pipes Ltd	624,114
368,485	Shree Precoated Steels Ltd *	3,388,423
1,878,500	Sintex Industries Ltd	21,643,662
525,136	Tasc Pharmaceuticals Ltd *	2,269,397
47,020	Tata Power Co Ltd	1,398,755
592,429	United Phosphorus Ltd	5,133,786
67,166	Welspun India Ltd *	152,313
600	Wockhardt Ltd	5,873
	Total India	417,342,779

	Indonesia — 0.4%
76,399,000	Bumi Resources Tbk PT	46,291,985
59,543,100	Matahari Putra Prima Tbk PT	4,131,198
68,871,500	Truba Alam Manunggal Engineering Tbk PT *	10,489,503
	Total Indonesia	60,912,686

	Israel — 1.6%
12,882,410	Bank Hapoalim BM	65,078,695
8,661,990	Bank Leumi Le - Israel	40,501,132
590,610	Check Point Software Technologies Ltd *	13,477,720
2,900	Teva Pharmaceutical Industries Ltd	129,909
2,325,850	Teva Pharmaceutical Industries Ltd Sponsored ADR	103,802,686
21,060	The Israel Corp Ltd	21,463,173
	Total Israel	244,453,315

	Lebanon — 0.0%
8,700	Banque Libanaise pour le Commerce Sal * (b)	35,695

	Malaysia — 4.5%
21,435,200	Berjaya Sports Toto Berhad	31,832,658
7,946,930	Bumiputra-Commerce Holdings Berhad	25,326,721
24,903,200	Genting Berhad	58,790,649
4,600,100	Hong Leong Bank Berhad	8,554,313
4,812,640	IJM Corp Berhad	11,890,489
18,476,700	KNM Group Berhad	36,107,135
15,867,700	Malayan Banking Berhad	53,762,475
14,886,600	Public Bank Berhad	46,115,054
61,892,700	Resorts World Berhad	70,266,472
51,503,700	RHB Capital Berhad	88,922,527
8,783,700	Shangri-La Hotels Berhad	6,338,518
19,377,290	Sime Darby Berhad *	63,352,709
4,898,300	SP Setia Berhad	11,130,184
14,890,400	Sunway City Berhad *	21,841,909
5,817,700	Tanjong Plc	29,667,417
12,722,900	UEM World Berhad	14,240,799
13,810,500	UMW Holdings Berhad	61,701,677
9,222,266	WCT Engineering Berhad	21,791,355
	Total Malaysia	661,633,061

	Mexico — 1.0%
2,991,300	Alfa SA de CV Class A	19,471,217
94,864	Alsea SA	126,108
8,802,535	Cemex SA de CV CPO *	25,138,571
160,373	Cemex SA de CV CPO Sponsored ADR *	4,588,272
4,237,100	Corporacion GEO SA de CV Series B *	12,042,182
3,209,211	Grupo Cementos de Chihuahua SA de CV	17,064,794
4,963,100	Grupo Mexico SA Class B	34,763,313
1,071,990	Telefonos de Mexico SA de CV Sponsored ADR Class L	39,953,067
	Total Mexico	153,147,524

	Philippines — 2.3%
703,304	Ayala Corp	9,351,426
88,801,983	Ayala Land Inc	32,160,954
10,328,830	Bank of the Philippine Islands	15,234,801
707,472,942	Filinvest Land Inc *	24,827,297
4,914,000	First Gen Corp	6,568,872
8,100,223	First Philippine Holdings	12,288,119
884,619,787	Megaworld Corp	82,601,049
5,206,300	Paxys Inc *	839,215
1,078,146	Philippine Long Distance Telephone Co	78,163,415

85,180	Philippine Long Distance Telephone Co Sponsored ADR (a)	6,186,623
11,567,600	PNOC Energy Development Corp	1,869,746
135,579,810	Robinsons Land Corp	58,447,814
51,800,845	SM Prime Holdings Inc	14,252,953
	Total Philippines	342,792,284

	Poland — 1.0%
46,895	BRE Bank *	9,372,402
1,947,810	PKO Bank Polski SA	39,441,860
3,799,860	Polski Koncern Naftowy Orlen SA *	80,533,404
1,551,650	Telekomunikacja Polska SA	13,917,205
	Total Poland	143,264,871

	Russia — 4.7%
2,416,993	Gazprom Neft	11,601,566
403,900	Gazprom Neft Sponsored ADR (a)	10,820,481
72,500	JSC Mining & Smelting Co ADR	21,097,500
414,050	Lukoil Sponsored ADR (a)	35,401,275
551,830	Mobile Telesystems Sponsored ADR	50,050,981
4,806,900	OAO Gazprom Sponsored GDR	253,323,630
203,173	OAO Mechel ADR (a)	18,484,680
1,728,900	OAO Rosneft Oil Co GDR *	15,542,811
110,100	OAO Tatneft GDR (Registered Shares)	13,404,675
135,000	Russia Petroleum * (b)	1,282,500
50,500,820	Sberbank RF	213,618,469
122,789	Sistema Hals GDR 144A * (b)	1,086,683
743,500	Vimpel-Communications Sponsored ADR	24,981,600
291,170	Wimm-Bill-Dann Foods ADR	33,359,347
	Total Russia	704,056,198

	South Africa — 3.2%
1,246,475	Absa Group Ltd	23,363,411
774,500	AECI Ltd	9,358,248
3,453,930	African Bank Investments Ltd	17,769,696
1,890,214	Aveng Ltd	16,007,543
1,905,300	Barloworld Ltd	31,829,345
386,681	Discovery Holdings Ltd	1,584,170
718,600	Ellerine Holdings Ltd	8,570,232
6,888,500	FirstRand Ltd	21,695,789
1,418,690	Foschini Ltd	10,060,607
764,800	Imperial Holdings Ltd	11,589,861
909,100	JD Group Ltd	7,225,815
862,700	Massmart Holdings Ltd	9,254,660
855,500	Mittal Steel South Africa Ltd	17,415,478
1,871,200	MTN Group Ltd	37,823,675
3,881,980	Murray & Roberts Holdings Ltd	55,061,708
927,844	Pretoria Portland Cement Co Ltd	6,186,122
518,857	Remgro Ltd	15,681,559
1,136,700	Reunert Ltd	12,812,939
11,659,871	Sanlam Ltd	40,019,145
934,500	Sasol Ltd	47,247,455
1,917,800	Standard Bank Group Ltd	29,593,021
2,959,000	Steinhoff International Holdings Ltd	8,307,507
618,341	Telkom South Africa Ltd	13,275,731
774,848	Tiger Brands Ltd	20,627,490
	Total South Africa	472,361,207

	South Korea — 20.4%
4,403,499	Biomass Korea Co Ltd * (d)	4,932,197
184,289	Boryung Pharmaceutical Co Ltd (d)	9,194,459
144,098	Cheil Industries Inc	8,201,968

1,160,240	Daegu Bank	18,330,453
577,880	Daehan Pulp Co Ltd * (d)	3,852,560
462,850	Daelim Industrial Co Ltd	81,877,469
17,326	Daesun Shipbuilding *	3,053,590
2,576,970	Daewoo Engineering & Construction Co Ltd	70,033,632
543,910	Daewoo International Corp	22,411,010
297,520	Daewoo Securities Co Ltd	7,685,430
214,036	DC Chemical Co Ltd	65,173,662
249,420	Dongbu Insurance Co Ltd	12,705,245
244,540	Dongkuk Steel Mill Co Ltd	12,983,953
1,413,948	EnE System Inc * (d)	11,129,011
191,100	GS Holdings Corp	12,942,486
282,239	Hana Financial Group Inc	13,323,149
147,681	Hana Tour Service Inc	11,060,242
83,278	Hanil Cement Manufacturing	8,998,997
1,194,075	Hanjin Heavy Industries & Construction Co Ltd *	99,943,747
441,644	Hanjin Heavy Industries & Construction Holdings Co Ltd	20,291,746
648,610	Hanwha Chemical Corp	15,512,591
2,938,622	Hanwha Corp	223,807,642
122,291	Honam Petrochemical Co	16,079,653
993,160	Hynix Semiconductor Inc *	27,821,428
342,708	Hyundai Development Co	30,826,153
681,980	Hyundai Engineering & Construction *	57,625,196
160,240	Hyundai Heavy Industries	82,290,167
792,300	Hyundai Marine & Fire Insurance Co Ltd	17,733,122
35,611	Hyundai Mipo Dockyard Co Ltd	12,431,171
612,860	Hyundai Mobis	57,571,555
512,220	Hyundai Motor Co	38,680,476
622,705	Hyundai Securities Co	11,916,068
441,370	Hyundai Steel Co	37,367,345
131,410	Hyunjin Materials Co Ltd	6,452,365
2,224,600	Industrial Bank of Korea	38,895,423
169,736	JVM Co Ltd	10,008,386
115,400	KCC Corp	67,237,434
952,470	Kookmin Bank	68,888,135
40,200	Kookmin Bank ADR	2,914,500
1,713,330	Korea Exchange Bank	26,935,070
630,313	Korea Gas Corp	49,688,728
93,346	Korea Iron & Steel Co Ltd	8,002,614
11,353,300	Korea Real Estate *	17,195,873
534,254	Korean Air Lines Co Ltd	45,150,049
283,370	KT Corp	15,017,167
313,740	KT Corp ADR	8,226,263
2,089,550	KT&G Corp	174,651,371
566,000	KT&G Corp GDR 144A	23,489,000
161,840	LG Corp	13,834,499
168,550	LG Electronics Inc	17,598,430
1,920,960	LG Philips LCD Co Ltd *	108,558,659
542,448	Maeil Dairy Industry	13,425,868
193,100	MegaStudy Co Ltd	66,087,684
747,360	Nasan Co Ltd * (d)	17,448,902
468,942	NHN Corp *	133,164,521
244,540	Poongsan Corp	5,357,941
361,769	POSCO	230,036,793
76,000	POSCO ADR	11,998,120
794,190	Pumyang Construction Co Ltd (d)	12,923,482
138,620	Samsung Electro Mechanics Co Ltd	7,297,120
128,521	Samsung Electronics Co Ltd	78,896,069
137,286	Samsung Fire & Marine Insurance Co Ltd	34,205,720
1,921,620	Shinhan Financial Group Co Ltd	104,431,794
56,630	Shinsegae Co Ltd	44,835,126

420,182	SK Corp	98,607,737
1,028,328	SK Energy Co Ltd *	211,548,777
400	SK Telecom Co Ltd	107,727
616,500	SK Telecom Co Ltd ADR	19,524,555
68,740	SODIFF Advanced Materials Co Ltd	5,038,895
729,120	SSCP Co Ltd *	29,302,408
90,600	Sung Kwang Bend Co Ltd	2,873,937
492,492	Taewoong Co Ltd	58,815,967
403,710	Taihan Electric Wire Co Ltd	27,277,400
	Total South Korea	3,043,738,082

	Sri Lanka — 0.0%
417,000	Lanka Walltile Ltd	207,604

	Taiwan — 14.8%
2,422,250	Asustek Computer Inc	7,646,117
8,126,000	AU Optronics Corp	15,945,493
6,669,000	Capital Securities Corp	3,719,153
8,761,820	Cheng Loong Corp	2,991,843
64,847,000	China Bills Finance Corp *	15,318,501
79,820,840	China Development Financial Holding Corp	31,730,652
105,472,079	China Steel Corp	140,265,246
383,778	China Steel Corp Sponsored GDR	9,863,095
53,325,387	Chinatrust Financial Holding Co Ltd *	38,879,334
47,900,172	Chunghwa Telecom Co Ltd	95,655,732
931,955	Chunghwa Telecom Co Ltd ADR	18,573,863
24,812,548	Compal Electronics Inc	28,877,293
3,487,855	Delta Electronics Inc	12,037,446
2,487,596	DFI Inc	6,599,609
10,569,806	Dimerco Express Taiwan Corp (d)	11,404,363
13,398,720	D-Link Corp	24,578,897
10,861,040	Far Eastern Department Stores Ltd	13,056,140
28,986,295	Far Eastern International Bank *	9,998,933
37,331,162	Far Eastern Textile Co Ltd	45,351,541
14,903,000	Far Eastone Telecommunications Co Ltd	19,409,100
22,247,000	First Financial Holding Co Ltd	16,837,301
32,484,208	Formosa Chemicals & Fibre Co	83,199,123
7,351,044	Formosa Petrochemical Corp	20,960,228
28,226,107	Formosa Plastics Corp	77,118,200
5,959,250	Foxconn Technology Co Ltd	58,701,660
19,601,000	Fubon Financial Holding Co Ltd	17,222,719
6,859,000	Gloria Material Technology Corp	12,033,078
1,450,000	High Tech Computer Corp	27,119,787
40,483,526	Hon Hai Precision Industry Co Ltd	260,656,963
11,003,586	Innolux Display Corp	41,812,569
12,583,883	Les Enphants Co Ltd (d)	8,711,556
11,280,391	Lite-On Technology Corp	19,698,726
15,951,365	MediaTek Inc	209,939,335
59,839,000	Mega Financial Holdings Co Ltd	37,030,737
16,233,000	Mitac International Corp	18,240,061
42,360,405	Nan Ya Plastics Corp	110,736,049
6,531,000	Novatek Microelectronics Corp Ltd	26,020,272
7,690,199	Oriental Union Chemical	8,731,077
2,179,277	Powertech Technology Inc	7,564,757
34,856,450	Promos Technologies Inc	9,403,203
2,007,850	Richtek Technology Corp	19,177,140
23,543,903	Siliconware Precision Industries Co	43,079,606
82,437,125	Taishin Financial Holdings Co Ltd *	35,404,882
34,533,000	Taiwan Cellular Corp	46,964,645
48,046,350	Taiwan Cement Corp	70,750,194
85,080,965	Taiwan Semiconductor Manufacturing Co Ltd	161,312,318

5,237,438	Tsann Kuen Enterprises Co Ltd *	7,150,721
10,282,000	U-Ming Marine Transport Co	27,535,949
13,733,540	Unimicron Technology Corp	26,755,415
28,710,100	Uni-President Enterprises Corp	37,398,772
11,363,450	Walsin Lihwa Corp	4,987,210
11,414,873	Wan Hai Lines Ltd	10,029,110
45,912,020	Waterland Financial Holdings	14,198,828
12,343,000	Wintek Corp	16,510,628
25,600,717	Yieh Phui Enterprise	9,893,199
70,267,000	Yuanta Financial Holding Co Ltd *	47,112,344
	Total Taiwan	2,201,900,713

	Thailand — 5.5%
16,168,590	Advanced Info Service Pcl (Foreign Registered) (b)	44,278,124
6,200,100	Airports of Thailand Pcl (Foreign Registered) (b)	10,463,776
8,936,650	Bangkok Bank Pcl NVDR (b)	30,400,768
29,855,800	Bangkok Dusit Medical Service Pcl (Foreign Registered) (b)	30,126,860
2,719,500	Bank of Ayudhya Pcl (Foreign Registered) (b)	2,172,475
24,155,750	Bank of Ayudhya Pcl NVDR (b)	19,693,136
4,912,030	Banpu Pcl (Foreign Registered) (b)	65,745,120
222,910	Banpu Pcl NVDR (b)	2,877,929
29,897,820	BEC World Pcl (Foreign Registered) (b)	22,514,765
10,569,700	Central Pattana Pcl (Foreign Registered) (b)	7,564,467
24,827,480	Home Product Center Pcl (Foreign Registered) (b)	3,586,057
50,541,800	IRPC Pcl (Foreign Registered) (b)	9,157,775
73,429,740	Italian Thai Development Pcl (Foreign Registered) * (b)	17,814,458
5,902,740	Italian Thai Development Pcl NVDR * (b)	1,388,110
40,084,460	Kasikornbank Pcl NVDR (b)	102,026,571
40,040,000	Krung Thai Bank Pcl (Foreign Registered) (b)	12,386,345
44,782,430	Land & Houses Pcl NVDR (b)	9,824,813
17,191,500	Major Cineplex Group (Foreign Registered) (b)	8,656,623
19,741,270	PTT Pcl (Foreign Registered) (b)	223,028,904
39,197,720	Rayong Refinery Pcl (Foreign Registered) (b)	25,974,200
8,938,690	Robinson Department Store Pcl (Foreign Registered) (b)	2,884,254
3,499,793	Robinson Department Store Pcl NVDR (b)	1,129,281
13,251,400	Saha Pathana International Holding Pcl (Foreign Registered) (b)	7,818,825
5,224,278	Siam Cement Pcl (Foreign Registered) NVDR (b)	35,659,110
20,186,900	Siam Commercial Bank Pcl (Foreign Registered) (b)	51,367,676
3,108,050	Star Block Co Ltd (Foreign Registered) * (b) (d) (e)	918
22,739,320	Thai Oil Pcl (Foreign Registered) (b)	58,010,106
10,260,760	Thoresen Thai Agencies Pcl (Foreign Registered) (b)	15,639,978
	Total Thailand	822,191,424

	Turkey — 2.7%
5,400,050	Akbank TAS	38,779,979
8,484,150	Dogan Sirketler Grubu Holdings AS *	16,341,039
2,351,750	Enka Insaat ve Sanayi AS	37,707,087
3,875,650	Eregli Demir ve Celik Fabrikalari TAS	31,848,772
3,933,020	Haci Omer Sabanci Holding AS	21,726,820
42,150	Medya Holding AS * (b) (e)	356
2,071,170	Tupras-Turkiye Petrol Rafineriler AS	53,305,108
2,386,640	Turk Hava Yollari Anonim Ortakligi *	15,733,070
15,477,040	Turkiye Garanti Bankasi	134,802,599
5,564,120	Turkiye IS Bankasi Class C	35,639,987
3,844,230	Yapi Ve Kredi Bankasi AS *	14,182,561
	Total Turkey	400,067,378

	Vietnam –– 0.0%
42,000	Luks Group Vietnam Holdings Co Ltd	54,483

	TOTAL COMMON STOCKS (COST $8,688,700,602)	12,645,258,157

Shares	Description	Value ($)

	PREFERRED STOCKS — 12.6%

	Brazil — 11.2%
2,328,668	Banco Bradesco SA 0.31%	73,911,535
3,926,540	Banco Itau Holding Financeira SA 0.29%	108,419,551
1,440,800	Bradespar SA 0.24%	42,194,455
3,197,026	Companhia Energetica de Minas Gerais 1.86%	67,981,609
635,400	Companhia Paranaense de Energia Class B 2.09%	9,871,083
10,589,208	Companhia Vale do Rio Doce Class A 0.05%	308,042,169
697,600	Electrobras (Centro) SA Class B 5.94%	9,553,233
20,432,700	Geracao Tiete 9.51%	738,003
443,800	Gerdau Metalurgica SA 2.80%	17,274,705
5,091,431	Gerdau SA 2.21%	144,560,628
28,428,982	Itausa-Investimentos Itau SA 0.09%	206,156,505
4,457,352	Net Servicos de Comunicacoa SA *	66,137,984
9,536,752	Petroleo Brasileiro SA (Petrobras) 0.44%	382,491,476
1,025,400	Petroleo Brasileiro SA Sponsored ADR 0.41%	83,231,718
6,509,423	Sadia SA 2.35%	40,159,658
2,968,810	Tele Norte Leste Participacoes ADR 0.19%	62,107,505
227,800	Telecomunicacoes de Sao Paulo SA 12.94%	6,035,868
506,000	Telemar Norte Leste SA Class A *	18,685,335
10,816,332	Unipar Class B 0.58%	13,153,123
	Total Brazil	1,660,706,143

	Malaysia — 0.0%
15,370,443	WCT Engineering Series ICPS *	3,540,524

	South Korea — 1.4%
577,470	Hyundai Motor Co 3.00%	21,384,843
642,290	Hyundai Motor Co 3.18%	22,720,002
387,342	Samsung Electronics Co Ltd (Non Voting) 0.11%	170,028,354
	Total South Korea	214,133,199

	TOTAL PREFERRED STOCKS (COST $709,104,657)	1,878,379,866

Shares	Description	Value ($)

	PRIVATE EQUITY SECURITIES — 0.6%

	Poland — 0.6%
	CHP Investors (Multimedia) * (b) (c)	27,444,002
	MHP Investors (Tri Media Holdings Ltd) * (b) (c)	53,600,056
	Total Poland	81,044,058

	Russia — 0.0%
46,624	Divot Holdings NV, Convertible Securities-Class F * (b) (c) (e)	466
90,000	Divot Holdings NV, Private Equity Securities-Class D * (b) (c) (e)	900
124,330	Divot Holdings NV, Private Equity Securities-Class E * (b) (c) (e)	1,243
	Total Russia	2,609

	Sri Lanka — 0.0%
2,545,869	Millenium Information Technology * (b) (c) (d)	787,470

	TOTAL PRIVATE EQUITY SECURITIES (COST $3,925,626)	81,834,137

Shares	Description	Value ($)

	INVESTMENT FUNDS — 0.4%

	China — 0.1%
250,446	Martin Currie China A Share Fund Ltd * (b) (c)	11,817,787

	India — 0.1%
7,584	Fire Capital Mauritius Private Fund * (b) (c)	6,640,781
170	SPG Infinity Technology Fund I * (b) (c)	5,583
1,371,900	TDA India Technology Fund II LP * (b) (c)	2,017,928
100	UTI Masterplus 1991 Units (Shares Under Objection) * (b) (c)	—
	Total India	8,664,292

	Poland — 0.0%
1,749,150	The Emerging European Fund II LP * (b) (c)	693,223

	Russia — 0.2%
9,500,000	NCH Eagle Fund LP * (b) (c)	31,018,450
2,000	Steep Rock Russia Fund LP (b) (c)	2,184,532
	Total Russia	33,202,982

	Ukraine — 0.0%
16,667	Societe Generale Thalmann Ukraine Fund * (b) (c)	4,000

	TOTAL INVESTMENT FUNDS (COST $24,324,976)	54,382,284

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 0.1%

	United States — 0.1%
15,651,503	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (f)	16,177,300

	TOTAL DEBT OBLIGATIONS (COST $16,414,952)	16,177,300

Shares	Description	Value ($)

	RIGHTS AND WARRANTS — 0.1%

	India — 0.1%
126,997	Arvind Mills Ltd Warrants, 144A, Expires 12/06/07 (Goldman Sachs) * (b) (g)	238,770
32,542	Uniphos Enterprises Ltd Warrants, 144A, Expires 01/28/09 (Merrill Lynch) * (b) (g)	39,215
711,650	United Phosphorus Ltd Warrants, 144A, Expires 01/28/09 (Merrill Lynch) * (b) (g)	6,196,069
	Total India	6,474,054

	Malaysia — 0.0%
4,963,466	Sunway City Warrants, Expires 10/04/17 *	1,563,761

	Thailand — 0.0%
2,689,393	True Corp Pcl Warrants, Expires 04/03/08 * (b)	—

	TOTAL RIGHTS AND WARRANTS (COST $2,250,507)	8,037,815

Shares	Description	Value ($)

	MUTUAL FUNDS — 0.0%

	United States — 0.0%
	Affiliated Issuer
8,064	GMO Special Purpose Holding Fund (b) (e)	9,919

	TOTAL MUTUAL FUNDS (COST $0)	9,919

Par Value ($)	Description	Value ($)

	CONVERTIBLE SECURITIES — 0.0%

	India — 0.0%
3,380,000	Adani Enterprise, 6.00%, due 01/27/12	4,492,595

	Russia — 0.0%
56,000	Lukinter Finance BV, 3.50%, due 11/29/07	237,769

	TOTAL CONVERTIBLE SECURITIES (COST $4,208,240)	4,730,364

Shares/Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.1%
126,397,675	Bank of New York Institutional Cash Reserves Fund (h)	126,397,675
190,800,000	Societe Generale Time Deposit, 4.63%, due 12/03/07	190,800,000

	TOTAL SHORT-TERM INVESTMENTS (COST $317,197,675)	317,197,675

	TOTAL INVESTMENTS — 100.8%
	(Cost $9,766,127,235)	15,006,007,517

	Other Assets and Liabilities (net) — (0.8%)	(115,149,009)

	TOTAL NET ASSETS — 100.0%	$14,890,858,508

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$9,887,272,803	$5,299,095,568	$(180,360,854)	$5,118,734,714

Additional information on each restricted security is as follows:

			Value as a
			Percentage
	Acquisition	Acquisition	of Fund’s	Value as of
Issuer Description	Date	Cost	Net Assets	November 30, 2007
CBAY Systems Ltd	5/06/03-11/10/05	$—	0.00%	59,482
CHP Investors (Multimedia)	3/05/01	18,178,923	0.18%	27,444,002
Divot Holdings NV, Convertible Securities-Class F	3/27/02	46,624	0.00%	466
Divot Holdings NV, Private Equity Securities-Class D	6/26/00	1,502,100	0.00%	900
Divot Holdings NV, Private Equity Securities-Class E	9/21/01	124,330	0.00%	1,243
Fire Capital Mauritius Private Fund	9/06/06-4/04/07	7,622,761	0.04%	6,640,781
Martin Currie China A Share Fund Ltd	1/20/06	2,710,928	0.08%	11,817,787
MHP Investors (Tri Media Holdings Ltd)	5/01/05	27,983,521	0.36%	53,600,056
Millenium Information Technology	10/21/99	2,252,570	0.01%	787,470
NCH Eagle Fund LP	1/08/03	9,500,000	0.21%	31,018,450
Societe Generale Thalmann Ukraine Fund	7/15/97	199,943	0.00%	4,000
SPG Infinity Technology Fund I	12/23/99	62,449	0.00%	5,583
Steep Rock Russia Fund LP	12/22/06	2,000,000	0.01%	2,184,532
TDA India Technology Fund II LP	2/23/00 - 3/23/04	1,104,600	0.01%	2,017,928
The Emerging European Fund II LP	12/05/97 - 6/24/02	1,124,248	0.00%	693,223
UTI Masterplus 1991 Units (Shares Under Objection)	11/14/97	48	0.00%	—
				$136,275,903

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of this affiliated issuer during the period ended November 30, 2007 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Special Purpose Holding Fund	$11,371	$—	$—	$—	$52,305	$9,919
Totals	$11,371	$—	$—	$—	$52,305	$9,919

Investments in Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities.  A summary of the Fund’s transactions with companies which are or were affiliates during the period ended November 30, 2007 is set forth below:

	Value,
	beginning of		Sales	Dividend	Value, end
Affiliate	period	Purchases	Proceeds	Income	of period
Biomass Korea Co Ltd	$—	$7,053,102	$—	$—	$4,932,197
Boryung Pharmaceutical Co Ltd	7,071,014	—	—	—	9,194,459
CBAY Systems Holdings Ltd	16,259,042	—	—	—	21,889,654
Daehan Pulp Co Ltd	3,669,664	—	—	—	3,852,560
Dimerco Express Taiwan Corp	10,538,781	—	—	248,444	11,404,363
EnE System Inc	13,754,436	—	—	—	11,129,011
Kolon Construction*	29,034,912	—	31,811,704	—	—
Korea Real Estate*	14,787,117	—	—	—	17,195,873
Les Enphants Co Ltd	10,293,616	—	—	230,214	8,711,556
Megaworld Corp*	65,571,291	3,829,378	17,294,800	423,735	82,601,049
Mbiznetworks Global Co*	2,855,881	—	3,356,490	—	—
Millenium Information Technology	787,470	—	—	—	787,470
Nasan Co Ltd	14,147,918	—	—	—	17,448,902
Pumyang Construction Co Ltd	9,376,861	—	—	—	12,923,482
Robinsons Land Corp*	64,992,132	—	13,901,390	1,333,399	58,447,814
SSCP Co Ltd*	31,670,938	—	16,245,574	—	29,302,408
Star Block Co Ltd (Foreign Registed)	913	—	—	—	918
Yarnapund Pcl*	2,616,004	—	2,310,202	25,599	—
Totals	$297,427,990	$10,882,480	$84,920,160	$2,261,391	$289,821,716

* No longer an affiliate as of November 30, 2007.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

*                                         Non-income producing security.

(a)                                  All or a portion of this security is out on loan. As of November 30, 2007, the Fund had loaned securities valued by the Fund at $124,681,322, collateralized by cash in the amount of $126,397,675, which was invested in the Bank of New York Institutional Cash Reserves Fund.

(b)                                 Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(c)                                  Direct placement securities are restricted as to resale.

(d)                                 Affiliated issuer.

(e)                                  Bankrupt issuer.

(f)                                    Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(g)                                 Structured warrants with risks similar to equity swaps.

(h)                                 All or a portion of this security represents investment of security lending collateral.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of  November 30, 2007, 65.59% of the net assets of the Fund were valued using fair value prices based on models used by a third party vendor.

Options

The Fund may write call and put options. Writing options increases the Fund’s exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option.  There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  There were no open written option contracts at the end of the period.

For the period ended November 30, 2007, the Fund’s investment activity in written options contracts was as follows:

Principal Amount
	of Contracts	Premiums

Outstanding, beginning of period	$(23,523,993)	$(1,514,966)
Options written	—	—
Options exercised	—	—
Options expired	23,523,993	1,514,966
Options sold	—	—
Outstanding, end of period	$—	$—

The Fund may also purchase put and call options.  Purchasing options alters the Fund’s exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss.  The risk associated with purchasing put and call options is limited to the premium paid.  There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 88.6%

	Argentina — 0.5%
125,000	Tenaris SA ADR	5,897,500

	Brazil — 4.3%
322,400	Companhia Vale do Rio Doce	11,275,997
93,420	Companhia Vale do Rio Doce ADR	3,230,464
50,000	Gol-Linhas Aereas Intel	1,281,029
657,900	Petroleo Brasileiro SA (Petrobras)	31,047,214
10,890	Unibanco-Uniao de Bancos Brasileiros SA GDR	1,630,451
	Total Brazil	48,465,155

	Chile — 1.2%
43,235	Banco de Chile ADR	2,183,367
82,906	Banco Santander Chile SA ADR	3,987,779
82,300	Compania Cervecerias Unidas ADR	2,933,995
336,000	Lan Airlines SA	4,956,000
	Total Chile	14,061,141

	China — 15.6%
806,420	Angang Steel Co Ltd Class H	2,510,514
430,000	China Mengniu Dairy Co Ltd	1,550,556
1,334,171	China Merchants Holdings International Co Ltd	8,692,696
2,988,200	China Mobile Ltd	54,640,735
2,708,000	China Petroleum & Chemical Corp Class H	4,124,666
746,000	China Resources Enterprise Ltd	3,152,910
1,410,000	China Shenhua Energy Co Ltd Class H	8,377,964
1,516,000	China Shipping Container Lines Co Ltd Class H	1,377,961
1,022,000	China Shipping Development Co Ltd Class H	2,810,610
1,112,000	CITIC International Financial Holdings Ltd	719,991
4,196,000	CNOOC Ltd	7,738,560
1,606,000	Cosco Pacific Ltd	4,472,530
2,800,000	Datang International Power Generation Co Ltd	2,554,684
9,268,592	Denway Motors Ltd	6,089,978
2,778,000	Dongfeng Motor Group Co Ltd	2,155,265
404,000	Guangzhou R&F Properties Co Ltd Class H	1,740,506
3,644,000	Huaneng Power International Inc Class H	3,899,610
9,818,000	Industrial and Commercial Bank of China Ltd Class H	7,848,145
510,000	Jiangxi Copper Co Ltd Class H	1,356,133
4,694,000	Lenovo Group Ltd	4,197,739
108,000	Netease.Com Inc ADR * (a)	2,189,160
583,000	Nine Dragons Paper Holdings Ltd	1,456,439
9,570,842	PetroChina Co Ltd Class H	18,395,409
805,000	Ping An Insurance (Group) Co of China Ltd Class H	8,937,522
44,000	Sina.com *	2,115,960
56,000	Sohu.Com Inc *	3,213,280
80,200	Suntech Power Holdings Co Ltd ADR *	6,349,434
1,357,600	Yanzhou Coal Mining Co Ltd	2,798,268
1,670,000	Zhejiang Expressway Co Ltd Class H	2,398,458
	Total China	177,865,683

	Czech Republic — 0.2%
22,300	CEZ AS	1,654,414

	Hungary — 0.7%
171,040	OTP Bank Nyrt	8,431,095

	India — 7.9%
229,350	Bharti Airtel Ltd *	5,438,492
285,500	Cipla Ltd	1,325,377
105,000	GAIL India Ltd	1,138,590
10,400	GAIL India Ltd GDR	676,000
78,140	HDFC Bank Ltd	3,405,510
86,850	Hero Honda Motors Ltd	1,587,793
1,164,770	Hindustan Lever	6,092,795
180,670	Housing Development Finance Corp Ltd	12,635,763
99,700	ICICI Bank Ltd	2,958,384
569,010	Infosys Technologies Inc	23,111,727
911,100	ITC Ltd	4,356,173
133,200	Oil & Natural Gas Corp Ltd	3,930,728
61,500	Reliance Industries Ltd	4,446,001
474,400	Satyam Computer Services Ltd	5,263,768
389,660	Steel Authority of India Ltd	2,553,010
48,800	Suzlon Energy Ltd	2,339,621
185,180	Tata Consultancy Services Ltd	4,758,189
345,300	Wipro Ltd	4,026,995
	Total India	90,044,916

	Indonesia — 1.1%
829,585	Astra International Tbk PT	2,226,145
1,085,000	Gudang Garam Tbk PT	974,837
7,312,000	Telekomunikasi Indonesia Tbk PT	7,920,683
25,200	Telekomunikasi Indonesia Tbk PT ADR	1,091,916
	Total Indonesia	12,213,581

	Israel — 2.2%
190,100	Check Point Software Technologies Ltd *	4,338,082
56,900	Teva Pharmaceutical Industries Ltd	2,548,902
415,600	Teva Pharmaceutical Industries Ltd Sponsored ADR	18,548,228
	Total Israel	25,435,212

	Malaysia — 2.1%
103,000	British American Tobacco Berhad	1,232,311
205,600	Digi.com Berhad	1,576,786
1,915,000	Genting Berhad	4,520,868
1,942,750	IOI Corp. Berhad	3,920,954
1,272,400	Malayan Banking Berhad	4,311,108
917,400	MISC Berhad (Foreign Registered)	2,665,136
2,928,000	Resorts World Berhad	3,324,144
281,400	Tanjong Plc	1,435,002
1,750,985	YTL Power International Berhad	1,368,521
	Total Malaysia	24,354,830

	Mexico — 4.7%
106,600	America Movil SA de CV Class L ADR	6,572,956
1,005,705	America Movil SAB de CV Class L	3,093,413
1,138,413	Cemex SA de CV CPO *	3,251,118
392,500	Corporacion GEO SA de CV Series B *	1,115,517
924,000	Fomento Economico Mexicano SA de CV	2,981,875
1,157,000	Grupo Financiero Banorte SA de CV	5,017,291
487,400	Grupo Mexico SA Class B	3,413,923
356,000	Grupo Modelo SA de CV Class C	1,561,733
282,100	Grupo Televisa SA-Series CPO	1,364,011
372,900	Telefonos de Mexico SA de CV Sponsored ADR Class L	13,897,983
3,036,379	Wal-Mart de Mexico SA de CV Class V	10,979,123
	Total Mexico	53,248,943

	Philippines — 0.6%
79,500	Philippine Long Distance Telephone Co	5,763,590
838,301	San Miguel Corp Class B	996,115
	Total Philippines	6,759,705

	Poland — 1.8%
57,300	Bank Pekao SA	5,706,780
351,500	Powszechna Kasa Oszczednosci Bank Polski SA	7,117,642
27,460	Prokom Software SA	1,459,239
635,800	Telekomunikacja Polska SA	5,702,677
	Total Poland	19,986,338

	Russia — 10.7%
22,700	JSC Mining & Smelting Co ADR	6,605,700
461,503	Lukoil Sponsored ADR	39,458,506
262,330	Mobile Telesystems Sponsored ADR	23,793,331
260,650	OAO Gazprom Sponsored GDR	13,736,255
5,910,000	Sberbank RF	24,999,300
375,500	Vimpel-Communications Sponsored ADR	12,616,800
	Total Russia	121,209,892

	South Africa — 7.2%
197,300	Absa Group Ltd	3,698,109
289,000	African Bank Investments Ltd	1,486,840
18,000	Anglo American Platinum Corp	2,570,400
99,800	Barloworld Ltd	1,667,228
192,100	Bidvest Group Ltd	3,389,570
225,430	Discovery Holdings Ltd	923,551
4,015,904	FirstRand Ltd	12,648,357
445,600	Impala Platinum Holdings Ltd	15,476,012
116,367	Imperial Holdings Ltd	1,763,438
139,500	JD Group Ltd	1,108,790
238,600	MTN Group Ltd	4,822,963
58,500	Naspers Ltd Class N	1,547,326
185,179	Pretoria Portland Cement Co Ltd	1,234,626
114,700	Sasol Ltd	5,799,126
976,114	Standard Bank Group Ltd	15,062,135
754,500	Steinhoff International Holdings Ltd	2,118,288
82,200	Telkom South Africa Ltd	1,764,827
102,176	Tiger Brands Ltd	2,720,062
703,700	Woolworths Holdings	1,604,240
	Total South Africa	81,405,888

	South Korea — 16.2%
59,900	Doosan Infracore Co Ltd	2,127,624
83,700	Hana Financial Group Inc	3,951,075
54,300	Hynix Semiconductor Inc *	1,521,108
36,300	Hyundai Engineering & Construction *	3,067,237
74,800	Hyundai Mobis	7,026,649
84,830	Hyundai Motor Co	6,405,968
130,540	KIA Motors Corp *	1,443,776
28,490	Kookmin Bank	2,060,561
116,100	KT Corp ADR	3,044,142
84,700	KT Freetel Co Ltd	2,948,657
130,600	KT&G Corp	10,915,972
47,300	LG Chemicals Ltd	5,064,432
19,560	LG Electronics Inc	2,042,274
34,300	NCSoft Corp *	1,840,611
35,400	NHN Corp *	10,052,467

50,340	POSCO	32,009,520
90,753	Samsung Electronics Co Ltd	55,711,168
7,500	Samsung Fire & Marine Insurance Co Ltd	1,868,675
37,000	Samsung SDI Co Ltd	2,552,355
45,600	Samsung Techwin Co Ltd	2,287,973
82,460	Shinhan Financial Group Co Ltd	4,481,347
12,500	Shinsegae Co Ltd	9,896,505
6,800	SK Telecom Co Ltd	1,831,365
328,700	SK Telecom Co Ltd ADR	10,409,929
	Total South Korea	184,561,390

	Taiwan — 10.6%
1,181,711	Acer Inc	2,512,445
2,654,238	Asustek Computer Inc	8,378,415
1,516,000	Cathay Financial Holding Co Ltd	3,417,799
2,196,189	China Steel Corp	2,920,669
1,627,000	Chinatrust Financial Holding Co Ltd *	1,186,239
3,639,240	Chunghwa Telecom Co Ltd	7,267,493
6,171	Chunghwa Telecom Co Ltd ADR	122,988
2,088,500	Compal Electronics Inc	2,430,634
359,417	Delta Electronics Inc	1,240,436
1,657,167	Formosa Chemicals & Fibre Co	4,244,365
504,582	Formosa Petrochemical Corp	1,438,728
1,242,869	Formosa Plastics Corp	3,395,715
261,855	Foxconn Technology Co Ltd	2,579,406
148,200	High Tech Computer Corp	2,771,829
4,229,685	Hon Hai Precision Industry Co Ltd	27,233,222
814,578	Lite-On Technology Corp	1,422,482
922,593	MediaTek Inc	12,142,444
1,616,444	Nan Ya Plastics Corp	4,225,612
422,636	Novatek Microelectronics Corp Ltd	1,683,832
2,146,547	Quanta Computer Inc	3,245,004
14,061,625	Taiwan Semiconductor Manufacturing Co Ltd	26,660,644
	Total Taiwan	120,520,401

	Thailand — 0.9%
959,000	Advanced Info Service Pcl (Foreign Registered) (b)	2,626,248
290,400	PTT Exploration & Production Pcl (Foreign Registered) (b)	1,308,819
431,611	PTT Pcl (Foreign Registered) (b)	4,876,167
48,000	Siam Cement Pcl (Foreign Registered) (b)	336,178
149,000	Siam Cement Pcl (Foreign Registered) NVDR (b)	1,017,022
	Total Thailand	10,164,434

	Turkey — 0.1%
156,570	Akbank TAS	1,124,394

	TOTAL COMMON STOCKS (COST $621,030,649)	1,007,404,912

Shares	Description	Value ($)

	PREFERRED STOCKS — 8.9%

	Brazil — 8.6%
202,248	Banco Bradesco SA 0.31%	6,419,318
890,200	Banco Itau Holding Financeira SA 0.29%	24,580,186
699,248	Companhia Vale do Rio Doce Class A 0.05%	20,341,264
158,400	Gerdau SA 2.21%	4,497,440
746,708	Itausa-Investimentos Itau SA 0.09%	5,414,851

918,000	Petroleo Brasileiro SA (Petrobras) 0.44%	36,818,319
	Total Brazil	98,071,378

	South Korea — 0.3%
6,200	Samsung Electronics Co Ltd (Non Voting) 0.11%	2,721,563

	TOTAL PREFERRED STOCKS (COST $48,768,219)	100,792,941

Shares	Description	Value ($)

	RIGHTS AND WARRANTS — 0.0%

	Thailand — 0.0%
480,663	True Corp Pcl Warrants, Expires 04/03/08 * (b)	—

	TOTAL RIGHTS AND WARRANTS (COST $0)	—

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.5%
2,116,500	Bank of New York Institutional Cash Reserves Fund (c)	2,116,500
2,000,000	Branch Bank & Trust Time Deposit, 4.59%, due 12/03/07	2,000,000
2,000,000	HSBC Bank USA Time Deposit, 4.44%, due 12/03/07	2,000,000
16,600,000	Rabobank Time Deposit, 4.56%, due 12/03/07	16,600,000
2,000,000	Royal Bank of Canada Time Deposit, 4.65%, due 12/03/07	2,000,000
2,000,000	Societe Generale Time Deposit, 4.63%, due 12/03/07	2,000,000
2,000,000	Bank of Montreal Time Deposit, 4.59%, due 12/03/07	2,000,000

	TOTAL SHORT-TERM INVESTMENTS (COST $28,716,500)	28,716,500

	TOTAL INVESTMENTS — 100.0%
	(Cost $698,515,368)	1,136,914,353

	Other Assets and Liabilities (net) — 0.0%	295,320

	TOTAL NET ASSETS — 100.0%	$1,137,209,673

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$698,664,006	$446,296,227	$(8,045,880)	$438,250,347

Notes to Schedule of Investments:

ADR - American Depositary Receipt
CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
GDR - Global Depository Receipt
NVDR - Non-Voting Depository Receipt
* Non-income producing security.
(a)

All or a portion of this security is out on loan.   As of November 30, 2007, the Fund had loaned securities valued by the Fund at $2,067,540, collateralized by cash in the amount of $2,116,500, which was invested in the Bank of New York Institutional Cash Reserves Fund.

(b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(c) All or a portion of this security represents investment of security lending collateral.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2007, 64.60% of the net assets of the Fund were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.1%

	Argentina — 0.0%
48,000	Banco Patagonia SA * (a)	1,181,324

	Australia — 1.2%
1,317,100	Amcor Ltd	7,979,763
812,486	Coca Cola Amatil Ltd	7,191,758
3,959,600	Foster’s Group Ltd	22,086,901
1,276,239	Insurance Australia Group Ltd	5,046,299
166,788	National Australia Bank Ltd	5,658,941
483,857	Publishing & Broadcasting Ltd	8,909,971
276,200	Santos Ltd	3,502,290
11,231,604	SP AusNet	11,837,563
158,100	Suncorp-Metway Ltd	2,619,929
855,351	TABCORP Holdings Ltd	11,558,198
1,269,886	Telstra Corp Ltd	5,246,264
2,920,743	Telstra Corp-Installment Receipts	8,139,210
181,500	Westfarmers Ltd	6,990,402
563,627	Westpac Banking Corp	14,176,609
	Total Australia	120,944,098

	Austria — 0.5%
123,600	Erste Bank Der Oesterreichischen Sparkassen AG	8,980,384
29,330	Flughafen Wien AG	3,312,385
263,800	OMV AG	18,724,484
385,500	Telekom Austria AG	11,253,628
128,030	Wienerberger AG	7,235,026
	Total Austria	49,505,907

	Belgium — 1.3%
260,170	Belgacom SA (b)	13,572,375
22,166	CIE Francois d’ Enterprises	45,170,792
765,991	Fortis	20,455,664
734,028	Fortis Strip * (b)	10,738
67,475	Groupe Bruxelles Lambert SA	8,579,789
179,725	KBC Groep NV	25,019,269
54,437	Solvay SA	8,071,373
125,369	UCB SA	5,960,449
	Total Belgium	126,840,449

	Brazil — 1.1%
830,000	Banco ABC Brasil SA *	5,879,958
1,558,700	Banco Panamericano SA *	8,086,077
13,400	Brasil Brokers Participacoes SA *	7,848,497
517,600	Cia Providencia Industria e Comercio *	2,988,319
232,700	Cremer SA *	2,492,241
1,058,900	Datasul SA	12,108,802
306,800	M Dias Branco SA	4,081,653
781,700	Marisa SA *	4,674,415
96,800	MMX Mineracao e Metalicos SA *	42,927,428
316,100	Sul America SA *	4,926,554
961,200	Trisul SA *	6,139,198
	Total Brazil	102,153,142

	Canada — 0.0%
220,100	KAP Resources Ltd * (a) (c)	2,201

	Finland — 5.0%
1,026,100	Neste Oil Oyj	36,119,512
7,074,700	Nokia Oyj	278,895,487
2,270,038	Nokian Renkaat Oyj (b)	86,243,133
975,700	Poyry Oyj	25,085,133
250,700	SRV Group Plc *	2,043,192
1,114,700	Uponor Oyj (b)	26,619,717
1,034,592	YIT Oyj	24,229,616
	Total Finland	479,235,790

	France — 7.7%
58,760	Accor SA	4,963,878
256,771	Arcelor Mittal	18,862,018
781,740	Axa	31,857,532
123,105	BIC SA	9,189,674
491,008	BNP Paribas	55,345,418
35,210	Casino Guichard-Perrachon SA	3,866,788
167,096	Cie de Saint-Gobain	16,366,575
468,888	Credit Agricole SA	16,485,669
1,804,192	France Telecom SA	68,373,179
251,752	Groupe Danone	22,159,173
17,475	Guyenne et Gascogne SA	3,152,278
110,492	Imerys SA	9,345,496
73,278	Lafarge SA	11,612,437
148,066	Lagardere SCA	11,871,332
139,000	L’Oreal SA	19,321,468
102,100	M6-Metropole Television (b)	2,769,133
197,104	Michelin SA Class B	23,323,428
42,219	Pernod-Ricard	9,334,869
401,972	Peugeot SA	31,161,032
121,700	Publicis Groupe	4,419,850
54,000	Renault SA	7,832,781
543,133	Sanofi-Aventis	51,797,166
126,173	Schneider Electric SA	17,513,497
13,667	Sequana Capital	456,162
161,230	Societe Generale	24,835,021
1,471,526	Suez SA	97,915,252
137,852	Suez SA VVPR Strip *	2,017
71,140	Technip SA	5,800,132
124,414	Thales SA	7,427,706
1,421,500	Total SA	114,955,212
484,500	Vivendi Universal SA	22,217,668
130,031	Wendel Investissement (b)	20,359,091
	Total France	744,892,932

	Germany — 13.3%
1,141,380	Adidas AG (b)	75,572,825
501,376	Allianz SE (Registered)	103,601,662
110,200	Axel Springer AG	17,858,710
129,700	BASF AG	18,030,065
737,299	Bayer AG	60,945,488
422,800	Bayerische Motoren Werke AG	25,766,509
824,210	Commerzbank AG	32,486,192
216,820	Continental AG	28,275,591
711,981	DaimlerChrysler AG (Registered)	72,473,284
242,500	Deutsche Bank AG (Registered)	31,924,591
2,995,400	Deutsche Post AG (Registered)	101,726,105
6,845,838	Deutsche Telekom (Registered) (b)	151,566,803
178,910	E. ON AG	36,424,753

179,900	Fresenius Medical Care AG & Co	10,061,920
306,518	Heidelberger Druckmaschinen	9,705,793
502,591	Hypo Real Estate Holding AG (b)	26,703,667
599,000	Metro AG	54,752,979
55,600	MTU Aero Engines Holding	2,969,106
548,774	Muenchener Rueckversicherungs AG (Registered)	100,109,234
38,700	Puma AG Rudolf Dassler Sport	15,620,943
500,400	RWE AG	68,243,675
976,600	SAP AG	50,049,241
1,184,837	Siemens AG (Registered)	180,101,716
329,400	Tognum AG *	9,569,100
	Total Germany	1,284,539,952

	Greece — 0.3%
525,990	EFG Eurobank Ergasias	18,471,392
324,000	Greek Postal Savings Bank	5,978,272
	Total Greece	24,449,664

	Hong Kong — 3.7%
7,065,000	Hang Lung Properties Ltd	32,562,455
3,060,500	Hang Seng Bank Ltd	58,538,315
3,557,000	Hutchison Whampoa Ltd	42,402,399
11,685,000	MTR Corp Ltd	39,674,927
15,090,400	New World Development Co Ltd	58,008,289
10,609,000	Shun Tak Holdings Ltd	16,240,077
16,798,000	Sino Land	59,892,612
2,587,000	Sun Hung Kai Properties Ltd	53,810,178
	Total Hong Kong	361,129,252

	India — 0.1%
900,000	Satyam Computer Services Ltd	9,986,068

	Ireland — 0.8%
1,641,040	Allied Irish Banks Plc	36,733,060
1,630,249	Bank of Ireland	25,877,432
368,637	CRH Plc	13,918,298
8,800	DCC Plc	219,115
49,400	FBD Holdings Plc	1,465,030
235,500	Grafton Group Plc *	2,057,295
81,800	Irish Life & Permanent Plc	1,617,139
	Total Ireland	81,887,369

	Italy — 4.4%
827,100	Alleanza Assicurazioni SPA	10,912,802
787,744	Assicurazioni Generali SPA (b)	36,192,643
1,240,723	Banca Intesa SPA - Di RISP	9,356,377
1,187,324	Banca Monte dei Paschi di Siena SPA (b)	6,614,827
343,854	Buzzi Unicem SPA	9,529,713
4,700,335	Enel SPA	56,276,778
2,423,521	ENI SPA	86,746,441
1,086,410	Fiat SPA	29,844,114
590,720	Finmeccanica SPA	17,627,826
266,246	Grouppo Editoriale L’Espresso (b)	1,225,966
1,926,128	Intesa San Paolo	15,332,934
657,970	Italcementi SPA-Di RISP	9,886,438
147,700	Mediobanca SPA (b)	3,324,248
58,000	Pagnossin SPA * (a)	849
2,851,000	Pirelli & Co SPA *	3,394,671
1,086,400	Snam Rete Gas SPA	6,908,741
15,420,198	Telecom Italia SPA	49,018,405

15,823,176	Telecom Italia SPA-Di RISP	39,558,498
4,356,682	UniCredito Italiano SPA	37,023,651
	Total Italy	428,775,922

	Japan — 19.0%
921,000	Asahi Glass Co Ltd	12,886,548
830,800	Astellas Pharma Inc	37,066,629
1,196,100	Bridgestone Corp	22,951,912
1,493,700	Canon Inc	78,788,629
388,500	Chubu Electric Power Co Inc	10,780,270
805,800	Daiichi Sankyo Co Ltd	25,286,909
738,900	Daiwa House Industry Co Ltd	9,812,095
3,865,000	Daiwa Securities Group Inc	39,159,196
1,702,800	Denso Corp	69,985,929
6,217	East Japan Railway Co	51,461,036
320,000	Eisai Co Ltd	14,155,819
349,400	Fanuc Ltd	36,598,634
2,591,500	Haseko Corp *	5,173,120
2,687,500	Honda Motor Co Ltd	93,338,269
1,027,400	Hoya Corp (b)	36,059,818
153,600	Ito En Ltd (b)	3,637,066
4,820,000	Itochu Corp	51,315,069
2,772,000	J Front Retailing Co Ltd *	25,171,651
992,600	JFE Holdings Inc	54,735,346
799,300	JSR Corp	19,367,139
2,763	Jupiter Telecommunications Co Ltd *	2,240,377
663,000	Kao Corp	20,091,045
7,472	KDDI Corp	53,336,160
1,624,000	Komatsu Ltd	49,715,895
1,803,000	Kubota Corp	13,431,660
351,600	Kyushu Electric Power Co Inc	9,559,592
316,200	Lawson Inc	11,553,286
2,519,000	Marubeni Corp	19,371,735
3,508,000	Matsushita Electric Industrial Co Ltd	71,336,493
1,884,100	Mitsubishi Corp	54,708,965
8,727,000	Mitsubishi Electric Corp	100,890,859
1,436,000	Mitsui OSK Lines Ltd	21,644,168
184,200	Murata Manufacturing Co Ltd	10,789,404
319,400	Namco Bandai Holdings Inc	5,299,135
225,700	Nihon Kohden Corp	5,390,486
68,900	Nintendo Co Ltd	42,307,502
1,688	Nippon Commercial Investment Corp (REIT)	7,206,980
1,939,000	Nippon Mining Holdings Inc	14,382,356
5,121,000	Nippon Steel Corp	31,051,377
257,700	Nitto Denko Corp	13,383,497
825,900	Nomura Holdings Inc	14,908,668
369	Nomura Real Estate Office Fund (REIT)	3,833,274
128,630	ORIX Corp	26,581,188
626	Orix JREIT Inc	4,526,601
808,000	Ricoh Company Ltd	15,474,049
505,100	Seven & I Holdings Co Ltd	12,674,936
340,500	Shin-Etsu Chemical Co Ltd	20,295,270
1,102,300	Sony Corp	59,620,283
1,600	Sony Financial Holdings Inc *	6,047,788
3,913,000	Sumitomo Chemical Co Ltd	33,429,941
3,375,900	Sumitomo Electric Industries Ltd	52,574,373
1,709,000	Sumitomo Heavy Industries Ltd	18,537,408
3,060	Sumitomo Mitsui Financial Group Inc	26,337,582
998,000	Sumitomo Realty & Development Co Ltd	30,392,319
548,000	Takeda Pharmaceutical Co Ltd	35,167,555

4,665,000	Tokyo Gas Co Ltd	23,295,872
1,941,000	Tokyo Tatemono Co Ltd	22,979,431
1,375,000	Tokyu Land Corp	13,057,775
1,843,000	Toshiba Corp	15,100,731
2,274,600	Toyota Motor Corp	128,962,307
2,488	West Japan Railway Co	12,139,619
328,200	Yamaha Motor Co Ltd	8,980,551
	Total Japan	1,840,339,577

	Malaysia — 0.1%
3,805,500	IJM Corp Berhad	9,402,170

	Mexico — 0.1%
686,400	Megacable Holdings SAB de CV *	2,265,450
1,948,900	Urbi Desarrollos Urbanos SAB de CV *	6,610,983
	Total Mexico	8,876,433

	Netherlands — 4.9%
3,266,785	Aegon NV	58,321,795
447,702	Akzo Nobel NV	34,409,340
276,782	Fortis NV	7,379,189
133,232	Fugro NV	10,975,617
139,274	Hal Trust (Participating Units)	16,320,447
2,290,722	ING Groep NV	88,859,055
302,570	Koninklijke Ahold NV *	4,301,843
67,400	Koninklijke Bam Groep	1,608,449
3,029,200	Koninklijke KPN NV	55,695,062
148,310	Koninklijke Vopak NV	8,086,129
392,897	Koninklijke Wessanen NV	6,405,560
2,151,732	Philips Electronics NV	89,569,358
92,391	Philips Electronics NV ADR	3,844,390
1,495,300	Reed Elsevier NV	27,432,522
133,440	Royal Dutch Shell Group Class A (Amsterdam)	5,398,993
644,307	TNT NV	26,425,198
682,160	Unilever NV	24,163,251
78,987	Wereldhave NV	8,702,802
	Total Netherlands	477,899,000

	New Zealand — 0.0%
389,777	Air New Zealand	537,111
1,191,683	Telecom Corp of New Zealand	3,924,117
	Total New Zealand	4,461,228

	Norway — 1.2%
177,898	Ekornes ASA (b)	2,857,282
2,661,600	Prosafe ASA	45,571,803
1,804,600	Statoil ASA	58,465,429
430,500	Telenor ASA *	9,979,179
	Total Norway	116,873,693

	Philippines — 0.2%
38,000,000	Alliance Global Group Inc *	5,067,881
5,195,800	First Gen Corp	6,945,573
55,280,000	Vista Land & Lifescapes Inc *	6,332,484
	Total Philippines	18,345,938

	Singapore — 1.3%
2,997,380	DBS Group Holdings Ltd	41,699,807
2,224,000	Keppel Corp Ltd	20,711,768
9,244,000	People’s Food Holdings Ltd	7,395,838

1,357,600	Singapore Airlines Ltd	16,794,112
4,930,000	Singapore Technologies Engineering Ltd	12,918,439
8,496,710	Singapore Telecommunications	22,749,237
	Total Singapore	122,269,201

	South Korea — 0.7%
148,500	Hana Financial Group Inc	7,009,972
19,865	Hansol Paper Co *	389,459
77,400	Kookmin Bank	5,598,015
230,900	KT Corp ADR	6,054,198
4,706	Lotte Shopping Co Ltd	1,922,172
85,500	Samsung Card Co Ltd *	5,248,629
46,400	Samsung Electronics Co Ltd	28,483,887
124,010	Samsung SDI Co Ltd	8,554,528
66,500	Shinhan Financial Group Co Ltd	3,613,989
	Total South Korea	66,874,849

	Spain — 3.1%
120,040	ACS Actividades de Construccion y Servicios SA	7,726,248
199,703	Altadis SA	14,502,073
1,830,692	Banco Bilbao Vizcaya Argentaria SA	45,523,425
196,315	Banco Popular Espanol SA	3,470,427
2,206,032	Banco Santander Central Hispano SA	47,261,439
27,700	Cia de Distribucion Integral Logista SA	2,144,697
156,600	Gas Natural SDG SA	9,643,352
39,200	Grupo Ferrovial SA	3,353,059
2,041,772	Iberdrola SA	33,648,672
132,100	Inditex SA	9,183,723
635,000	Mapfre SA	2,897,932
94,750	Red Electrica de Espana	5,853,857
645,329	Repsol YPF SA	23,819,146
2,410,161	Telefonica SA	80,740,615
138,668	Union Fenosa SA	9,612,829
	Total Spain	299,381,494

	Sweden — 0.6%
712,440	Autoliv Inc SDR (b)	41,632,064
747,700	Svenska Cellulosa AB (SCA)	13,338,195
	Total Sweden	54,970,259

	Switzerland — 2.8%
43,170	Baloise Holding Ltd	4,172,584
1,620	Bank Sarasin & Cie AG Class B (Registered)	7,714,570
2,822	Banque Cantonale Vaudoise	1,326,252
2,666	Belimo Holding AG (Registered)	3,126,256
20,560	Bobst Group AG (Registered)	1,418,748
332,950	Credit Suisse Group	20,118,023
9,335	Energiedienst Holding AG (Registered) *	5,041,128
6,697	Forbo Holdings AG (Registered) *	4,028,089
32,820	Geberit AG (Registered)	4,511,567
131,305	Holcim Ltd	14,131,516
880	Jelmoli Holding AG (Bearer)	2,137,155
4,836	Jelmoli Holding AG (Registered)	2,284,509
126,910	Nestle SA (Registered)	61,018,996
187,884	Novartis AG (Registered)	10,655,232
585	SGS SA (Registered)	729,302
92,800	Swatch Group AG	26,042,603
19,900	Swiss Life Holding *	5,603,803
504	Swiss National Insurance Co (Registered)	349,748
464,667	Swiss Reinsurance Co (Registered)	34,479,067

14,100	Swisscom AG (Registered)	5,366,582
479,980	UBS AG (Registered) (b)	24,311,598
18,941	Valora Holding AG	4,821,662
90,104	Zurich Financial Services AG	26,260,047
	Total Switzerland	269,649,037

	Taiwan — 1.1%
5,119,608	Asustek Computer Inc	16,160,645
17,168,320	Chinatrust Financial Holding Co Ltd *	12,517,356
540,420	Chunghwa Telecom Co Ltd ADR	10,770,571
5,298,900	E.Sun Financial Holdings Co Ltd *	2,826,507
2,780,000	Far Eastone Telecommunications Co Ltd	3,620,566
564,000	Hon Hai Precision Industry Co Ltd	3,631,367
12,218	Lite-On Technology Corp	21,336
937,000	MediaTek Inc	12,332,058
1,483,000	Novatek Microelectronics Corp Ltd	5,908,446
2,116,800	Qisda Corp *	2,223,755
17,505,000	Sinopac Holdings Co	7,232,763
646,070	Standard Foods Corp	311,755
1,510,456	Taiwan Semiconductor Manufacturing Co Ltd ADR	14,983,724
29,143,890	United Microelectronics Corp	17,434,662
	Total Taiwan	109,975,511

	Thailand — 0.1%
62,918,000	Charoen Pokphand Foods Pcl (Foreign Registered) (a)	8,500,041

	United Kingdom — 21.5%
607,373	Anglo American Plc	40,925,333
450,945	Associated British Foods Plc	8,219,278
764,800	AstraZeneca Plc	36,269,451
3,292,275	Aviva Plc	46,126,575
7,010,910	BAE Systems Plc	66,277,213
4,971,604	Barclays Plc	57,464,163
845,236	BBA Aviation Plc	3,793,097
2,901,846	BG Group Plc	60,762,744
829,847	BHP Billiton Plc	27,412,992
803,363	Biffa Plc	5,332,466
14,889,940	BP Plc	180,566,225
540,000	British Energy Group Plc	5,792,506
779,676	British Sky Broadcasting Plc	10,020,914
8,058,501	BT Group Plc	47,469,121
438,739	Bunzl Plc	6,454,737
778,800	Cadbury Schweppes Plc	9,983,396
1,014,249	Cattle’s Plc	6,293,951
2,861,457	Centrica Plc	21,393,055
3,047,000	Cobham Plc	13,031,680
2,615,100	Compass Group Plc	17,131,848
2,055,910	Diageo Plc	46,398,252
1,764,352	DSG International Plc	4,085,462
108,534	Experian Group	948,123
149,235	Fiberweb Plc	120,424
831,981	Filtrona Plc	3,809,558
476,698	FKI Plc	757,672
3,359,499	GlaxoSmithKline Plc	88,762,663
1,216,971	Group 4 Securicor Plc	5,456,298
1,132,961	Hays Plc	2,963,045
3,112,496	HBOS Plc	51,029,950
6,294,908	HSBC Holdings Plc	107,628,365
1,015,670	ICAP Plc	14,397,977
1,098,820	Imperial Chemical Industries Plc	15,037,686

977,318	Imperial Tobacco Group Plc	50,535,101
121,632	InterContinental Hotels Group Plc	2,329,264
1,647,300	International Power Plc	15,809,380
900,900	Invesco Plc	11,642,124
1,519,000	ITV Plc	2,673,213
554,169	J Sainsbury Plc	5,007,864
343,370	Johnson Matthey Plc	12,176,803
403,803	Kesa Electricals Plc	1,960,882
920,418	Kingfisher Plc	2,881,575
973,158	Ladbrokes Plc	6,157,602
845,000	Lamprell Plc	6,258,912
113,500	Land Securities Group Plc	3,513,190
9,412,744	Legal & General Group Plc	25,091,363
3,394,020	Lloyds TSB Group Plc	34,562,269
49,738	Lonmin Plc	3,324,180
1,240,500	Misys Plc	5,120,326
333,472	Mitchells & Butler (Ordinary Shares)	3,953,015
66,744	Mondi Ltd	570,035
166,860	Mondi Plc	1,327,182
2,312,567	National Grid Plc	38,983,756
245,132	Next Plc	8,768,167
1,374,200	Northern Foods Plc	2,688,477
4,261,134	Old Mutual Plc	14,757,004
1,240,500	Pearson Plc	19,058,210
2,500,417	Prudential Plc	34,857,944
946,590	Reed Elsevier Plc	11,890,053
2,841,511	Rentokil Initial Plc	8,794,340
962,886	Resolution Plc	14,006,641
621,169	Reuters Group Plc	7,655,217
605,836	Rexam Plc	6,060,042
284,028	Rio Tinto Plc	32,987,552
22,207,880	Rolls Royce Group Plc Class B *	45,657
549,700	Rolls-Royce Group Plc *	5,968,772
1,526,308	Royal & Sun Alliance Insurance Group	4,654,815
9,738,014	Royal Bank of Scotland Group	91,947,613
1,799,400	Royal Dutch Shell Plc A Shares (London)	72,795,417
2,055,597	Royal Dutch Shell Plc B Shares (London)	82,633,815
1,273,000	Sage Group Plc	5,639,981
195,700	Schroders Plc	5,377,832
1,284,721	Scottish & Newcastle Plc	19,701,143
952,360	Scottish & Southern Energy Plc	31,125,054
563,626	Segro Plc	5,105,491
583,352	Serco Group Plc	5,702,016
535,575	Severn Trent (Ordinary Shares)	17,243,929
825,100	Shire Plc	19,580,657
607,432	Smith (David S.) Holdings Plc	2,621,522
758,400	South African Breweries Plc	21,565,688
290,270	Standard Chartered Plc	11,416,792
2,543,200	Standard Life Assurance Plc	13,707,729
2,443,177	Tesco Plc	24,069,367
684,305	Tomkins Plc	2,749,713
2,748,000	Torex Retail Plc * (a) (b)	56,496
205,564	Travis Perkins Plc	5,617,283
320,847	Trinity Mirror Plc	2,231,922
618,349	Unilever Plc	22,621,121
499,112	United Utilities Plc	7,691,315
35,445,092	Vodafone Group Inc	132,640,822
235,071	Whitbread Plc	6,952,840
275,000	William Hill Plc	2,926,481
1,201,036	William Morrison Supermarkets Plc	7,618,747

728,321	Wolseley Plc	10,386,104
2,266,250	Wood Group (John) Plc	19,125,482
789,400	WPP Group Plc	9,958,445
44,000	Xstrata Plc	3,089,883
219,900	Yell Group Plc	1,883,553
	Total United Kingdom	2,083,971,400

	TOTAL COMMON STOCKS (COST $6,374,194,152)	9,307,313,901

	PREFERRED STOCKS — 0.7%

	Brazil — 0.2%
1,518,000	Randon Participacoes SA 0.37%	16,283,338

	France — 0.0%
24,058	Casino Guichard-Perrachon SA 3.34% (b)	2,281,903

	Germany — 0.4%
381,370	Henkel KGaA 1.28%	21,097,664
138,306	Volkswagen AG 1.34%	20,997,472
	Total Germany	42,095,136

	Italy — 0.1%
199,733	Fiat SPA 2.15%	4,465,391
92,571	IFI Istituto Finanziario Industries *	3,286,103
	Total Italy	7,751,494

	TOTAL PREFERRED STOCKS (COST $28,482,461)	68,411,871

Shares/Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 3.1%
173,906,302	Bank of New York Institutional Cash Reserves Fund (d)	173,906,302
119,600,000	Bank of Montreal Time Deposit, 4.59%, due 12/03/07	119,600,000

	TOTAL SHORT-TERM INVESTMENTS (COST $293,506,302)	293,506,302

	TOTAL INVESTMENTS — 99.9% (Cost $6,696,182,915)	9,669,232,074

	Other Assets and Liabilities (net) — 0.1%	14,141,953

	TOTAL NET ASSETS — 100.0%	$9,683,374,027

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$6,767,093,824	$2,983,289,521	$(81,151,271)	$2,902,138,250

Notes to Schedule of Investments:

ADR - American Depositary Receipt
Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
REIT - Real Estate Investment Trust
SDR - Swedish Depository Receipt
* Non-income producing security.
(a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(b)

All or a portion of this security is out on loan. As of November 30, 2007, the Fund had loaned securities valued by the Fund at $163,748,876, collateralized by cash in the amount of $173,906,302, which was invested in the Bank of New York Institutional Cash Reserves Fund.

(c) Bankrupt issuer.
(d) All or a portion of this security represents investment of security lending collateral.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2007, 94.26% of the net assets of the Fund were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.7%

	Australia — 1.8%
1,161,674	Commander Communications Ltd (a)	329,735
421,897	Consolidated Rutile Ltd	193,677
915,663	Funtastic Ltd	552,158
1,728,322	Futuris Corp Ltd	3,245,363
671,851	Gunns Ltd	2,263,909
500,000	Macquarie Communications Group	2,371,214
500,000	Marquarie Airports	1,922,838
658,714	McGuigan Simeon Wines Ltd *	937,130
350,000	Metcash Ltd	1,355,445
850,000	PaperlinX Ltd	1,830,377
438,800	PMP Ltd *	708,979
239,716	Santos Ltd	3,039,663
1,500,000	SP AusNet	1,580,927
	Total Australia	20,331,415

	Austria — 0.7%
11,900	Agrana Beteiligungs AG	1,204,191
15,400	EVN AG	1,904,913
20,677	Flughafen Wien AG	2,335,158
35,000	Wienerberger AG	1,977,864
	Total Austria	7,422,126

	Belgium — 0.7%
102,000	AGFA-Gevaert NV	1,122,096
25,278	Bekaert NV	3,506,131
64,200	Fortis Strip *	939
26,964	Omega Pharma SA	1,877,617
5,006	Unibra SA	750,457
	Total Belgium	7,257,240

	Brazil — 3.1%
550,000	Banco Sofisa SA *	4,479,277
656,800	Cia Hering *	4,396,497
450,000	Helbor Empreendimentos SA *	2,710,995
758,500	Industrias Romi SA	9,304,075
586,000	JHSF Participacoes SA *	1,961,287
300,000	Porto Seguro SA	11,379,483
	Total Brazil	34,231,614

	Canada — 2.9%
1,152,300	Breakwater Resources Ltd *	2,062,720
299,300	CHC Helicopter Corp Class A	6,088,066
272,800	Flint Energy Services Ltd *	5,360,788
138,900	ING Canada Inc	5,827,146
90,600	KAP Resources Ltd * (b) (c)	906
333,500	Linamar Corp	6,620,306
316,200	RONA Inc *	5,540,101
949,300	Western Canadian Coal Corp *	645,556
	Total Canada	32,145,589

	China — 1.0%
5,000,000	Franshion Properties China Ltd *	3,204,490
6,987,000	New World Department Store China *	7,959,811
	Total China	11,164,301

	Egypt — 0.1%
31,578	Lecico Egypt SAE GDR	352,095
100,000	Lecico Egypt SAE GDR 144A	1,115,000
	Total Egypt	1,467,095

	Finland — 5.3%
112,500	Atria Group Plc	3,125,360
243,000	Hk-Ruokatalo Oyj Class A	5,444,790
50,000	KCI Konecranes Oyj	1,907,182
356,768	Marimekko Oyj	9,650,242
411,979	Nokian Renkaat Oyj (a)	15,651,879
224,200	Poyry Oyj	5,764,156
146,170	Ramirent Oyj	2,491,550
268,600	SRV Group Plc *	2,189,076
220,000	Tietoenator Oyj	4,717,470
207,800	Uponor Oyj (a)	4,962,391
117,750	YIT Oyj	2,757,645
	Total Finland	58,661,741

	France — 5.8%
3,700	Casino Guichard-Perrachon SA	406,337
23,271	Christian Dalloz	2,763,067
51,420	Clarins (a)	4,510,793
7,250	Damart SA	2,164,751
6,450	Damartex SA	245,583
77,200	Essilor International SA	4,840,089
43,962	Eurazeo	6,255,817
142,100	Fimatex * (a)	1,836,333
6,300	Gaumont SA (a)	568,360
48,200	GFI Industries SA (a)	4,777,823
9,000	Guyenne et Gascogne SA (a)	1,623,491
53,100	Klepierre	2,734,553
75,000	M6-Metropole Television	2,034,133
53,500	Michelin SA Class B	6,330,685
94,070	Natixis (a)	1,881,234
51,900	Peugeot SA	4,023,309
45,000	Publicis Groupe	1,634,291
1,351	SAGA *	193,692
20,350	Seb SA	3,647,928
12,881	Sequana Capital	429,928
21,000	Thales SA	1,253,732
45,472	Virbac SA	4,310,375
87,141	Zodiac SA	5,716,411
	Total France	64,182,715

	Germany — 11.1%
116,080	Aareal Bank AG	5,010,856
120,464	Adidas AG	7,976,138
94,828	AWD Holding AG	3,189,732
15,200	Axel Springer AG	2,463,270
55,800	Beiresdorf AG (Bearer)	4,490,406
226,955	Cat Oil AG * (a)	5,035,706
29,100	Celesio AG	1,678,697
113,700	Commerzbank AG	4,481,479
30,900	Continental AG	4,029,682
50,000	Demag Cranes AG	2,301,191
98,000	DIC Asset AG	2,973,891
162,216	Eurocastle Investment (a)	4,791,201
200,000	Francotyp-Postalia Holdings AG *	1,586,043
127,500	Gagfah SA (a)	2,107,932
80,000	Gerresheimer AG *	4,326,084

114,367	Grenkeleasing AG	3,943,438
60,000	Hamburger Hafen und Logistik AG *	5,292,953
60,000	Hannover Rueckversicherungs AG (Registered)	2,849,373
87,220	Heidelberger Druckmaschinen	2,761,793
69,357	Hypo Real Estate Holding AG	3,685,076
45,000	IVG Immobilien AG	1,785,740
75,090	Leonische Drahtwerke AG	4,031,415
64,500	Metro AG	5,895,772
69,780	MTU Aero Engines Holding	3,726,335
65,146	Nemetschek AG *	2,028,393
368,600	Patrizia Immobilien AG (a)	3,117,636
217,184	Praktiker Bau-Und Heim	6,629,327
137,142	Premiere AG * (a)	2,096,904
5,588	Puma AG Rudolf Dassler Sport	2,255,551
375,000	Symrise AG *	10,880,288
41,800	Tognum AG *	1,214,294
47,415	Versatel AG * (a)	1,501,041
100,000	Wacker Construction Equipment AG *	2,469,284
	Total Germany	122,606,921

	Greece — 0.1%
29,718	Folli-Follie Abee	1,195,149

	Hong Kong — 2.3%
3,953,579	Hong Kong & Shanghai Hotels	6,792,268
2,607,702	Industrial & Commercial Bank of China	6,144,215
9,972,000	TPV Technology Ltd	6,321,105
624,900	Wing Lung Bank	6,626,976
	Total Hong Kong	25,884,564

	India — 0.3%
300,000	Welspun Gujarat Stahl Ltd	3,173,067

	Ireland — 0.8%
66,346	Anglo Irish Bank Corp	1,154,258
507,600	Blackrock International *	252,110
67,019	CRH Plc	2,530,377
41,500	DCC Plc	1,033,325
55,000	FBD Holdings Plc	1,631,107
46,000	Grafton Group Plc *	401,850
379,440	IFG Group Plc	882,279
9,500	Irish Life & Permanent Plc	187,810
25,000	Kerry Group Plc	730,403
	Total Ireland	8,803,519

	Italy — 6.1%
355,000	Arnoldo Mondadori Editore SPA (a)	2,967,187
187,500	Banche Popolari Unite Scrl	5,342,136
107,000	Banco Popolare Scarl *	2,405,812
157,000	Brembo SPA (a)	2,476,398
179,200	Buzzi Unicem SPA	4,966,424
436,100	Campari	4,327,631
232,700	Finmeccanica SPA	6,944,060
307,716	Grouppo Editoriale L’Espresso (a)	1,416,920
1,228,700	IFIL SPA	12,691,437
300,300	Indesit Company SPA (a)	5,060,352
621,425	Intesa San Paolo	4,946,851
100,000	Italcementi SPA	2,074,010
100,000	Mediobanca SPA	2,250,675
30,000	Pagnossin SPA * (c)	439
600,000	Snam Rete Gas SPA	3,815,578

2,359,364	Telecom Italia SPA-Di RISP	5,898,493
	Total Italy	67,584,403

	Japan — 12.5%
284,500	Akebono Brake Industry Co (a)	2,040,420
500,000	Asics Corp	7,245,055
600,000	Capcom (a)	16,314,318
200,000	Daito Trust Construction Co Ltd	9,621,058
120,000	Diamond Lease Co Ltd	4,249,284
360,000	Hitachi High Technologies Corp	8,063,835
300,000	Izumi Co Ltd (a)	4,918,907
252,000	J Front Retailing Co Ltd *	2,288,332
600	Japan Retail Fund Investment Corp	3,961,316
520,000	Kaneka Corp	4,310,511
160,000	Keihin Corp	2,990,659
480,000	Keiyo Bank Ltd (The)	2,972,948
320,000	Lintec Corp (a)	5,112,999
90,000	Micronics Japan Co Ltd (a)	2,478,060
550,000	Nabtesco Corp	8,622,505
600,000	NHK Spring Co Ltd	6,070,350
85,000	Nippon System Development Co Ltd	1,229,626
130,000	Ohara Inc (a)	2,182,092
450,000	Sanwa Shutter Corp (a)	2,282,479
625,000	Shimadzu Corp	6,277,069
1,000,000	Showa Denko	3,457,488
130,000	Sumitomo Rubber Industries	1,282,986
20,100	Tachihi Enterprise Co Ltd	1,196,491
1,506,000	Tokyu Land Corp	14,301,825
325,000	Toyo Suisan Kaisha Ltd	6,099,788
1,254	USJ Co Ltd (a)	900,911
300,000	Yamaha Motor Co Ltd	8,208,913
	Total Japan	138,680,225

	Malaysia — 0.4%
3,000,000	E&O Property Development *	2,337,049
480,900	Eastern & Oriental Berhad	340,053
700,000	IJM Corp Berhad	1,729,475
	Total Malaysia	4,406,577

	Mexico — 0.7%
1,000,000	Controladora Comercial Mexicana SA de CV	2,746,734
784,300	Megacable Holdings SAB de CV *	2,588,568
1,700,000	Sare Holding SA de CV *	2,415,769
	Total Mexico	7,751,071

	Netherlands — 1.7%
288,097	Buhrmann NV (a)	2,545,646
173,345	CSM (a)	6,113,416
43,200	Fortis NV	1,151,740
131,100	Imtech NV	3,167,246
170,000	Koninklijke Wessanen NV	2,771,579
150,000	Reed Elsevier NV	2,751,875
	Total Netherlands	18,501,502

	New Zealand — 0.1%
485,400	Air New Zealand	668,879

	Norway — 1.5%
1,442,334	Ability Drilling ASA *	3,814,788
174,890	Ekornes ASA	2,808,969
567,385	Prosafe ASA	9,714,742
	Total Norway	16,338,499

	Philippines — 0.5%
17,000,000	Aboitiz Power Corp *	2,026,885
5,100,000	Alliance Global Group Inc *	680,163
37,838,000	Filinvest Land Inc *	1,327,846
1,147,500	First Gen Corp	1,533,940
	Total Philippines	5,568,834

	Singapore — 1.3%
17,296,000	Anwell Technologies Ltd *	840,911
375,000	ARA Asset Management Ltd *	310,773
575,000	Banyan Tree Holdings Inc	684,997
2,800,000	Chemoil Energy Ltd	1,323,280
1,557,000	Financial One Corp *	962,372
2,750,000	First Ship Lease Trust	2,355,100
6,278,000	Huan Hsin Holdings Ltd	2,341,243
2,962,000	LMA International NV *	844,006
1,097,000	People’s Food Holdings Ltd	877,676
2,000,000	Petra Foods Ltd	1,945,856
1,585,937	Unisteel Technology Ltd	1,884,176
	Total Singapore	14,370,390

	South Korea — 3.9%
38,980	Asia Cement Co Ltd	2,661,260
20,000	Cheil Industries Inc	1,138,388
640,000	Daishin Securities Co GDR *	4,160,000
52,040	Hana Financial Group Inc	2,456,559
378,290	Handsome Corp	5,004,346
835	KCC Engineering & Construction Co	63,453
144,000	Kooksoondang Co Ltd	780,108
81,100	Korea Electric Terminal Co	1,676,194
320,963	Kortek Corp	2,551,244
177,750	Kumho Tire Co Inc	2,635,062
15,000	Nong Shim Co Ltd	2,901,047
61,000	Pulmuone Co Ltd	3,615,067
134,800	Pusan Bank	2,113,368
78,000	Samsung Card Co Ltd *	4,788,223
39,800	Samsung SDI Co Ltd	2,745,506
43,900	Samsung SDI Co Ltd GDR 144A (c)	754,184
40,000	Samsung Techwin Co Ltd	2,006,994
25,000	Samwhan Corp	819,635
	Total South Korea	42,870,638

	Spain — 2.9%
32,000	ACS Actividades de Construccion y Servicios SA	2,059,646
63,690	Aguas de Barcelona SA Class A	2,567,967
14,400	Altadis SA	1,045,702
38,296	Cia de Distribucion Integral Logista SA	2,965,102
65,000	Corp Dermoestetica *	855,084
30,000	Fomento de Construcciones y Contratas SA	2,534,205
15,597	Gas Natural SDG SA	960,456
35,000	Generale de Alquiler *	1,255,872
15,000	Grupo Ferrovial SA	1,283,058
209,000	Mapfre SA	953,808
30,000	Red Electrica de Espana	1,853,464
45,000	Sogecable SA *	1,599,117
65,000	Tecnicas Reunidas SA	4,697,019
43,864	Union Fenosa SA	3,040,767
428,157	Uralita SA	4,194,314
	Total Spain	31,865,581

	Sweden — 0.4%
76,050	Autoliv Inc SDR	4,444,049

	Switzerland — 5.1%
2,131	Bank Sarasin & Cie AG Class B (Registered)	10,147,993
14,450	Bobst Group AG (Registered)	997,126
86,286	Charles Voegele Holding AG *	7,477,516
700	Eichhof Holding AG	1,249,357
2,389	Forbo Holdings AG (Registered) *	1,436,928
18,940	Geberit AG (Registered)	2,603,567
17,510	Helvetia Patria Holding (Registered)	5,890,339
1,000	Jelmoli Holding AG (Bearer) (a)	2,428,585
3,250	Jelmoli Holding AG (Registered)	1,535,288
200,309	Kardex AG *	11,491,729
552	SGS SA (Registered)	688,162
18,700	Swatch Group AG	5,247,809
17,908	Valiant Holding (Registered)	2,798,645
9,350	Valora Holding AG	2,380,156
	Total Switzerland	56,373,200

	Taiwan — 2.6%
160,000	104 Corp	560,793
1,550,000	Advanced Semiconductor Engineering Inc	1,586,490
4,319,000	Arima Computer Corp *	875,206
263,900	Catcher Technology Co	1,630,284
3,128,000	China Life Insurance Co Ltd *	1,836,389
2,040,150	China Motor Corp Ltd	1,589,214
1,000,000	Continental Engineering Corp	560,486
427,380	E.Sun Financial Holdings Co Ltd *	227,970
4,416,000	Gold Circuit Electronics Ltd	4,154,027
418,000	Kinsus Interconnect Technology Corp	1,500,399
102,000	Largan Precision Co Ltd	1,321,462
270,000	Novatek Microelectronics Corp Ltd	1,075,712
1,507,434	Phoenix Precision Technology Corp	1,672,115
1,641,000	Phoenixtec Power Co Ltd	1,539,571
1,785,300	Qisda Corp *	1,875,506
52,125	Sunplus Technology Co Ltd	80,408
2,417,940	Tsann Kuen Enterprises Co Ltd *	3,301,235
3,400,000	Yuanta Financial Holding Co Ltd *	2,279,619
1,319,356	Yulon Motor Co Ltd	1,341,317
	Total Taiwan	29,008,203

	Thailand — 0.3%
6,183,600	Asian Property Development Pcl (Foreign Registered) (c)	1,250,403
11,100,000	Home Product Center Pcl (Foreign Registered) (c)	1,603,273
	Total Thailand	2,853,676

	United Kingdom — 19.7%
145,000	Alliance & Leicester Plc	2,173,308
145,000	AMEC Plc	2,287,781
50,000	Aquarius Platinum Ltd	1,821,198
582,342	Balfour Beatty Plc	5,850,298
360,327	BBA Aviation Plc	1,617,010
353,633	Biffa Plc	2,347,302
687,250	Bodycote International Plc	3,501,350
533,333	Brit Insurance Holdings Plc	2,812,908
438,800	British Airways Plc *	3,075,538
105,000	British Energy Group Plc	1,126,321
339,100	Carphone Warehouse Group Plc (a)	2,549,777
573,403	Cattle’s Plc	3,558,269

269,000	Centrica Plc	2,011,119
144,888	Chemring Group	6,374,232
550,000	Cobham Plc	2,352,289
742,000	Compass Group Plc	4,860,935
106,951	Computacenter Plc	368,806
200,000	Davis Service Group (Ordinary)	2,173,374
1,500,000	Dawnay Day Treveria Plc	1,755,321
132,333	De La Rue Plc	2,372,121
3,300,000	Dimension Data Holdings Plc	4,171,092
11,400	Experian Group	99,587
106,250	Fiberweb Plc	85,737
95,200	Filtrona Plc	435,911
696,493	FKI Plc	1,107,017
307,600	Fyffes Plc (a)	411,057
703,000	Galliford Try Plc	1,829,024
50,000	Go-Ahead Group Plc	2,542,151
621,109	Group 4 Securicor Plc	2,784,746
171,747	Hays Plc	449,172
386,049	ICAP Plc	5,472,570
600,000	Inmarsat Plc	5,860,549
80,000	Intermediate Capital Group Plc	2,975,479
115,000	International Personal Finance	504,775
114,600	Interserve Plc	1,110,694
175,000	ITV Plc	307,974
225,000	JJB Sports Plc	641,734
115,000	Johnson Matthey Plc	4,078,203
104,929	Kazakhmys Plc	2,892,443
257,692	Kelda Group Plc	5,706,834
160,000	Kesa Electricals Plc	776,966
153,149	Kier Group Plc	5,045,962
166,000	Lamprell Plc	1,229,561
146,000	Misys Plc	602,634
252,652	Mitie Group Plc	1,429,672
207,142	N Brown Group	1,052,010
55,000	Next Plc	1,967,304
1,100,000	Northgate Info Solutions Plc	1,493,036
497,357	Pennon Group	6,905,870
196,076	Petrofac Ltd	2,024,069
305,555	Playtech Ltd	2,395,856
850,000	Premier Foods Plc	3,490,836
57,500	Provident Financial Plc	1,034,280
75,000	Punch Taverns Plc	1,265,905
600,000	Qinetiq Plc	2,241,342
506,254	Resolution Plc	7,364,234
375,736	Rexam Plc	3,758,403
750,000	RM Plc	3,082,771
1,091,496	Royal & Sun Alliance Insurance Group	3,328,759
1,000,000	Sage Group Plc	4,430,465
398,769	Segro Plc	3,612,167
417,109	Serco Group Plc	4,077,062
50,000	Severn Trent (Ordinary Shares)	1,609,852
144,000	Shire Plc	3,417,301
755,160	Smith (David S.) Holdings Plc	3,259,078
115,600	Smith News Plc	264,827
50,000	Smiths Group Plc	1,097,018
100,000	Smurfit Kappa Plc *	1,686,401
23,796	Soco International Plc *	1,137,143
145,000	Spice Plc	1,500,603
58,600	Tate & Lyle Plc	542,707
64,300	Tomkins Plc	258,374
700,000	Torex Retail Plc * (c)	14,391

307,600	Total Produce Plc	295,518
62,181	Travis Perkins Plc	1,699,170
220,000	Trinity Mirror Plc	1,530,396
1,080,000	TT Group Plc	2,880,267
155,700	Ultra Electronics Holdings	3,795,981
75,000	United Business Media Plc	984,720
91,179	Venture Production (Ordinary Shares)	1,490,716
100,000	VT Group Plc	1,324,349
195,600	WH Smith Plc	1,278,585
270,366	William Hill Plc	2,877,167
1,036,882	William Morrison Supermarkets Plc	6,577,440
137,800	Wolseley Plc	1,965,075
850,000	Wood Group (John) Plc	7,173,374
90,588	Xstrata Plc	6,361,507
275,000	Yell Group Plc	2,355,511
	Total United Kingdom	218,442,641

	TOTAL COMMON STOCKS (COST $755,620,281)	1,058,255,424

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.6%

	France — 0.1%
6,800	Casino Guichard-Perrachon SA 3.34% (a)	644,980

	Germany — 0.5%
37,400	Henkel KGaA 1.28%	2,068,995
50,000	ProSiebenSat.1 Media AG 5.17%	1,346,492
17,500	Volkswagen AG 1.34%	2,656,832
	Total Germany	6,072,319

	Italy — 0.0%
10,000	IFI Istituto Finanziario Industries *	354,982

	South Korea — 0.0%
5,600	Samsung SDI Co Ltd 1.83%	216,097

	TOTAL PREFERRED STOCKS (COST $4,214,220)	7,288,378

Shares	Description	Value ($)

	RIGHTS AND WARRANTS — 0.0%

	Hong Kong — 0.0%
286,111	Industrial & Commercial Bank of China Warrants, Expires 11/06/08 *	49,609

	TOTAL RIGHTS AND WARRANTS (COST $38,653)	49,609

Shares/Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 6.7%
62,807,797	Bank of New York Institutional Cash Reserves Fund (d)	62,807,797
11,000,000	Societe Generale Time Deposit, 4.63%, due 12/03/07	11,000,000

	TOTAL SHORT-TERM INVESTMENTS (COST $73,807,797)	73,807,797

	TOTAL INVESTMENTS — 103.0%
	(Cost $833,680,951)	1,139,401,208

	Other Assets and Liabilities (net) — (3.0%)	(33,454,422)

	TOTAL NET ASSETS — 100.0%	$1,105,946,786

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$848,465,893	$342,421,305	$(51,485,990)	$290,935,315

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
GDR - Global Depository Receipt
SDR - Swedish Depository Receipt
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of November 30, 2007, the Fund had loaned securities valued by the Fund at $54,582,131, collateralized by cash in the amount of $62,807,797, which was invested in the Bank of New York Institutional Cash Reserves Fund.

(b)	Bankrupt issuer.
(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(d)	All or a portion of this security represents investment of security lending collateral.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2007, 86.54% of the net assets of the Fund were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	AFFILIATED ISSUERS — 100.0%

	Mutual Funds — 100.0%
838,215	GMO Alpha Only Fund, Class IV	9,287,422
1,996,148	GMO Currency Hedged International Equity Fund, Class III	12,096,658
455,996	GMO Emerging Countries Fund, Class III	9,101,677
157,240	GMO Emerging Country Debt Fund, Class IV	1,704,487
1,479,049	GMO Emerging Markets Fund, Class VI	39,446,248
537,707	GMO Inflation Indexed Plus Bond Fund, Class VI	13,845,943
1,335,562	GMO International Growth Equity Fund, Class IV	46,798,096
1,186,019	GMO International Intrinsic Value Fund, Class IV	45,056,848
15,384	GMO Short-Duration Investment Fund, Class III	137,837
161,889	GMO Strategic Fixed Income Fund, Class VI	4,008,378
10,738,263	GMO U.S. Core Equity Fund, Class VI	151,731,656
1,116	GMO U.S. Growth Fund, Class III	20,077
2,207,717	GMO U.S. Quality Equity Fund, Class VI	50,115,166
2,701	GMO U.S. Value Fund, Class III	26,903
		383,377,396

	Private Investment Fund — 0.0%
175	GMO SPV I, LLC (a) (b)	47

	TOTAL AFFILIATED ISSUERS (COST $333,834,420)	383,377,443

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

25,785	Citigroup Global Markets Repurchase Agreement, dated 11/30/07, due 12/03/07, with a maturity value of $25,790 and an effective yield of 2.30%, collateralized by a U.S. Treasury Note with a rate of 2.63%, maturity date of 05/15/08 and a market value, including accrued interest, of $26,976.	25,785

	TOTAL SHORT-TERM INVESTMENTS (COST $25,785)	25,785

	TOTAL INVESTMENTS — 100.0%
	(Cost $333,860,205)	383,403,228

	Other Assets and Liabilities (net) — (0.0%)	(25,431)

	TOTAL NET ASSETS — 100.0%	$383,377,797

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$333,882,926	$52,646,008	$(3,125,706)	$49,520,302

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2007 is set forth below:

	Value,
	beginning of		Sales	Dividend	Distributions of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Alpha Only Fund, Class IV	$15,041,292	$—	$6,493,850	$—	$—	$9,287,422

GMO Currency Hedged International Equity Fund, Class III	13,289,885	3,054,603	2,066,603	—	3,054,603	12,096,658

GMO Emerging Countries Fund, Class III	6,461,494	953,151	—	16,114	937,037	9,101,677

GMO Emerging Country Debt Fund, Class IV	1,619,501	67,059	—	22,549	44,510	1,704,487

GMO Emerging Markets Fund, Class VI	41,750,149	3,306,161	16,455,194	153,357	3,152,805	39,446,248

GMO Inflation Indexed Plus Bond Fund, Class VI	4,216,442	10,602,612	1,179,087	77,292	31,471	13,845,943

GMO International Growth Equity Fund, Class IV	47,402,591	1,989,147	7,752,998	—	1,854,147	46,798,096

GMO International Intrinsic Value Fund, Class IV	47,550,628	1,294,934	7,273,052	—	1,159,408	45,056,848

GMO International Small Companies Fund, Class III	543,039	18,798	540,138	—	18,798	—

GMO Short-Duration Investment Fund, Class III	135,401	1,992	—	1,992	—	137,837

GMO SPV I, LLC	67	—	—	—	637	47

GMO Strategic Fixed Income Fund, Class VI	7,989,820	21,274	4,000,000	21,274	—	4,008,378

GMO U.S. Core Equity Fund, Class VI	135,437,254	24,192,817	1,251,666	1,978,369	6,964,450	151,731,656

GMO U.S. Growth Fund, Class III	43,339	320	25,000	215	104	20,077

GMO U.S. Quality Equity Fund, Class VI	32,542,645	16,030,385	—	524,947	311,302	50,115,166

GMO U.S. Value Fund, Class III	215,623	1,800	191,666	416	1,384	26,903

Totals	$354,239,170	$61,535,053	$47,229,254	$2,796,525	$17,530,656	$383,377,443

Notes to Schedule of Investments:

(a)                                  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(b)                                 Bankrupt issuer.

Portfolio valuation

Shares of the underlying funds and other mutual funds are valued at their net asset value.

Investments held by the underlying funds are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies or procedures are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.  Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2007, 33.81% of the net assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
41,965,216	GMO Alpha Only Fund, Class IV	464,974,588
5,786,916	GMO Core Plus Bond Fund, Class IV	57,116,861
2,937,678	GMO Domestic Bond Fund, Class VI	29,699,924
1,546,872	GMO Emerging Countries Fund, Class III	30,875,566
1,150,467	GMO Emerging Country Debt Fund, Class IV	12,471,066
14,832,799	GMO Emerging Markets Fund, Class VI	395,590,761
23,293,745	GMO Inflation Indexed Plus Bond Fund, Class VI	599,813,939
2,251,831	GMO International Bond Fund, Class III	22,000,387
12,037,983	GMO International Core Equity Fund, Class VI	524,013,391
8,409,349	GMO International Growth Equity Fund, Class IV	294,663,592
7,762,526	GMO International Intrinsic Value Fund, Class IV	294,898,346
396,473	GMO Short-Duration Investment Fund, Class III	3,552,396
9,656,463	GMO Special Situations Fund, Class VI	197,860,928
17,899,801	GMO Strategic Fixed Income Fund, Class VI	443,199,083
6,539,519	GMO U.S. Core Equity Fund, Class VI	92,403,407
18,579,318	GMO U.S. Quality Equity Fund, Class VI	421,750,525
27,193	GMO U.S. Value Fund, Class III	270,842
	TOTAL MUTUAL FUNDS (COST $3,610,062,529)	3,885,155,602

	TOTAL INVESTMENTS — 100.0% (Cost $3,610,062,529)	3,885,155,602

	Other Assets and Liabilities (net) — 0.0%	73,628

	TOTAL NET ASSETS — 100.0%	$3,885,229,230

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$3,617,127,919	$288,168,084	$(20,140,401)	$268,027,683

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2007 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Alpha Only Fund, Class IV	$380,002,186	$210,103,627	$148,361,750	$—	$—	$464,974,588

GMO Alternative Asset Opportunity Fund	62,157,956	81,595	60,714,048	—	—	—

GMO Core Plus Bond Fund, Class IV	333,599,965	28,459,566	292,232,096	9,892,377	—	57,116,861

GMO Domestic Bond Fund, Class VI	20,617,931	9,234,223	1,000,000	244,425	—	29,699,924

GMO Emerging Countries Fund, Class III	21,889,917	3,262,007	—	54,662	3,178,707	30,875,566

GMO Emerging Country Debt Fund, Class IV	11,833,586	506,269	—	164,984	325,661	12,471,066

GMO Emerging Markets Fund, Class VI	275,288,575	42,955,601	5,698,491	1,131,565	23,263,418	395,590,761

GMO Inflation Indexed Plus Bond Fund, Class VI	328,859,382	390,485,455	128,064,645	3,384,363	1,378,036	599,813,939

GMO International Bond Fund, Class III	21,923,157	3,072,646	3,159,600	743,674	—	22,000,387

GMO International Core Equity Fund, Class VI	—	501,659,200	6,115,518	—	7,199,200	524,013,391

GMO International Growth Equity Fund, Class IV	271,341,941	24,126,819	33,111,502	—	11,311,896	294,663,592

GMO International Intrinsic Value Fund, Class IV	271,767,810	20,939,179	18,766,337	—	7,103,253	294,898,346

GMO International Small Companies Fund, Class III	4,237,261	152,419	4,220,247	—	146,870	—

GMO Short-Duration Investment Fund, Class III	3,489,627	51,340	—	51,340	—	3,552,396

GMO Special Situations Fund, Class VI	—	193,000,000	—	—	—	197,860,928

GMO Strategic Fixed Income Fund, Class VI	307,603,773	328,335,675	188,023,941	2,087,859	—	443,199,083

GMO U.S. Core Equity Fund, Class VI	489,370,403	30,584,716	427,152,219	1,191,789	4,005,861	92,403,407

GMO U.S.Quality Equity Fund, Class VI	274,837,403	136,705,670	2,000,000	4,228,148	2,530,774	421,750,525

GMO U.S. Value Fund, Class III	377,075	12,451	100,000	3,019	8,935	270,842

Totals	$3,079,197,948	$1,923,728,458	$1,318,720,394	$23,178,205	$60,452,611	$3,885,155,602

Notes to Schedule of Investments:

Portfolio valuation

Shares of the underlying funds and other mutual funds are valued at their net asset value.

Investments held by the underlying funds are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies or procedures are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2007, 39.04% of the net assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Par Value		Description	Value ($)

		DEBT OBLIGATIONS — 4.9%

		Australia — 0.3%

		Asset-Backed Securities
USD	918,600	Medallion Trust, Series 03-1G, Class A, Variable Rate, 3 mo. LIBOR+ .19%, 5.43%, due 12/21/33	898,473

		Austria — 1.0%

		Corporate Debt
USD	2,500,000	Bank Austria Creditanstalt AG, 144A, 7.25%, due 02/15/17	2,929,300

		Canada — 0.7%

		Foreign Government Obligations
GBP	1,000,000	Province of Quebec, 8.63%, due 11/04/11	2,272,263

		United Kingdom — 0.2%

		Asset-Backed Securities
GBP	37,579	RMAC, Series 03-NS1X Class A2A, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .45%, 7.35%, due 06/12/35	77,181
GBP	220,584	RMAC, Series 03-NS2A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .40%, 7.30%, due 09/12/35	453,408
		Total United Kingdom	530,589

		United States — 2.7%

		U.S. Government
USD	3,813,480	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a) (b)	3,942,781
USD	1,239,090	U.S. Treasury Inflation Indexed Note, 4.25%, due 01/15/10 (a)	1,326,988
USD	3,000,000	U.S. Treasury Note, 2.63%, due 05/15/08	2,991,094
		Total United States	8,260,863

		TOTAL DEBT OBLIGATIONS (COST $13,649,405)	14,891,488

Principal Amount		Description	Value ($)

		OPTIONS PURCHASED — 0.0%

		Currency Options — 0.0%
JPY	1,410,000,000	JPY Put/USD Call, Expires 01/22/08, Strike 123.00	592

		TOTAL OPTIONS PURCHASED (COST $80,188)	592

Shares	Description	Value ($)

	MUTUAL FUNDS — 94.6%

	United States — 94.6%

	Affiliated Issuers
813,146	GMO Emerging Country Debt Fund, Class III	8,814,499
8,453,547	GMO Short-Duration Collateral Fund	217,509,758
45,838	GMO Special Purpose Holding Fund (c) (d)	56,381
2,368,197	GMO World Opportunity Overlay Fund	61,407,337
	Total United States	287,787,975

	TOTAL MUTUAL FUNDS (COST $287,211,080)	287,787,975

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
729,219	State Street Institutional Liquid Reserves Fund-Institutional Class	729,219

	TOTAL SHORT-TERM INVESTMENTS (COST $729,219)	729,219

	TOTAL INVESTMENTS — 99.7% (Cost $301,669,892)	303,409,274

	Other Assets and Liabilities (net) — 0.3%	985,815

	TOTAL NET ASSETS — 100.0%	$304,395,089

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$303,631,007	$473,090	$(694,823)	$(221,733)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2007 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Emerging Country Debt Fund, Class III	$6,061,685	$2,650,546	$—	$83,949	$166,597	$8,814,499

GMO Short-Duration Collateral Fund	124,359,943	114,990,942	21,400,000	990,942	—	217,509,758

GMO Special Purpose Holding Fund	64,632	—	—	—	297,305	56,381

GMO World Opportunity Overlay Fund	37,179,145	26,400,000	1,500,000	—	—	61,407,337

Totals	$167,665,405	$144,041,488	$22,900,000	$1,074,891	$463,902	$287,787,975

A summary of outstanding financial instruments at November 30, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

12/18/07	AUD	5,500,000	$4,854,717	$(169,533)
12/18/07	AUD	4,900,000	4,325,112	(155,350)
12/18/07	AUD	3,300,000	2,912,830	(19,038)
1/08/08	CAD	10,200,000	10,204,522	(97,292)
1/08/08	CAD	3,100,000	3,101,374	(8,609)
1/08/08	CAD	1,400,000	1,400,621	(1,834)
1/29/08	CHF	47,100,000	41,763,677	(269,628)
2/12/08	EUR	64,000,000	93,731,994	(985,846)
2/12/08	EUR	5,500,000	8,055,093	(72,532)
1/22/08	GBP	28,700,000	58,911,853	(669,864)
1/22/08	GBP	2,100,000	4,310,623	(65,945)
1/22/08	GBP	3,400,000	6,979,105	(145,427)
12/04/07	JPY	6,592,500,000	59,330,423	1,555,098
12/04/07	JPY	1,340,000,000	12,059,578	(43,675)
12/04/07	JPY	370,000,000	3,329,884	77,574
12/04/07	JPY	1,060,000,000	9,539,666	(102,728)
2/19/08	JPY	8,792,500,000	79,855,630	(1,127,065)
2/05/08	NZD	7,900,000	5,983,664	24,094
			$410,650,366	$(2,277,600)

Sales

12/18/07	AUD	15,800,000	$13,946,278	$284,686
12/18/07	AUD	2,900,000	2,559,760	21,820
1/08/08	CAD	5,400,000	5,402,394	182,234
1/08/08	CAD	4,900,000	4,902,172	181,448
1/08/08	CAD	3,500,000	3,501,552	78,535
1/29/08	CHF	4,900,000	4,344,841	25,866
1/29/08	CHF	9,500,000	8,423,672	86,687
1/22/08	GBP	10,000,000	20,526,778	89,990
1/22/08	GBP	4,500,000	9,237,050	21,130
1/22/08	GBP	7,400,000	15,189,816	77,346
12/04/07	JPY	30,000,000	269,991	(13,421)
12/04/07	JPY	8,862,500,000	79,759,708	1,053,833
12/04/07	JPY	470,000,000	4,229,852	(179,943)
			$172,293,864	$1,910,211

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)

12/11/07	EUR	15,000,000	NOK	115,470,000	$(1,132,233)
1/15/08	EUR	4,000,000	SEK	36,868,800	(82,363)
1/15/08	EUR	7,500,000	SEK	69,243,982	(136,422)
12/11/07	NOK	9,703,620	EUR	1,200,000	6,570
1/15/08	SEK	50,882,075	EUR	5,500,000	83,887
					$(1,260,561)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

97	Australian Government Bond 10 Yr.	December 2007	$8,563,370	$64,488
188	Australian Government Bond 3 Yr.	December 2007	16,408,997	5,968
20	Canadian Government Bond 10 Yr.	March 2008	2,302,515	5,497
242	Euro BOBL	December 2007	38,465,783	304,343
479	Euro Bund	December 2007	80,152,134	770,149
53	Japanese Government Bond 10 Yr. (TSE)	December 2007	65,361,022	394,134
57	U.S. Long Bond (CBT)	March 2008	6,679,688	(25,335)
49	U.S. Treasury Note 5 Yr. (CBT)	March 2008	5,395,359	1,745
				$1,520,989

Sales

37	U.S. Treasury Note 10 Yr.	March 2008	$4,188,515	$1,371
124	U.S. Treasury Note 2 Yr. (CBT)	March 2008	26,053,563	1,503
130	UK Gilt Long Bond	March 2008	29,279,100	(47,465)
				$(44,591)

Swap Agreements

Interest Rate Swaps

Notional		Expiration			Fixed		Market
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	Value
12,300,000	SEK	3/19/2013	Barclays Bank PLC	Receive	4.60%	3 month SEK STIBOR	$(5,042)
151,800,000	SEK	3/19/2013	Deutsche Bank AG	Receive	4.60%	3 month SEK STIBOR	(62,219)
61,300,000	SEK	3/19/2013	JP Morgan Chase Bank	Receive	4.60%	3 month SEK STIBOR	(25,126)
39,000,000	CHF	3/19/2013	JP Morgan Chase Bank	Receive	3.00%	6 month CHF LIBOR	149,855
3,100,000	AUD	12/17/2017	JP Morgan Chase Bank	Receive	6.56%	6 month AUD BBSW	(68,355)
3,000,000	EUR	3/21/2030	UBS Warburg	Receive	5.90%	3 Month Floating Rate EUR LIBOR	678,716
			Premiums to (Pay) Receive			$204,226	$667,829

Total Return Swaps

Notional		Expiration				Market
Amount		Date	Counterparty	Pay	Receive	Value
75,000,000	USD	9/24/2008	JP Morgan Chase Bank	3 month LIBOR	Return on JP Morgan Hedged Traded Total Return Government Bond Index	$1,476,415
			Premiums to (Pay) Receive		$—	$1,476,415

As of November 30, 2007, for the futures and/or swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

BBSW - Bank Bill Swap Reference Rate

LIBOR - London Interbank Offered Rate

RMAC - Residential Mortgage Acceptance Corp.

STIBOR - Stockholm Interbank Offered Rate

Variable rate - The rates shown on variable rate notes are the current interest rates at November 30, 2007, which are subject to change based on the terms of the security.

(a)   Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(b)   All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts.

(c)   Bankrupt issuer.

(d)   Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Schedule of Investments. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options

The Fund may write call and put options. Writing options increases the Fund’s exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing options alters the Fund’s exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.0%

	Australia — 2.3%
2,097	BHP Billiton Ltd	79,938
649	Commonwealth Bank of Australia	34,354
732	CSL Ltd	22,604
285	Macquarie Group Ltd	20,211
1,519	QBE Insurance Group Ltd	43,708
162	Rio Tinto Ltd	20,887
624	Toll Holdings Ltd	7,593
817	Westfield Group	14,808
855	Woodside Petroleum Ltd	36,783
692	Woolworths Ltd	20,743
	Total Australia	301,629

	Austria — 0.3%
194	Oesterreichische Elektrizitaetswirtschafts AG Class A	13,091
364	OMV AG	25,837
	Total Austria	38,928

	Belgium — 0.8%
58	Colruyt SA	12,812
1,201	Fortis	32,073
431	Inbev NV	37,762
473	UCB SA	22,488
	Total Belgium	105,135

	Canada — 2.1%
300	Bank of Nova Scotia	15,856
500	Canadian Natural Resources	32,462
200	Canadian Pacific Railway Ltd	13,329
700	EnCana Corp	45,432
500	Husky Energy Inc	19,836
200	Imperial Oil Ltd	9,630
400	Potash Corp of Saskatchewan Inc	47,522
500	Research In Motion Ltd *	56,918
400	Royal Bank of Canada	21,201
200	Toronto Dominion Bank	15,001
	Total Canada	277,187

	Denmark — 1.5%
3	AP Moller-Maersk A/S	35,623
49	Carlsberg A/S Class B	6,225
164	FLSmidth & Co A/S	16,537
800	Novo-Nordisk A/S	101,622
450	Vestas Wind Systems A/S *	42,498
	Total Denmark	202,505

	Finland — 2.2%
417	Metso Oyj	22,635
5,581	Nokia Oyj	220,012
204	Nokian Renkaat Oyj	7,750
404	Rautaruukki Oyj	18,972
686	Sampo Oyj Class A	20,111
	Total Finland	289,480

	France — 4.8%
812	Arcelor Mittal	59,648
433	BNP Paribas	48,807
1,539	Electricite de France	187,048
448	Peugeot SA	34,729
1,416	Sanofi-Aventis	135,040
2,037	Total SA	164,730
	Total France	630,002

	Germany — 6.0%
382	Allianz SE (Registered)	78,934
544	Altana AG	13,568
623	BASF AG	86,605
758	Bayer AG	62,657
121	Beiresdorf AG (Bearer)	9,737
833	DaimlerChrysler AG (Registered)	84,792
318	Deutsche Boerse AG	59,227
454	Deutsche Post AG (Registered)	15,418
290	E. ON AG	59,042
936	Infineon Technologies AG *	11,196
240	MAN AG	38,956
110	Merck KGaA	14,289
318	Metro AG	29,068
541	Siemens AG (Registered)	82,235
827	ThyssenKrupp AG	48,951
408	Volkswagen AG	97,868
	Total Germany	792,543

	Hong Kong — 2.8%
3,000	Bank of East Asia Ltd	18,341
1,000	BOC Hong Kong Holdings Ltd	2,630
1,000	Cheung Kong Holdings Ltd	18,987
6,000	CLP Holdings Ltd	40,876
3,000	Esprit Holdings Ltd	45,235
2,000	Hang Lung Properties Ltd	9,218
2,600	Hang Seng Bank Ltd	49,730
3,000	Hong Kong & China Gas	8,885
4,000	Hong Kong Electric Holdings Ltd	20,914
3,500	Hong Kong Exchanges and Clearing Ltd	106,943
2,000	Hutchison Whampoa Ltd	23,842
2,000	Li & Fung Ltd	8,004
3,000	New World Development Co Ltd	11,532
	Total Hong Kong	365,137

	Ireland — 0.7%
712	Allied Irish Banks Plc	15,937
1,042	Anglo Irish Bank Corp	18,128
2,297	Bank of Ireland	36,461
463	CRH Plc	17,481
	Total Ireland	88,007

	Italy — 1.3%
4,912	ENI SPA	175,818

	Japan — 8.2%
300	Astellas Pharma Inc	13,385
500	Canon Inc	26,374
300	Daito Trust Construction Co Ltd	14,432
3,000	Fuji Heavy Industries Ltd	14,973
2,800	Honda Motor Co Ltd	97,245
2,000	Itochu Corp	21,293

300	JFE Holdings Inc	16,543
1,300	Komatsu Ltd	39,797
6,000	Marubeni Corp	46,141
1,200	Mitsubishi Corp	34,845
1,000	Mitsubishi Estate Co Ltd	27,043
2,000	Mitsui & Co	46,167
1,000	Mitsui Fudosan Co Ltd	25,818
2,000	Mitsui OSK Lines Ltd	30,145
200	Nintendo Co Ltd	122,808
1,000	Nippon Mining Holdings Inc	7,417
4,000	Nippon Oil Corp	33,205
7,000	Nippon Steel Corp	42,445
2,000	Nippon Yusen Kabushiki Kaisha	17,450
4,600	Nissan Motor Co	52,743
3	NTT Data Corp	13,689
12	NTT Docomo Inc	19,205
6,000	Osaka Gas Co Ltd	23,840
1,100	Seven & I Holdings Co Ltd	27,603
500	Shin-Etsu Chemical Co Ltd	29,802
300	Sony Corp	16,226
1,400	Sumitomo Corp	21,113
3,000	Sumitomo Metal Industries Ltd	13,382
1,000	Sumitomo Metal Mining Co Ltd	20,862
1,300	Takeda Pharmaceutical Co Ltd	83,427
2,000	Tokyo Gas Co Ltd	9,988
1,000	TonenGeneral Sekiyu KK	10,454
2,000	Toshiba Corp	16,387
800	Toyota Motor Corp	45,357
	Total Japan	1,081,604

	Netherlands — 1.4%
881	Heineken NV	57,854
2,516	ING Groep NV	97,598
1,468	Koninklijke KPN NV	26,991
	Total Netherlands	182,443

	Norway — 1.7%
1,500	DnB NOR ASA	23,431
624	Norsk Hydro ASA	8,611
1,300	Orkla ASA	23,409
3,938	Statoil ASA	127,583
1,600	Telenor ASA *	37,089
	Total Norway	220,123

	Singapore — 4.2%
15,000	Capitaland Ltd	72,842
4,000	City Developments Ltd	39,700
1,000	DBS Group Holdings Ltd	13,912
6,000	Keppel Corp Ltd	55,877
11,000	Oversea-Chinese Banking Corp	64,845
3,800	Singapore Airlines Ltd	47,008
2,000	Singapore Exchange Ltd	19,521
17,000	Singapore Technologies Engineering Ltd	44,546
40,320	Singapore Telecommunications	107,953
7,000	United Overseas Bank Ltd	95,994
	Total Singapore	562,198

	Spain — 1.9%
91	Acciona SA	30,888
225	ACS Actividades de Construccion y Servicios SA	14,482

640	Banco Santander Central Hispano SA	13,711
359	Gas Natural SDG SA	22,107
505	Inditex SA	35,108
893	Repsol YPF SA	32,961
193	Sacyr Vallehermoso SA	8,540
2,849	Telefonica SA	95,442
	Total Spain	253,239

	Sweden — 2.5%
200	Alfa Laval AB	12,894
1,000	Atlas Copco AB Class B	13,696
1,100	Hennes & Mauritz AB Class B	68,689
1,300	Nordea AB	21,843
2,300	Sandvik AB	41,653
800	Scania AB Class B	20,002
800	Skandinaviska Enskilda Banken AB Class A	22,364
400	SSAB Svenskt Stal AB Series A	10,980
800	Svenska Cellulosa AB (SCA)	14,271
700	Swedbank AB	22,564
600	Tele2 AB Class B	13,694
3,500	TeliaSonera AB	33,446
2,500	Volvo AB Class B	42,589
	Total Sweden	338,685

	Switzerland — 2.4%
2,179	ABB Ltd	64,123
200	Alcon Inc	27,828
73	Nestle SA (Registered)	35,099
2,223	Novartis AG (Registered)	126,070
218	Zurich Financial Services AG	63,534
	Total Switzerland	316,654

	United Kingdom — 7.6%
1,231	AstraZeneca Plc	58,378
2,771	Barclays Plc	32,029
2,845	BG Group Plc	59,572
1,891	BHP Billiton Plc	62,467
6,817	Centrica Plc	50,966
2,220	GlaxoSmithKline Plc	58,656
2,796	HBOS Plc	45,841
1,838	HSBC Holdings Plc	31,426
1,182	Imperial Tobacco Group Plc	61,119
2,435	J Sainsbury Plc	22,004
1,289	Man Group Plc	14,747
1,414	National Grid Plc	23,836
666	Next Plc	23,822
4,074	Old Mutual Plc	14,109
378	Reckitt Benckiser Group Plc	22,436
1,111	Rio Tinto Plc	129,034
15,075	Royal Bank of Scotland Group	142,340
2,317	Royal Dutch Shell Group Class A (Amsterdam)	93,746
2,914	Tesco Plc	28,708
4,007	William Morrison Supermarkets Plc	25,418
	Total United Kingdom	1,000,654

	United States — 42.3%
500	3M Co.	41,630
400	Abercrombie & Fitch Co.-Class A	32,816
500	Accenture Ltd.	17,280
400	Adobe Systems, Inc. *	16,856

400	Aetna, Inc.	22,352
200	Air Products & Chemicals, Inc.	19,808
600	Allstate Corp. (The)	30,672
500	Amazon.com, Inc. *	45,280
300	AMBAC Financial Group, Inc.	8,169
400	American Express Co.	23,592
1,800	American International Group, Inc.	104,634
600	AmerisourceBergen Corp.	27,222
2,200	Amgen, Inc. *	121,550
700	Anadarko Petroleum Corp.	39,620
500	Apache Corp.	48,395
800	Apple, Inc. *	145,776
300	Autodesk, Inc. *	14,127
600	Avon Products, Inc.	24,630
500	Baxter International, Inc.	29,935
1,000	Bed Bath & Beyond, Inc. *	31,450
3,700	Boston Scientific Corp. *	46,731
200	Bunge Ltd.	22,468
1,100	Capital One Financial Corp.	58,641
200	Caterpillar, Inc.	14,380
600	Centex Corp.	12,516
1,300	Chesapeake Energy Corp.	49,205
1,700	Chevron Corp.	149,209
600	Chubb Corp.	32,730
2,300	Cisco Systems, Inc. *	64,446
400	Coach, Inc. *	14,856
600	Coca Cola Enterprises, Inc.	15,582
400	Cognizant Technologies Solutions Corp.-Class A *	12,440
3,342	ConocoPhillips	267,494
200	Constellation Energy Group, Inc.	20,042
600	Corning, Inc.	14,574
1,700	Countrywide Financial Corp.	18,394
300	CSX Corp.	12,600
1,000	D.R. Horton, Inc.	11,970
300	Danaher Corp.	26,046
300	Deere & Co.	51,540
2,000	Dell, Inc. *	49,080
1,400	eBay, Inc. *	46,942
1,400	EMC Corp. *	26,978
200	Energizer Holdings, Inc. *	22,726
200	Entergy Corp.	23,908
100	Everest Re Group Ltd.	10,493
400	Express Scripts, Inc. *	27,100
1,900	Exxon Mobil Corp.	169,404
1,400	Fannie Mae	53,788
786	Fidelity National Title Group, Inc.-Class A	12,277
300	Franklin Resources, Inc.	36,954
300	Freeport-McMoRan Copper & Gold, Inc.	29,679
1,400	Gap (The), Inc.	28,560
100	Garmin Ltd.	10,735
200	General Dynamics Corp.	17,756
700	Gilead Sciences, Inc. *	32,578
100	Goldman Sachs Group, Inc.	22,664
200	Google, Inc.-Class A *	138,600
800	Harley-Davidson, Inc.	38,416
2,400	Hewlett-Packard Co.	122,784
3,500	Home Depot, Inc.	99,960
300	Honeywell International, Inc.	16,986
400	Illinois Tool Works, Inc.	22,200
1,800	Intel Corp.	46,944

100	IntercontinentalExchange, Inc. *	16,696
1,300	International Business Machines Corp.	136,734
100	Jacobs Engineering Group, Inc. *	8,377
3,800	Johnson & Johnson	257,412
300	Johnson Controls, Inc.	11,586
1,300	JPMorgan Chase & Co.	59,306
300	KB Home	6,267
900	King Pharmaceuticals, Inc. *	9,531
600	Kroger Co.	17,250
400	Lehman Brothers Holdings, Inc.	25,052
500	Lennar Corp.-Class A	7,920
400	Lockheed Martin Corp.	44,268
3,500	Lowe’s Cos., Inc.	85,435
400	Marathon Oil Corp.	22,360
200	Mastercard, Inc.	40,130
1,500	McDonald’s Corp.	87,705
200	McKesson Corp.	13,346
400	Medco Health Solutions, Inc. *	39,996
700	Medtronic, Inc.	35,595
1,100	Merck & Co., Inc.	65,296
400	Merrill Lynch & Co., Inc.	23,976
500	MetLife, Inc.	32,795
700	MGIC Investment Corp.	16,464
300	MGM Mirage *	25,950
3,500	Microsoft Corp.	117,600
300	Mirant Corp. *	11,577
300	Molson Coors Brewing Co.-Class B	16,152
600	Monsanto Co.	59,622
800	Morgan Stanley	42,176
400	National Oilwell Varco, Inc. *	27,260
900	Nvidia Corp. *	28,386
1,100	Occidental Petroleum Corp.	76,747
5,000	Oracle Corp. *	100,900
600	Paccar, Inc.	30,366
300	Pepsi Bottling Group, Inc.	12,801
700	PepsiCo, Inc.	54,026
6,500	Pfizer, Inc.	154,440
800	PMI Group (The), Inc.	10,584
300	Praxair, Inc.	25,614
300	Precision Castparts Corp.	44,202
900	Procter & Gamble Co. (The)	66,600
400	Prudential Financial, Inc.	37,656
900	Pulte Homes, Inc.	9,198
900	Qualcomm, Inc.	36,702
1,000	Schering-Plough Corp.	31,300
900	Schlumberger Ltd.	84,105
300	Southern Copper Corp.	33,195
300	SPX Corp.	30,528
600	Stryker Corp.	43,578
500	Supervalu, Inc.	20,935
1,900	Symantec Corp. *	33,820
800	Texas Instruments, Inc.	25,256
400	Thermo Fisher Scientific, Inc. *	23,056
700	Toll Brothers, Inc. *	14,469
70	Transocean, Inc.	9,605
800	Tyson Foods, Inc.-Class A	11,928
100	Union Pacific Corp.	12,614
100	United States Steel Corp.	9,770
600	United Technologies Corp.	44,862
900	UnitedHealth Group, Inc.	49,500

400	Valero Energy Corp.	26,028
800	Walgreen Co.	29,272
1,100	Wal-Mart Stores, Inc.	52,690
800	Walt Disney Co. (The)	26,520
400	Waste Management, Inc.	13,728
300	Wyeth	14,730
500	Zimmer Holdings, Inc. *	32,365
	Total United States	5,595,080

	TOTAL COMMON STOCKS (COST $11,032,977)	12,817,051

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.7%

	Germany — 0.7%
13	Porsche AG (Non Voting) 0.46%	28,878
446	Volkswagen AG 1.34%	67,711
	Total Germany	96,589

	TOTAL PREFERRED STOCKS (COST $27,890)	96,589

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.5%
200,000	Royal Bank of Canada Time Deposit, 4.65%, due 12/03/07	200,000

	TOTAL SHORT-TERM INVESTMENTS (COST $200,000)	200,000

	TOTAL INVESTMENTS — 99.2% (Cost $11,260,867)	13,113,640

	Other Assets and Liabilities (net) — 0.8%	100,458

	TOTAL NET ASSETS — 100.0%	$13,214,098

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$11,319,508	$2,333,016	$(538,884)	$1,794,132

A summary of outstanding financial instruments at November 30, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

2/22/08	CAD	475,963	$476,174	$(10,061)
2/22/08	CHF	577,295	512,669	(4,324)
2/22/08	JPY	121,514,054	1,104,135	(6,566)
2/22/08	NZD	89,533	67,677	520
2/22/08	SEK	1,258,584	197,185	(2,059)
2/22/08	SGD	328,899	228,458	538
			$2,586,298	$(21,952)

Sales

2/22/08	AUD	70,000	$61,553	$2,796
2/22/08	AUD	228,190	200,653	1,596
2/22/08	DKK	842,842	165,548	41
2/22/08	EUR	733,698	1,074,601	296
2/22/08	GBP	37,000	75,861	1,098
2/22/08	GBP	195,386	400,598	(1,688)
2/22/08	HKD	1,082,641	139,455	60
2/22/08	JPY	5,376,000	48,849	(1,372)
2/22/08	NOK	865,420	155,827	2,458
			$2,322,945	$5,285

Notes to Schedule of Investments:

*              Non-income producing security.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.  As of November 30, 2007, 52.92% of the net assets of the Fund were valued using fair value prices based on models used by a third party vendor.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts.  A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The market value of a forward currency contract fluctuates with changes in forward currency exchange rates.  Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss.  Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss.  These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Schedule of Investments.  In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.

Futures contracts

The Fund may purchase and sell futures contracts.  Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded.  There were no futures contracts outstanding at the end of the period.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Par Value ($)		Description	Value ($)

		DEBT OBLIGATIONS — 6.5%

		Corporate Debt — 0.4%
13,850,000		JP Morgan & Co. Series MTN, Variable Rate, CPI + 4.00%, (10.48%), due 02/15/12	15,388,735

		U.S. Government — 6.1%
5,326,104		U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29 (a)	7,176,925
18,690,893		U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/25 (a) (b)	19,932,085
7,352,450		U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26 (a) (c)	7,444,356
20,547,000		U.S. Treasury Inflation Indexed Note, 2.00%, due 04/15/12 (a) (b)	21,314,302
10,154,250		U.S. Treasury Inflation Indexed Note, 2.00%, due 01/15/14 (a)	10,528,688
22,267,420		U.S. Treasury Inflation Indexed Note, 2.00%, due 01/15/16 (a) (c)	23,022,425
21,835,600		U.S. Treasury Inflation Indexed Note, 1.63%, due 01/15/15 (a) (b)	22,040,309
118,846,440		U.S. Treasury Inflation Indexed Note, 0.88%, due 04/15/10 (a) (c)	118,530,754

		Total U.S. Government	229,989,844

		TOTAL DEBT OBLIGATIONS (COST $232,907,493)	245,378,579

Principal Amount		Description	Value ($)

		OPTIONS PURCHASED — 0.0%

		Currency Options — 0.0%
JPY	26,210,000,000	JPY Put/USD Call, Expires 01/22/08, Strike 123.00	11,008

		TOTAL OPTIONS PURCHASED (COST $1,490,596)	11,008

Shares		Description	Value ($)

		MUTUAL FUNDS — 94.7%

		Affiliated Issuers — 94.7%
10,482,749		GMO Emerging Country Debt Fund, Class III	113,633,002
104,482,754		GMO Short-Duration Collateral Fund	2,688,341,248
28,918		GMO Special Purpose Holding Fund (d) (e)	35,569
29,023,190		GMO World Opportunity Overlay Fund	752,571,312
		TOTAL MUTUAL FUNDS (COST $3,580,416,731)	3,554,581,131

Shares		Description	Value ($)

		SHORT-TERM INVESTMENTS — 0.4%

		Money Market Funds — 0.4%
13,391,174		State Street Institutional Liquid Reserves Fund-Institutional Class	13,391,174

		TOTAL SHORT-TERM INVESTMENTS (COST $13,391,174)	13,391,174

		TOTAL INVESTMENTS — 101.6%
		(Cost $3,828,205,994)	3,813,361,892

		Other Assets and Liabilities (net) — (1.6%)	(59,428,938)

		TOTAL NET ASSETS — 100.0%	$3,753,932,954

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$3,831,156,012	$9,556,637	$(27,350,757)	$(17,794,120)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2007 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Emerging Country Debt Fund, Class III	$66,616,399	$65,684,090	$19,200,000	$1,033,361	$2,050,729	$113,633,002

GMO Short-Duration Collateral Fund	1,294,006,779	2,140,667,233	732,900,000	12,167,233	—	2,688,341,248

GMO Special Purpose Holding Fund	40,775	—	—	—	187,563	35,569

GMO World Opportunity Overlay Fund	447,312,841	478,125,000	161,230,000	—	—	752,571,312

Totals	$1,807,976,794	$2,684,476,323	$913,330,000	$13,200,594	$2,238,292	$3,554,581,131

A summary of outstanding financial instruments at November 30, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

12/18/07	AUD	63,400,000	$55,961,647	$(1,954,253)
12/18/07	AUD	63,200,000	55,785,112	(2,003,704)
12/18/07	AUD	41,500,000	36,631,047	(239,420)
1/08/08	CAD	35,600,000	35,615,783	(98,861)
1/08/08	CAD	89,200,000	89,239,546	(344,051)
1/08/08	CAD	9,500,000	9,504,212	(12,442)
12/03/07	CAD	50,275	50,277	(1,889)
1/29/08	CHF	574,500,000	509,410,460	(3,288,774)
2/12/08	EUR	71,500,000	104,716,212	(942,913)
2/12/08	EUR	53,400,000	78,207,632	(709,024)
12/03/07	EUR	470,630	688,508	8,213
1/22/08	GBP	261,500,000	536,775,245	(6,284,965)
1/22/08	GBP	25,200,000	51,727,481	(791,335)
1/22/08	GBP	36,700,000	75,333,275	(1,568,847)
12/04/07	JPY	15,810,000,000	142,285,020	(204,805)
12/04/07	JPY	4,890,000,000	44,008,460	1,025,231
12/04/07	JPY	27,797,500,000	250,168,744	(3,089,218)
12/04/07	JPY	14,700,000,000	132,295,370	(1,988,867)
2/05/08	NZD	84,700,000	64,153,970	340,990
1/15/08	SEK	297,762,810	46,635,364	(481,637)
1/15/08	SEK	282,847,082	44,299,275	316,170

			$2,363,492,640	$(22,314,401)

Sales

12/18/07	AUD	209,700,000	$185,097,119	$3,783,805
12/18/07	AUD	31,200,000	27,539,486	234,754
1/08/08	CAD	114,900,000	114,950,941	3,482,241
1/08/08	CAD	61,600,000	61,627,310	2,281,060
1/08/08	CAD	32,300,000	32,314,320	724,764
1/29/08	CHF	63,900,000	56,660,276	337,316
1/29/08	CHF	121,600,000	107,822,997	1,105,259
1/15/08	EUR	30,700,000	44,950,355	(967,250)
1/15/08	EUR	32,100,000	47,000,209	116,792
2/12/08	EUR	231,700,000	339,339,108	3,576,892
1/22/08	GBP	112,500,000	230,926,252	820,078
1/22/08	GBP	72,200,000	148,203,337	296,181
1/22/08	GBP	91,400,000	187,614,751	955,331
12/03/07	GBP	28,974	59,568	263
2/19/08	JPY	17,437,500,000	158,371,629	1,921,716
12/04/07	JPY	56,837,500,000	511,519,597	(15,805,906)
12/04/07	JPY	1,340,000,000	12,059,578	(599,436)
12/04/07	JPY	5,020,000,000	45,178,419	(1,921,948)
2/05/08	NZD	47,600,000	36,053,471	175,365

			$2,347,288,723	$517,277

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)

12/11/07	EUR	187,200,000	NOK	1,441,065,600	$(14,130,272)
1/15/08	EUR	46,900,000	SEK	432,286,680	(965,706)
12/11/07	NOK	431,811,090	EUR	53,400,000	292,368
1/15/08	SEK	520,868,680	EUR	56,300,000	855,368
					$(13,948,242)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciated (Depreciation)

Buys

999	Australian Government Bond 10 Yr.	December 2007	$88,193,878	$767,004
2,206	Australian Government Bond 3 Yr.	December 2007	192,543,868	95,227
1,001	Euro BOBL	December 2007	159,108,468	816,150
2,189	Euro Bund	December 2007	366,290,232	1,858,189
39	Japanese Government Bond 10 Yr. (TSE)	December 2007	48,095,846	119,479
				$3,656,049

Sales

326	Canadian Government Bond 10 Yr.	March 2008	$37,530,997	$(43,361)
531	U.S. Long Bond (CBT)	March 2008	62,226,562	251,197
1,375	U.S. Treasury Note 10 Yr.	March 2008	155,654,297	74,608
2,523	U.S. Treasury Note 2 Yr. (CBT)	March 2008	530,105,953	30,591
401	U.S. Treasury Note 5 Yr. (CBT)	March 2008	44,153,859	(4,536)
2,569	UK Gilt Long Bond	March 2008	578,600,058	(937,989)
				$(629,490)

Reverse Repurchase Agreements

Face Value		Description	Market Value
USD	117,585,000	Barclays, 3.68%, dated 11/29/07, to be repurchased on demand at face value plus accrued interest.	$(117,597,020)

USD	22,975,500	Barclays, 3.68%, dated 11/29/07, to be repurchased on demand at face value plus accrued interest.	(22,977,848)

			$(140,574,868)

Average balance outstanding			$(162,565,029)
Average interest rate			1.13%
Maximum balance outstanding			$(186,334,000)
Average shares outstanding			147,409,543
Average balance per share outstanding			$(1.10)
Days outstanding			86

Average balance outstanding was calculated based on daily balances outstanding during the period that the fund had entered into reverse repurchase agreements.

Swap Agreements

Interest Rate Swaps

Notional		Expiration			Fixed		Market
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	Value
123,700,000	SEK	3/19/2013	Barclays Bank PLC	Receive	4.60%	3 month SEK STIBOR	$(50,701)
1,297,100,000	SEK	3/19/2013	Deutsche Bank AG	Receive	4.60%	3 month SEK STIBOR	(531,650)
1,235,000,000	SEK	3/19/2013	JP Morgan Chase Bank	Receive	4.60%	3 month SEK STIBOR	(506,197)
453,100,000	CHF	3/19/2013	JP Morgan Chase Bank	Receive	3.00%	6 month CHF LIBOR	1,741,004
54,100,000	AUD	12/17/2017	JP Morgan Chase Bank	Receive	6.56%	6 month AUD BBSW	(1,192,909)

			Premiums to (Pay) Receive			$845,270	$(540,453)

Total Return Swaps

Notional		Expiration				Market
Amount		Date	Counterparty	Pay	Receive	Value
1,066,973,428	USD	12/31/2007	Barclays Bank PLC	1 month LIBOR - 0.05%	Barclays TIPS Index Total Return	$38,608,065
10,000,000	USD	12/31/2007	Lehman Brothers	1 month LIBOR - 0.04%	Lehman Brothers 1-10 Year TIPS Index	359,002
1,060,496,447	USD	1/31/2008	Barclays Bank PLC	1 month LIBOR - 0.05%	Barclays TIPS Index Total Return	38,373,697
264,616,452	USD	1/31/2008	Deutsche Bank AG	1 month LIBOR - 0.05%	Deutsche TIPS Index Total Return	9,602,703
212,944,649	USD	2/29/2008	Barclays Bank PLC	1 month LIBOR - 0.05%	Barclays TIPS Index Total Return	7,705,329
563,381,064	USD	2/29/2008	Barclays Bank PLC	1 month LIBOR - 0.30%	Barclays TIPS Index Total Return	20,499,208
6,000,000	USD	2/29/2008	JPMorgan Chase Bank	1 month LIBOR - 0.20%	Lehman Brothers 1-10 Year TIPS Index	194,578
268,065,579	USD	3/31/2008	Barclays Bank PLC	1 month LIBOR - 0.29%	Barclays TIPS Index Total Return	9,751,686
			Premiums to (Pay) Receive		$—	$125,094,268

As of November 30, 2007, for the futures and/or swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

BBSW - Bank Bill Swap Reference Rate

CPI - Consumer Price Index

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

STIBOR - Stockholm Interbank Offered Rate

TIPS - Treasury Inflation Protected Securities

Variable rate - The rates shown on variable rate notes are the current interest rates at November 30, 2007, which are subject to change based on the terms of the security.

(a)                                  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(b)                                 All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts.

(c)                                  All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements.

(d)                                 Bankrupt issuer.

(e)                                  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Schedule of Investments. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options

The Fund may write call and put options. Writing options increases the Fund’s exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing options alters the Fund’s exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and broker-dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold under the agreement may decline below the price at which the Fund is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Par Value		Description	Value ($)

		DEBT OBLIGATIONS — 3.0%

		Australia — 0.1%

		Asset-Backed Securities
USD	494,631	Medallion Trust, Series 03-1G, Class A, Variable Rate, 3 mo. LIBOR + .19%, 5.43%, due 12/21/33	483,794

		Canada — 1.5%

		Foreign Government Obligations
CAD	2,000,000	Government of Canada (Cayman), 7.25%, due 06/01/08	2,021,021
CAD	2,000,000	Province of British Columbia, 7.88%, due 11/30/23	2,707,355
GBP	1,500,000	Province of Quebec, 8.63%, due 11/04/11	3,408,394
		Total Canada	8,136,770

		United Kingdom — 0.0%

		Asset-Backed Securities
GBP	18,789	RMAC, Series 03-NS1A, Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .45%, 7.35%, due 06/12/35	38,591
GBP	110,292	RMAC, Series 03-NS2A, Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .40%, 7.30%, due 09/12/35	226,704
		Total United Kingdom	265,295

		United States — 1.4%

		U.S. Government
USD	7,742,400	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (a) (b)	7,766,595

		TOTAL DEBT OBLIGATIONS (COST $13,995,911)	16,652,454

Principal Amount		Description	Value ($)

		OPTIONS PURCHASED — 0.0%

		Currency Options — 0.0%
JPY	3,680,000,000	JPY Put/USD Call, Expires 01/22/08, Strike 123.00	1,545

		TOTAL OPTIONS PURCHASED (COST $209,286)	1,545

Shares		Description	Value ($)

		MUTUAL FUNDS — 96.3%

		United States — 96.3%

		Affiliated Issuers
1,563,923		GMO Emerging Country Debt Fund, Class III	16,952,925
15,696,254		GMO Short-Duration Collateral Fund	403,864,617
37,466		GMO Special Purpose Holding Fund (c) (d)	46,083
4,311,897		GMO World Opportunity Overlay Fund	111,807,485
		Total United States	532,671,110

		TOTAL MUTUAL FUNDS (COST $532,407,717)	532,671,110

Par Value ($)/Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.0%

	Money Market Funds — 0.4%
2,127,773	State Street Institutional Liquid Reserves Fund-Institutional Class	2,127,773
	Other Short-Term Investments — 0.6%
3,000,000	U.S. Treasury Bill, 3.04%, due 3/20/2008 (b) (e)	2,972,610

	TOTAL SHORT-TERM INVESTMENTS (COST $5,091,931)	5,100,383

	TOTAL INVESTMENTS — 100.3%
	(Cost $551,704,845)	554,425,492

	Other Assets and Liabilities (net) — (0.3%)	(1,400,527)

	TOTAL NET ASSETS — 100.0%	$553,024,965

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$554,554,484	$1,408,652	$(1,537,644)	$(128,992)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2007 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Emerging Country Debt Fund, Class III	$14,983,428	$3,233,941	$1,400,000	$212,409	$421,531	$16,952,925

GMO Short-Duration Collateral Fund	316,596,798	176,999,170	90,000,000	2,699,171	—	403,864,617

GMO Special Purpose Holding Fund	52,827	—	—	—	243,003	46,083

GMO World Opportunity Overlay Fund	90,176,123	38,825,000	16,700,000	—	—	111,807,485

Totals	$421,809,176	$219,058,111	$108,100,000	$2,911,580	$664,534	$532,671,110

A summary of outstanding financial instruments at November 30, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

12/18/07	AUD	10,100,000	$8,915,026	$(311,324)
12/18/07	AUD	8,800,000	7,767,547	(278,997)
12/18/07	AUD	6,000,000	5,296,055	(34,615)
1/08/08	CAD	17,300,000	17,307,670	(140,279)
1/08/08	CAD	5,600,000	5,602,483	(15,551)
1/08/08	CAD	2,600,000	2,601,153	(3,405)
1/29/08	CHF	85,500,000	75,813,045	(489,452)
12/03/07	EUR	81,427	119,123	2,556
2/12/08	EUR	10,000,000	14,645,624	(131,876)
2/12/08	EUR	158,700,000	232,426,053	(2,446,707)
1/22/08	GBP	57,800,000	118,644,777	(1,342,848)
1/22/08	GBP	3,900,000	8,005,443	(122,469)
1/22/08	GBP	6,200,000	12,726,602	(264,794)
12/04/07	JPY	1,950,000,000	17,549,386	(174,698)
12/04/07	JPY	17,390,000,000	156,504,522	4,400,256
12/04/07	JPY	2,460,000,000	22,139,225	(70,866)
12/04/07	JPY	650,000,000	5,849,795	136,278
2/19/08	JPY	21,220,000,000	192,725,217	(2,721,090)
2/05/08	NZD	14,300,000	10,831,190	43,692
			$915,469,936	$(3,966,189)

Sales

12/18/07	AUD	28,100,000	$24,803,191	$506,074
12/18/07	AUD	5,200,000	4,589,914	39,126
1/08/08	CAD	9,900,000	9,904,389	334,095
1/08/08	CAD	8,900,000	8,903,946	329,568
1/08/08	CAD	6,400,000	6,402,838	143,606
1/29/08	CHF	8,800,000	7,802,980	46,454
1/29/08	CHF	17,200,000	15,251,279	157,047
1/22/08	GBP	18,200,000	37,358,736	165,895
1/22/08	GBP	8,100,000	16,626,690	38,034
1/22/08	GBP	13,400,000	27,505,883	140,059
12/03/07	GBP	3,197	6,573	29
12/04/07	JPY	180,000,000	1,619,943	(80,521)
12/04/07	JPY	21,340,000,000	192,053,278	2,570,327
12/04/07	JPY	930,000,000	8,369,707	(356,058)
			$361,199,347	$4,033,735

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
12/11/07	EUR	27,200,000	NOK	209,385,600	(2,053,117)
1/15/08	EUR	7,200,000	SEK	66,363,840	(148,253)
1/15/08	EUR	14,500,000	SEK	133,856,198	(266,177)
12/11/07	NOK	16,981,335	EUR	2,100,000	11,498
1/15/08	SEK	92,512,685	EUR	10,000,000	152,550
					$(2,303,499)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

160	Australian Government Bond 10 Yr.	December 2007	$14,125,146	$123,504
348	Australian Government Bond 3 Yr.	December 2007	32,374,101	10,542
60	Canadian Government Bond 10 Yr.	March 2008	6,907,545	16,019
659	Euro BOBL	December 2007	104,747,732	867,557
1,362	Euro Bund	December 2007	227,906,485	2,344,238
1,250	Federal Fund 30 day	December 2007	498,894,075	100,425
162	Japanese Government Bond 10 Yr. (TSE)	December 2007	199,782,748	1,555,820
				$5,018,105

Sales

79	U.S. Long Bond (CBT)	March 2008	$9,257,813	$37,372
205	U.S. Treasury Note 10 Yr.	March 2008	23,206,641	11,126
375	U.S. Treasury Note 2 Yr. (CBT)	March 2008	78,791,016	4,547
60	U.S. Treasury Note 5 Yr. (CBT)	March 2008	6,606,563	(679)
127	UK Gilt Long Bond	March 2008	28,603,428	(46,370)
				$5,996

Swap Agreements

Interest Rate Swaps

Notional		Expiration			Fixed		Market
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	Value
92,000,000	SEK	3/19/2013	Barclays Bank PLC	Receive	4.60%	3 month SEK STIBOR	$(37,709)
232,700,000	SEK	3/19/2013	Deutsche Bank AG	Receive	4.60%	3 month SEK STIBOR	(95,378)
100,200,000	SEK	3/19/2013	JP Morgan Chase Bank	Receive	4.60%	3 month SEK STIBOR	(41,070)
64,700,000	CHF	3/19/2013	JP Morgan Chase Bank	Receive	3.00%	6 month CHF LIBOR	248,605
8,200,000	AUD	12/17/2017	JP Morgan Chase Bank	Receive	6.56%	6 month AUD BBSW	(180,810)
5,000,000	EUR	3/21/2030	UBS Warburg	Receive	5.90%	3 month Floating Rate EUR LIBOR	1,131,193
			Premiums to (Pay) Receive			$337,096	$1,024,831

As of November 30, 2007, for the futures and/or swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

BBSW - Bank Bill Swap Reference Rate

LIBOR - London Interbank Offered Rate

RMAC - Residential Mortgage Acceptance Corp.

STIBOR - Stockholm Interbank Offered Rate

Variable rate - The rates shown on variable rate notes are the current interest rates at November 30, 2007, which are subject to change based on the terms of the security.

(a)                                  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(b)                                 All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts.

(c)                                  Bankrupt issuer.

(d)                                 Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(e)                                  Rate shown represents yield-to-maturity.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Schedule of Investments. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options

The Fund may write call and put options. Writing options increases the Fund’s exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing options alters the Fund’s exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.7%

	Australia — 4.8%
141	Aristocrat Leisure Ltd	1,372
730,094	Australia and New Zealand Banking Group Ltd	18,238,641
964,049	BHP Billiton Ltd	36,749,484
1,401,205	BlueScope Steel Ltd	12,258,667
204,777	Commonwealth Bank of Australia	10,839,734
1,266,234	Foster’s Group Ltd	7,063,134
295,209	Macquarie Group Ltd	20,935,320
1,902,422	Mirvac Group Ltd	9,719,685
566,433	QBE Insurance Group Ltd	16,298,592
92,169	Rio Tinto Ltd	11,883,505
1,024,425	Santos Ltd	12,989,983
1,491,907	Stockland	11,923,287
1,712,587	Suncorp-Metway Ltd	28,379,859
527,673	TABCORP Holdings Ltd	7,130,347
4,262,769	Telstra Corp Ltd	17,610,724
959,997	Westpac Banking Corp	24,146,291
641,861	Woodside Petroleum Ltd	27,613,712
848,445	Woolworths Ltd	25,432,808
945,346	Zinifex Ltd	12,083,753
	Total Australia	311,298,898

	Austria — 0.2%
88,416	OMV AG	6,275,754
89,884	Voestalpine AG	6,567,400
	Total Austria	12,843,154

	Belgium — 1.2%
246,289	Belgacom SA	12,848,241
27,283	Colruyt SA	6,026,564
42,274	Delhaize Group	3,688,353
553,143	Dexia	15,068,253
1,300,543	Fortis	34,730,787
67,002	UCB SA	3,185,492
	Total Belgium	75,547,690

	Canada — 2.9%
213,000	BCE Inc	8,373,449
276,200	Canadian Imperial Bank of Commerce	24,541,597
206,900	Canadian Natural Resources	13,432,620
435,600	EnCana Corp	28,271,854
93,400	Magna International Inc Class A	7,472,374
458,200	National Bank of Canada	24,734,873
302,000	Potash Corp of Saskatchewan Inc	35,879,394
411,600	Research In Motion Ltd *	46,854,771
	Total Canada	189,560,932

	Finland — 3.0%
165,119	Elisa Oyj	5,154,884
133,467	KCI Konecranes Oyj	5,090,917
106,900	Kesko Oyj Class B	6,265,208
343,277	Neste Oil Oyj	12,083,615
2,929,081	Nokia Oyj	115,468,850
263,213	Outokumpu Oyj	8,456,659
133,300	Outotec Oyj	8,417,016
258,386	Rautaruukki Oyj	12,133,608

444,368	Sampo Oyj Class A	13,027,442
563,791	Tietoenator Oyj	12,089,395
	Total Finland	198,187,594

	France — 10.7%
159,235	Accor SA	13,451,722
209,620	Air France	7,487,713
96,019	Alstom	21,480,853
564,675	Arcelor Mittal	41,480,192
443,616	BNP Paribas	50,003,489
207,475	Bouygues	18,571,879
108,966	Casino Guichard-Perrachon SA	11,966,726
101,330	Cie de Saint-Gobain	9,924,983
626,731	Credit Agricole SA	22,035,284
149,389	Electricite de France (a)	18,156,518
362,165	France Telecom SA	13,724,910
199,043	Michelin SA Class B	23,552,871
65,360	Nexans SA	8,723,526
417,507	Peugeot SA	32,365,311
188,470	Renault SA	27,337,855
271,038	Rhodia SA *	9,504,347
1,589,565	Sanofi-Aventis	151,592,633
41,385	Societe Generale	6,374,728
2,259,838	Total SA	182,750,726
37,345	Union du Credit-Bail Immobilier	8,427,995
200,213	Vinci SA	15,901,453
	Total France	694,815,714

	Germany — 11.8%
94,101	Adidas AG	6,230,597
272,593	Allianz SE (Registered)	56,327,163
512,022	Altana AG	12,770,169
448,639	BASF AG	62,366,925
309,687	Bayer AG	25,598,876
201,477	Bayerische Motoren Werke AG	12,278,522
138,959	Bilfinger & Berger AG	11,306,892
294,954	Commerzbank AG	11,625,596
808,878	DaimlerChrysler AG (Registered)	82,336,530
516,392	Deutsche Bank AG (Registered)	67,981,870
180,366	Deutsche Boerse AG	33,592,599
527,424	Deutsche Lufthansa AG (Registered)	14,295,880
110,248	E. ON AG	22,445,678
489,056	Epcos AG	8,773,240
385,503	GEA Group AG *	13,959,877
109,393	Hochtief AG	14,432,123
47,675	Hypo Real Estate Holding AG	2,533,068
884,554	Infineon Technologies AG *	10,580,738
172,477	MAN AG	27,996,165
355,360	Muenchener Rueckversicherungs AG (Registered)	64,825,989
266,130	Premiere AG *	4,069,134
62,796	Rheinmetall AG	5,222,093
109,178	Salzgitter AG	17,634,470
160,782	SGL Carbon AG *	9,128,287
504,656	Siemens AG (Registered)	76,710,477
114,663	Stada Arzneimittel AG	7,096,488
393,294	Suedzucker AG	8,643,430
69,279	Techem AG *	6,081,103
382,857	ThyssenKrupp AG	22,661,616
210,842	Volkswagen AG	50,575,403
	Total Germany	770,080,998

	Greece — 0.2%
228,251	National Bank of Greece SA	15,328,121

	Hong Kong — 1.1%
2,485,200	Bank of East Asia Ltd	15,193,747
2,753,721	CLP Holdings Ltd	18,760,083
428,000	Hang Lung Group Ltd	2,464,155
2,066,000	Hong Kong Electric Holdings Ltd	10,802,283
590,500	Hong Kong Exchanges and Clearing Ltd	18,042,879
1,528,500	Yue Yuen Industrial Holdings	4,879,001
	Total Hong Kong	70,142,148

	Ireland — 0.6%
627,039	Anglo Irish Bank Corp	10,908,941
406,373	C&C Group Plc	2,183,492
430,752	CRH Plc	16,263,518
265,691	DCC Plc	6,615,549
	Total Ireland	35,971,500

	Italy — 3.4%
3,488,802	Enel SPA	41,771,179
4,202,500	ENI SPA	150,422,431
796,879	Fiat SPA	21,890,583
995,826	Impregilo SPA *	6,564,829
	Total Italy	220,649,022

	Japan — 19.6%
185,530	Acom Co Ltd	4,585,499
174,100	Aiful Corp	3,425,201
1,365,600	Alps Electric Co Ltd	17,162,209
201,100	Astellas Pharma Inc	8,972,194
80,600	Chubu Electric Power Co Inc	2,236,524
726,200	Daiei Inc *	4,402,603
559,948	Daiichi Sankyo Co Ltd	17,571,797
2,376,000	Daikyo Inc	6,839,482
99,200	Eisai Co Ltd	4,388,304
1,197,000	Fuji Heavy Industries Ltd	5,974,277
362,100	Fuji Photo Film Co Ltd	15,992,738
4,194,000	Haseko Corp *	8,372,011
2,171,700	Honda Motor Co Ltd	75,424,268
264,600	Hoya Corp	9,286,965
2,444,000	Isuzu Motors Ltd	11,473,277
3,107,000	Itochu Corp	33,077,992
1,071	Japan Real Estate Investment Corp	13,636,188
859,000	Japan Steel Works Ltd (The)	12,688,835
312,600	JFE Holdings Inc	17,237,829
103,900	Kansai Electric Power Co Inc	2,665,518
242,000	Kao Corp	7,333,383
1,546,000	Kawasaki Heavy Industries Ltd	5,115,119
2,632,000	Kawasaki Kisen Kaisha Ltd	31,618,370
1,916	Kenedix Inc	3,655,328
7,080	KK DaVinci Advisors *	7,127,325
870,700	Komatsu Ltd	26,654,944
192,500	Konami Corp	5,719,450
164,700	Kyushu Electric Power Co Inc	4,478,000
3,497,000	Marubeni Corp	26,892,797
871,000	Meiji Dairies Corp	4,393,011
1,724,600	Mitsubishi Corp	50,077,534
594,500	Mitsubishi Estate Co Ltd	16,076,790
1,732,000	Mitsubishi Heavy Industries	8,433,511
1,754,000	Mitsui & Co	40,488,132

479,000	Mitsui Fudosan Co Ltd	12,366,732
2,126,000	Mitsui OSK Lines Ltd	32,044,220
3,515,600	Mitsui Trust Holding Inc	29,971,108
553,500	Mitsumi Electric Co Ltd	21,917,548
491,000	NGK Insulators Ltd	15,222,829
128,900	Nintendo Co Ltd	79,150,029
1,253	Nippon Building Fund Inc	18,125,619
2,863,000	Nippon Light Metal	5,095,388
2,925,000	Nippon Oil Corp	24,281,254
7,022,000	Nippon Steel Corp	42,578,162
379,000	Nippon Suisan Kaisha Ltd	2,046,565
3,843	Nippon Telegraph & Telephone Corp	17,437,754
1,025,000	Nippon Yakin Koguo Co Ltd	8,672,546
1,806,000	Nippon Yusen Kabushiki Kaisha	15,757,116
3,367,500	Nissan Motor Co	38,611,140
12,364	NTT Docomo Inc	19,787,609
60,100	Ono Pharmaceutical Co Ltd	3,061,071
7,111,000	Osaka Gas Co Ltd	28,254,346
1,201,000	Pacific Metals Co Ltd	12,326,938
12,585	Resona Holdings Inc	24,575,445
709,000	Ricoh Company Ltd	13,578,095
7,304,000	Sanyo Electric Co Ltd *	14,095,317
1,258,000	Seven & I Holdings Co Ltd	31,568,144
292,800	Shin-Etsu Chemical Co Ltd	17,452,144
4,865,400	Sojitz Corp	19,254,592
320,600	Sony Corp	17,340,345
381,600	SUMCO Corp	11,902,865
1,130,200	Sumitomo Corp	17,043,902
55,800	Sumitomo Titanium Corp	4,352,772
144,000	Taisho Pharmaceutical Co Ltd	2,819,215
687,000	Taiyo Yuden Co Ltd	11,633,678
847,200	Takeda Pharmaceutical Co Ltd	54,368,527
291,260	Takefuji Corp	7,502,511
112,700	TDK Corp	8,020,669
582,100	Tokyo Electric Power Co Inc	15,995,175
1,276,000	Tokyo Gas Co Ltd	6,372,033
635,400	Tokyo Steel Manufacturing Co	8,201,098
354,000	TonenGeneral Sekiyu KK	3,700,848
1,859,000	Toshiba Corp	15,231,828
562,000	Toyota Motor Corp	31,863,544
	Total Japan	1,277,058,126

	Netherlands — 2.7%
1,460,427	Aegon NV	26,072,951
273,576	Buhrmann NV	2,417,337
51,431	Heineken Holding NV	2,888,817
449,928	Heineken NV	29,546,342
1,729,292	ING Groep NV	67,080,708
677,824	Koninklijke Ahold NV *	9,637,084
206,017	Koninklijke DSM	10,248,824
413,507	Koninklijke KPN NV	7,602,766
203,122	OCE NV	3,682,166
705,219	Reed Elsevier NV	12,937,829
63,789	Wereldhave NV	7,028,283
	Total Netherlands	179,143,107

	Norway — 0.8%
1,357,100	Statoil ASA	43,967,324
364,000	Tandberg ASA	8,126,505
	Total Norway	52,093,829

	Portugal — 0.2%
2,575,760	Banco Commercial Portugues SA	11,213,057

	Singapore — 1.4%
943,000	City Developments Ltd	9,359,340
248,500	DBS Group Holdings Ltd	3,457,153
412,200	MobileOne Ltd	572,639
2,928,000	Oversea-Chinese Banking Corp	17,260,641
2,733,000	Singapore Exchange Ltd	26,675,061
6,842,000	Singapore Telecommunications	18,318,888
1,121,000	United Overseas Bank Ltd	15,372,719
	Total Singapore	91,016,441

	Spain — 1.5%
259,218	Acerinox SA	6,985,553
571,374	Avanzit SA *	5,127,275
784,070	Repsol YPF SA	28,940,088
1,719,093	Telefonica SA	57,589,774
	Total Spain	98,642,690

	Sweden — 2.1%
606,600	Electrolux AB Series B	10,221,148
425,750	Hennes & Mauritz AB Class B	26,585,850
737,600	Investor AB	17,310,649
1,359,100	Sandvik AB	24,613,004
574,400	Scania AB Class B	14,361,730
369,000	Swedbank AB	11,894,343
334,650	Tele2 AB Class B	7,637,605
1,230,200	Volvo AB Class B	20,956,996
	Total Sweden	133,581,325

	Switzerland — 4.6%
1,025,604	ABB Ltd	30,181,310
185,655	Actelion Ltd *	8,219,047
38,700	Geberit AG (Registered)	5,319,855
64,677	Nestle SA (Registered)	31,097,042
2,085,564	Novartis AG (Registered)	118,275,998
3,318	Sulzer AG (Registered)	5,016,766
48,805	Swatch Group AG	13,696,220
355,455	Swiss Reinsurance Co (Registered)	26,375,354
214,914	Zurich Financial Services AG	62,634,864
	Total Switzerland	300,816,456

	United Kingdom — 21.9%
1,694,558	3i Group Plc	37,866,225
1,174,461	Aberdeen Asset Management	4,047,551
1,134,382	AMEC Plc	17,898,051
688,130	Arriva Plc	11,544,168
1,320,752	AstraZeneca Plc	62,634,610
2,346,529	Aviva Plc	32,876,156
704,818	Barratt Developments Plc	6,730,045
1,466,851	BBA Aviation Plc	6,582,668
119,657	Berkeley Group Holdings Plc *	3,466,992
1,427,592	BG Group Plc	29,892,836
1,723,945	BHP Billiton Plc	56,948,437
1,035,909	Britvic Plc	7,377,581
3,120,146	BT Group Plc	18,379,422
1,928,153	Cable & Wireless Plc	7,459,624
559,650	Capita Group Plc	8,530,318
2,810,271	Centrica Plc	21,010,374
344,724	Cookson Group Plc	5,284,415

3,528,469	DSG International Plc	8,170,382
893,591	FirstGroup Plc	13,023,625
6,960,755	GlaxoSmithKline Plc	183,912,884
934,883	HBOS Plc	15,327,580
1,940,294	Home Retail Group	13,831,633
927,328	Imperial Chemical Industries Plc	12,690,766
595,644	Imperial Tobacco Group Plc	30,799,525
206,414	Intermediate Capital Group Plc	7,677,258
1,729,766	J Sainsbury Plc	15,631,391
1,055,004	Kesa Electricals Plc	5,123,137
1,050,873	Kingfisher Plc	3,289,994
1,698,984	Ladbrokes Plc	10,750,225
361,265	London Stock Exchange	13,220,351
773,035	Michael Page International Plc	5,196,477
569,868	National Grid Plc	9,606,466
418,646	Next Plc	14,974,618
3,231,060	Northern Foods Plc	6,321,228
4,364,005	Old Mutual Plc	15,113,263
234,773	Provident Financial Plc	4,222,975
409,219	Reckitt Benckiser Group Plc	24,289,053
1,038,210	Rio Tinto Plc	120,579,685
10,105,214	Royal Bank of Scotland Group	95,414,764
785,414	Royal Dutch Shell Group Class A (Amsterdam)	31,777,911
1,370,789	Royal Dutch Shell Plc A Shares (London)	55,455,795
759,190	Royal Dutch Shell Plc B Shares (London)	30,519,001
523,446	SABMiller Breweries Plc	14,884,590
328,071	Scottish & Southern Energy Plc	10,722,025
220,362	Smith News Plc	504,825
254,997	Spectris Plc	4,020,880
2,404,744	Stagecoach Group Plc	12,206,027
2,937,716	Taylor Woodrow Plc	12,424,769
2,685,693	Tesco Plc	26,458,554
694,916	Tomkins Plc	2,792,351
254,974	Travis Perkins Plc	6,967,471
954,876	Trinity Mirror Plc	6,642,445
950,710	Unilever Plc	34,779,915
305,281	United Utilities Plc	4,704,380
45,596,306	Vodafone Group Inc	170,628,179
388,457	Wetherspoon J D Plc	3,191,161
636,823	WH Smith Plc	4,162,743
237,829	Whitbread Plc	7,034,415
2,832,712	William Morrison Supermarkets Plc	17,969,250
	Total United Kingdom	1,425,543,440

	TOTAL COMMON STOCKS (COST $5,512,621,314)	6,163,534,242

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.7%

	Germany — 0.7%
82,010	Fresenius Medical Care AG (Non Voting) 0.99%	6,760,018
8,684	Porsche AG (Non Voting) 0.46%	19,290,358
131,566	Volkswagen AG 1.34%	19,974,212
	Total Germany	46,024,588

	TOTAL PREFERRED STOCKS (COST $24,567,688)	46,024,588

Par Value ($)/Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 4.1%
18,753,000	Bank of New York Institutional Cash Reserves Fund (b)	18,753,000
155,000,000	Branch Bank & Trust Time Deposit, 4.59%, due 12/03/07	155,000,000
93,800,000	Bank of Montreal Time Deposit, 4.59%, due 12/03/07	93,800,000

	TOTAL SHORT-TERM INVESTMENTS (COST $267,553,000)	267,553,000

	TOTAL INVESTMENTS — 99.5%
	(Cost $5,804,742,002)	6,477,111,830

	Other Assets and Liabilities (net) — 0.5%	33,952,632

	TOTAL NET ASSETS — 100.0%	$6,511,064,462

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$5,806,640,539	$903,397,713	$(232,926,422)	$670,471,291

A summary of outstanding financial instruments at November 30, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

02/22/08	CHF	64,366,813	$57,161,171	$(454,781)
02/22/08	CHF	64,366,813	57,161,171	(417,415)
02/22/08	CHF	64,366,813	57,161,171	(449,624)
02/22/08	CHF	64,366,813	57,161,171	(468,967)
02/22/08	CHF	64,366,813	57,161,171	(453,234)
02/22/08	CHF	64,366,813	57,161,171	(535,192)
02/22/08	CHF	64,366,813	57,161,171	(482,179)
02/22/08	HKD	53,165,333	6,848,245	(1,147)
02/22/08	HKD	53,165,333	6,848,245	(2,515)
02/22/08	HKD	54,776,403	7,055,768	(3,319)
02/22/08	JPY	4,700,739,678	42,713,191	(100,986)
02/22/08	JPY	4,700,739,678	42,713,191	(169,336)
02/22/08	JPY	4,700,739,678	42,713,191	(212,450)
02/22/08	JPY	4,700,739,678	42,713,191	(225,350)
02/22/08	JPY	4,700,739,678	42,713,191	(273,608)
02/22/08	JPY	4,700,739,678	42,713,191	(254,001)
02/22/08	JPY	4,700,739,678	42,713,191	(237,512)
02/22/08	NZD	11,374,000	8,597,455	46,482
02/22/08	NZD	11,374,000	8,597,455	55,353
02/22/08	NZD	11,374,000	8,597,455	53,875
02/22/08	NZD	11,374,000	8,597,455	67,194
02/22/08	NZD	11,374,000	8,597,455	66,045
02/22/08	NZD	11,374,000	8,597,455	73,006
02/22/08	NZD	11,374,000	8,597,455	35,904
02/22/08	SEK	100,827,000	15,796,795	(188,011)
02/22/08	SEK	101,156,000	15,848,340	(177,768)
02/22/08	SEK	125,794,356	19,708,489	(207,934)

02/22/08	SEK	125,794,356	19,708,489	(207,972)
02/22/08	SEK	125,794,356	19,708,489	(213,018)
02/22/08	SEK	125,794,356	19,708,489	(194,252)
02/22/08	SEK	125,794,356	19,708,489	(205,765)
02/22/08	SEK	125,794,356	19,708,489	(217,121)
02/22/08	SEK	125,794,356	19,708,489	(241,136)
			$949,659,535	$(6,196,734)

Sales

02/22/08	AUD	22,392,668	$19,690,470	$156,599
02/22/08	AUD	22,392,668	19,690,470	167,952
02/22/08	AUD	22,392,668	19,690,470	103,081
02/22/08	AUD	22,392,668	19,690,470	97,684
02/22/08	AUD	22,392,668	19,690,470	185,486
02/22/08	AUD	22,392,668	19,690,470	171,423
02/22/08	AUD	22,392,668	19,690,470	163,698
02/22/08	CAD	5,642,452	5,644,950	122,247
02/22/08	CAD	5,642,452	5,644,950	140,697
02/22/08	CAD	5,642,452	5,644,950	129,565
02/22/08	CAD	5,642,452	5,644,950	145,031
02/22/08	CAD	5,642,452	5,644,950	106,644
02/22/08	CHF	6,858,000	6,090,271	133,434
02/22/08	EUR	25,154,002	36,841,474	(2,935)
02/22/08	EUR	25,154,002	36,841,474	(14,757)
02/22/08	EUR	25,154,002	36,841,474	10,145
02/22/08	EUR	25,154,002	36,841,474	35,979
02/22/08	EUR	25,154,002	36,841,474	10,397
02/22/08	EUR	25,154,002	36,841,474	(49,218)
02/22/08	EUR	25,154,002	36,841,474	(1,803)
02/22/08	EUR	4,094,557	5,997,038	2,962
02/22/08	GBP	14,160,244	29,032,583	(140,729)
02/22/08	GBP	14,160,244	29,032,583	(136,481)
02/22/08	GBP	14,160,244	29,032,583	(138,039)
02/22/08	GBP	14,160,244	29,032,583	(173,411)
02/22/08	GBP	14,160,244	29,032,583	(122,349)
02/22/08	GBP	14,160,244	29,032,583	(169,913)
02/22/08	GBP	14,160,244	29,032,583	(181,723)
02/22/08	GBP	1,959,776	4,018,104	(18,105)
02/22/08	JPY	680,068,000	6,179,425	73,716
02/22/08	NOK	72,673,000	13,085,432	592,853
02/22/08	NOK	50,424,389	9,079,368	143,200
02/22/08	NOK	48,941,318	8,812,328	128,365
02/22/08	NOK	48,941,318	8,812,328	131,332
02/22/08	NOK	36,490,000	6,570,355	292,894
02/22/08	NOK	36,179,000	6,514,357	340,583
02/22/08	SGD	5,498,885	3,819,599	(5,891)
02/22/08	SGD	5,337,153	3,707,257	(7,837)
02/22/08	SGD	5,337,153	3,707,257	(8,735)
			$713,569,558	$2,414,041

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

16	AEX	December 2007	$2,380,278	$59,924
424	CAC 40	December 2007	35,263,532	1,153,432
237	DAX	December 2007	68,433,692	1,470,492
226	FTSE 100	December 2007	30,024,610	263,119
4	HANG SENG	December 2007	741,849	35,421
11	IBEX 35	December 2007	2,545,745	62,421
1,083	MSCI Singapore	December 2007	63,902,983	3,018,772
111	OMXS 30	December 2007	1,932,092	72,900
129	S&P/MIB	December 2007	36,844,857	186,844
489	SPI 200	December 2007	70,911,470	2,270,831
513	TOPIX	December 2007	70,822,301	(897,059)
			$383,803,409	$7,697,097

Sales

934	S&P Toronto 60	December 2007	$149,428,791	$2,370,771

As of November 30, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of November 30, 2007, the Fund had loaned securities valued by the Fund at $17,136,936, collateralized by cash in the amount of $18,753,000, which was invested in the Bank of New York Institutional Cash Reserves Fund.

(b)	All or a portion of this security represents investment of security lending collateral.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2007, 92.13% of the net assets of the Fund were valued using fair value prices based on models used by a third party vendor.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts.  A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The market value of a forward currency contract fluctuates with changes in forward currency exchange rates.  Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss.  Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss.  These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Schedule of Investments.  In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.

Futures contracts

The Fund may purchase and sell futures contracts.  Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
1,313,961	GMO Emerging Countries Fund, Class III	26,226,655
6,861,787	GMO Emerging Markets Fund, Class VI	183,003,847
9,035,818	GMO International Growth Equity Fund, Class IV	316,615,053
8,317,444	GMO International Intrinsic Value Fund, Class IV	315,979,704
	TOTAL MUTUAL FUNDS (COST $593,251,180)	841,825,259

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

19,580	Citigroup Global Markets Repurchase Agreement, dated 11/30/07, due 12/03/07, with a maturity value of $19,584 and an effective yield of 2.30%, collateralized by a U.S. Treasury Note with a rate of 2.63%, maturity date of 05/15/08 and a market value, inculding accrued interest, of $19,982.	19,580

	TOTAL SHORT-TERM INVESTMENTS (COST $19,580)	19,580

	TOTAL INVESTMENTS — 100.0%
	(Cost $593,270,760)	841,844,839

	Other Assets and Liabilities (net) — (0.0%)	(32,869)

	TOTAL NET ASSETS — 100.0%	$841,811,970

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$593,270,760	$248,574,079	$—	$248,574,079

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2007 is set forth below:

	Value,
	beginning of		Sales	Dividend	Distributions of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Emerging Countries Fund, Class III	$18,624,705	$2,746,523	$7,000	$46,431	$2,700,091	$26,226,655

GMO Emerging Markets Fund, Class VI	146,067,671	12,444,090	18,307,561	577,220	11,866,870	183,003,847

GMO International Growth Equity Fund, Class IV	295,016,842	14,404,806	27,233,472	—	12,013,163	316,615,053

GMO International Intrinsic Value Fund, Class IV	297,957,461	10,339,540	15,006,552	—	7,566,377	315,979,704

GMO International Small Companies Fund, Class III	1,105,478	38,267	1,099,572	—	38,267	—

Totals	$758,772,157	$39,973,226	$61,654,157	$623,651	$34,184,768	$841,825,259

Notes to Schedule of Investments:

Portfolio valuation

Shares of the underlying funds and other mutual funds are valued at their net asset value.

Investments held by the underlying funds are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies or procedures are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.  Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2007, 84.01% of the net assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.3%

	Australia — 6.6%
404,779	Australia and New Zealand Banking Group Ltd	10,111,874
238,031	Australian Stock Exchange Ltd	11,935,495
267,107	Babcock & Brown Ltd	6,176,618
925,624	BHP Billiton Ltd	35,284,725
1,286,833	BlueScope Steel Ltd	11,258,065
984,237	CSL Ltd	30,393,458
2,286,635	CSR Ltd	6,158,691
1,615,520	Foster’s Group Ltd	9,011,473
817,265	Harvey Norman Holdings Ltd	5,184,601
2,473,192	Insurance Australia Group Ltd	9,779,098
320,073	Lend Lease Corp Ltd	5,459,677
308,068	Macquarie Group Ltd	21,847,241
793,466	QBE Insurance Group Ltd	22,831,260
76,922	Rio Tinto Ltd	9,917,683
524,679	Toll Holdings Ltd	6,384,547
370,620	Westfield Group	6,717,413
722,758	Westpac Banking Corp	18,179,145
624,685	Woodside Petroleum Ltd	26,874,778
324,784	Woolworths Ltd	9,735,657
239,535	Worleyparsons Ltd	10,686,403
546,241	Zinifex Ltd	6,982,249
	Total Australia	280,910,151

	Austria — 0.5%
124,910	OMV AG	8,866,093
23,160	Raiffeisen International Bank Holding	3,766,911
131,616	Voestalpine AG	9,616,560
	Total Austria	22,249,564

	Belgium — 1.3%
170,690	Belgacom SA (a)	8,904,442
24,404	Colruyt SA	5,390,620
521,662	Fortis	13,930,898
89,768	Inbev NV	7,864,936
40,463	Solvay SA	5,999,448
129,708	UCB SA	6,166,739
31,558	Umicore	7,362,768
	Total Belgium	55,619,851

	Canada — 5.0%
100,100	Bank of Nova Scotia	5,290,550
133,100	Canadian Imperial Bank of Commerce	11,826,526
387,400	EnCana Corp	25,143,517
270,800	Goldcorp Inc	8,749,985
441,100	Potash Corp of Saskatchewan Inc	52,405,300
631,000	Research In Motion Ltd *	71,830,322
200,900	Rogers Communications Inc	8,349,821
125,500	Royal Bank of Canada	6,651,833
161,600	Suncor Energy Inc	15,451,349
103,000	Toronto Dominion Bank	7,725,386
	Total Canada	213,424,589

	Denmark — 2.3%
758	AP Moller - Maersk A/S Class A	8,867,474
2,075	AP Moller-Maersk A/S	24,639,149

329,400	H Lundbeck A/S	9,440,872
304,525	Novo-Nordisk A/S	38,682,898
185,350	Vestas Wind Systems A/S *	17,504,648
	Total Denmark	99,135,041

	Finland — 4.0%
353,160	Elisa Oyj	11,025,375
73,714	Kone Oyj	5,547,823
3,036,871	Nokia Oyj	119,718,097
394,944	Nokian Renkaat Oyj	15,004,686
155,952	Outokumpu Oyj	5,010,516
248,383	Rautaruukki Oyj	11,663,875
	Total Finland	167,970,372

	France — 7.4%
167,963	BNP Paribas	18,932,446
178,532	Bouygues	15,981,080
426,273	Credit Agricole SA	14,987,365
168,722	Electricite de France (a)	20,506,222
67,140	Hermes International	8,674,016
136,822	Peugeot SA	10,606,497
45,187	Renault SA	6,554,442
1,150,435	Sanofi-Aventis	109,713,960
51,369	Schneider Electric SA	7,130,296
1,050,043	Total SA	84,915,875
63,673	Union du Credit-Bail Immobilier	14,369,681
	Total France	312,371,880

	Germany — 8.2%
142,483	Allianz SE (Registered)	29,441,927
147,127	BASF AG	20,452,655
319,022	Deutsche Bank AG (Registered)	41,998,544
153,492	Deutsche Boerse AG	28,587,401
73,435	E. ON AG	14,950,823
124,353	Fresenius Medical Care AG & Co	6,955,141
56,060	K&S AG	11,293,195
97,915	MAN AG	15,893,392
251,843	Muenchener Rueckversicherungs AG (Registered)	45,942,063
265,745	Premiere AG *	4,063,247
59,055	Q-Cells AG *	8,312,292
103,350	Salzgitter AG	16,693,129
458,984	Siemens AG (Registered)	69,768,083
97,472	Solarworld AG	6,073,192
146,578	ThyssenKrupp AG	8,676,071
46,161	Volkswagen AG	11,072,799
65,516	Wincor Nixdorf AG	5,654,587
	Total Germany	345,828,541

	Greece — 0.3%
402,380	Hellenic Telecommunications Organization SA	14,478,491

	Hong Kong — 1.6%
1,717,000	CLP Holdings Ltd	11,697,286
1,246,500	Esprit Holdings Ltd	18,795,295
1,618,000	Hong Kong Electric Holdings Ltd	8,459,871
581,931	Hong Kong Exchanges and Clearing Ltd	17,781,051
2,542,000	Li & Fung Ltd	10,172,734
	Total Hong Kong	66,906,237

	Ireland — 1.7%
346,024	Allied Irish Banks Plc	7,745,406

1,166,461	Anglo Irish Bank Corp	20,293,561
589,175	Bank of Ireland	9,352,152
890,294	C&C Group Plc	4,783,659
336,689	CRH Plc	12,712,066
247,333	DCC Plc	6,158,446
276,210	Irish Life & Permanent Plc	5,460,514
164,864	Kerry Group Plc	4,816,689
	Total Ireland	71,322,493

	Italy — 2.1%
1,534,387	AEM SPA	6,446,869
1,917,691	ENI SPA	68,640,985
315,943	Saipem	12,707,646
	Total Italy	87,795,500

	Japan — 16.8%
227,800	Astellas Pharma Inc	10,163,431
428,450	Canon Inc	22,599,577
180,200	Denso Corp	7,406,310
202,600	Eisai Co Ltd	8,962,403
370,800	Fuji Photo Film Co Ltd	16,376,987
44,300	Hirose Electric Co Ltd	5,002,176
514,200	Honda Motor Co Ltd	17,858,433
320,800	Hoya Corp	11,259,480
105,400	Ibiden Co Ltd	8,319,143
2,735,000	Isuzu Motors Ltd	12,839,367
361,000	Japan Steel Works Ltd (The)	5,332,560
219,600	JFE Holdings Inc	12,109,492
1,795,000	Kawasaki Kisen Kaisha Ltd	21,563,440
887	KDDI Corp	6,331,528
42,700	Keyence Corp	9,925,908
1,158,100	Komatsu Ltd	35,453,188
1,120,000	Mazda Motor Corp	6,058,187
484,400	Mitsubishi Corp	14,065,614
566,000	Mitsubishi Estate Co Ltd	15,306,078
2,513,000	Mitsubishi Heavy Industries	12,236,382
417,000	Mitsui & Co	9,625,742
2,561,000	Mitsui OSK Lines Ltd	38,600,775
1,309,000	Mitsui Trust Holding Inc	11,159,455
1,749	Mizuho Financial Group Inc	9,445,316
191,000	Nikon Corp	5,986,105
141,800	Nintendo Co Ltd	87,071,173
1,943,000	Nippon Oil Corp	16,129,394
6,504,000	Nippon Steel Corp	39,437,250
2,002,000	Nippon Yusen Kabushiki Kaisha	17,467,191
144,000	Nomura Research Institute	5,124,648
4,854	NTT Docomo Inc	7,768,445
178,000	Olympus Corp	7,362,398
22,990	ORIX Corp	4,750,848
1,852,000	Osaka Gas Co Ltd	7,358,606
461,000	Pacific Metals Co Ltd	4,731,656
7,928	Resona Holdings Inc	15,481,456
363,000	Ricoh Company Ltd	6,951,831
16,647	SBI Holdings Inc	5,019,132
397,500	Seven & I Holdings Co Ltd	9,974,831
361,400	Shin-Etsu Chemical Co Ltd	21,541,001
558,700	Softbank Corp	12,909,768
326,500	Sony Corp	17,659,460
393,900	SUMCO Corp	12,286,526
298,000	Sumitomo Metal Mining Co Ltd	6,216,880
683	Sumitomo Mitsui Financial Group Inc	5,878,617

462,600	Takeda Pharmaceutical Co Ltd	29,687,064
185,400	TDK Corp	13,194,606
132,800	Terumo Corp	6,779,512
211,500	Tokyo Electric Power Co Inc	5,811,681
1,675,000	Tokyo Gas Co Ltd	8,364,541
	Total Japan	708,945,592

	Netherlands — 0.7%
314,213	Heineken NV	20,634,068
126,460	ING Groep NV	4,905,491
90,963	Randstad Holdings NV	4,311,901
	Total Netherlands	29,851,460

	Norway — 2.4%
229,550	Frontline Ltd	10,546,215
632,887	Orkla ASA	11,396,359
344,245	Renewable Energy Corp AS *	16,815,558
1,092,650	Statoil ASA	35,399,674
433,900	Tandberg ASA	9,687,062
282,100	Telenor ASA *	6,539,202
274,400	Yara International ASA	10,429,278
	Total Norway	100,813,348

	Singapore — 2.7%
2,593,000	Capitaland Ltd	12,591,988
2,749,000	Cosco Corp	13,521,359
12,900,000	Genting International Plc *	6,431,291
891,000	Keppel Corp Ltd	8,297,745
1,731,000	Keppel Land Ltd	9,002,515
3,976,000	Neptune Orient Lines Ltd	11,453,516
2,970,000	Oversea-Chinese Banking Corp	17,508,232
11,343,500	Singapore Telecommunications	30,371,281
372,000	United Overseas Bank Ltd	5,101,384
	Total Singapore	114,279,311

	Spain — 2.9%
302,454	Abertis Infraestructuras SA	10,112,060
452,627	Acerinox SA	12,197,647
130,040	ACS Actividades de Construccion y Servicios SA	8,369,888
292,561	Cintra Concesiones de Infraestructuras de Transporte SA	4,674,297
303,490	Gas Natural SDG SA	18,688,767
111,647	Inditex SA	7,761,810
346,539	Repsol YPF SA	12,790,783
129,735	Sacyr Vallehermoso SA	5,740,735
1,290,448	Telefonica SA	43,230,127
	Total Spain	123,566,114

	Sweden — 4.0%
152,400	Alfa Laval AB	9,825,186
675,075	Hennes & Mauritz AB Class B	42,154,886
311,100	Kinnevik Investment AB Class B	7,554,750
328,300	Nobia AB	3,062,837
561,200	Nordea AB	9,429,358
1,538,800	Sandvik AB	27,867,332
532,900	Scania AB Class B	13,324,105
366,000	SSAB Svenskt Stal AB Series A	10,046,378
336,300	Tele2 AB Class B	7,675,263
800,500	TeliaSonera AB	7,649,595
708,300	Volvo AB Class A	12,018,670
1,096,800	Volvo AB Class B	18,684,469
	Total Sweden	169,292,829

	Switzerland — 4.6%
321,635	Actelion Ltd *	14,238,955
83,157	Adecco SA	4,636,747
437,434	Credit Suisse Group	26,431,318
42,654	Geberit AG (Registered)	5,863,387
246,390	Logitech International *	8,388,138
57,396	Nestle SA (Registered)	27,596,299
18,468	Nobel Biocare AG	5,252,056
887,504	Novartis AG (Registered)	50,331,911
32,580	Roche Holding AG (Non Voting)	6,221,798
29,934	Swatch Group AG	8,400,423
46,183	Synthes Inc	5,778,973
113,620	Zurich Financial Services AG	33,113,586
	Total Switzerland	196,253,591

	United Kingdom — 19.2%
1,121,477	3i Group Plc	25,060,281
116,447	Anglo American Plc	7,846,302
1,023,858	AstraZeneca Plc	48,554,874
744,139	Aviva Plc	10,425,795
485,139	Barratt Developments Plc	4,632,412
2,230,626	BG Group Plc	46,707,840
2,752,900	BHP Billiton Plc	90,938,721
1,388,258	BT Group Plc	8,177,624
578,429	Burberry Group Plc	6,833,336
564,583	Capita Group Plc	8,605,508
126,134	Carnival Plc	5,503,577
2,018,010	Centrica Plc	15,087,209
561,073	Enterprise Inns Plc (Ordinary Shares)	6,136,327
674,942	GlaxoSmithKline Plc	17,832,912
328,858	HBOS Plc	5,391,688
378,055	Imperial Tobacco Group Plc	19,548,446
653,844	Ladbrokes Plc	4,137,161
670,307	Marks & Spencer Group Plc	8,037,125
522,290	National Grid Plc	8,804,426
514,537	Next Plc	18,404,559
2,227,697	Old Mutual Plc	7,714,879
303,675	Reckitt Benckiser Group Plc	18,024,525
1,143,888	Reuters Group Plc	14,097,146
1,086,620	Rio Tinto Plc	126,202,115
4,410,428	Royal Bank of Scotland Group	41,643,843
1,348,971	Royal Dutch Shell Plc A Shares (London)	54,573,139
187,391	Royal Dutch Shell Plc B Shares (London)	7,533,010
418,044	SABMiller Breweries Plc	11,887,403
1,132,527	Smith & Nephew Plc	13,518,006
323,543	Travis Perkins Plc	8,841,201
219,394	Vedanta Resources Plc	10,385,159
23,645,022	Vodafone Group Inc	88,483,200
4,165,562	William Morrison Supermarkets Plc	26,424,157
200,989	Xstrata Plc	14,114,374
	Total United Kingdom	810,108,280

	TOTAL COMMON STOCKS (COST $3,422,441,381)	3,991,123,235

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.8%

	Germany — 0.8%
7,803	Porsche AG (Non Voting) 0.46%	17,333,333
116,048	Volkswagen AG 1.34%	17,618,286
	Total Germany	34,951,619

	TOTAL PREFERRED STOCKS (COST $12,368,110)	34,951,619

Shares/Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 4.2%
30,149,500	Bank of New York Institutional Cash Reserves Fund (b)	30,149,500
145,300,000	Societe Generale Time Deposit, 4.63%, due 12/03/07	145,300,000

	TOTAL SHORT-TERM INVESTMENTS (COST $175,449,500)	175,449,500

	TOTAL INVESTMENTS — 99.3% (Cost $3,610,258,991)	4,201,524,354

	Other Assets and Liabilities (net) — 0.7%	30,257,359

	TOTAL NET ASSETS — 100.0%	$4,231,781,713

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$3,613,941,690	$711,845,141	$(124,262,477)	$587,582,664

A summary of outstanding financial instruments at November 30, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

2/22/2008	CHF	45,584,631	$40,481,589	$(341,480)
2/22/2008	CHF	45,584,631	40,481,589	(318,424)
2/22/2008	CHF	45,584,631	40,481,589	(295,613)
2/22/2008	CHF	45,584,631	40,481,589	(320,980)
2/22/2008	CHF	45,584,631	40,481,589	(322,076)
2/22/2008	CHF	45,584,631	40,481,589	(379,024)
2/22/2008	CHF	45,584,631	40,481,589	(332,123)
2/22/2008	EUR	28,424,667	41,631,809	113,110
2/22/2008	EUR	9,493,667	13,904,773	(34,750)
2/22/2008	EUR	9,493,667	13,904,773	(33,592)
2/22/2008	GBP	4,072,000	8,348,774	26,095
2/22/2008	JPY	7,903,915,009	71,818,788	268,890
2/22/2008	JPY	6,002,493,009	54,541,550	(349,377)
2/22/2008	JPY	6,002,493,009	54,541,550	(128,951)
2/22/2008	JPY	6,002,493,009	54,541,550	(271,283)
2/22/2008	JPY	6,002,493,009	54,541,550	(287,755)
2/22/2008	JPY	6,002,493,009	54,541,550	(324,340)
2/22/2008	JPY	6,927,352,009	62,945,265	(336,756)
2/22/2008	NOK	10,649,505	1,917,540	(28,997)
2/22/2008	NOK	10,649,505	1,917,540	(27,931)
2/22/2008	NOK	10,972,218	1,975,647	(29,721)
2/22/2008	NZD	13,910,571	10,514,815	82,179
2/22/2008	NZD	13,910,571	10,514,815	80,774
2/22/2008	NZD	13,910,571	10,514,815	89,287
2/22/2008	NZD	13,910,571	10,514,815	43,911
2/22/2008	NZD	13,910,571	10,514,815	67,698
2/22/2008	NZD	13,910,571	10,514,815	65,890
2/22/2008	NZD	13,910,571	10,514,815	56,848
2/22/2008	SEK	48,652,051	7,622,428	(75,129)
2/22/2008	SEK	48,652,051	7,622,428	(79,581)
2/22/2008	SEK	48,652,051	7,622,428	(83,973)
2/22/2008	SEK	48,652,051	7,622,428	(93,262)
2/22/2008	SEK	48,652,051	7,622,428	(80,420)
2/22/2008	SEK	48,652,051	7,622,428	(80,435)

2/22/2008	SEK	48,652,051	7,622,428	(82,388)
2/22/2008	SGD	11,751,441	8,162,707	12,590
2/22/2008	SGD	11,751,441	8,162,707	14,998
2/22/2008	SGD	11,751,441	8,162,707	18,668
2/22/2008	SGD	11,751,441	8,162,707	10,476
2/22/2008	SGD	11,751,441	8,162,707	19,232
2/22/2008	SGD	11,751,441	8,162,707	10,476
2/22/2008	SGD	11,751,441	8,162,707	17,257
			$958,543,432	$(3,739,982)

Sales

2/22/2008	AUD	36,169,826	$31,805,093	$271,286
2/22/2008	AUD	36,169,826	31,805,093	166,502
2/22/2008	AUD	36,169,826	31,805,093	157,785
2/22/2008	AUD	36,169,826	31,805,093	299,607
2/22/2008	AUD	36,169,826	31,805,093	276,892
2/22/2008	AUD	36,169,826	31,805,093	264,413
2/22/2008	AUD	36,169,826	31,805,093	252,948
2/22/2008	CAD	26,507,044	26,518,779	1,340,253
2/22/2008	CAD	14,432,044	14,438,433	359,869
2/22/2008	CAD	14,432,044	14,438,433	331,397
2/22/2008	CAD	14,432,044	14,438,433	370,954
2/22/2008	CAD	14,432,044	14,438,433	305,067
2/22/2008	CAD	14,432,044	14,438,433	272,771
2/22/2008	CAD	14,432,044	14,438,433	312,678
2/22/2008	CHF	25,052,000	22,247,515	(234,423)
2/22/2008	DKK	62,004,739	12,178,778	12,456
2/22/2008	DKK	62,004,739	12,178,778	3,045
2/22/2008	DKK	62,004,739	12,178,778	(152)
2/22/2008	DKK	62,004,739	12,178,778	1,703
2/22/2008	DKK	62,004,739	12,178,778	10,323
2/22/2008	DKK	62,004,739	12,178,778	4,721
2/22/2008	DKK	62,004,739	12,178,778	3,378
2/22/2008	EUR	7,876,569	11,536,312	3,256
2/22/2008	EUR	7,876,569	11,536,312	11,266
2/22/2008	EUR	7,876,569	11,536,312	(15,412)
2/22/2008	EUR	7,876,569	11,536,312	(564)
2/22/2008	EUR	7,876,569	11,536,312	3,177
2/22/2008	EUR	7,876,569	11,536,312	(919)
2/22/2008	EUR	7,876,569	11,536,312	(4,621)
2/22/2008	GBP	10,511,962	21,552,553	(90,827)
2/22/2008	GBP	10,511,962	21,552,553	(126,138)
2/22/2008	GBP	10,511,962	21,552,553	(134,905)
2/22/2008	GBP	18,540,962	38,014,318	(33,620)
2/22/2008	GBP	10,511,962	21,552,553	(102,474)
2/22/2008	GBP	10,511,962	21,552,553	(128,733)
2/22/2008	GBP	10,511,962	21,552,553	(104,471)
2/22/2008	HKD	71,621,353	9,225,573	5,410
2/22/2008	HKD	71,621,353	9,225,573	3,388
2/22/2008	HKD	71,621,353	9,225,573	3,626
2/22/2008	HKD	71,621,353	9,225,573	1,545
2/22/2008	HKD	71,621,353	9,225,573	3,983
2/22/2008	HKD	71,621,353	9,225,573	3,269
2/22/2008	HKD	71,621,353	9,225,573	4,340
2/22/2008	JPY	3,378,150,000	30,695,502	(373,990)
			$786,642,322	$3,710,059

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

8	AEX	December 2007	$1,190,139	$7,889
67	CAC 40	December 2007	5,572,303	142,878
620	DAX	December 2007	179,024,849	5,764,317
59	FTSE 100	December 2007	7,838,283	140,187
666	HANG SENG	December 2007	123,517,875	8,115,162
10	IBEX 35	December 2007	2,314,314	21,491
708	MSCI Singapore	December 2007	41,775,912	1,987,986
120	OMXS 30	December 2007	2,088,749	50,639
21	SPI 200	December 2007	3,045,278	20,311
55	TOPIX	December 2007	7,593,034	324,213
			$373,960,736	$16,575,073

Sales

1,032	S&P Toronto 60	December 2007	$165,107,615	$2,386,590
182	S&P/MIB	December 2007	51,982,666	1,655,424
			$217,090,281	$4,042,014

As of November 30, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of November 30, 2007, the Fund had loaned securities valued by the Fund at $27,897,281, collateralized by cash in the amount of $30,149,500, which was invested in the Bank of New York Institutional Cash Reserves Fund.

(b)	All or a portion of this security represents investment of security lending collateral.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2007, 89.58% of the net assets of the Fund were valued using fair value prices based on models used by a third party vendor.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts.  A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The market value of a forward currency contract fluctuates with changes in forward currency exchange rates.  Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss.  Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss.  These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Schedule of Investments.  In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.

Futures contracts

The Fund may purchase and sell futures contracts.  Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.8%

	Australia — 4.7%
1,127,380	Australia and New Zealand Banking Group Ltd	28,163,331
1,009,314	BHP Billiton Ltd	38,474,982
1,409,111	BlueScope Steel Ltd	12,327,834
538,092	Centro Properties Group	2,617,252
315,009	Commonwealth Bank of Australia	16,674,791
306,700	Macquarie Group Ltd	21,750,227
4,232,474	Mirvac Group Ltd	21,624,180
2,414,840	Qantas Airways Ltd	12,511,925
721,737	QBE Insurance Group Ltd	20,767,323
213,486	Rio Tinto Ltd	27,525,110
5,732,648	Stockland	45,815,194
2,827,816	Suncorp-Metway Ltd	46,860,696
6,732,990	Telstra Corp Ltd	27,815,917
1,260,893	Westpac Banking Corp	31,714,567
847,188	Woodside Petroleum Ltd	36,447,152
788,833	Zinifex Ltd	10,083,147
	Total Australia	401,173,628

	Austria — 0.3%
654	Flughafen Wien AG	73,860
204,281	OMV AG	14,499,834
178,684	Voestalpine AG	13,055,597
	Total Austria	27,629,291

	Belgium — 1.7%
208,601	Belgacom SA	10,882,158
23,323	Colruyt SA	5,151,837
85,440	Delhaize Group	7,454,531
1,651,548	Dexia	44,990,072
2,132,999	Fortis	56,961,388
28,241	Solvay SA	4,187,293
202,890	UCB SA	9,646,048
27,392	Umicore	6,390,802
	Total Belgium	145,664,129

	Canada — 2.3%
510,911	BCE Inc	20,084,916
554,300	Canadian Imperial Bank of Commerce	49,252,018
430,200	Canadian Natural Resources	27,929,980
739,800	EnCana Corp	48,015,421
109,200	Magna International Inc Class A	8,736,437
530,300	National Bank of Canada	28,627,025
344,000	Sun Life Financial Inc	18,122,826
	Total Canada	200,768,623

	Denmark — 0.2%
544	AP Moller-Maersk A/S	6,459,613
332,800	Danske Bank A/S	13,304,120
	Total Denmark	19,763,733

	Finland — 2.3%
97,922	Metso Oyj	5,315,276
153,134	Neste Oil Oyj	5,390,435
3,003,529	Nokia Oyj	118,403,704

348,479	Outokumpu Oyj	11,196,134
599,149	Rautaruukki Oyj	28,135,577
966,504	Sampo Oyj Class A	28,334,791
38,955	Stockmann Oyj AB Class A	1,792,334
24,500	Wartsila Oyj Class A	1,892,196
	Total Finland	200,460,447

	France — 12.9%
1,588,689	Arcelor Mittal	116,702,748
1,141,608	BNP Paribas	128,679,721
24,560	Bongrain SA	2,923,564
221,214	Bouygues	19,801,709
118,326	Casino Guichard-Perrachon SA	12,994,648
274,153	Cie de Saint-Gobain	26,852,501
844,958	Credit Agricole SA	29,707,944
388,931	France Telecom SA	14,739,257
3,655	Fromageries Bel	1,099,831
303,521	Michelin SA Class B	35,915,811
703,581	Peugeot SA	54,541,883
436,629	Renault SA	63,333,688
2,769,260	Sanofi-Aventis	264,097,042
117,397	Societe Generale	18,083,216
3,957,451	Total SA	320,034,907
	Total France	1,109,508,470

	Germany — 8.9%
758	Aareal Bank AG	32,721
194,367	Adidas AG	12,869,389
370,678	Allianz SE (Registered)	76,594,924
622,949	BASF AG	86,598,386
163,521	Bayer AG	13,516,724
793,651	Bayerische Motoren Werke AG	48,367,113
138,364	Commerzbank AG	5,453,609
885,795	DaimlerChrysler AG (Registered)	90,165,991
755,197	Deutsche Bank AG (Registered)	99,420,022
264,290	Deutsche Lufthansa AG (Registered)	7,163,607
756,435	Deutsche Post AG (Registered)	25,689,119
87,955	E. ON AG	17,906,988
50,105	Hypo Real Estate Holding AG	2,662,179
156,482	MAN AG	25,399,885
549,358	Muenchener Rueckversicherungs AG (Registered)	100,215,769
73,461	RWE AG	10,018,482
143,830	Salzgitter AG	23,231,473
137,103	Siemens AG (Registered)	20,840,407
828,778	ThyssenKrupp AG	49,056,042
218,517	Volkswagen AG	52,416,432
	Total Germany	767,619,262

	Greece — 0.1%
186,237	National Bank of Greece SA	12,506,685

	Hong Kong — 0.9%
5,025,598	CLP Holdings Ltd	34,237,542
171,000	Guoco Group	2,303,340
1,102,511	Hang Lung Group Ltd	6,347,564
331,900	Hong Kong Aircraft Engineering Co Ltd	10,331,398
3,961,969	Hong Kong Electric Holdings Ltd	20,715,542
564,700	Hong Kong Ferry Co Ltd	572,725
1,479,400	Yue Yuen Industrial Holdings	4,722,273
	Total Hong Kong	79,230,384

	Ireland — 0.5%
580,741	Bank of Ireland	9,218,276
906,394	CRH Plc	34,221,908
	Total Ireland	43,440,184

	Italy — 3.8%
2,290,866	Enel SPA	27,428,376
7,377,658	ENI SPA	264,072,635
712,283	Fiat SPA	19,566,697
186,680	Fiat SPA - Di RISP	4,172,148
174,411	Fondiaria - Sai SPA - Di RISP	5,233,858
291,136	Italcementi SPA-Di RISP	4,374,513
9,785	Italmobiliare SPA	942,914
97,300	Natuzzi SPA ADR*	504,987
779,886	Snam Rete Gas SPA	4,959,527
	Total Italy	331,255,655

	Japan — 20.9%
437,470	Acom Co Ltd	10,812,367
310,800	Aiful Corp	6,114,603
147,600	Aisin Seiki Co Ltd	5,973,337
768,000	Asahi Kasei Corp	5,551,051
350,100	Astellas Pharma Inc	15,619,917
450,700	Chubu Electric Power Co Inc	12,506,223
2,015,000	Cosmo Oil Co Ltd	8,326,617
765,580	Daiichi Sankyo Co Ltd	24,024,760
577,800	Eisai Co Ltd	25,560,101
3,223,000	Fuji Heavy Industries Ltd	16,086,127
486,900	Fuji Photo Film Co Ltd	21,504,733
5,821,500	Haseko Corp*	11,620,807
271,100	Hitachi Construction Machinery	9,792,691
915,000	Hitachi Ltd	6,456,313
453,000	Hokkaido Electric Power	10,018,148
4,811,200	Honda Motor Co Ltd	167,095,472
367,200	Hoya Corp	12,888,033
3,633,000	Isuzu Motors Ltd	17,054,999
5,760,000	Itochu Corp	61,322,573
532,600	JFE Holdings Inc	29,369,379
595,200	Kansai Electric Power Co Inc	15,269,645
1,069,000	Kao Corp	32,394,159
4,029,000	Kawasaki Kisen Kaisha Ltd	48,400,613
280,000	Konami Corp	8,319,200
892,200	Kyushu Electric Power Co Inc	24,257,873
5,851,000	Marubeni Corp	44,995,641
1,408,000	Mazda Motor Corp	7,616,007
965,500	Mitsubishi Chemical Holdings	7,728,230
2,934,500	Mitsubishi Corp	85,209,627
1,278,000	Mitsubishi Electric Corp	14,774,667
1,863,000	Mitsubishi Materials Corp	9,483,891
2,941,000	Mitsui & Co	67,888,026
461,000	Mitsui Chemicals Inc	3,380,829
2,362,000	Mitsui OSK Lines Ltd	35,601,340
4,092,000	Mitsui Trust Holding Inc	34,885,019
220,000	Nagase & Co	2,491,001
1,605,500	Nippon Mining Holdings Inc	11,908,650
5,246,000	Nippon Oil Corp	43,548,532
926,000	Nippon Sheet Glass	5,114,080
7,653,000	Nippon Steel Corp	46,404,255
10,823	Nippon Telegraph & Telephone Corp	49,109,762

3,433,000	Nippon Yusen Kabushiki Kaisha	29,952,481
8,056,100	Nissan Motor Co	92,369,772
39,683	NTT Docomo Inc	63,509,520
177,000	Olympus Corp	7,321,037
163,700	Ono Pharmaceutical Co Ltd	8,337,726
8,812,000	Osaka Gas Co Ltd	35,012,979
361,050	Promise Co Ltd	10,168,587
25,578	Resona Holdings Inc	49,947,615
1,700,000	Ricoh Company Ltd	32,556,786
78,200	Ryosan Co	2,018,735
41,048	SBI Holdings Inc	12,376,124
513,700	Sega Sammy Holdings Inc	6,575,777
1,322,100	Seven & I Holdings Co Ltd	33,176,664
292,000	Shin-Etsu Chemical Co Ltd	17,404,461
1,070,000	Shinko Securities Co Ltd	4,776,878
781,700	Showa Shell Sekiyu KK	8,934,672
5,790,200	Sojitz Corp	22,914,445
109,600	Sony Corp	5,927,953
2,386,900	Sumitomo Corp	35,995,479
2,544,000	Sumitomo Metal Industries Ltd	11,348,236
504,000	Taisho Pharmaceutical Co Ltd	9,867,252
1,632,800	Takeda Pharmaceutical Co Ltd	104,783,912
987,690	Takefuji Corp	25,441,718
159,500	TDK Corp	11,351,346
487,600	Tokyo Electric Power Co Inc	13,398,467
3,588,000	Tokyo Gas Co Ltd	17,917,597
479,400	Tokyo Steel Manufacturing Co	6,187,608
896,000	TonenGeneral Sekiyu KK	9,367,119
848,000	Tosoh Corp	4,163,036
237,000	Toyo Suisan Kaisha Ltd	4,448,153
200	Toyota Industries Corp	8,411
330,200	Toyota Motor Corp	18,721,249
273,500	Urban Corp	4,455,496
	Total Japan	1,797,216,589

	Netherlands — 3.5%
4,238,988	Aegon NV	75,678,500
14,863	Gamma Holdings NV	1,161,847
442,871	Heineken NV	29,082,916
4,479,797	ING Groep NV	173,775,137
256,990	Koninklijke DSM	12,784,602
496,616	Reed Elsevier NV	9,110,834
	Total Netherlands	301,593,836

	Norway — 0.6%
482,900	DnB NOR ASA	7,543,147
368,732	Orkla ASA	6,639,735
1,202,600	Statoil ASA	38,961,834
	Total Norway	53,144,716

	Portugal — 0.1%
1,248,894	Banco Commercial Portugues SA	5,436,811

	Singapore — 1.5%
65,000	DBS Group Holdings Ltd	904,286
83,193	Haw Par Corp Ltd	397,505
2,384,000	Neptune Orient Lines Ltd	6,867,501
3,387,000	Oversea-Chinese Banking Corp	19,966,459
3,258,100	Sembcorp Industrie	12,626,713
3,626,000	SembCorp Marine Ltd	11,052,288

2,762,000	Singapore Press Holdings Ltd	8,663,295
17,953,000	Singapore Telecommunications	48,067,670
1,138,201	Straits Trading Co Ltd	3,760,387
1,133,000	United Overseas Bank Ltd	15,537,280
	Total Singapore	127,843,384

	Spain — 1.6%
118,893	Gas Natural SDG SA	7,321,373
1,669,334	Repsol YPF SA	61,615,255
2,098,068	Telefonica SA	70,285,471
	Total Spain	139,222,099

	Sweden — 1.6%
720,400	Electrolux AB Series B	12,138,666
1,404,200	Investor AB	32,955,008
852,800	Nordea AB	14,328,860
612,800	Scania AB Class B	15,321,846
336,600	SKF AB Class B	5,937,628
152,500	SSAB Svenskt Stal AB Series A	4,185,991
493,800	Svenska Handelsbanken AB Class A	15,703,597
237,300	Swedbank AB	7,649,126
291,500	Tele2 AB Class B	6,652,807
408,700	Volvo AB Class A	6,934,958
1,120,700	Volvo AB Class B	19,091,616
	Total Sweden	140,900,103

	Switzerland — 3.4%
213,209	Credit Suisse Group	12,882,846
2,377,373	Novartis AG (Registered)	134,824,999
558,969	Swiss Reinsurance Co (Registered)	41,476,433
348,504	Zurich Financial Services AG	101,568,538
	Total Switzerland	290,752,816

	United Kingdom — 21.0%
1,932,712	3i Group Plc	43,187,962
835,467	Alliance & Leicester Plc	12,522,258
395,004	Antofagasta Plc	6,193,476
2,224,284	AstraZeneca Plc	105,483,211
3,184,907	Aviva Plc	44,622,290
1,110,573	Barratt Developments Plc	10,604,448
1,297,533	BG Group Plc	27,169,487
474,654	BHP Billiton Plc	15,679,621
2,179,579	BT Group Plc	12,838,951
2,441,360	Centrica Plc	18,252,292
6,261,224	DSG International Plc	14,498,241
708,110	FirstGroup Plc	10,320,336
1,049,087	GKN Plc	6,899,229
13,645,986	GlaxoSmithKline Plc	360,546,039
2,399,838	HBOS Plc	39,345,790
2,243,256	Home Retail Group	15,991,337
269,777	Imperial Tobacco Group Plc	13,949,613
1,020,747	International Power Plc	9,796,259
747,093	J Sainsbury Plc	6,751,262
4,451,832	Kingfisher Plc	13,937,460
809,672	Next Plc	28,961,291
7,915,655	Old Mutual Plc	27,413,208
1,156,444	Rio Tinto Plc	134,311,607
19,768,853	Royal Bank of Scotland Group	186,660,118
1,344,333	Royal Dutch Shell Group Class A (Amsterdam)	54,391,816
3,163,617	Royal Dutch Shell Plc A Shares (London)	127,985,339

1,075,092	Royal Dutch Shell Plc B Shares (London)	43,218,079
180,911	Scottish & Southern Energy Plc	5,912,538
471,114	Smith News Plc	1,079,270
2,881,273	Taylor Woodrow Plc	12,186,049
706,644	Unilever Plc	25,851,225
764,160	United Utilities Plc	11,775,704
210,819	Vedanta Resources Plc	9,979,256
91,694,873	Vodafone Group Inc	343,135,894
74,179	Xstrata Plc	5,209,191
	Total United Kingdom	1,806,660,147

	TOTAL COMMON STOCKS (COST $6,436,193,962)	8,001,790,992

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.6%

	Germany — 0.6%
9,049	Villeroy & Boch AG (Non Voting) 3.88%	130,229
310,387	Volkswagen AG 1.34%	47,122,629
	Total Germany	47,252,858

	Italy — 0.0%
156,205	Fiat SPA 2.15%	3,492,244

	TOTAL PREFERRED STOCKS (COST $12,196,292)	50,745,102

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 5.4%
428,500,000	ING Bank Time Deposit, 4.64%, due 12/03/07	428,500,000
33,000,000	Rabobank Time Deposit, 4.56%, due 12/03/07	33,000,000

	TOTAL SHORT-TERM INVESTMENTS (COST $461,500,000)	461,500,000

	TOTAL INVESTMENTS — 98.8% (Cost $6,909,890,254)	8,514,036,094

	Other Assets and Liabilities (net) — 1.2%	106,442,468

	TOTAL NET ASSETS — 100.0%	$8,620,478,562

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$6,925,986,108	$1,753,349,674	$(165,299,688)	$1,588,049,986

A summary of outstanding financial instruments at November 30, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys

2/22/2008	CAD	7,810,154	$7,813,612	$(169,211)
2/22/2008	CAD	7,810,154	7,813,612	(194,749)
2/22/2008	CAD	7,810,154	7,813,612	(177,297)
2/22/2008	CAD	7,810,154	7,813,612	(200,748)
2/22/2008	CAD	7,810,154	7,813,612	(147,615)
2/22/2008	CAD	7,810,154	7,813,612	(179,341)
2/22/2008	CAD	7,810,154	7,813,612	(165,093)
2/22/2008	CHF	112,484,132	99,891,923	(794,752)
2/22/2008	CHF	112,484,132	99,891,923	(785,740)
2/22/2008	CHF	112,484,132	99,891,923	(729,452)
2/22/2008	CHF	112,484,132	99,891,923	(792,048)
2/22/2008	CHF	112,484,132	99,891,923	(935,275)
2/22/2008	CHF	112,484,132	99,891,923	(842,632)
2/22/2008	CHF	112,484,132	99,891,923	(819,543)
2/22/2008	EUR	72,854,000	106,704,640	561,462
2/22/2008	EUR	23,249,667	34,052,315	(80,289)
2/22/2008	EUR	23,249,667	34,052,315	(85,102)
2/22/2008	EUR	23,249,667	34,052,315	(82,265)
2/22/2008	GBP	12,467,000	25,560,945	79,893
2/22/2008	JPY	5,142,524,732	46,727,463	(299,322)
2/22/2008	JPY	5,142,524,732	46,727,463	(232,417)
2/22/2008	JPY	5,142,524,732	46,727,463	(246,529)
2/22/2008	JPY	5,142,524,732	46,727,463	(277,872)
2/22/2008	JPY	5,142,524,732	46,727,463	(259,834)
2/22/2008	JPY	5,142,524,732	46,727,463	(110,477)
2/22/2008	JPY	5,142,524,732	46,727,463	(185,251)
2/22/2008	JPY	2,831,383,000	25,727,313	(102,467)
2/22/2008	NZD	27,441,572	20,742,718	162,116
2/22/2008	NZD	27,441,572	20,742,718	176,138
2/22/2008	NZD	27,441,572	20,742,718	86,624
2/22/2008	NZD	27,441,572	20,742,718	129,982
2/22/2008	NZD	27,441,572	20,742,718	112,145

2/22/2008	NZD	27,441,572	20,742,718	133,549
2/22/2008	NZD	27,441,572	20,742,718	159,344
2/22/2008	SEK	327,172,145	51,258,806	(554,029)
2/22/2008	SEK	327,172,145	51,258,806	(505,220)
2/22/2008	SEK	327,172,145	51,258,806	(564,698)
2/22/2008	SEK	327,172,145	51,258,806	(627,159)
2/22/2008	SEK	327,172,145	51,258,806	(540,903)
2/22/2008	SEK	327,172,145	51,258,806	(540,805)
2/22/2008	SEK	327,172,145	51,258,806	(535,163)
2/22/2008	SGD	34,468,502	23,942,279	43,990
2/22/2008	SGD	34,468,502	23,942,279	54,756
2/22/2008	SGD	34,468,502	23,942,279	30,727
2/22/2008	SGD	34,468,502	23,942,279	56,411
2/22/2008	SGD	34,468,502	23,942,279	30,727
2/22/2008	SGD	34,468,502	23,942,279	50,616
2/22/2008	SGD	34,468,502	23,942,276	36,931
			$2,012,787,447	$(10,857,887)

Sales

2/22/2008	AUD	76,908,000	67,627,255	3,071,962
2/22/2008	AUD	32,646,957	28,707,340	228,311
2/22/2008	AUD	32,646,957	28,707,340	244,863
2/22/2008	AUD	32,646,957	28,707,340	150,285
2/22/2008	AUD	32,646,957	28,707,340	270,426
2/22/2008	AUD	32,646,957	28,707,340	249,923
2/22/2008	AUD	32,646,957	28,707,340	238,660
2/22/2008	AUD	32,646,957	28,707,340	142,417
2/22/2008	DKK	18,806,040	3,693,824	924
2/22/2008	DKK	18,806,040	3,693,824	516
2/22/2008	DKK	19,375,920	3,805,758	1,056
2/22/2008	EUR	64,226,309	94,068,207	26,547
2/22/2008	EUR	64,226,309	94,068,207	(125,670)
2/22/2008	EUR	64,226,309	94,068,207	(4,603)
2/22/2008	EUR	64,226,309	94,068,207	25,905
2/22/2008	EUR	64,226,309	94,068,207	91,865
2/22/2008	EUR	64,226,309	94,068,207	(7,493)
2/22/2008	EUR	64,226,309	94,068,207	(37,679)
2/22/2008	GBP	37,053,327	75,970,004	(368,248)
2/22/2008	GBP	37,053,327	75,970,004	(361,208)
2/22/2008	GBP	37,053,327	75,970,004	(320,153)
2/22/2008	GBP	37,053,327	75,970,004	(444,615)
2/22/2008	GBP	37,053,327	75,970,004	(475,518)
2/22/2008	GBP	37,053,327	75,970,004	(357,132)
2/22/2008	GBP	37,053,327	75,970,004	(453,767)
2/22/2008	HKD	63,655,975	8,199,550	4,808
2/22/2008	HKD	63,655,975	8,199,550	3,011
2/22/2008	HKD	63,655,975	8,199,550	3,223
2/22/2008	HKD	63,655,975	8,199,550	1,373
2/22/2008	HKD	63,655,975	8,199,550	3,540
2/22/2008	HKD	63,655,975	8,199,550	2,906
2/22/2008	HKD	63,655,975	8,199,550	3,857
2/22/2008	NOK	84,707,000	15,252,263	797,417
2/22/2008	NOK	43,650,000	7,859,578	151,396
2/22/2008	NOK	41,158,693	7,410,996	107,953
2/22/2008	NOK	41,158,693	7,410,996	116,886
2/22/2008	NOK	42,405,926	7,635,570	108,527
			$1,573,005,771	$3,092,471

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

39	AEX	December 2007	$5,801,928	$38,457
251	CAC 40	December 2007	20,875,346	535,263
1,385	DAX	December 2007	399,918,412	12,322,286
200	FTSE 100	December 2007	26,570,452	475,210
652	Hang Seng	December 2007	120,921,403	7,944,573
201	OMXS 30	December 2007	3,498,654	84,820
23	S&P/MIB	December 2007	6,569,238	107,896
1,488	SGX SiMSCI	December 2007	87,800,221	4,178,140
45	SPI 200	December 2007	6,525,595	43,523
206	TOPIX Index	December 2007	28,439,365	1,214,328
			$706,920,614	$26,944,496

Sales

494	IBEX 35	December 2007	$114,327,099	$(716,870)
975	S&P Toronto 60	December 2007	155,988,299	2,044,172
			$270,315,398	$1,327,302

As of November 30, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*          Non-income producing security.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.  As of November 30, 2007, 90.82% of the net assets of the Fund were valued using fair value prices based on models used by a third party vendor.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts.  A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The market value of a forward currency contract fluctuates with changes in forward currency exchange rates.  Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss.  Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss.  These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Schedule of Investments.  In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.

Futures contracts

The Fund may purchase and sell futures contracts.  Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
3,661,226	GMO Emerging Markets Opportunities Fund, Class VI	55,284,512
10,141,670	GMO International Growth Equity Fund, Class IV	355,364,104
9,301,325	GMO International Intrinsic Value Fund, Class IV	353,357,353
	TOTAL MUTUAL FUNDS (COST $699,868,839)	764,005,969

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

20,802	Citigroup Global Markets Repurchase Agreement, dated 11/30/07, due 12/03/07, with a maturity value of $20,806 and an effective yield of 2.30%, collateralized by a U.S. Treasury Note with a rate of 2.63%, maturity date of 05/15/08 and a market value, including accrued interest, of $21,981.	20,802

	TOTAL SHORT-TERM INVESTMENTS (COST $20,802)	20,802

	TOTAL INVESTMENTS — 100.0% (Cost $699,889,641)	764,026,771

	Other Assets and Liabilities (net) — (0.0%)	(85,441)

	TOTAL NET ASSETS — 100.0%	$763,941,330

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$699,890,290	$64,136,481	$—	$64,136,481

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2007 is set forth below:

	Value,
	beginning of		Sales	Dividend	Distributions of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Emerging Markets Opportunities Fund, Class VI	$30,555,475	$15,238,586	$2,355,390	$50,973	$982,500	$55,284,512

GMO International Growth Equity Fund, Class IV	204,814,359	131,703,388	11,681,189	—	11,246,880	355,364,104

GMO International Intrinsic Value Fund, Class IV	205,050,535	135,529,017	5,803,117	—	7,093,949	353,357,353

Totals	$440,420,369	$282,470,991	$19,839,696	$50,973	$19,323,329	$764,005,969

Notes to Schedule of Investments:

Portfolio valuation

Shares of the underlying funds and other mutual funds are valued at their net asset value.

Investments held by the underlying funds are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies or procedures are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.  Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2007, 88.36% of the net assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.0%

	Australia — 7.0%
60,940	Bendigo Bank Ltd *	904,162
77,982	BlueScope Steel Ltd	682,238
390,066	Boral Ltd	2,220,286
129,440	Bradken Ltd	1,553,506
98,399	Cabcharge Australia Ltd	960,483
335,484	Challenger Financial Services Group Ltd	1,652,606
31,614	Cochlear Ltd	2,113,738
1,687,677	Commonwealth Property Office Fund	2,378,942
341,369	Consolidated Minerals Ltd	1,478,006
939,440	CSR Ltd	2,530,234
211,590	David Jones Ltd	938,290
365,388	DB RREEF Trust	651,161
282,972	Downer Edi Ltd	1,234,339
5,966	Fortescue Metals Group Ltd *	304,278
327,452	Great Southern Ltd	625,574
230,544	Gunns Ltd	776,855
54,162	Incitec Pivot Ltd	4,362,294
112,092	Independence Group NL	817,523
632,646	ING Industrial Fund Unit	1,506,257
156,262	JB Hi-Fi Ltd	2,245,912
1,280,788	Macquarie DDR Trust	1,196,846
3,045,429	Macquarie Office Trust	4,130,374
333,680	MFS Ltd	1,444,509
386,672	Minara Resources Ltd	2,154,730
302,869	Mincor Resources	1,209,057
168,174	Mirvac Group Ltd	859,220
432,683	Mount Gibson Iron Ltd *	1,007,202
721,173	Oxiana Ltd	2,527,107
741,360	Pan Australian Resources Ltd *	663,440
764,444	PaperlinX Ltd	1,646,142
210,599	Sally Malay Mining Ltd	962,668
95,083	Seek Ltd	666,818
87,894	Silex Systems Ltd *	556,825
61,809	Sims Group Ltd	1,497,819
80,728	Transpacific Industries Group Ltd	788,472
115,141	West Australian Newspapers Holdings Ltd	1,249,934
	Total Australia	52,497,847

	Austria — 0.8%
76,675	Austrian Airlines *	645,402
19,143	Flughafen Wien AG	2,161,916
19,232	Mayr-Melnhof Karton AG (Bearer)	2,165,079
27,223	RHI AG *	1,115,121
	Total Austria	6,087,518

	Belgium — 1.7%
54,656	AGFA-Gevaert NV	601,268
25,508	CMB Cie Maritime Belge	2,284,632
4,721	Cofinimmo SA	904,642
76,191	Cumerio	3,111,552
54,010	Euronav SA	1,779,457
15,667	GIMV NV	1,145,857
50,136	Tessenderlo Chemie	2,765,066
	Total Belgium	12,592,474

	Brazil — 0.3%
15,856	Companhia Saneamento Basico Sao Paulo	387,577
9,300	Companhia Siderurgica Nacional SA	708,122
7,300	Duratex SA (Preferred Shares)	182,021
6,000	Tele Norte Leste Participacoes SA	198,137
7,700	Unibanco-Uniao de Bancos Brasileiros SA GDR	1,152,844
	Total Brazil	2,628,701

	Canada — 5.5%
100,100	Ace Aviation Holdings Inc Class A *	2,741,876
25,600	Aecon Group Inc	436,502
53,000	AGF Management Ltd Class B	1,684,424
55,500	Baytex Trust	1,042,897
105,300	Biovail Corp	1,601,693
11,200	Canadian Utilities Class A	565,628
200,500	CGI Group Inc *	2,279,799
9,400	Cogeco Cable Inc	412,775
8,200	Empire Co Ltd	367,542
169,200	Equinox Minerals Ltd *	736,057
38,045	FNX Mining Co Inc *	1,273,049
66,900	Hudbay Minerals Inc *	1,438,422
76,500	Katanga Mining Ltd *	1,134,552
34,000	KHD Humboldt Wedag International Ltd *	1,081,880
50,200	Laurentian Bank of Canada	2,037,720
103,400	Methanex Corp	3,071,134
163,500	Neo Materials Technologies Inc *	796,285
229,400	Northgate Minerals Corp *	711,176
59,500	Oilexco Inc *	890,164
10,166	Onex Corp	368,841
32,300	Petrobank Energy and Resources Ltd *	1,626,386
31,000	Primewest Energy Trust	829,911
135,571	Quebecor Inc Class B	5,241,437
126,456	Quebecor World Inc *	282,011
63,500	RONA Inc *	1,112,576
87,500	Russel Metals Inc	2,156,108
13,100	ShawCor Ltd	441,885
116,500	Sino Forest Corp *	2,563,128
52,800	Transcontinental Inc	962,064
64,900	Trican Well Service Ltd	1,106,600
93,800	UEX Corp *	700,721
	Total Canada	41,695,243

	China — 1.2%
66,920	Angang Steel Co Ltd Class H	208,333
304,000	China CITIC Bank *	206,398
218,000	China Life Insurance Co Ltd Class H	1,195,485
1,232,992	China Petroleum & Chemical Corp Class H	1,878,021
146,000	China Shipping Development Co Ltd Class H	401,516
7,250	China Telecom Corp Ltd ADR	585,510
115,500	China Telecom Corp Ltd Class H	92,945
824,000	CNOOC Ltd	1,519,679
104,000	Cosco Pacific Ltd	289,628
256,000	Datang International Power Generation Co Ltd	233,571
613,600	Denway Motors Ltd	403,169
274,000	Huaneng Power International Inc Class H	293,220
116,000	Jiangxi Copper Co Ltd Class H	308,454
508,000	Peace Mark Holdings Ltd	757,457
72,000	Shanghai Industrial Holdings Ltd	350,605
186,000	Yanzhou Coal Mining Co Ltd	383,381
	Total China	9,107,372

	Denmark — 0.2%
43,175	A/S Dampskibsselskabet Torm	1,648,273

	Finland — 2.5%
93,502	Amer Group Class A	2,553,340
58,176	Elcoteq Network Corp	320,315
6,979	Kesko Oyj Class B	409,026
100,556	Nokian Renkaat Oyj	3,820,317
170,029	OKO Bank	3,358,441
45,400	Orion Oyj	1,074,051
34,700	Outotec Oyj	2,191,076
24,200	Rakentajain Konevuokr	669,329
75,900	Ramirent Oyj	1,293,758
132,843	Tietoenator Oyj	2,848,558
	Total Finland	18,538,211

	France — 3.9%
8,945	Air France	319,519
2,145	Areva	2,346,906
27,352	Arkema *	1,729,375
7,903	BIC SA	589,952
45,750	Business Objects SA *	2,787,338
4,957	Casino Guichard-Perrachon SA	544,381
3,709	Ciments Francais	619,790
5,722	Geophysique Cie Generale *	1,716,153
2,985	Michelin SA Class B	353,217
35,890	Nexans SA	4,790,198
69,191	Publicis Groupe	2,512,850
30,692	Recyclex SA *	827,087
50,590	SCOR SE	1,312,157
31,818	UbiSoft Entertainment SA *	2,766,566
32,128	Valeo SA	1,614,728
20,328	Wendel Investissement	3,182,776
24,706	Zodiac SA	1,620,703
	Total France	29,633,696

	Germany — 8.4%
123,470	Aixtron AG *	1,549,628
86,329	Altana AG	2,153,103
54,378	Arques Industries AG	2,151,683
29,514	Balda AG *	438,329
18,981	Bechtle AG	834,936
40,214	Bilfinger & Berger AG	3,272,155
30,326	Comdirect Bank AG	377,434
79,453	GEA Group AG *	2,877,161
52,180	Gildemeister AG	1,322,526
167,416	Hannover Rueckversicherungs AG (Registered)	7,950,511
3,277	Hochtief AG	432,332
20,984	IWKA AG *	838,092
9,528	K&S AG	1,919,400
24,695	Kloeckner & Co AG	1,196,375
11,644	Krones AG	961,429
23,363	Leonische Drahtwerke AG	1,254,308
147,320	Norddeutsche Affinerie AG	4,990,730
3,017	Puma AG Rudolf Dassler Sport	1,217,788
28,461	Q-Cells AG *	4,006,031
122,519	Rhoen-Klinikum AG	3,861,098
3,538	Salzgitter AG	571,459
64,276	SGL Carbon AG *	3,649,226
9,780	Software AG	798,782
9,173	Solon AG Fuer Solartechnik *	992,573

251,616	Suedzucker AG	5,529,770
207,815	TUI AG * (a)	5,812,159
18,270	Vossloh AG	1,993,069
	Total Germany	62,952,087

	Greece — 1.1%
33,052	Babis Vovos International *	1,007,129
21,092	Diana Shipping Inc	746,868
6,954	DryShips Inc	657,014
172,137	Hellenic Technodomiki Tev SA	2,257,410
69,183	Michaniki SA	606,195
80,094	Quintana Maritime Ltd	2,126,496
190,551	Technical Olympic SA *	228,254
27,086	Tsakos Energy Navigation Ltd	977,805
	Total Greece	8,607,171

	Hong Kong — 1.6%
4,000	Ajisen China Holdings Ltd *	6,242
88,000	Asia Satellite Telecommunications Holdings Ltd	168,479
790,000	Chinese Estates Holdings Ltd	1,554,268
72,000	Citic Pacific Ltd	407,740
38,000	Dah Sing Financial Services	340,408
35,000	Guoco Group	471,444
46,000	Kingboard Chemical Holdings Ltd	252,046
42,000	Orient Overseas International Ltd	322,617
3,361,000	Pacific Basin Shipping Ltd	6,946,989
615,000	Sun Hung Kai & Co Ltd	840,919
592,000	Xinyi Glass Holdings Co Ltd	686,667
	Total Hong Kong	11,997,819

	Hungary — 0.2%
55,440	Magyar Telekom Nyrt	289,363
4,200	MOL Magyar Olaj es Gazipari Nyrt (New Shares)	601,699
1,530	Richter Gedeon Nyrt	340,358
	Total Hungary	1,231,420

	Ireland — 1.7%
110,207	C&C Group Plc	592,156
225,347	DCC Plc	5,611,007
1,474,085	Fyffes Plc	2,018,496
109,575	Kerry Group Plc	3,201,358
1,302,945	Total Produce Ltd	1,273,494
	Total Ireland	12,696,511

	Israel — 0.3%
76,960	Bank Hapoalim BM	388,783
88,930	Bank Leumi Le	415,813
11,310	Check Point Software Technologies Ltd *	258,094
24,800	Teva Pharmaceutical Industries Ltd Sponsored ADR	1,106,824
	Total Israel	2,169,514

	Italy — 3.8%
86,848	AEM SPA	364,900
311,037	ASM Brescia SPA	2,211,772
142,687	Benetton Group SPA	2,631,322
1,400,808	Beni Stabili SPA	1,762,818
177,554	Bulgari SPA	2,626,515
65,697	Buzzi Unicem SPA	1,820,754
305,053	Cementir SPA	2,888,307
86,797	Danieli and Co SPA (Savings Shares)	2,098,110
610,590	Ducati Motor Holding SPA *	1,563,478

86,211	ERG SPA	1,754,551
266,262	Impregilo SPA *	1,755,291
107,939	Indesit Company SPA	1,818,879
25,134	Italcementi SPA-Di RISP	377,655
35,024	Italmobiliare SPA-RNC	2,341,655
341,277	Milano Assicurazioni SPA	2,508,139
	Total Italy	28,524,146

	Japan — 16.7%
108,200	Aderans Co Ltd	1,719,834
21,500	Alfresa Holdings Corp	1,248,264
269,200	Alps Electric Co Ltd	3,383,177
136,400	AOC Holdings Inc	2,213,298
39,000	Avex Group Holding Inc (a)	531,165
127,000	Bosch Automotive Systems Corp	649,100
212,000	Calsonic Kansei Corp	1,201,299
30,000	Capcom	815,716
192,000	Central Glass Co Ltd	710,363
68,000	Chiba Kogyo Bank Ltd *	969,001
58,000	Chugoku Marine Paints Ltd	648,249
380,000	Cosmo Oil Co Ltd	1,570,280
112,950	Daiei Inc *	684,762
313,000	Daiichi Chuo Kisen Kaisha	2,173,173
34,000	Daiichikosho Co Ltd	390,756
594,000	Daikyo Inc	1,709,871
192,000	Daio Paper Corp (a)	1,677,923
20,000	Daiseki Co Ltd	673,710
207	DeNa Co Ltd	1,462,280
65,800	Futaba Industrial Co Ltd	1,793,223
46,000	GLORY Ltd	1,251,224
201,000	Godo Steel	591,604
57,100	H.I.S. Co Ltd	1,108,888
4,630	Hakuhodo Dy Holdings Inc	269,495
435,000	Hanwa Co Ltd	2,073,436
428,400	Haseko Corp *	855,167
1,060,500	Hitachi Zosen Corp *	1,601,573
129,700	Hosiden Corp	2,200,292
625,000	Iwatani International Corp (a)	1,979,739
257,000	JACCS Co Ltd	684,908
71	Japan Excellent Inc	620,055
281	Japan Prime Realty Investment Corp	1,166,890
53,400	Joint Corp	1,317,630
157,000	Juki Corp	1,320,344
43,000	Kaga Electronics Co Ltd	637,730
150,000	Kamigumi Co Ltd	1,169,814
58,000	Kanto Tsukuba Bank Ltd (a)	398,548
104,300	Katokichi Co Ltd	663,764
252,000	Kayaba Industry Co	1,511,005
171	Kenedix Realty Investment Corp	1,170,996
400,000	Kiyo Holdings Inc	672,730
32,600	KOA Corp	279,802
51,000	Kohnan Shoji Co Ltd	840,275
85,000	Kojima Co Ltd (a)	446,441
428,000	Kurabo Industries Ltd	1,057,331
292,000	Kyokuyo Co Ltd	529,815
104,000	Kyudenko Corp	574,793
365,000	Maeda Corp (a)	1,217,296
472,525	Maruha Group Inc	628,317
156,000	Meiji Dairies Corp	786,808
14,600	Mitsumi Electric Co Ltd	578,132
251,000	Mizuho Investors Securities (a)	422,310

71	MORI TRUST Sogo REIT Inc	765,815
192,000	Nagase & Co	2,173,964
39,700	Nihon Kohden Corp	948,171
111,000	Nikkiso Co Ltd	943,450
191,000	Nippon Corp	1,370,159
132,000	Nippon Denko Co Ltd	984,782
266,000	Nippon Flour Mills Co Ltd	996,420
722,000	Nippon Light Metal	1,284,970
69,000	Nippon Meat Packers Inc	677,073
249,000	Nippon Metal Industry Co Ltd	809,225
290,000	Nippon Yakin Koguo Co Ltd	2,453,696
61,000	Nipro Corp	1,179,784
460,000	Nissan Shatai Co Ltd	3,628,275
36,000	Nissin Kogyo Co Ltd	841,141
300,000	Okasan Securities Co Ltd	1,921,657
23,800	Okinawa Electric Power Co	1,285,530
145	Orix JREIT Inc	1,048,494
102,000	Pacific Metals Co Ltd	1,046,917
450,000	Penta Ocean Construction Co Ltd * (a)	782,542
14,880	Point Inc	789,538
144,900	Q.P. Corp	1,484,738
119,000	Ryobi Ltd	803,369
23,800	Ryohin Keikaku Co Ltd	1,470,697
100,600	Ryosan Co	2,596,991
67,000	Sanki Engineering	393,883
458,000	Sankyo-Tateyama Holdings Inc	553,198
282,000	Sasebo Heavy Industries Co Ltd	1,673,158
21,000	Sawai Pharmaceuticals Co Ltd	825,937
220,000	Seino Holdings Co Ltd	1,615,688
15,300	Shima Seiki Manufacturing Ltd	756,104
202,000	Shinwa Kaiun Kaisha Ltd	1,562,081
41,000	Showa Corp	348,588
32,000	Star Micronics Co Ltd	849,884
543,000	Sumitomo Light Metal Industry	869,141
8,900	Suzuken Co Ltd	294,091
97,000	Tadano Ltd	1,122,557
161,000	Taihei Kogyo Co Ltd	925,892
15,000	Tamron Co Ltd	452,910
398,000	TOA Corp *	403,754
639,000	Toho Gas Co Ltd	3,468,258
108,000	Tokai Carbon Co Ltd	1,176,104
117,800	Tokyo Steel Manufacturing Co	1,520,443
448,000	Topy Industries Ltd	1,202,501
79,000	Toshiba Plant Systems & Services Corp	808,383
155,000	Towa Real Eatate Development (a)	344,927
331,000	Toyo Construction Co *	286,392
75,000	Toyo Suisan Kaisha Ltd	1,407,643
561,000	Toyo Tire & Rubber Co Ltd	2,159,849
43,000	Tsumura & Co	906,801
118,000	Uchida Yoko Co Ltd	485,484
92,000	Uniden Corp	551,689
18,000	Union Tool Co	608,901
109	United Urban Investment Corp	738,268
383,000	Unitika Ltd	472,571
30,100	Yamatake Honeywell	855,204
75,800	Yamato Kogyo Co	3,262,185
612,000	Yokohama Rubber Co	3,814,689
	Total Japan	125,857,152

	Malaysia — 0.4%
214,600	Genting Berhad	506,621

210,385	IOI Corp. Berhad	424,609
79,500	MISC Berhad	234,847
70,400	Public Bank Berhad	218,082
283,000	Resorts World Berhad	321,288
184,571	Sime Darby Berhad *	603,442
24,097	Tanjong Plc	122,883
79,600	Telekom Malaysia Berhad	256,241
	Total Malaysia	2,688,013

	Netherlands — 3.3%
67,962	Boskalis Westminster	4,077,956
29,500	Chicago Bridge & Iron ADR	1,567,925
89,403	CSM	3,153,006
17,073	Fugro NV	1,406,469
27,549	Hunter Douglas NV	2,012,033
40,929	Imtech NV	988,804
35,735	Koninklijke Wessanen NV	582,602
167,084	OCE NV	3,028,874
42,888	SBM Offshore NV	1,490,341
26,650	SNS Reaal	593,536
33,816	TomTom NV *	3,216,340
9,625	Vastned NV	940,736
18,456	Wereldhave NV	2,033,485
	Total Netherlands	25,092,107

	Norway — 0.4%
294,500	Golden Ocean Group Ltd	1,876,518
59,769	Tandberg ASA	1,334,377
	Total Norway	3,210,895

	Philippines — 0.1%
7,782	Philippine Long Distance Telephone Co	564,179

	Poland — 0.1%
6,730	KGHM Polska Miedz SA	305,498
17,200	Polski Koncern Naftowy Orlen SA *	364,533
	Total Poland	670,031

	Russia — 0.4%
17,900	Gazpromneft Sponsored ADR	479,541
11,650	Mobile Telesystems Sponsored ADR	1,056,655
4,400	OAO Tatneft GDR (Registered Shares)	535,700
1,900	Surgutneftegaz Sponsored ADR	108,775
1,360	Surgutneftegaz Sponsored ADR (Preferred Shares)	87,040
18,300	Vimpel-Communications Sponsored ADR	614,880
	Total Russia	2,882,591

	Singapore — 3.0%
665,000	Allgreen Properties Ltd	744,635
525,000	Capitacommercial Trust	820,603
313,000	CapitaMall Trust	701,634
119,000	Ezra Holdings Ltd	275,122
453,000	KS Energy Services Ltd	1,030,794
505,000	Marco Polo Developments Ltd	753,943
787,000	Midas Holdings Ltd	796,294
194,000	Neptune Orient Lines Ltd	558,849
1,618,000	Noble Group Ltd	2,499,296
1,496,100	Pacific Century Region Developments Ltd *	355,014
656,000	Raffles Education Corp Ltd	1,461,412
424,000	Singapore Airport Terminal Services Ltd	789,407
1,088,000	Singapore Petroleum Co	5,716,133

764,000	Straits Asia Resources Ltd	1,676,632
584,000	United Overseas Land	1,830,525
156,000	Venture Corp Ltd	1,362,641
701,000	Wing Tai Holdings Ltd	1,281,891
	Total Singapore	22,654,825

	South Africa — 0.1%
10,900	Barloworld Ltd	182,092
112,850	Sanlam Ltd	387,325
11,000	Tiger Brands Ltd	292,835
	Total South Africa	862,252

	South Korea — 2.4%
14,130	Daegu Bank	223,238
2,310	Daelim Industrial Co Ltd	408,635
10,610	Daewoo Engineering & Construction Co Ltd	288,345
10,710	Daewoo Securities Co Ltd	276,657
5,920	Dongkuk Steel Mill Co Ltd	314,325
3,050	GS Holdings Corp	206,565
10,704	Hana Financial Group Inc	505,284
5,090	Hanjin Shipping	239,771
21,220	Hynix Semiconductor Inc *	594,437
3,741	Hyundai Development Co	336,498
5,440	Hyundai Mobis	511,029
13,300	Hyundai Motor Co	1,004,354
10,842	Hyundai Securities Co	207,472
4,650	Hyundai Steel Co	393,679
16,710	Industrial Bank of Korea	292,161
10,400	Kookmin Bank	752,188
12,540	Korea Exchange Bank	197,140
4,030	Korean Air Lines Co Ltd	340,577
9,210	KT Corp ADR	241,486
11,900	KT&G Corp	994,641
1,580	LG Cable & Machinery Ltd	182,009
3,933	LG Chemicals Ltd	421,108
6,740	LG Corp	576,152
6,700	LG Electronics Inc	699,552
3,480	POSCO	2,212,815
14,990	Pusan Bank	235,010
2,380	Samsung Securities	233,410
24,980	Shinhan Financial Group Co Ltd	1,357,556
580	Shinsegae Co Ltd	459,198
3,290	SK Corp	772,093
7,559	SK Energy Co Ltd *	1,555,046
23,730	SK Telecom Co Ltd ADR	751,529
4,000	S-Oil Corp	373,286
15,800	Woori Finance Holdings Co Ltd	305,962
	Total South Korea	18,463,208

	Spain — 1.1%
23,104	Acerinox SA	622,620
32,774	Bolsas y Mercados Espanoles	2,351,427
40,250	Corp Financiera Alba	3,030,934
190,653	Iberia Lineas Aereas de Espana	898,304
15,434	Tecnicas Reunidas SA	1,115,289
	Total Spain	8,018,574

	Sweden — 3.1%
14,200	Axfood AB	540,502
79,500	Boliden AB	1,122,575
83,100	D Carnegie AB	1,603,291

102,700	Electrolux AB Series B	1,730,484
100,255	Getinge AB	2,525,197
43,500	Hexagon AB	987,315
340,817	Kinnevik Investment AB Class B	8,276,398
71,700	Kungsleden AB	849,084
71,700	Kungsleden AB (Redemption Shares) *	129,039
115,300	NCC Class B	2,410,388
33,600	Ratos AB Series B	961,792
107,000	Trelleborg AB Class B	2,384,116
	Total Sweden	23,520,181

	Switzerland — 4.1%
142,079	Actelion Ltd *	6,289,914
29,086	Baloise Holding Ltd	2,811,299
3,195	Banque Cantonale Vaudoise	1,501,550
5,289	Bucher Industries AG	1,310,548
9,455	Charles Voegele Holding AG *	819,367
55,490	Ciba Specialty Chemical Holding Reg	2,512,030
53,481	Clariant AG *	472,350
2,601	Fischer (George) AG (Registered) *	1,713,740
2,129	Forbo Holdings AG (Registered) *	1,280,544
3,471	Galenica AG	1,886,344
5,560	Helvetia Patria Holding (Registered)	1,870,376
36	Lindt & Spruengli AG (Registered)	1,213,172
66,270	Logitech International *	2,256,106
5,975	Panalpina Welttransport Holding AG	1,083,696
15,885	Swiss Steel AG (Registered)	1,325,840
71,103	Temenos Group AG *	1,718,539
4,223	Verwaltungs & Private Bank	1,044,547
	Total Switzerland	31,109,962

	Taiwan — 1.5%
248,621	Advanced Semiconductor Engineering Inc	254,474
189,408	Asustek Computer Inc	597,889
294,256	AU Optronics Corp	577,413
593,017	China Development Financial Holding Corp	235,738
603,165	China Steel Corp	802,137
373,626	Chunghwa Telecom Co Ltd	746,124
319,859	Compal Electronics Inc	372,258
283,896	Far Eastern Textile Co Ltd	344,889
202,000	Far Eastone Telecommunications Co Ltd	263,077
216,995	Formosa Chemicals & Fibre Co	555,771
282,939	Formosa Plastics Corp	773,034
350,000	Fubon Financial Holding Co Ltd	307,533
49,435	High Tech Computer Corp	924,598
135,200	Hon Hai Precision Industry Co Ltd	870,498
1,621	Lite-On Technology Corp	2,831
55,340	MediaTek Inc	728,342
488,000	Mega Financial Holdings Co Ltd	301,994
478,060	Nan Ya Plastics Corp	1,249,716
37,279	Novatek Microelectronics Corp Ltd	148,524
251,395	Quanta Computer Inc	380,042
171,760	Siliconware Precision Industries Co	314,279
601,144	Taishin Financial Holdings Co Ltd *	258,178
246,000	Taiwan Cellular Corp	334,558
541,761	United Microelectronics Corp	324,096
	Total Taiwan	11,667,993

	Thailand — 0.8%
202,810	Advanced Info Service Pcl (Foreign Registered) (b)	555,401
90,580	Bangkok Bank Pcl NVDR (b)	308,136

168,000	Bangkok Dusit Medical Service Pcl (Foreign Registered) (b)	169,525
19,810	Banpu Pcl NVDR (b)	255,761
1,889,100	IRPC Pcl (Foreign Registered) (b)	342,290
245,410	Kasikornbank Pcl NVDR (b)	624,640
441,800	Krung Thai Bank Pcl (Foreign Registered) (b)	136,670
43,000	PTT Chemical Pcl (Foreign Registered) (b)	152,798
130,680	PTT Exploration & Production Pcl (Foreign Registered) (b)	588,969
110,450	PTT Pcl (Foreign Registered) (b)	1,247,820
275,260	Rayong Refinery Pcl (Foreign Registered) (b)	182,400
71,790	Siam Cement Pcl (Foreign Registered) NVDR (b)	490,014
202,380	Siam Commercial Bank Pcl (Foreign Registered) (b)	514,977
191,250	Thai Oil Pcl (Foreign Registered) (b)	487,896
76,630	Thoresen Thai Agencies Pcl (Foreign Registered) (b)	116,803
	Total Thailand	6,174,100

	Turkey — 0.4%
53,570	Dogan Sirketler Grubu Holdings AS *	103,179
40,980	Eregli Demir ve Celik Fabrikalari TAS	336,760
58,010	Haci Omer Sabanci Holding AS	320,459
35,710	KOC Holding AS *	179,190
18,670	Tupras-Turkiye Petrol Rafineriler AS	480,504
97,660	Turkiye Garanti Bankasi	850,603
34,210	Turkiye Halk Bankasi AS *	287,618
50,200	Turkiye Vakiflar Bankasi TAO	161,654
	Total Turkey	2,719,967

	United Kingdom — 14.9%
275,915	Aggreko Plc	2,874,785
31,198	AMEC Plc	492,236
208,509	Amlin	1,323,830
123,430	Arriva Plc	2,070,679
90,257	Autonomy Corp Plc *	1,480,077
71,467	Aveva Group Plc	1,388,964
83,792	Axon Group Plc	989,662
68,910	Babcock International Group	835,072
85,482	Barratt Developments Plc	816,236
421,780	BBA Aviation Plc	1,892,788
208,756	Beazley Group Plc	706,776
47,283	Bellway Plc	942,987
79,002	Berkeley Group Holdings Plc *	2,289,037
228,368	Bradford & Bingley Plc	1,412,027
423,307	Brit Insurance Holdings Plc	2,232,608
73,691	British Energy Group Plc	790,473
153,786	Britvic Plc	1,095,240
50,961	Bunzl Plc	749,739
48,050	Charter Plc *	852,296
94,407	Cookson Group Plc	1,447,203
110,113	Dairy Crest Group Plc	1,355,526
3,566,140	Dimension Data Holdings Plc	4,507,484
185,278	Drax Group Plc	2,596,837
123,706	DSG International Plc	286,449
22,410	FirstGroup Plc	326,614
576,814	Game Group Plc	2,336,879
53,317	GKN Plc	350,635
55,770	Greene King Plc	938,266
654,118	HMV Group Plc	1,521,374
84,457	Hunting Plc	1,217,165
102,001	IMI Plc	947,589
183,075	Inchcape Plc	1,544,115
103,770	Inmarsat Plc	1,013,582
185,919	International Personal Finance	816,063

177,668	Investec Plc	1,900,816
70,705	Keller Group Plc	1,184,209
179,311	Kesa Electricals Plc	870,741
108,357	Ladbrokes Plc	685,623
112,941	LG Group Holdings Plc	949,099
101,471	Luminar Group Holdings Plc	1,093,222
204,114	Max Petroleum Plc *	332,437
210,608	Micro Focus International Plc	1,212,586
251,860	Misys Plc	1,039,585
96,082	National Express Group Plc	2,338,617
1,619,767	Northern Foods Plc	3,168,903
335,373	Paragon Group Cos Plc	963,912
1,749,000	PartyGaming Plc *	1,040,975
208,088	Petrofac Ltd	2,148,067
92,959	Provident Financial Plc	1,672,098
88,411	Restaurant Group (Ordinary Shares)	395,919
35,965	Rexam Plc	359,750
46,618	Rightmove Plc	464,958
38,882	Rotork Plc	785,914
302,972	RPS Group Plc	1,879,665
3,234,401	Signet Group Plc	4,162,653
645,925	Smith (David S.) Holdings Plc	2,787,648
450,381	Smith News Plc	1,031,773
30,848	Soco International PLC *	1,474,137
219,591	Southern Cross Healthcare Ltd	2,600,619
105,093	Spectris Plc	1,657,142
115,509	SSL International Plc	1,195,544
478,878	Stagecoach Group Plc	2,430,694
208,541	Taylor Woodrow Plc	882,003
235,124	TDG Plc	1,010,965
636,816	Tomkins Plc	2,558,890
203,220	Travis Perkins Plc	5,553,230
593,886	Trinity Mirror Plc	4,131,275
113,031	Weir Group Plc (The)	1,816,983
348,792	WH Smith Plc	2,279,961
172,621	William Hill Plc	1,836,989
297,963	Wood Group (John) Plc	2,514,588
3,073,669	Woolworths Group Plc	933,339
46,523	WSP Group Plc	657,580
	Total United Kingdom	112,444,402

	TOTAL COMMON STOCKS (COST $619,751,685)	701,208,435

Shares	Description	Value ($)

	PREFERRED STOCKS — 3.1%

	Brazil — 1.7%
52,700	Aracruz SA Class B (Registered) 4.90%	410,970
50,406	Banco Bradesco SA 0.31%	1,599,878
64,120	Banco Itau Holding Financeira SA 0.29%	1,770,480
20,900	Bradespar SA 0.24%	612,066
22,483	Brasil Telecom Participacoes SA 0.39%	310,902
18,600	Brasil Telecom SA 0.63%	181,570
34,517	Companhia Energetica de Minas Gerais 1.86%	733,970
16,388	Companhia Paranaense de Energia Class B 2.09%	254,591
122,600	Companhia Vale do Rio Doce Class A 0.05%	3,566,458
12,100	Gerdau Metalurgica SA 2.80%	470,987
25,900	Gerdau SA 2.21%	735,377

140,722	Itausa-Investimentos Itau SA 0.09%	1,020,464
55,900	Sadia SA 2.35%	344,873
9,370	Tele Norte Leste Participacoes ADR 0.19%	196,020
24,300	Tele Norte Leste Participacoes SA 0.21%	505,601
6,800	Telemar Norte Leste SA Class A *	251,107
	Total Brazil	12,965,314

	Germany — 0.5%
8,797	Draegerwerk AG 1.07%	673,319
41,223	Hugo Boss AG 2.73%	2,844,744
	Total Germany	3,518,063

	Italy — 0.9%
188,051	IFI Istituto Finanziario Industries *	6,675,470

	Russia — 0.0%
330,840	Surgutneftegaz 4.40%	211,738

	South Korea — 0.0%
6,240	Hyundai Motor Co 3.18%	220,730

	TOTAL PREFERRED STOCKS (COST $10,250,418)	23,591,315

Shares/Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 4.1%
9,129,964	Bank of New York Institutional Cash Reserves Fund (c)	9,129,964
21,300,000	HSBC Bank USA Time Deposit, 4.44%, due 12/03/07	21,300,000

	TOTAL SHORT-TERM INVESTMENTS (COST $30,429,964)	30,429,964

	TOTAL INVESTMENTS — 100.2% (Cost $660,432,067)	755,229,714

	Other Assets and Liabilities (net) — (0.2%)	(1,289,357)

	TOTAL NET ASSETS — 100.0%	$753,940,357

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$677,791,902	$141,368,883	$(63,931,071)	$77,437,812

A summary of outstanding financial instruments at November 30, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

2/22/2008	AUD	5,504,000	$4,839,814	$9,680
2/22/2008	CAD	6,898,370	6,901,424	(158,403)
2/22/2008	CAD	7,107,411	7,110,557	(150,238)
2/22/2008	CAD	6,898,370	6,901,424	(149,457)
2/22/2008	CHF	14,699,530	13,053,968	(122,222)
2/22/2008	CHF	15,144,971	13,449,543	(106,642)
2/22/2008	CHF	14,699,530	13,053,968	(95,326)
2/22/2008	CHF	6,962,000	6,182,628	65,147
2/22/2008	DKK	7,295,000	1,432,861	(13,783)
2/22/2008	EUR	5,292,000	7,750,857	(66,273)
2/22/2008	EUR	3,378,000	4,947,543	26,033
2/22/2008	GBP	6,276,000	12,867,610	(88,929)
2/22/2008	HKD	29,632,000	3,816,909	(541)
2/22/2008	JPY	1,110,650,618	10,091,908	(64,646)
2/22/2008	JPY	1,077,984,423	9,795,087	(58,248)
2/22/2008	JPY	1,077,984,423	9,795,087	(48,720)
2/22/2008	NOK	416,883	75,064	(1,184)
2/22/2008	NOK	416,883	75,064	(1,135)
2/22/2008	NOK	416,883	75,064	(1,129)
2/22/2008	NOK	416,883	75,064	(1,119)
2/22/2008	NOK	416,883	75,064	(1,093)
2/22/2008	NOK	416,883	75,064	(1,093)
2/22/2008	NOK	416,883	75,064	(1,067)
2/22/2008	NZD	5,643,251	4,265,658	17,814
2/22/2008	NZD	5,643,251	4,265,658	33,338
2/22/2008	NZD	5,814,259	4,394,921	33,761

2/22/2008	SEK	33,868,786	5,306,300	(55,984)
2/22/2008	SEK	32,872,645	5,150,232	(55,666)
2/22/2008	SEK	32,872,645	5,150,232	(53,771)
2/22/2008	SGD	6,241,267	4,335,267	6,687
2/22/2008	SGD	6,241,267	4,335,267	9,165
2/22/2008	SGD	6,430,396	4,466,638	10,524
			$174,186,809	$(1,084,520)

Sales

2/22/2008	AUD	8,781,926	$7,722,182	$38,310
2/22/2008	AUD	8,781,926	7,722,182	40,426
2/22/2008	AUD	8,781,926	7,722,182	61,415
2/22/2008	AUD	8,781,926	7,722,182	64,199
2/22/2008	AUD	8,781,926	7,722,182	65,867
2/22/2008	AUD	8,781,926	7,722,182	67,229
2/22/2008	AUD	8,781,926	7,722,182	72,744
2/22/2008	CAD	3,133,000	3,134,387	15,553
2/22/2008	CHF	11,285,000	10,021,682	139,957
2/22/2008	DKK	6,255,300	1,228,647	(15)
2/22/2008	DKK	6,255,300	1,228,647	1,257
2/22/2008	EUR	3,136,067	4,593,199	(1,840)
2/22/2008	EUR	3,136,067	4,593,199	(225)
2/22/2008	EUR	3,231,099	4,732,386	4,622
2/22/2008	GBP	5,557,757	11,395,004	(71,325)
2/22/2008	GBP	5,557,757	11,395,004	(68,062)
2/22/2008	GBP	5,557,757	11,395,004	(53,568)
2/22/2008	GBP	5,557,757	11,395,004	(48,021)
2/22/2008	HKD	29,535,039	3,804,419	1,397
2/22/2008	HKD	29,535,039	3,804,419	1,642
2/22/2008	HKD	30,430,040	3,919,705	1,844
2/22/2008	JPY	1,009,871,000	9,176,176	96,352
2/22/2008	SEK	17,426,000	2,730,171	25,389
			$152,602,327	$455,147

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

168	CAC 40	December 2007	$13,972,343	$463,625
99	DAX	December 2007	28,586,226	780,188
87	MSCI Singapore	December 2007	5,133,481	244,286
			$47,692,050	$1,488,099

Sales

30	IBEX 35	December 2007	6,942.941	(49,819)
42	S&P Toronto 60	December 2007	6,719,496	78,123
70	SPI 200	December 2007	10,150,926	(280,511)
24	TOPIX	December 2007	3,313,324	(126,356)
			$27,126,687	$(378,563)

As of November 30, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt
Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
GDR - Global Depository Receipt
NVDR - Non-Voting Depository Receipt
REIT - Real Estate Investment Trust
* Non-income producing security.
(a)

All or a portion of this security is out on loan. As of November 30, 2007, the Fund had loaned securities valued by the Fund at $7,511,311, collateralized by cash in the amount of $9,129,964, which was invested in the Bank of New York Institutional Cash Reserves Fund.

(b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(c) All or a portion of this security represents investment of security lending collateral.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2007, 85.84% of the net assets of the Fund were valued using fair value prices based on models used by a third party vendor.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts.  A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The market value of a forward currency contract fluctuates with changes in forward currency exchange rates.  Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss.  Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss.  These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Schedule of Investments.  In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.

Futures contracts

The Fund may purchase and sell futures contracts.  Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Real Estate Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	REAL ESTATE INVESTMENTS — 96.5%

	REAL ESTATE INVESTMENT TRUSTS — 96.5%

	Apartments — 10.3%
7,200	American Campus Communities, Inc.	186,192
8,000	Apartment Investment & Management Co.-Class A	318,160
4,500	Avalonbay Communities, Inc.	447,480
3,000	BRE Properties, Inc.-Class A	133,650
3,700	Camden Property Trust	194,657
8,500	Education Realty Trust, Inc.	101,915
9,700	Equity Residential Properties Trust	360,937
2,000	Essex Property Trust, Inc.	207,480
3,300	Home Properties of NY, Inc.	149,127
2,600	Mid-America Apartment Communities, Inc.	125,554
4,200	Post Properties, Inc.	152,502
8,800	UDR, Inc.	193,864
	Total Apartments	2,571,518

	Diversified — 7.2%
2,500	Colonial Properties Trust	61,225
1,400	Cousins Properties, Inc.	33,278
9,600	Franklin Street Properties Corp.	158,880
1,000	Pennslyvania Real Estate Investment Trust	34,530
16,400	Vornado Realty Trust	1,476,000
1,000	Washington Real Estate Investment Trust	32,040
	Total Diversified	1,795,953

	Health Care — 9.7%
18,900	HCP, Inc.	632,205
7,800	Health Care, Inc.	349,518
1,400	Healthcare Realty Trust, Inc.	35,602
2,000	LTC Properties, Inc.	47,080
5,000	Medical Properties Trust, Inc.	56,100
3,400	National Health Investors, Inc.	96,628
8,900	Nationwide Health Properties	278,392
6,700	Omega Healthcare Investors, Inc.	108,339
8,600	Senior Housing Properties Trust	189,974
800	Universal Health Realty Income Trust	26,320
13,800	Ventas, Inc.	601,680
	Total Health Care	2,421,838

	Hotels — 5.9%
2,400	Ashford Hospitality Trust, Inc.	18,576
8,200	DiamondRock Hospitality Co.	142,024
10,800	Hospitality Properties Trust	394,632
47,400	Host Marriott Corp.	909,606
500	Lasalle Hotel Properties	18,600
	Total Hotels	1,483,438

	Industrial — 10.5%
7,800	AMB Property Corp.	477,048
4,100	Digital Realty Trust, Inc.	156,456
600	Eastgroup Properties, Inc.	27,678
2,700	First Industrial Realty Trust, Inc.	98,604
28,438	Prologis	1,860,414
	Total Industrial	2,620,200

	Manufactured Housing — 1.3%
4,900	Equity Lifestyle Properties, Inc.	227,311
3,700	Sun Communities, Inc.	90,576
	Total Manufactured Housing	317,887

	Office Central Business District — 7.3%
9,800	American Financial Realty Trust	79,086
6,000	BioMed Realty Trust, Inc.	135,480
11,300	Boston Properties, Inc.	1,112,146
2,200	Douglas Emmett, Inc.	52,822
2,100	Maguire Properties, Inc.	53,088
3,823	SL Green Realty Corp.	397,210
	Total Office Central Business District	1,829,832

	Office Suburban — 7.8%
2,800	Alexandria Real Estate Equity, Inc.	275,044
5,589	Brandywine Realty Trust	114,574
1,400	Corporate Office Properties	50,568
15,500	Duke Realty Investments	407,495
6,200	Highwoods Properties, Inc.	196,726
31,600	HRPT Properties Trust	261,648
1,100	Kilroy Realty Corp.	61,479
9,600	Liberty Property Trust	300,576
5,800	Mack-Cali Realty Corp.	207,002
1,100	Parkway Properties, Inc.	43,527
400	PS Business Parks, Inc.	21,580
	Total Office Suburban	1,940,219

	Outlets — 0.1%
400	Tanger Factory Outlet Centers, Inc.	16,844

	Regional Malls — 14.3%
6,100	CBL & Associates Properties, Inc.	176,168
16,900	General Growth Properties	784,836
5,800	Macerich Co.	450,370
20,100	Simon Property Group, Inc.	1,978,845
3,300	Taubman Centers, Inc.	176,649
	Total Regional Malls	3,566,868

	Shopping Centers — 13.0%
100	Alexander’s, Inc.*	38,965
12,800	Developers Diversified Realty Corp.	568,448
6,700	Equity One, Inc.	158,589
5,600	Federal Realty Investment Trust	465,864
4,400	Inland Real Estate Corp.	64,328
26,558	Kimco Realty Corp.	1,048,775
600	Ramco-Gershenson Properties	15,180
7,000	Regency Centers Corp.	465,080
1,000	Saul Centers, Inc.	57,090
1,600	Urstadt Biddle Properties, Inc.	27,008
9,300	Weingarten Realty	331,545
	Total Shopping Centers	3,240,872

	Storage — 5.8%
5,000	Extra Space Storage, Inc.	71,300
16,614	Public Storage, Inc.	1,284,927
2,000	Sovran Self Storage	87,420
	Total Storage	1,443,647

	Triple Net — 3.3%
2,700	Entertainment Properties Trust	143,883
3,400	Getty Realty Corp.	92,208
7,600	Lexington Corporate Properties Trust	134,444
6,600	National Retail Properties, Inc.	161,634
9,800	Realty Income Corp.	279,300
	Total Triple Net	811,469

	Total Real Estate Investment Trusts (COST $25,500,115)	24,060,585

	TOTAL REAL ESTATE INVESTMENTS (COST $25,500,115)	24,060,585

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 3.7%

908,557	Citigroup Global Markets Repurchase Agreement, dated 11/30/07, due 12/03/07, with a maturity value of $908,731 and an effective yield of 2.30%, collateralized by a U.S. Treasury Note with a rate of 2.63%, maturity date of 05/15/08 and a market value, including accrued interest, of $926,181.	908,557

	TOTAL SHORT-TERM INVESTMENTS (COST $908,557)	908,557

	TOTAL INVESTMENTS — 100.2% (Cost $26,408,672)	24,969,142

	Other Assets and Liabilities (net) — (0.2%)	(38,272)

	TOTAL NET ASSETS — 100.0%	$24,930,870

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$26,453,583	$941,673	$(2,426,114)	$(1,484,441)

Notes to Schedule of Investments:

*    Non-income producing security.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Par Value ($)		Description	Value ($)

		DEBT OBLIGATIONS — 97.8%

		Asset-Backed Securities — 96.6%

		ABS Collateralized Debt Obligations — 0.1%
15,000,000		Paragon CDO Ltd., Series 04-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .65%, 5.83%, due 10/20/44	10,500,000

		Airlines — 0.3%
23,000,000		Aircraft Finance Trust, Series 99-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .48%, 5.13%, due 05/15/24	15,295,000
11,578,540		Continental Airlines Inc., Series 991A, 6.55%, due 02/02/19	11,665,379
		Total Airlines	26,960,379

		Auto Financing — 8.4%
49,000,000		BMW Vehicle Lease Trust, Series 07-1, Class A3B, Variable Rate, 1 mo. LIBOR + .24%, 4.89%, due 08/15/13	48,519,310
32,000,000		Capital Auto Receivable Asset Trust, Series 07-2, Class A4B, Variable Rate, 1 mo. LIBOR + .40%, 5.05%, due 02/18/14	31,664,000
15,000,000		Capital Auto Receivables Asset Trust, Series 07-SN1, Class A4, Variable Rate, 1 mo. LIBOR + .10%, , 4.75%, due 02/15/11	14,695,500
32,000,000		Daimler Chrysler Master Owner Trust, Series 06-A, Class A, Variable Rate, 1 mo. LIBOR + .03%, 4.68%, due 11/15/11	31,568,640
31,500,000		Ford Credit Auto Owner Trust, Series 06-C, Class A4B, Variable Rate, 1 mo. LIBOR + .04%, 4.69%, due 02/15/12	31,083,255
17,000,000		Ford Credit Auto Owner Trust, Series 07-B, Class A4B, Variable Rate, 1 mo. LIBOR + .38%, 5.03%, due 07/15/12	16,699,265
40,000,000		Ford Credit Floorplan Master Owner Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .15%, 4.80%, due 05/15/10	39,802,400
58,000,000		Ford Credit Floorplan Master Owner Trust, Series 06-3, Class A, Variable Rate, 1 mo. LIBOR + .18%, 4.83%, due 06/15/11	57,338,936
14,000,000		Ford Credit Floorplan Master Owner Trust, Series 06-4, Class A, Variable Rate, 1 mo. LIBOR + .25%, 4.90%, due 06/15/13	13,553,904
7,225,749		Nissan Auto Receivables Owner Trust, Series 04-C, Class A4, Variable Rate, 1 mo. LIBOR + .04%, 4.69%, due 03/15/10	7,197,785
40,000,000		Nissan Auto Receivables Owner Trust, Series 07-A, Class A4, Variable Rate, 1 mo. LIBOR, 4.65%, due 06/17/13	39,173,600
12,000,000		Nissan Master Owner Trust Receivables, Series 05-A, Class A, Variable Rate, 1 mo. LIBOR + .03%, 4.68%, due 07/15/10	11,943,720
37,000,000		Nissan Master Owner Trust Receivables, Series 07-A, Class A, Variable Rate, 1 mo. LIBOR, 4.65%, due 05/15/12	36,275,910
69,250,000		Sovereign Dealer Floor Plan Master Trust, Series 06-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .05%, 4.70%, due 08/15/11	67,887,852
38,000,000		Superior Wholesale Inventory Financing Trust, Series 05-A12, Class A, Variable Rate, 1 mo. LIBOR + .18%, 4.83%, due 06/15/10	37,915,336
20,000,000		Swift Master Auto Receivables Trust, Series 07-2, Class A, Variable Rate, 1 mo. LIBOR + .65%, 5.30%, due 10/15/12	19,894,000
42,000,000		Swift Master Auto Receivables Trust, Series 07-1, Class A, Variable Rate, 1 mo. LIBOR + .10%, 4.75%, due 06/15/12	41,057,087
32,000,000		Truck Retail Installment Paper Corp., Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .27%, 4.92%, due 12/15/16	31,260,800
60,000,000		Volkswagen Credit Auto Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .02%, 4.76%, due 07/21/10	59,743,200
23,000,000		World Omni Auto Receivables Trust, Series 07-A, Class A4, Variable Rate, 1 mo. LIBOR, 4.65%, due 11/15/12	22,532,824
		Total Auto Financing	659,807,324

		Banking — 0.3%
JPY	3,000,000,000	MBIA Global Funding LLC, Series EMTN, Variable Rate, JPY LIBOR, 0.85%, due 06/30/08	26,604,869

		Business Loans — 6.4%
37,000,000		ACAS Business Loan Trust, Series 07-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.02%, due 08/16/19	36,330,300
5,675,863		Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .36%, 5.15%, due 04/25/34	5,195,556

5,213,301	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .37%, 5.15%, due 01/25/35	5,126,760
19,266,267	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 5.18%, due 01/25/36	18,719,105
13,995,137	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .24%, 5.03%, due 07/25/37	13,609,724
40,000,000	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 1.30%, 6.09%, due 12/25/37	39,988,000
224,656	Capitalsource Commercial Loan Trust, Series 04-1A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .33%, 5.07%, due 04/20/13	224,488
14,957,514	Capitalsource Commercial Loan Trust, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .12%, 4.86%, due 08/22/16	14,882,726
14,776,459	Capitalsource Commercial Loan Trust, Series 07-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .13%, 4.87%, due 03/20/17	14,545,946
20,000,000	CNH Wholesale Master Note Trust, Series 06-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .06%, 4.71%, due 07/15/12	19,862,500
6,684,644	GE Business Loan Trust, Series 04-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .29%, 4.94%, due 05/15/32	6,630,228
9,116,355	GE Business Loan Trust, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .24%, 4.89%, due 11/15/33	8,971,824
4,626,509	GE Commercial Equipment Financing LLC, Series 05-1, Class A3B, Variable Rate, 1 mo. LIBOR + .01%, 4.75%, due 03/20/09	4,616,411
6,553,421	GE Commercial Loan Trust, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .08%, 5.44%, due 04/19/17	6,532,145
15,291,530	GE Commercial Loan Trust, Series 06-2, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .06%, 5.26%, due 04/19/15	15,257,888
35,000,000	GE Dealer Floorplan Master Note Trust, Series 06-4, Class A, Variable Rate, 1 mo. LIBOR + .01%, 4.75%, due 10/20/11	34,440,700
52,000,000	GE Dealer Floorplan Master Trust, Series 07-2, Class A, Variable Rate, 1 mo. LIBOR + .01%, 4.75%, due 07/20/12	51,034,943
12,965,227	Lehman Brothers Small Balance Commercial, Series 05-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.04%, due 02/25/30	12,461,266
11,750,118	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.04%, due 09/25/30	11,246,619
18,907,084	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A1, 144A, Variable Rate, 1 mo. LIBOR + .65%, 5.43%, due 10/25/37	18,706,196
34,269,000	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A2, 144A, Variable Rate, 1 mo. LIBOR + .85%, 5.63%, due 10/25/37	33,480,813
18,000,000	Navistar Financial Dealer Note Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 4.90%, due 02/25/13	17,726,400
39,000,000	Navistar Financial Dealer Note Master Trust, Series 98-1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 4.95%, due 07/25/11	38,981,280
53,000,000	Textron Financial Floorplan Master Note, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .12%, 4.78%, due 05/13/10	52,867,500
25,000,000	Textron Financial Floorplan Master Note, Series 07-AA, Class A, 144A, Variable Rate, 1 mo. LIBOR + .06%, 4.72%, due 03/13/12	24,592,500
1,669,093	The Money Store Business Loan Backed Trust, Series 99-1, Class AN, Variable Rate, 1 mo. LIBOR +.50%, 5.15%, due 09/15/17	1,668,535
	Total Business Loans	507,700,353

	CMBS — 4.8%
14,500,000	Banc of America Commercial Mortgage, Inc., Series 06-3, Class A2, 5.81%, due 07/10/44	14,971,250
12,133,674	Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PW10, Class A1, 5.09%, due 12/11/40	12,131,612
22,500,000	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, Variable Rate, 1 mo. LIBOR + .12%, 4.81%, due 07/15/44	22,023,000
43,000,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, Variable Rate, 1 mo. LIBOR + .13%, 4.78%, due 12/15/20	42,909,700
32,000,000	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	32,130,000
19,850,000	GE Capital Commercial Mortgage Corp., Series 06-C1, Class A2, Variable Rate, 5.52%, due 03/10/44	20,166,359
12,773,729	Greenwich Capital Commercial Funding Corp., Series 06-FL4A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .09%, 4.78%, due 11/05/21	12,582,123
32,000,000	GS Mortgage Securities Corp., Series 06-GG6, Class A2, Variable Rate, 5.51%, due 04/10/38	32,244,480
9,280,534	GS Mortgage Securities Corp., Series 07-EOP, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .09%, 5.34%, due 03/06/20	9,094,923
9,000,000	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .13%, 5.38%, due 03/06/20	8,775,000

10,270,446	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-FL1A, Class A1B, 144A, Variable Rate, 1 mo. LIBOR + .12%, 4.77%, due 02/15/20	9,962,332
57,000,000	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-LDP7, Class A2, 6.05%, due 04/15/45	58,184,460
7,100,349	Lehman Brothers Floating Rate Commercial, Series 06-LLFA, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .08%, 4.73%, due 09/15/21	7,036,015
33,000,000	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, Variable Rate, 5.80%, due 05/12/39	33,925,547
12,000,000	Morgan Stanley Capital I, Series 06-IQ11, Class A2, 5.69%, due 10/15/42	12,099,840
13,000,000	Morgan Stanley Capital I, Series 06-IQ11, Class A3, 5.74%, due 10/15/42	13,106,990
6,965,478	Morgan Stanley Dean Witter Capital I, Series 03-TOP9, Class A1, 3.98%, due 11/13/36	6,791,898
34,941,755	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .09%, 4.74%, due 09/15/21	34,155,566
	Total CMBS	382,291,095

	CMBS Collateralized Debt Obligations — 1.4%
9,000,000	American Capital Strategies Ltd Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .80%, 5.82%, due 11/23/52	8,229,048
17,186,817	Crest Exeter Street Solar, Series 04-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .35%, 5.55%, due 06/28/19	16,681,760
20,000,000	G-Force LLC, Series 05-RR2, Class A2, 144A, 5.16%, due 12/25/39	20,004,000
30,000,000	Guggenheim Structured Real Estate Funding, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .32%, 5.11%, due 08/26/30	29,100,000
35,500,000	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .33%, 5.12%, due 05/25/46	34,446,094
	Total CMBS Collateralized Debt Obligations	108,460,902

	Collateralized Loan Obligations — 1.3%
3,192,786	Archimedes Funding IV (Cayman) Ltd., Series 4A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .48%, 5.51%, due 02/25/13	3,182,952
67,198,404	Arran Corp. Loans No. 1 B.V., Series 06-1A, Class A3, 144A, Variable Rate, 3 mo LIBOR + .17%, 5.76%, due 06/20/25	65,980,433
36,400,000	Omega Capital Europe Plc, Series GLOB-5A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .25%, 5.49%, due 07/05/11	35,810,320
	Total Collateralized Loan Obligations	104,973,705

	Credit Cards — 19.9%
14,300,000	Advanta Business Card Master Trust, Series 05-A1, Class A1, Variable Rate, 1 mo. LIBOR + .07%, 4.81%, due 04/20/11	14,206,192
20,000,000	Advanta Business Card Master Trust, Series 05-A2, Class A2, Variable Rate, 1 mo. LIBOR + .13%, 4.87%, due 05/20/13	19,822,656
7,000,000	Advanta Business Card Master Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR + .06%, 4.80%, due 04/20/12	6,858,250
30,000,000	Advanta Business Card Master Trust, Series 07-A4, Class A4, Variable Rate, 1 mo. LIBOR + .03%, 4.77%, due 04/22/13	29,831,250
5,000,000	American Express Credit Account Master Trust, Series 03-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 4.76%, due 09/15/10	4,997,550
17,000,000	American Express Credit Account Master Trust, Series 04-1, Class A, Variable Rate, 1 mo. LIBOR + 0.08%, 4.73%, due 09/15/11	16,955,460
25,000,000	American Express Credit Account Master Trust, Series 04-4, Class A, Variable Rate, 1 mo. LIBOR + 0.09%, 4.74%, due 03/15/12	24,893,225
19,055,000	American Express Credit Account Master Trust, Series 05-3, Class A, Variable Rate, 1 mo. LIBOR, 4.65%, due 01/18/11	19,018,795
64,000,000	American Express Credit Account Master Trust, Series 05-5, Class A, Variable Rate, 1 mo. LIBOR + .04%, 4.69%, due 02/15/13	63,433,600
1,900,000	American Express Credit Account Master Trust, Series 05-6, Class A, Variable Rate, 1 mo. LIBOR, 4.65%, due 03/15/11	1,896,010
25,000,000	American Express Credit Account Master Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .03%, 4.68%, due 12/15/13	24,667,750
12,000,000	American Express Issuance Trust, Series 07-1, Class A, Variable Rate, 1 mo. LIBOR + .20%, 4.92%, due 09/15/11	11,967,480
25,000,000	Arran, Series 2005-A, Class A, Variable Rate, 1 mo. LIBOR + .02%, 4.67%, due 12/15/10	24,900,000
26,175,000	Bank of America Credit Card Trust, Series 06-A10, Class A10, Variable Rate, 1 mo. LIBOR - .02%, 4.63%, due 02/15/12	26,040,209

14,000,000	Bank of America Credit Card Trust, Series 07-A13, Class A13, Variable Rate, 1 mo. LIBOR + .22%, 4.87%, due 04/16/12	13,993,000
5,000,000	Bank One Issuance Trust, Series 03-A1, Class A1, Variable Rate, 1 mo. LIBOR + .12%, 4.77%, due 09/15/10	4,996,100
11,670,000	Bank One Issuance Trust, Series 03-A10, Class A10, Variable Rate, 1 mo. LIBOR + .11%, 4.76%, due 06/15/11	11,653,662
38,635,000	Bank One Issuance Trust, Series 03-A3, Class A3, Variable Rate, 1 mo. LIBOR + .11%, 4.76%, due 12/15/10	38,615,682
5,710,000	Bank One Issuance Trust, Series 03-A6, Class A6, Variable Rate, 1 mo. LIBOR + .11%, 4.76%, due 02/15/11	5,702,715
10,000,000	Capital One Master Trust, Series 01-6, Class A, Variable Rate, 1 mo. LIBOR + .19%, 4.84%, due 06/15/11	9,964,600
30,000,000	Capital One Master Trust, Series 02-1A, Class A, Variable Rate, 1 mo. LIBOR + .20%, 4.85%, due 11/15/11	29,934,375
15,000,000	Capital One Multi-Asset Execution Trust, Series 04-A2, Class A2, Variable Rate, 1 mo. LIBOR + .09%, 4.74%, due 01/17/12	14,950,950
15,000,000	Capital One Multi-Asset Execution Trust, Series 04-A3, Class A3, Variable Rate, 1 mo. LIBOR + .10%, 4.75%, due 02/15/12	14,954,182
26,275,000	Capital One Multi-Asset Execution Trust, Series 04-A7, Class A7, Variable Rate, 3 mo. LIBOR + .15%, 5.02%, due 06/16/14	25,920,272
30,000,000	Capital One Multi-Asset Execution Trust, Series 06-A14, Class A, Variable Rate, 1 mo. LIBOR + .01%, 4.66%, due 08/15/13	29,655,000
341,000	Capital One Multi-Asset Execution Trust, Series 06-A7, Class A7, Variable Rate, 1 mo. LIBOR + .03%, 4.68%, due 03/17/14	333,273
9,000,000	Capital One Multi-Asset Execution Trust, Series 07-A4, Class A4, Variable Rate, 1 mo. LIBOR + .03%, 4.68%, due 03/16/15	8,874,900
20,000,000	Capital One Multi-Asset Execution Trust, Series 07-A6, Class A6, Variable Rate, 1 mo. LIBOR + .07%, 4.72%, due 05/15/13	19,860,800
7,000,000	Charming Shoppes Master Trust, Series 07-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 5.90%, due 09/15/17	6,971,300
42,000,000	Charming Shoppes Master Trust, Series 07-1A, Class A1, 144A, Variable Rate, 1mo. LIBOR + 1.25%, 5.90%, due 09/15/17	41,827,800
14,000,000	Chase Credit Card Master Trust, Series 03-5, Class A, Variable Rate, 1 mo. LIBOR + .12%, 4.77%, due 01/17/11	13,969,620
30,000,000	Chase Issuance Trust, Series 05-A3, Class A, Variable Rate, 1 mo. LIBOR + .02%, 4.67%, due 10/17/11	29,830,200
14,000,000	Chase Issuance Trust, Series 05-A9, Class A9, Variable Rate, 1 mo. + .02%, 4.67%, due 11/15/11	13,909,000
29,000,000	Chase Issuance Trust, Series 06-A7, Class A, Variable Rate, 1 mo. LIBOR + .01%, 4.66%, due 02/15/13	28,640,980
5,500,000	Chase Issuance Trust, Series 07-A1, Class A1, Variable Rate, 1 mo. LIBOR + .02%, 4.67%, due 03/15/13	5,452,158
17,500,000	Chase Issuance Trust, Series 07-A11, Class A11, Variable Rate, 1 mo. LIBOR, 4.65%, due 07/16/12	17,362,338
59,000,000	Citibank Credit Card Issuance Trust, Series 01-A1, Class A1, Variable Rate, 3 mo. LIBOR + .17%, 5.05%, due 02/07/10	58,961,650
16,000,000	Citibank Credit Card Issuance Trust, Series 01-A7, Class A7, Variable Rate, 3 mo. LIBOR + .14%, 5.00%, due 08/15/13	15,806,400
20,000,000	Citibank Credit Card Issuance Trust, Series 04-A3, Class A3, Variable Rate, 3 mo. LIBOR + .07%, 5.16%, due 07/25/11	19,926,600
10,000,000	Citibank Credit Card Issuance Trust, Series 05-A3, Class A3, Variable Rate, 1 mo. LIBOR + .07%, 4.86%, due 04/24/14	9,869,000
27,000,000	Citibank Credit Card Issuance Trust, Series 06-A6, Class A6, Variable Rate, 1 mo. LIBOR + .01%, 4.80%, due 05/24/12	26,740,800
16,000,000	Citibank Credit Card Issuance Trust, Series 07-A1, Class A1, Variable Rate, 3 mo. LIBOR - .01%, 5.20%, due 03/22/12	15,857,600
32,000,000	Citibank Credit Card Issuance Trust, Series 07-A2, Class A2, Variable Rate, 3 mo. LIBOR - .01%, 4.97%, due 05/21/12	31,670,400
22,000,000	Discover Card Master Trust I, Series 01-1, Class A, Variable Rate, 1 mo. LIBOR + .22%, 4.87%, due 01/15/08	21,985,480
64,000,000	Discover Card Master Trust I, Series 03-2, Class A, Variable Rate, 1 mo. LIBOR + .13%, 4.78%, due 08/15/10	63,912,320
12,000,000	Discover Card Master Trust I, Series 03-4, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 4.76%, due 05/15/11	11,922,240
6,950,000	Discover Card Master Trust I, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .01%, 4.66%, due 09/16/10	6,934,223
46,000,000	Discover Card Master Trust I, Series 05-3, Class A, Variable Rate, 1 mo. LIBOR + .02%, 4.67%, due 05/15/11	45,834,400
13,000,000	Discover Card Master Trust I, Series 05-4, Class A1, Variable Rate, 1 mo. LIBOR + .06%, 4.71%, due 06/18/13	12,766,390
4,000,000	Discover Card Master Trust I, Series 07-1, Class A, Variable Rate, 1 mo. LIBOR, 4.66%, due 08/15/12	3,946,400

GBP	10,000,000	Earls Five Ltd., Series EMTN, Variable Rate, 3 mo. GBP LIBOR + .14%, 6.70%, due 02/27/08	20,505,341
58,000,000		First National Master Note Trust, Series 07-2, Class A, Variable Rate, 1 mo. LIBOR + .75%, 5.54%, due 11/15/12	58,000,000
25,000,000		GE Capital Credit Card Master Note Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .04%, 4.69%, due 03/15/13	24,352,863
45,000,000		GE Capital Credit Card Master Note Trust, Series 07-3, Class A1, Variable Rate, 1 mo. LIBOR + .01%, 4.66%, due 06/15/13	44,550,000
48,000,000		Household Credit Card Master Note Trust I, Series 07-1, Class A, Variable Rate, 1 mo. LIBOR + .05%, 4.70%, due 04/15/13	47,460,000
24,000,000		Household Credit Card Master Note Trust I, Series 07-2, Class A, Variable Rate, 1 mo. LIBOR + .55%, 5.20%, due 07/15/13	23,932,500
3,000,000		MBNA Credit Card Master Note Trust Series 01-A5, Class A5, Variable Rate, 1 mo. LIBOR + .21%, 4.86%, due 03/15/11	2,996,370
31,976,000		MBNA Credit Card Master Note Trust, Series 03-A3, Class A3, Variable Rate, 1 mo. LIBOR + .12%, 4.77%, due 08/16/10	31,950,099
14,000,000		MBNA Credit Card Master Note Trust, Series 04-A7, Class A7, Variable Rate, 1 mo. LIBOR + .10%, 4.75%, due 12/15/11	13,921,250
15,000,000		MBNA Credit Card Master Note Trust, Series 04-A8, Class A8, Variable Rate, 1 mo. LIBOR + .15%, 4.80%, due 01/15/14	14,897,850
19,000,000		MBNA Credit Card Master Note Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR, 4.65%, due 12/15/10	18,971,500
75,675,000		MBNA Credit Card Master Note Trust, Series 06-A4, Class A4, Variable Rate, 1 mo. LIBOR - .01%, 4.64%, due 09/15/11	75,387,435
25,000,000		Pillar Funding Plc, Series 04-2, Class A, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.83%, due 09/15/11	24,533,750
60,500,000		Turquoise Card Backed Securities Plc, Series 06-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .01%, 4.66%, due 05/16/11	59,913,906
17,000,000		World Financial Network Credit Card Master Trust, Series 03-A, Class A2, Variable Rate, 1 mo. LIBOR + .37%, 5.02%, due 05/15/12	16,946,875
54,100,000		World Financial Network Credit Card Master Trust, Series 04-A, Class A, Variable Rate, 1 mo. LIBOR + .18%, 4.83%, due 03/15/13	53,817,598
15,000,000		World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .13%, 4.78%, due 02/15/17	14,598,600
		Total Credit Cards	1,569,731,174

		Emerging Markets Collateralized Debt Obligations — 0.2%
16,000,000		Santiago CDO Ltd., Series 05-1A, Class A, 144A, Variable Rate, 6 mo. LIBOR + .40%, 5.53%, due 04/18/17	15,120,000

		Equipment Leases — 1.2%
5,451,891		CNH Equipment Trust, Series 04-A, Class A4A, Variable Rate, 1 mo. LIBOR + .11%, 4.76%, due 09/15/11	5,437,622
23,000,000		CNH Equipment Trust, Series 05-A, Class A4A, Variable Rate, 1 mo. LIBOR + .04%, 4.69%, due 06/15/12	22,857,400
24,500,000		CNH Equipment Trust, Series 07-B, Class A3B, Variable Rate, 1 mo. LIBOR + .60%, 5.25%, due 10/17/11	24,477,460
45,000,000		GE Equipment Midticket LLC, Series 07-1, Class A3B, Variable Rate, 1 mo. LIBOR + .25%, 4.99%, due 06/14/11	44,043,750
		Total Equipment Leases	96,816,232

		High Yield Collateralized Debt Obligations — 0.0%
1,001,012		SHYPPCO Finance Co., LLC, Series 1I, Class A2B, 6.64%, due 06/15/10	963,474

		Insurance Premiums — 0.7%
16,000,000		AICCO Premium Finance Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .08%, 4.73%, due 04/15/10	15,948,800
40,000,000		AICCO Premium Finance Master Trust, Series 07-AA, Class A, 144A, Variable Rate, 1 mo. LIBOR + .05%, 4.70%, due 12/15/11	39,575,000
		Total Insurance Premiums	55,523,800

		Insured Auto Financing — 6.3%
17,500,000		Aesop Funding II LLC, Series 03-5A, Class A2, 144A, XL, Variable Rate, 1 mo. LIBOR +.38%, 5.12%, due 12/20/09	17,264,994
10,000,000		Aesop Funding II LLC, Series 05-1A, Class A3, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .12%, 4.86%, due 04/20/11	9,250,000
19,550,000		AmeriCredit Automobile Receivables Trust, Series 05-BM, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .08%, 5.33%, due 05/06/12	19,395,565

14,796,893	AmeriCredit Automobile Receivables Trust, Series 06-RM, Class A1, MBIA, 5.37%, due 10/06/09	14,657,195
31,000,000	AmeriCredit Automobile Receivables Trust, Series 07-AX, Class A4, XL, Variable Rate, 1 mo. LIBOR + .04%, 4.72%, due 10/06/13	30,360,625
20,000,000	AmeriCredit Automobile Receivables Trust, Series 07-BF, Class A4, FSA, Variable Rate, 1 mo. LIBOR + .05%, 5.30%, due 12/06/13	19,334,000
12,000,000	AmeriCredit Automobile Receivables Trust, Series 07-CM, Class A3B, MBIA, Variable Rate, 1 mo. LIBOR + .03%, 5.28%, due 05/07/12	11,810,028
17,000,000	AmeriCredit Automobile Receivables Trust, Series 07-DF, Class A4B, FSA, Variable Rate, 1 mo. LIBOR + .80%, 5.48%, due 06/06/14	16,620,745
31,000,000	AmeriCredit Prime Automobile Receivables Trust, Series 07-2M, Class A4B, MBIA, Variable Rate, 1 mo. LIBOR + .50%, 5.17%, due 03/08/16	29,942,280
30,000,000	ARG Funding Corp., Series 05-2A, Class A3, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .14%, 4.88%, due 05/20/10	28,513,433
7,932,615	Capital One Auto Finance Trust, Series 04-A, Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .10%, 4.75%, due 03/15/11	7,822,143
6,535,242	Capital One Auto Finance Trust, Series 04-B, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .11%, 4.76%, due 08/15/11	6,431,618
37,000,000	Capital One Auto Finance Trust, Series 06-A, Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .01%, 4.66%, due 12/15/12	36,674,400
29,000,000	Capital One Auto Finance Trust, Series 06-B, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .02%, 4.67%, due 07/15/13	28,085,340
8,000,000	Capital One Auto Finance Trust, Series 07-A, Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .02%, 4.67%, due 11/15/13	7,725,440
28,000,000	Capital One Auto Finance Trust, Series 07-C, Class A3B, FGIC, Variable Rate, 1 mo. LIBOR + .51%, 5.16%, due 04/16/12	27,661,200
9,000,000	Hertz Vehicle Financing LLC, Series 05-1A, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .14%, 4.93%, due 02/25/10	8,732,088
2,000,000	Hertz Vehicle Financing LLC, Series 05-2A, Class A3, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .20%, 4.99%, due 02/25/11	1,855,000
10,000,000	Hertz Vehicle Financing LLC, Series 05-2A, Class A5, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .25%, 5.04%, due 11/25/11	9,301,190
15,000,000	Rental Car Finance Corp., Series 04-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .20%, 4.99%, due 06/25/09	14,958,180
50,000,000	Santander Drive Auto Receivables Trust, Series 07-1, Class A4, FGIC, Variable Rate, 1 mo. LIBOR + .05%, 4.70%, due 09/15/14	46,848,147
29,500,000	Santander Drive Auto Receivables Trust, Series 07-3, Class A4B, FGIC, Variable Rate, 1 mo. LIBOR + .65%, 5.30%, due 10/15/14	28,808,225
65,000,000	Triad Auto Receivables Owner Trust, Series 07-B, Class A4B, FSA, Variable Rate, 1 mo. LIBOR + 1.20%, 5.97%, due 07/14/14	64,941,500
8,740,000	UPFC Auto Receivables Trust, Series 06-B, Class A3, AMBAC, 5.01%, due 08/15/12	8,769,978
	Total Insured Auto Financing	495,763,314

	Insured Business Loans — 0.1%
4,879,816	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 5.23%, due 10/25/30	4,848,578
2,953,966	Golden Securities Corp., Series 03-A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 5.02%, due 12/02/13	2,949,505
	Total Insured Business Loans	7,798,083

	Insured Credit Cards — 1.2%
61,000,000	Cabela’s Master Credit Card Trust, Series 03-1A, Class A, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .30%, 4.95%, due 01/15/10	60,991,782
35,000,000	Cabela’s Master Credit Card Trust, Series 04-2A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .12%, 4.77%, due 03/15/11	34,831,833
	Total Insured Credit Cards	95,823,615

	Insured High Yield Collateralized Debt Obligations — 0.6%
26,250,000	Augusta Funding Ltd., Series 10A, Class F-1, 144A, CapMAC, Variable Rate, 3 mo. LIBOR +.25%, 5.48%, due 06/30/17	25,659,375
1,086,305	Cigna CBO Ltd, Series 96-1, Class A2, 144A, Variable Rate, CapMAC, 6.46%, due 11/15/08	1,086,305
10,000,000	GSC Partners CDO Fund Ltd, Series 03-4A, Class A3, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .46%, 5.58%, due 12/16/15	9,880,000
8,991,902	GSC Partners CDO Fund Ltd, Series 2A, Class A, 144A, FSA, Variable Rate, 6 mo. LIBOR + .52%, 5.37%, due 05/22/13	8,870,008
	Total Insured High Yield Collateralized Debt Obligations	45,495,688

		Insured Other — 1.9%
30,000,000		DB Master Finance LLC, Series 06-1, Class A2, 144A, AMBAC, 5.78%, due 06/20/31	29,498,738
60,000,000		Dominos Pizza Master Issuer LLC, Series 07-1, Class A2, 144A, MBIA, 5.26%, due 04/25/37	56,782,185
18,836,198		Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .20%, 4.85%, due 09/15/41	17,235,121
18,198,748		Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .20%, 4.85%, due 12/15/41	16,651,854
26,846,812		TIB Card Receivables Fund, 144A, FGIC, Variable Rate, 3 mo. LIBOR + .25%, 5.49%, due 01/05/14	26,205,174
3,488,000		Toll Road Investment Part II, 144A, MBIA, Zero Coupon, due 02/15/30	804,647
35,000,000		Toll Road Investment Part II, 144A, MBIA, Zero Coupon, due 02/15/37	5,091,100
		Total Insured Other	152,268,819

		Insured Residential Asset-Backed Securities (European) — 0.0%
GBP	155,012	RMAC, Series 03-NS1A, Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .45%, 7.35%, due 06/12/35	318,371
GBP	854,764	RMAC, Series 03-NS2A, Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .40%, 7.30%, due 09/12/35	1,756,957
		Total Insured Residential Asset-Backed Securities (European)	2,075,328

		Insured Residential Asset-Backed Securities (United States) — 0.2%
5,269,359		Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL Capital Assurance, Variable Rate, 1 mo. LIBOR + .21%, 4.99%, due 07/25/34	5,024,333
5,728,448		Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .38%, 5.17%, due 12/25/33	5,384,741
431,714		Quest Trust, Series 03-X4A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .43%, 5.22%, due 12/25/33	323,785
1,512,569		Quest Trust, Series 04-X1, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .33%, 5.12%, due 03/25/34	1,436,185
		Total Insured Residential Asset-Backed Securities (United States)	12,169,044

		Insured Residential Mortgage-Backed Securities (United States) — 0.8%
1,006,892		Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .34%, 5.13%, due 10/25/34	955,601
2,338,352		Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .33%, 5.12%, due 01/25/35	2,219,237
31,979,402		Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, Variable Rate, 1 mo. LIBOR + .15%, 4.80%, due 11/15/32	28,525,285
10,000,000		GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + .23%, 5.02%, due 10/25/34	9,951,562
1,114,856		GreenPoint Home Equity Loan Trust, Series 04-1, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .23%, 5.02%, due 07/25/29	1,003,370
1,057,109		GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .28%, 4.93%, due 08/15/30	981,942
2,365,123		Lehman ABS Corp., Series 04-2, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .22%, 5.23%, due 06/25/34	1,986,704
764,584		Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, Variable Rate, 1 mo. LIBOR + .29%, 5.08%, due 12/25/32	688,125
7,009,724		SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, Variable Rate, 1 mo. LIBOR + .19%, 4.98%, due 11/25/35	6,659,238
4,265,255		Wachovia Asset Securitization, Inc., Series 02-HE1, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .37%, 5.16%, due 09/27/32	4,101,235
4,328,050		Wachovia Asset Securitization, Inc., Series 04-HE1, Class A, MBIA, Variable Rate, 1 mo. LIBOR + .22%, 5.01%, due 06/25/34	4,146,187
		Total Insured Residential Mortgage-Backed Securities (United States)	61,218,486

		Insured Time Share — 0.9%
3,067,370		Cendant Timeshare Receivables Funding LLC, Series 04-1A, Class A2, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .18%, 4.92%, due 05/20/16	2,986,707

6,052,290	Cendant Timeshare Receivables Funding LLC, Series 05-1A, Class A2, 144A, FGIC, Variable Rate, 1 mo. LIBOR + .18%, 4.92%, due 05/20/17	5,957,723
10,386,637	Sierra Receivables Funding Co., Series 06-1A, Class A2, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .15%, 4.89%, due 05/20/18	10,023,458
10,445,509	Sierra Receivables Funding Co., Series 07-1A, Class A2, 144A, FGIC, Variable Rate, 1 mo. LIBOR + .15%, 4.89%, due 03/20/19	10,236,599
39,000,000	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, Variable Rate, 1 mo. LIBOR + 1.00%, 5.72%, due 09/20/19	38,341,719
	Total Insured Time Share	67,546,206

	Insured Transportation — 0.1%
9,625,000	GE Seaco Finance SRL, Series 04-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 4.99%, due 04/17/19	9,167,813

	Investment Grade Corporate Collateralized Debt Obligations — 3.2%
20,000,000	Counts Trust, Series 04-2, 144A, Variable Rate, 3 mo. LIBOR + .95%, 6.54%, due 09/20/09	19,975,600
10,000,000	Morgan Stanley ACES SPC, Series 04-12, Class A, 144A, Variable Rate, 3 mo. LIBOR + .60%, 5.48%, due 08/05/09	9,885,000
7,000,000	Morgan Stanley ACES SPC, Series 04-12, Class I, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 5.67%, due 08/05/09	6,849,500
6,000,000	Morgan Stanley ACES SPC, Series 04-15, Class I, 144A, Variable Rate, 3 mo. LIBOR + .45%, 6.04%, due 12/20/09	5,952,000
11,000,000	Morgan Stanley ACES SPC, Series 04-15, Class II, 144A, Variable Rate, 3 mo. LIBOR + .65%, 6.24%, due 12/20/09	10,763,500
3,000,000	Morgan Stanley ACES SPC, Series 04-15, Class III, 144A, Variable Rate, 3 mo. LIBOR + .75%, 6.34%, due 12/20/09	2,976,000
16,000,000	Morgan Stanley ACES SPC, Series 05-10, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .52%, 6.11%, due 03/20/10	15,584,000
30,000,000	Morgan Stanley ACES SPC, Series 05-15, Class A, 144A, Variable Rate, 3 mo. LIBOR + .40%, 5.99%, due 12/20/10	29,685,000
16,000,000	Morgan Stanley ACES SPC, Series 05-2A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .45%, 6.04%, due 03/20/10	15,688,000
46,000,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .29%, 5.88%, due 06/20/13	41,400,000
15,000,000	Prism Orso Trust, Series 04-MAPL, Class CERT, 144A, Variable Rate, 1 mo. LIBOR + .70%, 6.29%, due 08/01/11	15,018,000
49,000,000	Reve SPC, 144A, Variable Rate, 3 mo. LIBOR + .22%, 5.81%, due 03/20/14	46,305,000
30,000,000	Salisbury International Investments Ltd., Series EMTN, Variable Rate, 3 mo. LIBOR + .42%, 6.01%, due 06/22/10	29,583,000
	Total Investment Grade Corporate Collateralized Debt Obligations	249,664,600

	Rate Reduction Bonds — 1.1%
2,551,022	Connecticut RRB Special Purpose Trust CL&P-1, Series 01-1, Class A4, Variable Rate, 3 mo. LIBOR + .31%, 5.54%, due 12/30/10	2,546,239
23,000,000	Massachusetts RRB Special Purpose Trust, Series 05-1, Class A3, 4.13%, due 09/15/13	22,839,690
30,000,000	PG&E Energy Recovery Funding LLC, Series 05-1, Class A4, 4.37%, due 06/25/14	29,530,200
22,361,176	PG&E Energy Recovery Funding LLC, Series 05-2, Class A1, 4.85%, due 06/25/11	22,343,064
7,442,240	PSE&G Transition Funding LLC, Series 01-1, Class A4, Variable Rate, 3 mo. LIBOR + .30%, 5.99%, due 06/15/11	7,429,513
	Total Rate Reduction Bonds	84,688,706

	Residential Asset-Backed Securities (United States) — 19.3%
5,819,000	Accredited Mortgage Loan Trust, Series 07-1, Class A1, Variable Rate, 1 mo. LIBOR + .05%, 4.84%, due 02/25/37	5,587,601
1,119,337	Accredited Mortgage Loan Trust, Series 04-4, Class A1B, Variable Rate, 1 mo. LIBOR + .39%, 5.18%, due 01/25/35	1,053,226
9,023,567	ACE Securities Corp., Series 05-AG1, Class A2B, Variable Rate, 1 mo. LIBOR + .21%, 5.00%, due 08/25/35	8,469,791
9,189,755	ACE Securities Corp., Series 05-ASP1, Class A2B, Variable Rate, 1 mo. LIBOR + .21%, 5.00%, due 09/25/35	8,678,897
7,000,000	ACE Securities Corp., Series 05-ASP1, Class A2C, Variable Rate, 1 mo. LIBOR + .27%, 5.06%, due 09/25/35	6,009,780
5,998,190	ACE Securities Corp., Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + .14%, 4.93%, due 02/25/36	3,475,201

36,409,000	ACE Securities Corp., Series 06-ASP1, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 4.94%, due 12/25/35	34,183,682
30,000,000	ACE Securities Corp., Series 06-ASP2, Class A2B, Variable Rate, 1 mo. LIBOR + .14%, 4.93%, due 03/25/36	27,514,200
10,000,000	ACE Securities Corp., Series 06-ASP2, Class A2C, Variable Rate, 1 mo. LIBOR + .18%, 4.97%, due 03/25/36	8,717,700
17,000,000	ACE Securities Corp., Series 06-ASP4, Class A2B, Variable Rate, 1 mo. LIBOR + .10%, 4.89%, due 08/25/36	15,393,330
24,000,000	ACE Securities Corp., Series 06-ASP5, Class A2C, Variable Rate, 1 mo. LIBOR + .18%, 4.97%, due 10/25/36	20,493,600
4,831,857	ACE Securities Corp., Series 06-CW1, Class A2A, Variable Rate, 1 mo. LIBOR + .05%, 4.84%, due 07/25/36	4,719,661
22,000,000	ACE Securities Corp., Series 06-CW1, Class A2B, Variable Rate, 1 mo. LIBOR + .10%, 4.89%, due 07/25/36	20,351,100
7,000,000	ACE Securities Corp., Series 06-HE2, Class A2C, Variable Rate, 1 mo. LIBOR + .16%, 4.95%, due 05/25/36	5,848,150
17,500,000	ACE Securities Corp., Series 06-HE3, Class A2B, Variable Rate, 1 mo. LIBOR + .09%, 4.88%, due 06/25/36	16,191,700
13,000,000	ACE Securities Corp., Series 06-OP1, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 4.94%, due 04/25/36	10,826,660
7,394,079	ACE Securities Corp., Series 06-SL1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 4.95%, due 09/25/35	3,918,862
14,771,746	ACE Securities Corp., Series 06-SL3, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 4.89%, due 06/25/36	8,124,460
14,036,000	ACE Securities Corp., Series 06-SL3, Class A2, Variable Rate, 1 mo. LIBOR + .17%, 4.96%, due 06/25/36	5,614,400
36,772,694	ACE Securities Corp., Series 07-HE1, Class A2A, Variable Rate, 1 mo. LIBOR + .09%, 4.88%, due 01/25/37	34,815,651
17,674,444	ACE Securities Corp., Series 07-WM1, Class A2A, Variable Rate, 1 mo. LIBOR + .07%, 4.86%, due 11/25/36	16,744,415
3,948,747	Aegis Asset Backed Securities Trust, Series 05-5, Class 1A2, Variable Rate, 1 mo. LIBOR + .18%, 4.97%, due 12/25/35	3,922,835
16,429,085	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .20%, 4.99%, due 05/25/37	13,143,268
4,100,651	Argent Securities, Inc., Series 04-W8, Class A5, Variable Rate, 1 mo. LIBOR + .52%, 5.31%, due 05/25/34	3,890,493
75,067,000	Argent Securities, Inc., Series 06-M1, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 4.94%, due 07/25/36	70,105,540
18,000,000	Argent Securities, Inc., Series 06-M2, Class A2B, Variable Rate, 1 mo. LIBOR + .11%, 4.90%, due 09/25/36	17,223,480
33,253,231	Argent Securities, Inc., Series 06-W2, Class A2B, Variable Rate, 1 mo. LIBOR + .19%, 4.98%, due 03/25/36	31,137,660
6,000,000	Argent Securities, Inc., Series 06-W4, Class A2B, Variable Rate, 1 mo. LIBOR + .11%, 4.90%, due 05/25/36	5,855,580
13,000,000	Argent Securities, Inc., Series 06-W5, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 4.94%, due 06/25/36	12,252,500
19,000,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3B, Variable Rate, 1 mo. LIBOR + .11%, 4.90%, due 10/25/36	18,501,250
13,500,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, Variable Rate, 1 mo. LIBOR + .15%, 4.94%, due 10/25/36	10,878,047
5,970,228	Asset Backed Funding Certificates, Series 06-OPT3, Class A3A, Variable Rate, 1 mo. LIBOR + .06%, 4.85%, due 11/25/36	5,888,137
61,027,791	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.22%, 5.01%, due 05/25/37	60,074,232
10,000,000	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 5.30%, due 05/28/39	9,583,555
10,400,000	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .65%, 5.45%, due 05/28/39	10,195,028
15,000,000	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 5.30%, due 02/28/40	14,400,000
8,197,048	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 4.90%, due 11/25/36	8,015,155
10,000,000	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, Variable Rate, 1 mo. LIBOR + .20%, 4.99%, due 11/25/36	9,134,670
12,479,335	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + .16%, 4.95%, due 02/25/37	10,482,641
39,000,000	Carrington Mortgage Loan Trust, Series 06-NC1, Class A2, Variable Rate, 1 mo. LIBOR + .16%, 4.95%, due 01/25/36	38,574,900
10,381,025	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A1, Variable Rate, 1 mo. LIBOR + .12%, 4.91%, due 02/25/37	10,257,751
47,000,000	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, Variable Rate, 1 mo. LIBOR + .20%, 4.99%, due 02/25/37	45,355,000

7,349,115	Centex Home Equity, Series 05-C, Class AV3, Variable Rate, 1 mo. LIBOR + .23%, 5.02%, due 06/25/35	7,220,506
16,500,000	Centex Home Equity, Series 06-A, Class AV3, Variable Rate, 1 mo. LIBOR + .16%, 4.95%, due 06/25/36	15,496,800
716,179	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, Variable Rate, 1 mo. LIBOR + .27%, 5.06%, due 04/25/33	663,396
202,624	Citigroup Mortgage Loan Trust, Inc., Series 04-OPT1, Class A1B, Variable Rate, 1 mo. LIBOR + .41%, 5.20%, due 10/25/34	190,730
14,500,000	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, Variable Rate, 1 mo. LIBOR + .16%, 4.95%, due 12/25/36	11,949,450
7,500,000	Citigroup Mortgage Loan Trust, Inc., Series 06-WMC1, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 4.94%, due 12/25/35	7,458,000
46,500,000	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, Variable Rate, 1 mo. LIBOR + .14%, 4.93%, due 02/25/37	42,183,064
25,952,840	Countrywide Asset-Backed Certificates, Series 06-BC5, Class 2A1, Variable Rate, 1 mo. LIBOR + .08%, 4.87%, due 03/25/37	25,506,857
15,609,024	Credit-Based Asset Servicing & Securitization, Series 06-RP1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .11%, 4.90%, due 04/25/36	15,418,789
636,805	Equity One ABS, Inc., Series 04-1, Class AV2, Variable Rate, 1 mo. LIBOR + .30%, 5.09%, due 04/25/34	584,666
18,500,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, Variable Rate, 1 mo. LIBOR + .16%, 4.95%, due 04/25/36	16,337,813
9,815,982	Fremont Home Loan Trust, Series 06-A, Class 1A2, Variable Rate, 1 mo. LIBOR + .19%, 4.98%, due 05/25/36	9,134,998
10,000,000	Fremont Home Loan Trust, Series 06-B, Class 2A2, Variable Rate, 1 mo. LIBOR + .10%, 4.89%, due 08/25/36	9,856,250
23,625,000	Fremont Home Loan Trust, Series 06-B, Class 2A3, Variable Rate, 1 mo. LIBOR + .16%, 4.95%, due 08/25/36	18,545,625
27,330,175	GE-WMC Mortgage Securities, Series 05-2, Class A2B, Variable Rate, 1 mo. LIBOR + .17%, 4.96%, due 12/25/35	26,100,317
19,000,000	GE-WMC Mortgage Securities, Series 06-1, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 4.94%, due 08/25/36	17,443,900
4,275,887	Home Equity Asset Trust, Series 05-4, Class 2A2, Variable Rate, 1 mo. LIBOR + .23%, 5.02%, due 10/25/35	4,226,287
5,545,881	Household Home Equity Loan Trust, Series 05-2, Class A2, Variable Rate, 1 mo. LIBOR + .31%, 5.05%, due 01/20/35	5,123,007
6,198,956	Household Home Equity Loan Trust, Series 05-3, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 5.03%, due 01/20/35	5,730,160
19,021,423	Household Home Equity Loan Trust, Series 06-1, Class A1, Variable Rate, 1 mo. LIBOR + .16%, 4.90%, due 01/20/36	17,630,482
10,378,715	IXIS Real Estate Capital Trust, Series 06-HE1, Class A2, Variable Rate, 1 mo. LIBOR + .14%, 4.93%, due 03/25/36	10,360,034
38,000,000	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, Variable Rate, 1 mo. LIBOR + .12%, 4.91%, due 12/25/36	33,273,560
11,283,048	Long Beach Mortgage Loan Trust, Series 05-WL2, Class 3A1, Variable Rate, 1 mo. LIBOR + .18%, 5.05%, due 08/25/35	10,457,468
10,000,000	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 5.04%, due 10/25/35	9,694,000
14,490,000	Master Asset-Backed Securities Trust, Series 06-AM3, Class A2, Variable Rate, 1 mo. LIBOR + .13%, 4.92%, due 10/25/36	13,969,809
25,910,000	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, Variable Rate, 1 mo. LIBOR + .15%, 4.94%, due 03/25/36	22,453,606
255,279	Master Asset-Backed Securities Trust, Series 06-HE1, Class A1, Variable Rate, 1 mo. LIBOR + .08%, 4.87%, due 01/25/36	254,411
14,300,000	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 4.94%, due 06/25/36	12,552,540
30,390,000	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 4.94%, due 08/25/36	26,059,425
17,000,000	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, Variable Rate, 1 mo. LIBOR + .16%, 4.95%, due 10/25/36	13,940,000
42,000,000	Master Asset-Backed Securities Trust, Series 06-WMC1, Class A2, Variable Rate, 1 mo. LIBOR + .11%, 4.90%, due 02/25/36	40,765,200
11,071,883	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 4.95%, due 03/25/36	5,978,817
30,754,705	Merrill Lynch Mortgage Investors, Series 07-HE2, Class A2A, Variable Rate, 1 mo. LIBOR + .12%, 4.91%, due 02/25/37	30,182,860
5,896,061	Morgan Stanley ABS Capital I, Series 04-SD1, Class A, Variable Rate, 1 mo. LIBOR + .40%, 5.19%, due 08/25/34	5,660,218
40,000,000	Morgan Stanley ABS Capital I, Series 07-HE4, Class A2C, Variable Rate, 1 mo. LIBOR + .23%, 5.02%, due 02/25/37	34,000,000

2,316,690	Morgan Stanley Home Equity Loans, Series 06-2, Class A1, Variable Rate, 1 mo. LIBOR + 0.07%, 4.86%, due 02/25/36	2,229,814
27,500,000	Morgan Stanley Home Equity Loans, Series 06-3, Class A3, Variable Rate, 1 mo. LIBOR + .16%, 4.95%, due 04/25/36	24,062,500
25,420,522	Morgan Stanley Home Equity Loans, Series 07-2, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 4.89%, due 04/25/37	24,085,945
11,500,000	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.15%, 4.94%, due 11/25/36	9,890,000
16,016,000	Nomura Home Equity Loan, Inc., Series 06-FM1, Class 2A2, Variable Rate, 1 mo. LIBOR + .16%, 4.95%, due 11/25/35	15,447,933
1,156,242	Option One Mortgage Loan Trust, Series 05-3, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 5.04%, due 08/25/35	1,127,336
4,143,741	People’s Choice Home Loan Securities Trust, Series 05-3, Class 1A2, Variable Rate, 1 mo. LIBOR + .27%, 5.06%, due 08/25/35	4,035,169
20,003,396	People’s Choice Home Loan Securities Trust, Series 05-4, Class 1A2, Variable Rate, 1 mo. LIBOR + .26%, 5.05%, due 12/25/35	18,818,815
2,566,723	RAAC Series Trust, Series 05-RP3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .23%, 5.02%, due 05/25/39	2,558,869
24,235,000	RAAC Series Trust, Series 06-SP1, Class A2, Variable Rate, 1 mo. LIBOR + .19%, 4.98%, due 09/25/45	23,423,696
9,572,344	Residential Asset Mortgage Products, Inc., Series 05-RS4, Class A3, Variable Rate, 1 mo. LIBOR + .23%, 5.02%, due 04/25/35	9,389,871
8,366,404	Residential Asset Mortgage Products, Inc., Series 05-RS8, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 5.08%, due 10/25/33	8,111,764
50,000,000	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class Al3, FGIC, Variable Rate, 1 mo. LIBOR + .22%, 5.01%, due 11/25/35	49,155,000
21,359,875	Residential Asset Securities Corp., Series 07-KS3, Class Al1, Variable Rate, 1 mo. LIBOR + .11%, 4.90%, due 02/25/30	20,189,354
279,557	Saxon Asset Securities Trust, Series 04-1, Class A, Variable Rate, 1 mo. LIBOR + .27%, 5.33%, due 03/25/35	255,183
9,000,000	Securitized Asset Backed Receivables LLC, Series 06-NC1, Class A2, Variable Rate, 1 mo. LIBOR + .16%, 4.95%, due 03/25/36	8,389,559
535,772	Security National Mortgage Loan Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .29%, 5.08%, due 02/25/36	532,290
9,132,183	Security National Mortgage Loan Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .29%, 5.08%, due 10/25/36	8,926,709
7,045,083	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, Variable Rate, 1 mo. LIBOR + .26%, 5.05%, due 10/25/35	6,770,987
7,889,057	Soundview Home Equity Loan Trust, Series 07-NS1, Class A1, Variable Rate, 1 mo. LIBOR + .12%, 4.91%, due 01/25/37	7,770,721
20,000,000	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 4.94%, due 06/25/37	18,472,656
13,000,000	Structured Asset Investment Loan Trust, Series 06-1, Class A3, Variable Rate, 1 mo. LIBOR + .20%, 4.99%, due 01/25/36	11,978,831
14,815,584	Structured Asset Securities Corp., Series 05-S6, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 5.08%, due 11/25/35	14,265,866
32,560,996	Yale Mortgage Loan Trust, Series 07-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .40%, 5.19%, due 06/25/37	31,746,971
	Total Residential Asset-Backed Securities (United States)	1,523,642,673

	Residential Mortgage-Backed Securities (Australian) — 3.9%
10,487,207	Australian Mortgage Securities II, Series G3, Class A1A, Variable Rate, 3 mo. LIBOR + .21%, 5.46%, due 01/10/35	10,352,132
10,785,594	Crusade Global Trust, Series 04-2, Class A1, Variable Rate, 3 mo. LIBOR + .13%, 5.04%, due 11/19/37	10,246,638
5,227,726	Crusade Global Trust, Series 05-1, Class A1, Variable Rate, 3 mo. LIBOR + .06%, 5.75%, due 06/17/37	5,059,759
17,335,599	Crusade Global Trust, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .06%, 5.24%, due 07/20/38	16,609,931
28,125,176	Crusade Global Trust, Series 07-1, Class A1, Variable Rate, 3 mo. LIBOR + .06%, 5.26%, due 04/19/38	27,654,192
8,123,178	Interstar Millennium Trust Series 03-3G, Class A2, Variable Rate, 3 mo. LIBOR + .25%, 5.45%, due 09/27/35	7,935,939
8,315,870	Interstar Millennium Trust, Series 03-5G, Class A2, Variable Rate, 3 mo. LIBOR + .25%, 5.43%, due 01/20/36	7,941,157
8,535,710	Interstar Millennium Trust, Series 04-2G, Class A, Variable Rate, 3 mo. LIBOR + .20%, 5.90%, due 03/14/36	8,078,537
4,069,022	Interstar Millennium Trust, Series 05-1G, Class A, Variable Rate, 3 mo. LIBOR + .12%, 5.84%, due 12/08/36	3,985,973
5,652,924	Medallion Trust, Series 03-1G, Class A, Variable Rate, 3 mo. LIBOR + .19%, 5.43%, due 12/21/33	5,529,068

7,685,848	Medallion Trust, Series 04-1G, Class A1, Variable Rate, 3 mo. LIBOR + .13%, 5.16%, due 05/25/35	7,590,543
4,105,529	Medallion Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .08%, 4.97%, due 05/10/36	4,000,961
19,543,935	Medallion Trust, Series 06-1G, Class A1, Variable Rate, 3 mo. LIBOR + .05%, 5.75%, due 06/14/37	19,006,672
13,152,019	Medallion Trust, Series 07-1G, Class A1, Variable Rate, 3 mo. LIBOR + .04%, 5.08%, due 02/27/39	12,834,530
12,293,371	National RMBS Trust, Series 04-1, Class A1, Variable Rate, 3 mo. LIBOR + .11%, 5.70%, due 03/20/34	11,981,734
29,502,559	National RMBS Trust, Series 06-3, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.25%, due 10/20/37	28,460,528
31,352,800	Puma Finance Ltd., Series G5, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.05%, due 02/21/38	30,923,267
33,540,450	Superannuation Members Home Loans Global Fund, Series 07-1, Class A1, Variable Rate, 3 mo. LIBOR + .06%, 5.76%, due 12/12/35	32,841,971
3,793,473	Superannuation Members Home Loans Global Fund, Series 4A, Class A, Variable Rate, 3 mo. LIBOR + .22%, 5.46%, due 10/09/29	3,770,253
2,018,332	Superannuation Members Home Loans Global Fund, Series 6, Class A, Variable Rate, 3 mo. LIBOR + .16%, 5.06%, due 11/09/35	1,956,833
4,530,411	Superannuation Members Home Loans Global Fund, Series 7, Class A1, Variable Rate, 3 mo. LIBOR + .14%, 5.86%, due 03/09/36	4,468,530
4,010,230	Superannuation Members Home Loans Global Fund, Series 8, Class A1, Variable Rate, 3 mo. LIBOR + .07%, 5.32%, due 01/12/37	3,870,032
11,492,427	Westpac Securitization Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .07%, 5.28%, due 03/23/36	10,946,536
28,783,092	Westpac Securitization Trust, Series 07-1G, Class A2A, Variable Rate, 3 mo. LIBOR + .05%, 5.03%, due 05/21/38	28,005,949
	Total Residential Mortgage-Backed Securities (Australian)	304,051,665

	Residential Mortgage-Backed Securities (European) — 6.0%
16,600,000	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, Variable Rate, 3 mo. LIBOR + .11%, 5.70%, due 09/20/66	16,432,340
20,000,000	Aire Valley Mortgages, Series 07-1A, Class 1A2, 144A, Variable Rate, 3 mo. LIBOR + .09%, 5.68%, due 03/20/30	19,692,000
16,000,000	Arkle Master Issuer Plc, Series 06-1A, Class 3A, 144A, Variable Rate, 3 mo. LIBOR + .05%, 4.96%, due 08/17/11	15,616,960
16,000,000	Arkle Master Issuer Plc, Series 06-1A, Class 4A1, 144A, Variable Rate, 3 mo. LIBOR + .09%, 5.00%, due 02/17/52	15,694,400
2,975,502	Arran Residential Mortgages Funding Plc, Series 06-1A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + .02%, 4.68%, due 04/12/36	2,970,027
40,000,000	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, Variable Rate, 3 mo. LIBOR + .10%, 5.34%, due 01/13/39	39,008,000
15,183,227	Gracechurch Mortgage Financing Plc, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .03%, 4.98%, due 11/20/31	15,087,117
7,364,562	Gracechurch Mortgage Funding Plc, Series 1A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.32%, due 10/11/41	7,208,286
2,280,087	Granite Master Issuer Plc, Series 05-2, Class A4, Variable Rate, 3 mo. LIBOR + .08%, 5.03%, due 12/20/54	2,275,755
15,000,000	Granite Master Issuer Plc, Series 06-2, Class A4, Variable Rate, 3 mo. LIBOR + .04%, 5.22%, due 12/20/54	14,325,000
6,677,844	Granite Master Issuer Plc, Series 07-1, Class 1A1, Variable Rate, 1 mo. LIBOR + .03%, 4.77%, due 12/20/30	6,611,066
11,205,598	Granite Mortgages Plc, Series 04-3, Class 2A1, Variable Rate, 3 mo. LIBOR + .14%, 5.73%, due 09/20/44	11,033,817
49,000,000	Holmes Financing Plc, Series 10A, Class 4A1, 144A, Variable Rate, 3 mo. LIBOR + .08%, 5.32%, due 07/15/40	47,812,730
9,020,988	Kildare Securities Ltd., Series 07-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .02%, 5.17%, due 06/10/14	9,012,869
30,000,000	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, Variable Rate, 3 mo. LIBOR + .06%, 5.21%, due 12/10/43	29,579,400
4,143,400	Leek Finance Plc, Series 14A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .18%, 5.42%, due 09/21/36	4,130,555
9,134,000	Leek Finance Plc, Series 15A, Class AB, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.38%, due 03/21/37	9,087,417
9,000,000	Leek Finance Plc, Series 17A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.38%, due 03/23/09	8,918,100
8,762,895	Lothian Mortgages Master Issuer Plc, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR - .03%, 4.77%, due 01/24/28	8,755,885
1,675,099	Lothian Mortgages Plc, Series 3A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.23%, due 07/24/19	1,671,916

14,000,000	Mound Financing Plc, Series 5A, Class 2A, 144A, Variable Rate, 3 mo. LIBOR + .04%, 4.94%, due 05/08/16	13,755,000
22,769,300	Paragon Mortgages Plc, Series 11A, Class A1, 144A, Variable Rate, 1 mo. LIBOR - .01%, 4.64%, due 10/15/41	22,716,930
18,036,198	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, Variable Rate, 3 mo. LIBOR + .11%, 4.98%, due 11/15/38	17,304,830
10,749,541	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, Variable Rate, 3 mo. LIBOR, 5.79%, due 09/15/39	9,674,587
10,461,084	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR, 5.08%, due 05/15/34	10,117,228
40,000,000	Pendeford Master Issuer Plc, Series 07-1A, Class 3A, 144A, Variable Rate, 3 mo. LIBOR + .10%, 4.98%, due 02/12/16	39,564,000
8,640,000	Permanent Financing Plc, Series 4, Class 3A, Variable Rate, 3 mo. LIBOR + .14%, 5.29%, due 03/10/24	8,596,498
2,500,000	Permanent Financing Plc, Series 6, Class 2A, Variable Rate, 3 mo. LIBOR + .09%, 5.24%, due 12/10/11	2,500,000
25,040,000	Permanent Financing Plc, Series 8, Class 2A, Variable Rate, 3 mo. LIBOR + .07%, 5.22%, due 06/10/14	25,012,456
8,000,000	Permanent Master Issuer Plc, Series 07-1, Class 4A, Variable Rate, 3 mo. LIBOR + .08%, 5.32%, due 10/15/33	7,710,400
31,760,033	RMAC Securities Plc, Series 06-NS4A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.77%, due 06/12/25	31,677,457
	Total Residential Mortgage-Backed Securities (European)	473,553,026

	Residential Mortgage-Backed Securities (United States) — 0.1%
1,408,619	Chevy Chase Mortgage Funding Corp., Series 04-3A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.09%, due 08/25/35	1,339,512
3,038,422	GreenPoint Mortgage Funding Trust, Series 05-HE4, Class 2A3C, Variable Rate, 1 mo. LIBOR + .25%, 5.04%, due 07/25/30	3,024,180
5,033,669	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.04%, due 02/26/34	4,903,109
	Total Residential Mortgage-Backed Securities (United States)	9,266,801

	Student Loans — 5.0%
22,000,000	College Loan Corp. Trust, Series 04-1, Class A2, Variable Rate, 3 mo. LIBOR + .11%, 5.19%, due 04/25/16	21,964,800
6,111,111	College Loan Corp. Trust, Series 05-1, Class A1, Variable Rate, 3 mo. LIBOR + .03%, 5.11%, due 01/25/14	6,107,444
15,500,000	College Loan Corp. Trust, Series 06-1, Class A2, Variable Rate, 3 mo. LIBOR + .02%, 5.10%, due 04/25/22	15,385,300
8,000,000	College Loan Corp. Trust, Series 07-1, Class A1, Variable Rate, 3 mo. LIBOR + .01%, 5.09%, due 01/25/23	7,944,000
26,000,000	College Loan Corp. Trust, Series 07-2, Class A1, Variable Rate, 3 mo. LIBOR + .25%, 5.32%, due 01/25/24	25,984,400
2,941,709	Collegiate Funding Services Education Loan Trust I, Series 05-A, Class A1, Variable Rate, 3 mo. LIBOR + .02%, 5.22%, due 09/29/14	2,941,709
12,008,085	Goal Capital Funding Trust, Series 06-1, Class A1, Variable Rate, 3 mo. LIBOR, 5.02%, due 08/25/20	11,939,519
9,067,032	Goal Capital Funding Trust, Series 07-1, Class A1, Variable Rate, 3 mo. LIBOR + .02%, 5.22%, due 06/25/21	8,967,294
9,517,761	Keycorp Student Loan Trust, Series 05-A, Class 2A1, Variable Rate, 3 mo. LIBOR + .05%, 5.25%, due 09/27/21	9,437,050
7,031,556	Montana Higher Education Student Assistance Corp., Series 05-1, Class A, Variable Rate, 3 mo. LIBOR + .04%, 5.63%, due 06/20/15	6,969,678
63,083	National Collegiate Student Loan Trust, Series 04-2, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 4.90%, due 04/25/23	63,059
21,000,000	National Collegiate Student Loan Trust, Series 06-1, Class A2, Variable Rate, 1 mo. LIBOR + .14%, 4.93%, due 08/25/23	20,808,900
26,408,531	National Collegiate Student Loan Trust, Series 06-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .08%, 4.87%, due 08/26/19	26,113,020
20,000,000	Nelnet Education Loan Funding, Inc., Series 04-2A, Class A3, Variable Rate, 3 mo. LIBOR + .10%, 5.13%, due 11/25/15	19,765,600
37,000,000	Nelnet Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + .05%, 5.26%, due 06/22/17	36,759,500
28,616,013	SLM Student Loan Trust, Series 05-1, Class A2, Variable Rate, 3 mo. LIBOR + .08%, 5.16%, due 04/27/20	28,009,353
2,794,878	SLM Student Loan Trust, Series 05-10, Class A2, Variable Rate, 3 mo. LIBOR + .01%, 5.09%, due 04/25/15	2,789,288
17,000,000	SLM Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + .03%, 5.11%, due 07/25/16	16,939,310

30,000,000	SLM Student Loan Trust, Series 05-3, Class A4, Variable Rate, 3 mo. LIBOR + .07%, 5.15%, due 04/27/20	29,381,400
36,000,000	SLM Student Loan Trust, Series 06-A, Class A2, Variable Rate, 3 mo. LIBOR + .03%, 5.27%, due 10/15/15	35,662,500
31,000,000	SLM Student Loan Trust, Series 07-2, Class A2, Variable Rate, 3 mo. LIBOR, 5.08%, due 07/25/17	30,675,430
2,352,881	SLM Student Loan Trust, Series 07-5, Class A1, Variable Rate, 3 mo. LIBOR - 0.01%, 5.07%, due 07/25/13	2,342,293
7,500,000	SLM Student Loan Trust, Series 07-6, Class A2, Variable Rate, 3 mo. LIBOR + 0.25%, 5.40%, due 01/25/19	7,448,250
19,325,099	SLM Student Loan Trust, Series 07-A, Class A1, Variable Rate, 3 mo. LIBOR, 5.72%, due 09/15/22	18,552,095
	Total Student Loans	392,951,192

	Trade Receivables — 0.9%
55,000,000	ABS Global Finance Plc, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .10%, 4.79%, due 12/17/10	54,582,000
13,000,000	SSCE Funding LLC, Series 04-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .23%, 4.88%, due 11/15/10	12,341,875
	Total Trade Receivables	66,923,875
	Total Asset-Backed Securities	7,619,522,241

	Corporate Debt — 0.3%
22,000,000	TIAA Global Markets, 144A, Variable Rate, 3 mo. LIBOR + .10%, 5.35%, due 01/12/11	21,747,130

	U.S. Government — 0.1%
5,000,000	U.S. Treasury Note, 2.63%, due 05/15/08 (a)	4,985,156
3,000,000	U.S. Treasury Note, 4.63%, due 03/31/08 (a)	3,014,531
	Total U.S. Government	7,999,687

	U.S. Government Agency — 0.8%
11,280,500	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR, 4.84%, due 07/01/23	11,210,110
804,356	Agency for International Development Floater (Support of Honduras), Variable Rate, 3 mo. U.S. Treasury Bill x 117%, 4.61%, due 10/01/11	799,833
14,250,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + .15%, 5.01%, due 10/29/26	14,232,330
650,000	Agency for International Development Floater (Support of Belize), Variable Rate, 6 mo. U.S. Treasury Bill + .50%, 3.95%, due 01/01/14	650,007
750,001	Agency for International Development Floater (Support of Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill x 115%, 4.53%, due 01/01/12	742,033
371,085	Agency for International Development Floater (Support of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury Bill + .35%, 3.80%, due 05/01/14	369,233
1,049,886	Agency for International Development Floater (Support of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury Bill +.35%, 3.80%, due 05/01/14	1,044,647
14,625,000	Agency for International Development Floater (Support of India), Variable Rate, 3 mo. LIBOR + .10%, 5.01%, due 02/01/27	14,533,740
2,087,500	Agency for International Development Floater (Support of C.A.B.E.I.), Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 3.85%, due 10/01/12	2,082,302
784,560	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. U.S. Treasury Bill + .45%, 3.90%, due 11/15/14	781,625
3,615,987	Agency for International Development Floater (Support of Jamaica), Variable Rate, 6 mo. U.S. Treasury Bill + .75%, 4.20%, due 03/30/19	3,631,861
17,500,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR - .015%, 4.84%, due 02/01/25	17,292,205
	Total U.S. Government Agency	67,369,926

	TOTAL DEBT OBLIGATIONS (COST $7,952,023,299)	7,716,638,984

Shares/Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.0%

	Money Market Funds — 1.1%
86,575,868	State Street Institutional Liquid Reserves Fund-Institutional Class	86,575,868

	Other Short-Term Investments — 0.9%
67,525,000	Old Line Funding LLC Commercial Paper, 5.10%, due 12/13/2007	67,410,207
2,000,000	U.S. Treasury Bill, 3.33%, due 05/22/08 (b)	1,969,837
	Total Other Short-Term Investments	69,380,044

	TOTAL SHORT-TERM INVESTMENTS (COST $155,954,022)	155,955,912

	TOTAL INVESTMENTS — 99.8%
	(Cost $8,107,977,321)	7,872,594,896

	Other Assets and Liabilities (net) — 0.2%	16,256,340

	TOTAL NET ASSETS — 100.0%	$7,888,851,236

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$8,107,659,728	$11,495,820	$(246,560,652)	$(235,064,832)

A summary of outstanding financial instruments at November 30, 2007 is as follows:

Forward Currency Contracts

Settlement				Net Unrealized
Date	Deliver/Receive	Units of Currency	Value	Appreciation (Depreciation)

Buys

12/04/07	JPY	2,988,000,000	$26,891,059	$(382,415)

Sales

1/22/08	GBP	11,000,000	$22,579,456	$232,344
12/04/07	JPY	2,988,000,000	26,891,059	(1,037,165)
2/19/08	JPY	2,988,000,000	27,137,745	385,698
				$(419,123)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Sales

621	U.S. Treasury Note 5 Yr. (CBT)	March 2008	$68,377,922	$(7,025)

Swap Agreements

Credit Default Swaps

Notional		Expiration			Annual	Deliverable	Market
Amount		Date	Counterparty	Receive (Pay)	Premium	On Default	Value
60,000,000	USD	9/20/2010	Morgan Stanley Capital Services Inc.	Receive	0.40%	Credit Swap Eagle Creek CDO	$(1,060,677)
31,000,000	USD	3/20/2013	Morgan Stanley Capital Services Inc.	Receive	0.25%	MS Synthetic 2006-1	(2,278,326)
28,000,000	USD	3/20/2015	Lehman Brothers	Receive	0.88%	Credit Swap AAA CDO	(2,019,645)
				Premiums to (Pay) Receive		$—	$(5,358,648)

Interest Rate Swaps

Notional		Expiration			Fixed		Market
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	Value
50,000,000	USD	1/9/2008	JP Morgan Chase Bank	(Pay)	3.43%	3 month LIBOR	$109,809
45,000,000	USD	3/4/2008	JP Morgan Chase Bank	(Pay)	1.34%	3 month LIBOR	345,712	*
40,000,000	USD	1/24/2011	Goldman Sachs	(Pay)	6.07%	3 month LIBOR	2,461,431	**
30,000,000	USD	2/7/2012	Deutsche Bank AG	(Pay)	4.54%	3 month LIBOR	(302,554)
38,100,000	USD	2/24/2013	JP Morgan Chase Bank	(Pay)	4.54%	3 month LIBOR	(179,652	)*
				Premiums to (Pay) Receive		$—	$2,434,746

*Includes unrealized gains of $513,041 incurred by GMO Alpha LIBOR Fund prior to transfer to the Fund on March 31, 2004.

**Includes unrealized gains of $4,887,149 incurred by GMO Alpha LIBOR Fund prior to transfer to the Fund on November 27, 2002.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ACES - Aerolineas Centrales de Colombia

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

C.A.B.E.I. - Central American Bank of Economic Integration

CapMAC - Insured as to the payment of principal and interest by Capital Markets Assurance Corporation.

CDO - Collateralized Debt Obligation

CMBS - Collateralized Mortgage Backed Security

EMTN - Euromarket Medium Term Note

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

RMAC - Residential Mortgage Acceptance Corp.

RMBS - Residential Mortgage Backed Security

Variable rate - The rates shown on variable rate notes are the current interest rates at November 30, 2007, which are subject to change based on the terms of the security.

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

(a)   All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts.

(b)   Rate shown represents yield-to-maturity.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts.  A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The market value of a forward currency contract fluctuates with changes in forward currency exchange rates.  Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss.  Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss.  These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Schedule of Investments.  In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.

Futures contracts

The Fund may purchase and sell futures contracts.  Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap agreements

The Fund may enter into swap agreements.  A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.  Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.  Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts.  To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively.  Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate.  The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate.  In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation.  Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement.  The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss.  Payments received or made on swap contracts are recorded as realized gain or loss.  Gains or losses are realized upon early termination of the swap agreements.  These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material.  Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions.

Currency Abbreviations:

GBP - British Pound

JPY - Japanese Yen

USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.1%

	Affiliated Issuers — 100.1%
1,084,720	GMO Short-Duration Collateral Fund	27,909,843
	TOTAL MUTUAL FUNDS (COST $28,029,470)	27,909,843

	TOTAL INVESTMENTS — 100.1%
	(Cost $28,029,470)	27,909,843

	Other Assets and Liabilities (net) — (0.1%)	(35,463)

	TOTAL NET ASSETS — 100.0%	$27,874,380

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$28,029,470	$—	$(119,627)	$(119,627)

Investments in Affiliated Issuers

The Fund makes investments in another GMO Trust fund (“underlying fund”). The Schedule of Investments of the underlying fund should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of this affiliated issuer during the period ended November 30, 2007 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Short-Duration Collateral Fund	$40,607,270	$40,090,863	$53,027,450	$354,863	$—	$27,909,843

Totals	$40,607,270	$40,090,863	$53,027,450	$354,863	$—	$27,909,843

Notes to Schedule of Investments:

Portfolio valuation

The Fund invests substantially all of its assets in GMO Short-Duration Collateral Fund (an arrangement often referred to as a “master-feeder” structure) (“SDCF”) and, to a limited extent, in cash and cash equivalents.

Shares of SDCF are valued at their net asset value.

Investments held by SDCF are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies or procedures are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

Subsequent Event

Subsequent to November 30, 2007, the Fund received redemption requests in the amount of $17,019,898.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 19.9%

	U.S. Government Agency — 19.9%
116,655	Agency for International Development Floater (Support of Botswana), Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 3.70%, due 10/01/12	116,364
751,500	Agency for International Development Floater (Support of C.A.B.E.I.), Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 3.70%, due 10/01/12	749,629
670,297	Agency for International Development Floater (Support of Honduras), Variable Rate, 3 mo. U.S. Treasury Bill x 117%, 4.61%, due 10/01/11	666,527
38,994	Agency for International Development Floater (Support of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury Bill + .35%, 3.65%, due 05/01/14	38,800
270,647	Small Business Administration Pool #502320, Variable Rate, Prime - 2.18%, 5.56%, due 08/25/18	271,593

	Total U.S. Government Agency	1,842,913

	TOTAL DEBT OBLIGATIONS (COST $1,849,031)	1,842,913

Shares	Description	Value ($)

	MUTUAL FUNDS — 77.4%

	Affiliated Issuers — 77.4%
277,997	GMO Short-Duration Collateral Fund	7,152,858
9,192	GMO Special Purpose Holding Fund (a) (b)	11,306
	TOTAL MUTUAL FUNDS (COST $7,161,985)	7,164,164

	TOTAL INVESTMENTS — 97.3%
	(Cost $9,011,016)	9,007,077

	Other Assets and Liabilities (net) — 2.7%	253,915

	TOTAL NET ASSETS — 100.0%	$9,260,992

As of November 30, 2007, the approximate cost for U. S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$9,553,298	$11,305	$(557,526)	$(546,221)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transaction in the shares of these affiliated issuers during the period ended November 30, 2007 is set forth below:

Affiliate	Value, Beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Short-Duration Collateral Fund	$25,797,458	$410,717	$19,300,000	$70,717	$—	$7,152,858

GMO Special Purpose Holding Fund	12,961	—	—	—	59,618	11,306

Totals	$25,810,419	$410,717	$19,300,000	$70,717	$59,618	$7,164,164

Notes to Schedule of Investments:

C.A.B.E.I. - Central American Bank of Economic Integration

Variable rate - The rates shown on variable rate notes are the current interest rates at November 30, 2007, which are subject to change based on the terms of the security.

(a)            Bankrupt issuer.

(b)            Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary  source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Description	Value ($)

DEBT OBLIGATIONS — 0.0% (a)

Asset-Backed Securities — 0.0%

Health Care Receivables — 0.0%
Interest related to the Bankruptcy Estate of NPF VI Inc. Series 02-1 Class A (b) (c)	—
Interest related to the Bankruptcy Estate of NPF XII Inc. Series 00-3 Class A (b) (c)	—
Interest related to the Bankruptcy Estate of NPF XII Inc. Series 02-1 Class A (b) (c)	—
—

Total Asset-Backed Securities	—

TOTAL DEBT OBLIGATIONS (COST $0)	—

TOTAL INVESTMENTS — 0.0% (Cost $0)	—

Other Assets and Liabilities (net) — 100.0%	684,067

TOTAL NET ASSETS — 100.0%	$684,067

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$—	$—	$—	$—

Notes to Consolidated Schedule of Investments:

(a)	Owned by GMO SPV I, LLC. GMO SPV I, LLC is a 73.9% subsidiary of GMO Special Purpose Holding Fund.
(b)	Security is in default.
(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

GMO Special Situations Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares/Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 95.6%

	Money Market Funds — 0.2%
995,360	State Street Institutional Liquid Reserves Fund-Institutional Class	995,360
	Other Short-Term Investments — 95.4%
456,000,000	U.S Treasury Bill, 3.26%, due 12/27/07 (a)	454,905,600
135,000,000	U.S Treasury Bill, 2.96%, due 02/07/08 (a)	134,250,075
	Total Other Short-Term Investments	589,155,675

	TOTAL SHORT-TERM INVESTMENTS (COST $589,982,780)	590,151,035

	TOTAL INVESTMENTS — 95.6% (Cost $589,982,780)	590,151,035

	Other Assets and Liabilities (net) — 4.4%	27,398,894

	TOTAL NET ASSETS — 100.0%	$617,549,929

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$589,982,780	$168,255	$—	$168,255

A summary of outstanding financial instruments at November 30, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

2/22/08	JPY	6,645,175,831	$60,372,606	$(308,999)
2/22/08	JPY	7,566,132,099	68,739,658	(172,414)
2/22/08	JPY	6,569,752,689	59,687,374	(390,966)
2/22/08	JPY	7,185,046,747	65,277,430	(353,820)
2/22/08	JPY	8,333,839,830	75,714,420	105,598
2/22/08	JPY	7,228,549,434	65,672,660	(216,084)

			$395,464,148	$(1,336,685)

Sales

2/22/08	AUD	35,308,251	$31,050,395	$289,561
2/22/08	AUD	35,308,251	31,050,395	267,388
2/22/08	CAD	18,867,952	18,876,394	470,391
2/22/08	CAD	18,867,952	18,876,394	398,745
2/22/08	EUR	11,883,131	17,404,365	5,016
2/22/08	EUR	11,883,131	17,404,365	17,101
2/22/08	GBP	17,326,669	35,526,309	(151,349)
2/22/08	GBP	17,326,669	35,526,309	(168,641)
2/22/08	GBP	17,851,720	36,602,864	(179,107)
2/22/08	NZD	34,868,816	26,360,667	(206,266)
			$268,678,457	$742,839

Forward Cross Currency Contracts

					Net Unrealized
Settlement	Deliver/Units of		Receive/In Exchange		Appreciation
Date	Currency		For		(Depreciation)

2/22/08	AUD	44,285,789	JPY	4,578,264,826	2,649,029
2/22/08	AUD	14,345,495	JPY	1,434,254,028	414,895
2/22/08	CAD	18,378,777	JPY	2,196,999,054	1,573,127
2/22/08	CAD	8,189,053	JPY	956,169,352	494,252
2/22/08	EUR	11,194,201	JPY	1,836,856,450	292,829
2/22/08	EUR	5,927,123	JPY	956,169,352	5,940
2/22/08	GBP	21,327,059	JPY	5,018,700,599	1,867,148
2/22/08	GBP	11,494,681	JPY	2,629,465,718	320,666
2/22/08	NZD	18,273,570	JPY	1,561,162,286	368,701
2/22/08	NZD	6,892,867	JPY	573,701,611	1,205
					$7,987,792

Notes to Schedule of Investments:

 (a)             Rate shown represents yield-to-maturity.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts.  A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The market value of a forward currency contract fluctuates with changes in forward currency exchange rates.  Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss.  Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss.  These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Schedule of Investments.  In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.

Currency Abbreviations:

AUD-	Australian Dollar
CAD-	Canadian Dollar
EUR-	Euro
GBP-	British Pound
JPY-	Japanese Yen
NZD	New Zealand Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Par Value ($)		Description	Value ($)

		DEBT OBLIGATIONS — 5.6%

		Austria — 0.4%

		Corporate Debt
8,000,000		Bank Austria Creditanstalt AG, 144A, 7.25%, due 02/15/17	9,373,760

		Canada — 0.6%

		Corporate Debt
15,000,000		Transalta Corp., 5.75%, due 12/15/13	15,088,500

		Luxembourg — 0.4%

		Corporate Debt
10,000,000		Telecom Italia Capital, 4.95%, due 09/30/14	10,008,500

		Mexico — 0.4%

		Corporate Debt
10,000,000		Telefonos de Mexico SA de CV, 5.50%, due 01/27/15	9,901,010

		United States — 3.8%

		Corporate Debt — 2.1%
7,000,000		CVS Corp., 6.13%, due 08/15/16	7,380,660
10,000,000		Eastman Chemical Co., 7.25%, due 01/15/24	10,633,000
10,000,000		Kinder Morgan Energy Partners, L.P., 6.00%, due 02/01/17	10,074,000
5,000,000		Ryder System, Inc., MTN, 5.85%, due 11/01/16	4,977,650
10,000,000		Southwest Airlines Co., 5.75%, due 12/15/16	10,110,500
5,000,000		Spectra Energy Capital, Series B, 6.75%, due 07/15/18	5,358,000
5,000,000		Wyeth, 5.50%, due 02/01/14	5,052,500
			53,586,310

		Structured Notes — 0.9%
20,000,000		Boston Scientific Corp., 6.25%, due 11/15/15	18,850,000
5,000,000		RPM UK Group, 144A, 6.70%, due 11/01/15	5,239,000
			24,089,000

		U.S. Government — 0.8%
20,000,000		U.S. Treasury Note, 4.88%, due 05/15/09 (a)	20,509,375
		Total United States	98,184,685

		TOTAL DEBT OBLIGATIONS (COST $141,876,569)	142,556,455

Principal Amount		Description	Value ($)

		OPTIONS PURCHASED — 0.0%

		Currency Options — 0.0%
JPY	18,260,000,000	JPY Put/USD Call, Expires 01/22/08, Strike 123.00	7,669

		TOTAL OPTIONS PURCHASED (COST $1,038,469)	7,669

Shares	Description	Value ($)

	MUTUAL FUNDS — 94.3%

	United States — 94.3%

	Affiliated Issuers
7,480,954	GMO Emerging Country Debt Fund, Class III	81,093,542
80,264,268	GMO Short-Duration Collateral Fund	2,065,199,620
9,833,589	GMO World Opportunity Overlay Fund	254,984,976
	Total United States	2,401,278,138

	TOTAL MUTUAL FUNDS (COST $2,394,213,094)	2,401,278,138

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
5,081,700	State Street Institutional Liquid Reserves Fund-Institutional Class	5,081,700

	TOTAL SHORT-TERM INVESTMENTS (COST $5,081,700)	5,081,700

	TOTAL INVESTMENTS — 100.1%
	(Cost $2,542,209,832)	2,548,923,962

	Other Assets and Liabilities (net) — (0.1%)	(1,457,688)

	TOTAL NET ASSETS — 100.0%	$2,547,466,274

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$2,550,210,721	$1,508,154	$(2,794,913)	$(1,286,759)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2007 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Emerging Country Debt Fund, Class III	$75,423,462	$46,491,681	$41,900,000	$1,337,460	$2,654,220	$81,093,542

GMO Short- Duration Collateral Fund	1,759,931,834	1,760,150,449	1,472,483,000	20,050,449	—	2,065,199,620

GMO World Opportunity Overlay Fund	472,286,910	165,500,000	385,800,000	—	—	254,984,976

Totals	$2,307,642,206	$1,972,142,130	$1,900,183,000	$21,387,909	$2,654,220	$2,401,278,138

A summary of outstanding financial instruments at November 30, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

12/03/07	AUD	358,669	316,758	(269)
12/18/07	AUD	21,000,000	18,536,192	(647,308)
12/18/07	AUD	21,500,000	18,977,530	(681,640)
12/18/07	AUD	14,500,000	12,798,799	(83,653)

1/08/08	CAD	12,400,000	12,405,497	(34,435)
1/08/08	CAD	31,000,000	31,013,744	(119,569)
1/08/08	CAD	2,900,000	2,901,286	(3,798)
12/03/07	CAD	19,075	19,076	(716)
1/29/08	CHF	195,700,000	173,527,636	(1,120,302)
2/12/08	EUR	24,200,000	35,442,410	(319,140)
2/12/08	EUR	18,300,000	26,801,492	(242,980)
12/03/07	EUR	99,784	145,979	1,641
1/22/08	GBP	89,000,000	182,688,324	(2,135,686)
1/22/08	GBP	8,400,000	17,242,494	(263,778)
1/22/08	GBP	12,700,000	26,069,008	(543,970)
12/03/07	GBP	2,006,275	4,124,701	(17,054)
12/03/07	JPY	24,962,580	224,655	(3,147)
12/04/07	JPY	5,570,000,000	50,128,246	(37,014)
12/04/07	JPY	1,620,000,000	14,579,490	339,647
12/04/07	JPY	9,355,000,000	84,192,053	(1,038,565)
12/04/07	JPY	5,030,000,000	45,268,416	(692,224)
2/05/08	NZD	29,000,000	21,965,350	116,750
			$779,369,136	$(7,527,210)

Sales

12/18/07	AUD	70,800,000	$62,493,448	$1,277,357
12/18/07	AUD	10,900,000	9,621,166	82,014
1/08/08	CAD	39,200,000	39,217,379	1,191,373
1/08/08	CAD	20,900,000	20,909,266	773,931
1/08/08	CAD	11,400,000	11,405,054	255,799
1/29/08	CHF	21,700,000	19,241,440	114,550
1/29/08	CHF	42,300,000	37,507,506	383,209
2/12/08	EUR	78,700,000	115,261,061	1,214,939
1/22/08	GBP	37,400,000	76,770,150	278,425
1/22/08	GBP	25,300,000	51,932,748	104,408
1/22/08	GBP	31,400,000	64,454,083	328,199
12/03/07	GBP	7,593	15,611	69
2/19/08	JPY	5,905,000,000	53,630,651	643,869
12/04/07	JPY	19,005,000,000	171,039,014	(5,304,986)
12/04/07	JPY	510,000,000	4,589,839	(228,143)
12/04/07	JPY	2,060,000,000	18,539,351	(788,688)
2/05/08	NZD	16,500,000	12,497,527	60,788
			$769,125,294	$387,113

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)

12/11/07	EUR	62,800,000	NOK	483,434,400	$(4,740,283)
1/15/08	EUR	16,100,000	SEK	148,396,920	(331,511)
1/15/08	EUR	21,500,000	SEK	198,776,330	(347,707)
1/15/08	SEK	178,557,925	EUR	19,300,000	293,099
12/11/07	NOK	143,128,395	EUR	17,700,000	96,908
					$(5,029,494)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

327	Australian Government Bond 10 Yr.	December 2007	$28,868,266	$247,613
737	Australian Government Bond 3 Yr.	December 2007	64,326,759	50,639
335	Euro BOBL	December 2007	53,248,089	271,949
738	Euro Bund	December 2007	123,491,179	673,344
13	Japanese Government Bond 10 Yr. (TSE)	December 2007	16,031,949	39,827
				$1,283,372

Sales

96	Canadian Government Bond 10 Yr.	March 2008	$11,052,073	$(12,769)
286	U.S. Long Bond (CBT)	March 2008	33,515,625	135,296
1,628	U.S. Treasury Note 10 Yr.	March 2008	184,294,688	102,527
88	U.S. Treasury Note 2 Yr. (CBT)	March 2008	18,489,625	1,067
358	U.S. Treasury Note 5 Yr. (CBT)	March 2008	39,419,156	(30,573)
870	UK Gilt Long Bond	March 2008	195,944,745	(317,652)
				$(122,104)

Swap Agreements

Credit Default Swaps

Notional		Expiration			Annual	Deliverable	Market
Amount		Date	Counterparty	Receive (Pay)	Premium	On Default	Value
15,000,000	USD	12/15/2013	Goldman Sachs	(Pay)	0.42%	TransAlta Corp.	$171,335
5,000,000	USD	3/20/2014	Morgan Stanley	(Pay)	0.15%	Wyeth	27,366
10,000,000	USD	9/30/2014	Goldman Sachs	(Pay)	0.74%	Telecom Italia Capital	(27,585)
10,000,000	USD	2/20/2015	JP Morgan Chase Bank	(Pay)	0.61%	Telefonos de Mexico SA de CV	81,131
5,000,000	USD	11/1/2015	Goldman Sachs	(Pay)	0.62%	RPM UK	66,579
15,000,000	USD	12/20/2015	Barclays Bank PLC	(Pay)	0.73%	Boston Scientific Corp.	1,249,809
5,000,000	USD	12/20/2015	Morgan Stanley	(Pay)	0.81%	Boston Scientific Corp.	391,247
7,000,000	USD	9/20/2016	Barclays Bank PLC	(Pay)	0.32%	CVS Corp.	124,886
5,000,000	USD	12/20/2016	Morgan Stanley	(Pay)	0.46%	Ryder System, Inc., MTN	165,212
10,000,000	USD	12/20/2016	Barclays Bank PLC	(Pay)	0.72%	Southwest Airlines	22,687
10,000,000	USD	2/1/2017	Goldman Sachs	(Pay)	0.49%	Kinder Morgan Energy Partners LP	224,087
5,000,000	USD	7/15/2018	Goldman Sachs	(Pay)	0.93%	Spectra Energy Capital	(140,539)
10,000,000	USD	1/20/2024	Goldman Sachs	(Pay)	1.11%	Eastman Chemical Co.	(288,288)
			Premiums to (Pay) Receive			$—	$2,067,927

Interest Rate Swaps

Notional		Expiration			Fixed		Market
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	Value
174,900,000	SEK	3/19/2013	Barclays Bank PLC	Receive	4.60%	3 month SEK STIBOR	$(71,687)
190,700,000	SEK	3/19/2013	Deutsche Bank AG	Receive	4.60%	3 month SEK STIBOR	(78,163)
528,100,000	SEK	3/19/2013	JP Morgan Chase Bank	Receive	4.60%	3 month SEK STIBOR	(216,456)
157,500,000	CHF	3/19/2013	JP Morgan Chase Bank	Receive	3.00%	6 month CHF LIBOR	605,182
18,900,000	AUD	12/17/2017	JP Morgan Chase Bank	Receive	6.56%	6 month AUD BBSW	(416,746)
			Premiums to (Pay) Receive			$825,413	$(177,870)

As of November 30, 2007, for the futures and/or swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

BBSW - Bank Bill Swap Reference Rate

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

STIBOR - Stockholm Interbank Offered Rate

(a)   All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts.  A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The market value of a forward currency contract fluctuates with changes in forward currency exchange rates.  Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss.  Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss.  These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Schedule of Investments.  In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.

Futures contracts

The Fund may purchase and sell futures contracts.  Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options

The Fund may write call and put options. Writing options increases the Fund’s exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option.  There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options.  Purchasing options alters the Fund’s exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss.  The risk associated with purchasing put and call options is limited to the premium paid.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements.  A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.  Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.  Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts.  To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively.  Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate.  The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate.  In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation.  Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement.  The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss.  Payments received or made on swap contracts are recorded as realized gain or loss.  Gains or losses are realized upon early termination of the swap agreements.  These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material.  Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 101.0%

	Affiliated Issuer — 101.0%
6,688,624	GMO Alpha Only Fund, Class IV	74,109,957
2,704,747	GMO Core Plus Bond Fund, Class IV	26,695,857
169,332	GMO Emerging Country Debt Fund, Class IV	1,835,563
7,077,948	GMO Emerging Markets Opportunities Fund, Class VI	106,877,019
5,358,963	GMO Inflation Indexed Plus Bond Fund, Class VI	137,993,301
549,525	GMO International Bond Fund, Class III	5,368,856
6,108,846	GMO International Growth Equity Fund, Class IV	214,053,958
5,493,746	GMO International Intrinsic Value Fund, Class IV	208,707,427
2,640,595	GMO Special Situations Fund, Class VI	54,105,787
2,741,761	GMO Strategic Fixed Income Fund, Class VI	67,886,007
5,147,151	GMO U.S. Core Equity Fund, Class VI	72,729,248
4,964,122	GMO U.S. Quality Equity Fund, Class VI	112,685,558
	TOTAL MUTUAL FUNDS (COST $1,000,111,380)	1,083,048,538

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

25,851	Citigroup Global Markets Repurchase Agreement, dated 11/30/07, due 12/03/07, with a maturity value of $25,856 and an effective yield of 2.30%, collateralized by a U.S. Treasury Note with a rate of 2.63%, maturity date of 05/15/08 and a market value, including accrued interest, of $26,976.	25,851

	TOTAL SHORT-TERM INVESTMENTS (COST $25,851)	25,851

	TOTAL INVESTMENTS — 101.0% (Cost $1,000,137,231)	1,083,074,389

	Other Assets and Liabilities (net) — (1.0%)	(10,359,170)

	TOTAL NET ASSETS — 100.0%	$1,072,715,219

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$1,000,314,711	$88,705,090	$(5,945,412)	$82,759,678

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2007 is set forth below:

	Value,
	beginning of		Sales	Dividend	Distributions of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Alpha Only Fund, Class IV	$—	$72,806,011	$—	$—	$—	$74,109,957

GMO Core Plus Bond Fund, Class IV	56,198,149	12,155,113	40,000,000	1,155,114	—	26,695,857

GMO Emerging Country Debt Fund, Class IV	1,744,041	72,216	—	24,283	47,933	1,835,563

GMO Emerging Markets Opportunities Fund, Class VI	49,013,342	43,256,109	4,984,641	61,954	1,194,155	106,877,019

GMO Inflation Indexed Plus Bond Fund, Class VI	74,922,001	111,410,453	50,255,000	770,317	313,655	137,993,301

GMO International Bond Fund, Class III	4,154,505	1,186,029	—	186,029	—	5,368,856

GMO International Growth Equity Fund, Class IV	103,554,411	91,871,761	263,680	—	4,274,839	214,053,958

GMO International Intrinsic Value Fund, Class IV	105,015,610	92,188,567	220,000	—	2,688,568	208,707,427

GMO International Small Companies Fund, Class III	700,667	24,254	696,923	—	24,254	—

GMO Special Situations Fund, Class VI	—	53,500,000	—	—	—	54,105,787

GMO Strategic Fixed Income Fund, Class VI	45,257,955	91,625,027	69,000,000	344,306	—	67,886,007

GMO U.S. Core Equity Fund, Class VI	42,352,407	32,849,301	200,000	716,892	2,132,410	72,729,248

GMO U.S. Quality Equity Fund, Class VI	46,463,280	63,376,156	—	917,558	428,597	112,685,558

Totals	$529,376,368	$666,320,997	$165,620,244	$4,176,453	$11,104,411	$1,083,048,538

Notes to Schedule of Investments:

Portfolio valuation

Shares of the underlying funds and other mutual funds are valued at their net asset value.

Investments held by the underlying funds are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies or procedures are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.  Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2007, 45.30% of the net assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

GMO Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 86.4%

	Taiwan — 86.4%
451,676	Advantech Co Ltd	1,078,548
6,337	Altek Corp	9,395
566,000	Arima Computer Corp *	114,695
856,758	Asia Cement Corp	1,255,219
613,452	Asustek Computer Inc	1,936,433
801,000	AU Optronics Corp	1,571,787
473,000	Avermedia Technologies Inc	1,043,780
2,285,000	Capital Securities Corp	1,274,294
1,288,180	Cheng Loong Corp	439,867
412,000	Cheng Shin Rubber Industry Co Ltd	705,083
843,280	Chi Mei Optoelectronics Corp	1,139,672
7,702,000	China Bills Finance Corp *	1,819,407
11,206,153	China Development Financial Holding Corp	4,454,708
1,022,000	China Manmade Fibers *	397,773
307,530	China Motor Corp	239,556
463,000	China Petrochemical Development Corp *	203,406
10,076,290	China Steel Corp	13,400,260
2,187,000	Chinatrust Financial Holding Co Ltd *	1,586,256
2,164,000	Chunghwa Picture Tubes Ltd *	825,656
5,206,982	Chunghwa Telecom Co Ltd	10,398,244
5,946	Chunghwa Telecom Co Ltd ADR	118,504
2,279,375	Compal Electronics Inc	2,652,778
1,985,700	Continental Engineering Corp	1,112,957
59,302	DFI Inc	157,329
259,403	Dimerco Express Taiwan Corp	279,885
2,062,160	D-Link Corp	3,782,870
431,570	Elite Semiconductor Memory Technology Inc	973,995
4,667	Everlight Electronics Co	17,948
1,608,840	Far Eastern Department Stores Ltd	1,933,999
2,510,027	Far Eastern International Bank *	865,843
3,425,025	Far Eastern Textile Co Ltd	4,160,871
1,890,402	Federal Corp	1,130,350
3,853,169	Formosa Chemicals & Fibre Co	9,868,804
1,165,077	Formosa Petrochemical Corp	3,322,015
3,380,424	Formosa Plastics Corp	9,235,854
947,260	Formosa Taffeta Co Ltd	985,580
549,000	Foxconn Technology Co Ltd	5,407,931
1,060,000	Gigabyte Technology Co Ltd	698,354
168,000	Gloria Material Technology Corp	294,731
1,008,206	Goldsun Development & Construction Co Ltd	502,997
1,933,000	Grand Pacific Petrochem *	727,832
2,558,520	Hannstar Display Corp *	1,167,782
20,965	High Tech Computer Corp	392,115
3,873,553	Hon Hai Precision Industry Co Ltd	24,940,233
1,429,000	Hotai Motor Company Ltd	3,719,502
1,164,620	Innolux Display Corp	4,425,444
1,864,870	KGI Securities Co Ltd	994,383
2,611,093	Kinpo Electronics	903,296
195,800	Kinsus Interconnect Technology Corp	702,818
61,182	Lee Chang Yung Chem Industries	63,738
319,555	Les Enphants Co Ltd	221,221
574,052	Lite-On Technology Corp	1,002,456
1,756,789	MediaTek Inc	23,121,477
4,751,000	Mega Financial Holdings Co Ltd	2,940,106
161,000	Mercuries & Associates Ltd	103,656

97,038	Micro-Star International Co Ltd	86,194
60,810	Mosel Vitelic Inc	51,960
3,500,000	Nan Ya Plastics Corp	9,149,492
381,000	Nien Hsing Textile Co Ltd	236,986
116,000	Novatek Microelectronics Corp Ltd	460,232
1,846,931	Oriental Union Chemical	2,096,915
389,000	Phoenix Precision Technology Corp	431,497
6,331,000	Prodisc Technology Inc *	1,126,381
2,045,000	Promos Technologies Inc	551,678
193,000	Qisda Corp *	202,752
750,631	Quanta Computer Inc	1,134,753
152,150	Richtek Technology Corp	1,453,197
1,965,802	Sampo Corp *	385,654
292,521	Shinkong Synthetic Fibers *	98,266
1,073,738	Siliconware Precision Industries Co	1,964,679
253,000	Sincere Navigation Corp	479,552
19,947	Sino American Silicon Products Inc	143,975
451,150	Synnex Technology International Corp	1,196,896
36,650	Systex Corp	39,290
225,232	Taichung Commercial Bank *	93,621
7,563,634	Taishin Financial Holdings Co Ltd *	3,248,410
4,428,000	Taiwan Cellular Corp	6,022,050
3,354,889	Taiwan Cement Corp	4,940,210
288,000	Taiwan Fertilizer Co Ltd	662,798
7,608,471	Taiwan Semiconductor Manufacturing Co Ltd	14,425,554
5,395	Taiwan Semiconductor Manufacturing Co Ltd ADR	53,518
113,108	Transcend Information Inc	358,863
64,607	Tsann Kuen Enterprises Co Ltd *	88,209
454,900	TSRC Corp	617,101
732,000	Tung Ho Steel Enterprise	1,109,476
56,192	TXC Corp	98,062
516,000	U-Ming Marine Transport Co	1,381,886
1,224,900	Unimicron Technology Corp	2,386,326
994,000	Uni-President Enterprises Corp	1,286,328
366,000	USI Corp	197,962
836,578	Walsin Lihwa Corp	367,159
590,209	Wan Hai Lines Ltd	518,558
3,501,620	Waterland Financial Holdings	1,082,917
2,165,000	Wintek Corp	2,896,015
2,968,195	Ya Hsin Industrial Co Ltd * (a) (b)	920
426,379	Yang Ming Marine Transport	334,366
4,165,938	Yieh Phui Enterprise	1,609,894
9,115,000	Yuanta Financial Holding Co Ltd *	6,111,390
83,000	Yungtay Engineering Co Ltd	64,779
	Total Taiwan	228,070,414

	TOTAL COMMON STOCKS (COST $215,546,092)	228,070,414

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%
700,000	Rabobank Time Deposit, 4.65%, due 12/03/07	700,000

	TOTAL SHORT-TERM INVESTMENTS (COST $700,000)	700,000

	TOTAL INVESTMENTS — 86.6% (Cost $216,246,092)	228,770,414

	Other Assets and Liabilities (net) — 13.4%	35,270,781

	TOTAL NET ASSETS — 100.0%	$264,041,195

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$216,529,669	$30,330,273	$(18,089,528)	$12,240,745

Notes to Schedule of Investments:

ADR - American Depositary Receipt
*	Non-income producing security.
(a)	Bankrupt issuer.
(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.  As of November 30, 2007, 85.80% of the net assets of the Fund were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.4%

	Australia — 3.8%
120,192	Australia and New Zealand Banking Group Ltd	3,002,543
166,815	BHP Billiton Ltd	6,358,977
45,208	Commonwealth Bank of Australia	2,393,055
100	General Property Trust Units	385
48,379	Macquarie Group Ltd	3,430,891
73,689	QBE Insurance Group Ltd	2,120,334
20,217	Rio Tinto Ltd	2,606,612
146,634	Santos Ltd	1,859,358
426,884	Stockland	3,411,647
352,754	Suncorp-Metway Ltd	5,845,606
1,144,504	Telstra Corp Ltd	4,728,275
66,492	Westpac Banking Corp	1,672,438
146,465	Woodside Petroleum Ltd	6,301,119
141,450	Woolworths Ltd	4,240,075
	Total Australia	47,971,315

	Austria — 0.9%
4,228	Flughafen Wien AG	477,489
438	Lenzing AG	235,651
87,050	OMV AG	6,178,796
59,780	Voestalpine AG	4,367,843
	Total Austria	11,259,779

	Belgium — 1.3%
6,470	Colruyt SA	1,429,164
23,154	Delhaize Group	2,020,157
184,524	Dexia	5,026,647
227,419	Fortis	6,073,187
40,452	UCB SA	1,923,219
	Total Belgium	16,472,374

	Brazil — 0.3%
26,157	Banco do Brasil SA	463,989
34,800	Companhia Vale do Rio Doce	1,217,136
15,984	Electrobras (Centro)	222,904
12,500	Petroleo Brasileiro SA (Petrobras)	589,892
8,320	Petroleo Brasileiro SA (Petrobras) ADR	801,216
7,030	Unibanco-Uniao de Bancos Brasileiros SA GDR	1,052,532
	Total Brazil	4,347,669

	Canada — 1.9%
32,900	Canadian Imperial Bank of Commerce	2,923,311
64,264	Canadian Natural Resources	4,172,227
44,171	EnCana Corp	2,866,841
42,000	National Bank of Canada	2,267,273
40,100	Potash Corp of Saskatchewan Inc	4,764,118
62,100	Research In Motion Ltd *	7,069,196
	Total Canada	24,062,966

	China — 1.1%
1,510,000	Bank of China Ltd Class H	791,640
222,000	China Merchants Bank Co Ltd Class H	1,034,559
82,000	China Mobile Ltd	1,499,411
1,508,000	China Petroleum & Chemical Corp Class H	2,296,897
214,000	China Shipping Development Co Ltd Class H	588,523

6,300	China Telecom Corp Ltd ADR	508,788
546,300	China Telecom Corp Ltd Class H	439,618
1,076,000	CNOOC Ltd	1,984,435
300,000	Datang International Power Generation Co Ltd	273,716
958,000	Denway Motors Ltd	629,459
420,000	Huaneng Power International Inc Class H	449,461
1,268,000	Industrial and Commercial Bank of China Ltd Class H	1,013,592
226,000	Jiangxi Copper Co Ltd Class H	600,953
290,000	Maanshan Iron & Steel Co Ltd Class H	208,558
320,000	PetroChina Co Ltd Class H	615,048
64,000	Shanghai Industrial Holdings Ltd	311,649
414,000	Sinopec Shanghai Petrochemical Co Ltd Class H	258,627
356,000	Yanzhou Coal Mining Co Ltd	733,783
	Total China	14,238,717

	Finland — 2.3%
490,397	Nokia Oyj	19,332,199
70,750	Rautaruukki Oyj	3,322,366
208,062	Sampo Oyj Class A	6,099,709
	Total Finland	28,754,274

	France — 11.6%
17,220	Alstom	3,852,366
227,268	Arcelor Mittal	16,694,772
145,451	BNP Paribas	16,394,940
4,173	Bongrain SA	496,744
18,695	Bouygues	1,673,461
33,710	Casino Guichard-Perrachon SA	3,702,057
5,024	Chargeurs International SA	125,447
36,812	Cie de Saint-Gobain	3,605,630
137,253	Credit Agricole SA	4,825,689
2,228	Esso SAF	619,089
24,321	Michelin SA Class B	2,877,918
4,045	NYSE Euronext	342,974
86,816	Peugeot SA	6,730,011
65,863	Renault SA	9,553,526
343,473	Sanofi-Aventis	32,756,117
15,177	Societe Generale	2,337,785
16,784	Suez SA Class B	1,112,748
16,784	Suez SA VVPR Strip *	246
693	Total Gabon	546,867
462,855	Total SA	37,430,598
30,833	Vinci SA	2,448,839
	Total France	148,127,824

	Germany — 11.3%
41,494	Adidas AG	2,747,392
36,900	Allianz SE (Registered)	7,624,819
71,124	BASF AG	9,887,204
47,643	Bayer AG	3,938,193
93,052	Bayerische Motoren Werke AG	5,670,826
46,100	Commerzbank AG	1,817,029
117,272	DaimlerChrysler AG (Registered)	11,937,238
111,300	Deutsche Bank AG (Registered)	14,652,400
32,100	Deutsche Boerse AG	5,978,524
89,400	Deutsche Lufthansa AG (Registered)	2,423,196
108,148	Deutsche Post AG (Registered)	3,672,790
13,830	E. ON AG	2,815,686
51,975	Hypo Real Estate Holding AG	2,761,522
161,600	Infineon Technologies AG *	1,933,005
49,900	MAN AG	8,099,681

77,300	Muenchener Rueckversicherungs AG (Registered)	14,101,331
38,020	Salzgitter AG	6,141,004
69,800	Siemens AG (Registered)	10,609,982
29,661	Suedzucker AG	651,860
177,920	ThyssenKrupp AG	10,531,229
67,864	Volkswagen AG	16,278,773
	Total Germany	144,273,684

	Greece — 0.1%
18,835	National Bank of Greece SA	1,264,858

	Hong Kong — 1.3%
6,000	Ajisen China Holdings Ltd *	9,363
264,200	Bank of East Asia Ltd	1,615,237
529,500	BOC Hong Kong Holdings Ltd	1,392,718
52,000	Citic Pacific Ltd	294,479
807,900	CLP Holdings Ltd	5,503,924
190,000	Hang Lung Group Ltd	1,093,900
644,500	Hong Kong Electric Holdings Ltd	3,369,831
101,500	Hong Kong Exchanges and Clearing Ltd	3,101,359
	Total Hong Kong	16,380,811

	Hungary — 0.1%
4,490	MOL Magyar Olaj es Gazipari Nyrt (New Shares)	643,244
20,110	OTP Bank Nyrt	991,285
	Total Hungary	1,634,529

	Indonesia — 0.0%
128,000	Astra International Tbk PT	343,481

	Ireland — 0.4%
38,854	Bank of Ireland	616,741
100,699	CRH Plc	3,802,002
49,756	Greencore Group	316,129
	Total Ireland	4,734,872

	Israel — 0.1%
89,390	Bank Hapoalim BM	451,576
11,000	Check Point Software Technologies Ltd *	251,020
16,280	Teva Pharmaceutical Industries Ltd Sponsored ADR	726,576
	Total Israel	1,429,172

	Italy — 3.5%
482,848	Enel SPA	5,781,105
937,601	ENI SPA	33,560,076
166,303	Fiat SPA	4,568,409
	Total Italy	43,909,590

	Japan — 18.5%
63,400	Chubu Electric Power Co Inc	1,759,251
276,000	Cosmo Oil Co Ltd	1,140,519
123,541	Daiichi Sankyo Co Ltd	3,876,855
63,700	Eisai Co Ltd	2,817,893
322,000	Fuji Heavy Industries Ltd	1,607,115
66,600	Fuji Photo Film Co Ltd	2,941,498
776,500	Haseko Corp *	1,550,040
619,500	Honda Motor Co Ltd	21,515,556
76,600	Hoya Corp	2,688,517
426,000	Isuzu Motors Ltd	1,999,843
795,000	Itochu Corp	8,463,793
46,100	JFE Holdings Inc	2,542,111

58,000	Kamigumi Co Ltd	452,328
74,500	Kansai Electric Power Co Inc	1,911,271
100,000	Kao Corp	3,030,324
416,000	Kawasaki Kisen Kaisha Ltd	4,997,432
147,700	Komatsu Ltd	4,521,575
36,000	Kyudenko Corp	198,967
74,300	Kyushu Electric Power Co Inc	2,020,130
899,000	Marubeni Corp	6,913,533
383,000	Mazda Motor Corp	2,071,684
421,200	Mitsubishi Corp	12,230,463
143,000	Mitsubishi Estate Co Ltd	3,867,083
326,000	Mitsui & Co	7,525,160
61,000	Mitsui Fudosan Co Ltd	1,574,887
329,000	Mitsui OSK Lines Ltd	4,958,866
540,718	Mitsui Trust Holding Inc	4,609,716
47,000	Nagase & Co	532,168
80,000	NGK Insulators Ltd	2,480,298
75,000	Nikon Corp	2,350,565
27,500	Nintendo Co Ltd	16,886,158
137	Nippon Building Fund Inc	1,981,812
43,000	Nippon Corp	308,465
563,000	Nippon Oil Corp	4,673,623
964,000	Nippon Steel Corp	5,845,250
1,201	Nippon Telegraph & Telephone Corp	5,449,582
411,000	Nippon Yusen Kabushiki Kaisha	3,585,922
982,100	Nissan Motor Co	11,260,579
4,226	NTT Docomo Inc	6,763,381
21,000	Ono Pharmaceutical Co Ltd	1,069,592
184,000	Pacific Metals Co Ltd	1,888,557
1,870	Resona Holdings Inc	3,651,655
318,400	Ricoh Company Ltd	6,097,695
13,800	Ryosan Co	356,247
225,300	Seven & I Holdings Co Ltd	5,653,659
50,200	Shin-Etsu Chemical Co Ltd	2,992,137
963,100	Sojitz Corp	3,811,423
46,000	SUMCO Corp	1,434,832
248,000	Sumitomo Corp	3,739,947
63,000	Taisho Pharmaceutical Co Ltd	1,233,407
251,700	Takeda Pharmaceutical Co Ltd	16,152,689
57,810	Takefuji Corp	1,489,117
68,400	Tokyo Electric Power Co Inc	1,879,522
108,000	TonenGeneral Sekiyu KK	1,129,072
340,000	Toshiba Corp	2,785,810
66,700	Toyota Motor Corp	3,781,670
	Total Japan	235,051,244

	Malaysia — 0.2%
154,600	Gamuda Berhad	202,149
161,000	Genting Berhad	380,083
158,500	IOI Corp. Berhad	319,893
114,600	Malayan Banking Berhad	388,284
88,300	MISC Berhad	260,843
88,700	Public Bank Berhad	274,771
120,956	Sime Darby Berhad *	395,457
77,500	Telekom Malaysia Berhad	249,481
	Total Malaysia	2,470,961

	Mexico — 0.2%
44,100	Alfa SA de CV Class A	287,059
224,533	Cemex SA de CV CPO *	641,229
48,300	Grupo Financiero Banorte SA de CV	209,451

90,700	Grupo Mexico SA Class B	635,295
14,880	Telefonos de Mexico SA de CV Sponsored ADR Class L	554,578
	Total Mexico	2,327,612

	Netherlands — 3.3%
370,837	Aegon NV	6,620,540
12,283	Boskalis Westminster	737,023
2,671	Gamma Holdings NV	208,793
120,207	Heineken NV	7,893,879
493,931	ING Groep NV	19,160,004
139,540	Koninklijke Ahold NV *	1,983,935
45,860	Koninklijke DSM	2,281,419
9,008	Koninklijke Ten Cate NV	310,464
124,400	Reed Elsevier NV	2,282,221
	Total Netherlands	41,478,278

	Norway — 1.0%
21,304	Frontline Ltd	978,770
62,351	Norsk Hydro ASA	860,466
228,300	Orkla ASA	4,110,985
201,624	Statoil ASA	6,532,214
	Total Norway	12,482,435

	Philippines — 0.0%
7,240	Philippine Long Distance Telephone Co	524,885

	Poland — 0.1%
6,200	KGHM Polska Miedz SA	281,439
30,560	Polski Koncern Naftowy Orlen SA *	647,682
39,560	Telekomunikacja Polska SA	354,825
	Total Poland	1,283,946

	Russia — 0.6%
2,900	JSC Mining & Smelting Co ADR	843,900
22,800	Lukoil Sponsored ADR	1,949,400
16,430	Mobile Telesystems Sponsored ADR	1,490,201
21,600	OAO Gazprom Sponsored GDR	1,138,320
4,300	OAO Tatneft GDR (Registered Shares)	523,525
9,350	Surgutneftegaz Sponsored ADR	535,287
28,540	Tatneft	169,813
22,980	Vimpel-Communications Sponsored ADR	772,128
	Total Russia	7,422,574

	Singapore — 1.6%
404,000	Capitaland Ltd	1,961,883
65,000	DBS Group Holdings Ltd	904,286
161,500	Fraser & Neave Ltd	646,625
95,000	Keppel Corp Ltd	884,720
527,000	Oversea-Chinese Banking Corp	3,106,680
273,000	SembCorp Marine Ltd	832,122
106,000	Singapore Exchange Ltd	1,034,598
2,864,670	Singapore Telecommunications	7,669,917
228,000	United Overseas Bank Ltd	3,126,655
	Total Singapore	20,167,486

	South Africa — 0.2%
10,929	Discovery Holdings Ltd	44,774
194,696	FirstRand Ltd	613,208
12,892	Imperial Holdings Ltd	195,367
13,816	Nedbank Group Ltd	274,253
9,700	Remgro Ltd	293,166

115,100	Sanlam Ltd	395,048
32,895	Standard Bank Group Ltd	507,593
105,100	Steinhoff International Holdings Ltd	295,072
	Total South Africa	2,618,481

	South Korea — 1.4%
3,939	Daelim Industrial Co Ltd	696,803
8,036	Daewoo Engineering & Construction Co Ltd	218,392
12,290	Daewoo Securities Co Ltd	317,471
10,690	Dongkuk Steel Mill Co Ltd	567,590
8,928	Hana Financial Group Inc	421,448
8,410	Hanjin Shipping	396,164
15,920	Hynix Semiconductor Inc *	445,968
4,862	Hyundai Development Co	437,331
6,550	Hyundai Mobis	615,301
13,420	Hyundai Motor Co	1,013,416
25,030	Hyundai Securities Co	478,973
6,420	Hyundai Steel Co	543,531
700	KCC Corp	407,853
9,410	Kookmin Bank	680,586
15,270	Korea Electric Power Corp	643,133
5,351	Korean Air Lines Co Ltd	452,215
1,900	KT Corp	100,690
9,350	KT Corp ADR	245,157
8,630	KT&G Corp	721,323
6,723	LG Chemicals Ltd	719,835
8,720	LG Corp	745,408
2,510	POSCO	1,596,025
1,498	Samsung Electronics Co Ltd	919,588
20,730	Shinhan Financial Group Co Ltd	1,126,586
3,826	SK Corp	897,880
6,674	SK Energy Co Ltd *	1,372,983
100	SK Telecom Co Ltd	26,932
21,030	SK Telecom Co Ltd ADR	666,020
	Total South Korea	17,474,602

	Spain — 1.2%
242,688	Iberdrola SA	3,999,530
114,883	Repsol YPF SA	4,240,341
220,410	Telefonica SA	7,383,755
	Total Spain	15,623,626

	Sweden — 1.8%
129,900	Electrolux AB Series B	2,188,802
52,600	Hennes & Mauritz AB Class B	3,284,594
66,558	Investor AB	1,562,042
83,600	Nordea AB	1,404,658
220,000	Sandvik AB	3,984,152
178,000	Scania AB Class B	4,450,536
124,900	Tele2 AB Class B	2,850,551
219,000	Volvo AB Class B	3,730,761
	Total Sweden	23,456,096

	Switzerland — 3.6%
163,035	ABB Ltd	4,797,768
6,497	Bobst Group AG (Registered)	448,327
6,550	Nestle SA (Registered)	3,149,274
351,880	Novartis AG (Registered)	19,955,733
61,734	Swiss Reinsurance Co (Registered)	4,580,766
45,745	Zurich Financial Services AG	13,331,993
	Total Switzerland	46,263,861

	Taiwan — 0.9%
295,018	Advanced Semiconductor Engineering Inc	301,963
170,508	Asustek Computer Inc	538,229
670,488	China Development Financial Holding Corp	266,535
753,841	China Steel Corp	1,002,518
513,000	Chinatrust Financial Holding Co Ltd *	374,026
249,084	Chunghwa Telecom Co Ltd	497,416
390,383	Compal Electronics Inc	454,335
88,960	Delta Electronics Inc	307,023
291,247	Far Eastern Textile Co Ltd	353,820
223,000	Far Eastone Telecommunications Co Ltd	290,427
274,930	Formosa Chemicals & Fibre Co	704,156
250,515	Formosa Plastics Corp	684,447
53,558	High Tech Computer Corp	1,001,711
171,694	Lite-On Technology Corp	299,826
47,260	MediaTek Inc	621,999
458,000	Mega Financial Holdings Co Ltd	283,428
360,080	Nan Ya Plastics Corp	941,300
89,559	Novatek Microelectronics Corp Ltd	356,814
689,002	Powerchip Semiconductor Corp	266,693
157,290	Quanta Computer Inc	237,780
241,677	Siliconware Precision Industries Co	442,210
528,390	Taishin Financial Holdings Co Ltd *	226,932
205,000	Taiwan Cellular Corp	278,799
65,000	U-Ming Marine Transport Co	174,075
201,240	Unimicron Technology Corp	392,052
481,742	United Microelectronics Corp	288,191
152,579	Wistron Corp	264,971
	Total Taiwan	11,851,676

	Thailand — 0.3%
91,150	Bangkok Bank Pcl NVDR (a)	310,075
22,000	Bangkok Dusit Medical Service Pcl (Foreign Registered) (a)	22,200
1,245,260	IRPC Pcl (Foreign Registered) (a)	225,631
210,020	Kasikornbank Pcl NVDR (a)	534,562
624,060	Krung Thai Bank Pcl (Foreign Registered) (a)	193,053
119,180	PTT Exploration & Production Pcl (Foreign Registered) (a)	537,139
113,780	PTT Pcl (Foreign Registered) (a)	1,285,441
52,540	Siam Cement Pcl (Foreign Registered) NVDR (a)	358,620
172,200	Siam Commercial Bank Pcl (Foreign Registered) (a)	438,181
120,380	Thai Oil Pcl (Foreign Registered) (a)	307,100
	Total Thailand	4,212,002

	Turkey — 0.1%
15,430	Tupras-Turkiye Petrol Rafineriler AS	397,117
116,290	Turkiye Garanti Bankasi	1,012,868
	Total Turkey	1,409,985

	United Kingdom — 20.4%
270,756	3i Group Plc	6,050,255
54,716	Alliance & Leicester Plc	820,102
246,300	AstraZeneca Plc	11,680,395
391,253	Aviva Plc	5,481,669
167,123	Barratt Developments Plc	1,595,795
44,828	Berkeley Group Holdings Plc *	1,298,865
182,196	BG Group Plc	3,815,064
249,121	BHP Billiton Plc	8,229,411
722,532	BT Group Plc	4,256,121
783,196	Centrica Plc	5,855,393
862,613	DSG International Plc	1,997,432

1,611,247	GlaxoSmithKline Plc	42,571,400
231,263	HBOS Plc	3,791,600
441,554	Home Retail Group	3,147,674
164,980	Imperial Tobacco Group Plc	8,530,776
85,094	Inchcape Plc	717,711
323,002	J Sainsbury Plc	2,918,875
402,607	Kingfisher Plc	1,260,452
138,730	National Grid Plc	2,338,620
92,250	Next Plc	3,299,705
870,317	Old Mutual Plc	3,014,050
84,522	Reckitt Benckiser Group Plc	5,016,774
201,330	Rio Tinto Plc	23,382,849
2,372,399	Royal Bank of Scotland Group	22,400,504
212,792	Royal Dutch Shell Group Class A (Amsterdam)	8,609,581
249,000	Royal Dutch Shell Plc A Shares (London)	10,073,390
146,723	Royal Dutch Shell Plc B Shares (London)	5,898,180
91,642	Scottish & Southern Energy Plc	2,995,046
63,741	South African Breweries Plc	1,812,524
1,013,758	Taylor Woodrow Plc	4,287,586
391,446	Tesco Plc	3,856,396
111,700	Unilever Plc	4,086,332
10,195,489	Vodafone Group Inc	38,153,041
27,585	Whitbread Plc	815,899
429,365	William Morrison Supermarkets Plc	2,723,668
154,391	Wolseley Plc	2,201,668
	Total United Kingdom	258,984,803

	TOTAL COMMON STOCKS (COST $883,412,495)	1,214,310,468

Shares	Description	Value ($)

	PREFERRED STOCKS — 1.8%

	Brazil — 1.0%
31,594	Banco Bradesco SA 0.31%	1,002,788
37,300	Banco Itau Holding Financeira SA 0.29%	1,029,927
28,000	Bradespar SA 0.24%	819,992
25,448	Brasil Telecom Participacoes SA 0.39%	351,903
38,178	Companhia Energetica de Minas Gerais 1.86%	811,818
20,692	Companhia Paranaense de Energia Class B 2.09%	321,455
69,200	Companhia Vale do Rio Doce Class A 0.05%	2,013,042
35,202	Electrobras (Centro) SA Class B 5.94%	482,071
18,550	Gerdau Metalurgica SA 2.80%	722,050
31,400	Gerdau SA 2.21%	891,538
123,857	Itausa-Investimentos Itau SA 0.09%	898,165
52,724	Petroleo Brasileiro SA (Petrobras) 0.44%	2,114,607
67,200	Sadia SA 2.35%	414,588
39,570	Tele Norte Leste Participacoes ADR 0.19%	827,804
18,000	Usinas Siderrurgicas de Minas Gerais SA 2.47%	912,702
	Total Brazil	13,614,450

	Germany — 0.8%
1,500	Porsche AG (Non Voting) 0.46%	3,332,052
20,411	Villeroy & Boch AG (Non Voting) 3.88%	293,744
40,841	Volkswagen AG 1.34%	6,200,438
	Total Germany	9,826,234

	Italy — 0.0%
17	Compagnia Assicuratrice Unipol 3.37%	60
	TOTAL PREFERRED STOCKS (COST $9,831,599)	23,440,744

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.3%
3,200,000	Bank of Montreal Time Deposit, 4.59%, due 12/03/07	3,200,000

	TOTAL SHORT-TERM INVESTMENTS (COST $3,200,000)	3,200,000

	TOTAL INVESTMENTS — 97.5%
	(Cost $896,444,094)	1,240,951,212

	Other Assets and Liabilities (net) — 2.5%	31,404,946

	TOTAL NET ASSETS — 100.0%	$1,272,356,158

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$897,435,327	$359,579,794	$343,515,885	$(16,063,909)

Notes to Schedule of Investments:

ADR - American Depositary Receipt
CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.
Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
GDR - Global Depository Receipt
NVDR - Non-Voting Depository Receipt
* Non-income producing security.
(a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2007, 92.35% of the net assets of the Fund were valued using fair value prices based on models used by a third party vendor.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Schedule of Investments. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.3%

	Automotive — 3.9%
900	American Axle & Manufacturing Holdings, Inc.	20,808
3,725	ArvinMeritor, Inc.	37,660
1,900	Autoliv, Inc.	110,960
1,200	BorgWarner, Inc.	115,932
900	Cooper Tire & Rubber Co.	13,842
1,500	Gentex Corp.	29,730
4,400	Goodyear Tire & Rubber Co. (The) *	126,500
1,900	Lear Corp. *	55,936
1,600	Spartan Motors, Inc.	15,968
1,700	TRW Automotive Holdings Corp. *	38,165
	Total Automotive	565,501

	Construction — 6.2%
7,400	Annaly Capital Management, Inc.	127,354
2,600	Anthracite Capital, Inc. REIT	19,864
1,000	Centex Corp.	20,860
300	Crane Co.	13,482
400	Entertainment Properties Trust REIT	21,316
700	HCP, Inc. REIT	23,415
800	Jacobs Engineering Group, Inc. *	67,016
1,800	KB Home	37,602
300	Lennox International, Inc.	10,152
3,600	Louisiana-Pacific Corp.	55,368
200	Martin Marietta Materials, Inc.	26,910
2,474	MDC Holdings, Inc.	87,555
400	Nationwide Health Properties, Inc. REIT	12,512
100	NVR, Inc. *	49,200
400	Perini Corp. *	21,276
400	Quanta Services, Inc. *	10,952
2,200	Ryland Group, Inc.	50,600
1,100	Senior Housing Properties Trust REIT	24,299
1,200	Simpson Manufacturing Co., Inc.	31,932
2,000	Thor Industries, Inc.	70,500
4,500	Thornburg Mortgage, Inc. REIT	47,970
3,000	Toll Brothers, Inc. *	62,010
700	Winnebago Industries, Inc.	15,064
	Total Construction	907,209

	Consumer Goods — 9.3%
2,700	Alberto-Culver Co.	69,012
1,900	Bebe Stores, Inc.	25,650
2,800	Blyth, Inc.	55,076
3,000	Brunswick Corp.	61,170
600	Chattem, Inc. *	42,546
1,400	Church & Dwight Co., Inc.	78,568
1,600	Columbia Sportswear Co.	76,816
400	Crocs, Inc. *	15,612
300	Deckers Outdoor Corp. *	43,251
1,900	Estee Lauder Cos. (The), Inc.-Class A	85,272
1,800	Ethan Allen Interiors, Inc.	51,408
1,700	Fossil, Inc. *	73,678
3,600	Furniture Brands International, Inc.	36,468
700	Guess?, Inc.	32,851
1,600	Hasbro, Inc.	44,432

3,000	Jones Apparel Group, Inc.	55,920
500	K-Swiss, Inc.-Class A	9,075
800	Leggett & Platt, Inc.	16,464
4,200	Liz Claiborne, Inc.	105,378
300	Marvel Entertainment, Inc. *	8,310
200	Middleby Corp. *	15,178
400	Phillips-Van Heusen Corp.	16,968
1,800	Polaris Industries, Inc.	82,008
900	Tempur-Pedic International, Inc.	26,721
2,500	Timberland Co.-Class A *	40,700
2,400	Tupperware Corp.	83,712
1,300	Universal Corp.	69,784
600	Warnaco Group (The), Inc. *	22,140
1,100	Wolverine World Wide, Inc.	27,247
	Total Consumer Goods	1,371,415

	Financial — 17.4%
2,800	American Financial Group, Inc.	81,816
2,400	AmeriCredit Corp. *	27,528
2,800	Associated Banc Corp.	76,188
1,250	Astoria Financial Corp.	31,300
1,300	Bancorpsouth, Inc.	31,798
3,200	Brown & Brown, Inc.	78,720
525	Chittenden Corp.	18,391
1,100	City National Corp.	70,862
315	Commerce Bancshares, Inc.	14,279
3,400	Commerce Group, Inc.	122,230
1,400	Downey Financial Corp.	58,254
500	Eaton Vance Corp.	21,880
3,600	First American Corp.	123,048
3,200	First Horizon National Corp.	70,656
350	First Marblehead Corp. (The)	10,503
600	FirstFed Financial Corp. *	21,012
3,900	FirstMerit Corp.	80,379
4,200	Flagstar Bancorp, Inc.	26,460
1,900	HCC Insurance Holdings, Inc.	58,406
400	Janus Capital Group, Inc.	13,428
1,000	LandAmerica Financial Group, Inc.	26,320
100	Markel Corp. *	48,215
1,700	Mercury General Corp.	88,213
600	MGIC Investment Corp.	14,112
2,500	MoneyGram International, Inc.	38,600
1,700	Nationwide Financial Services, Inc.-Class A	76,092
1,200	New York Community Bancorp, Inc.	22,332
700	Odyssey Re Holdings Corp.	26,978
6,000	Old Republic International Corp.	90,060
2,300	Pacific Capital Bancorp	47,265
910	Peoples United Financial	15,443
3,300	Philadelphia Consolidated Holding Corp. *	140,514
1,800	PMI Group (The), Inc.	23,814
4,600	Popular, Inc.	44,206
200	Pre-Paid Legal Services, Inc. *	10,002
1,700	Protective Life Corp.	70,346
1,600	Redwood Trust, Inc. REIT	48,848
2,400	Reinsurance Group of America, Inc.	129,864
300	Safety Insurance Group, Inc.	10,953
4,700	SEI Investment Co.	145,794
600	Selective Insurance Group, Inc.	14,154
1,400	StanCorp Financial Group, Inc.	72,926
1,700	Stewart Information Services Corp.	46,019
4,500	TCF Financial Corp.	87,345

400	Transatlantic Holdings, Inc.	29,740
3,000	Trustmark Corp.	76,380
840	Valley National Bancorp	16,464
600	Westamerica Bancorporation	28,206
700	Zenith National Insurance Corp.	29,421
	Total Financial	2,555,764

	Food & Beverage — 2.2%
1,700	Dean Foods Co.	42,398
600	JM Smucker Co. (The)	29,478
700	Lancaster Colony Corp.	26,964
400	M&F Worldwide Corp. *	20,548
700	McCormick & Co., Inc. (Non Voting)	26,747
200	Molson Coors Brewing Co.-Class B	10,768
2,100	NBTY, Inc. *	62,727
300	Ralcorp Holdings, Inc. *	18,417
300	Sanderson Farms, Inc.	9,318
300	Smithfield Foods, Inc. *	9,015
3,500	Tyson Foods, Inc.-Class A	52,185
500	USANA Health Sciences, Inc. *	20,840
	Total Food & Beverage	329,405

	Health Care — 9.1%
500	Affymetrix, Inc. *	10,425
700	Align Technology, Inc. *	11,823
3,300	Apria Healthcare Group *	71,511
200	Chemed Corp.	10,830
500	Conmed Corp. *	12,440
600	Covance, Inc. *	52,398
700	DENTSPLY International, Inc.	29,946
2,200	Endo Pharmaceuticals Holdings, Inc. *	60,302
1,800	Idexx Laboratories, Inc. *	108,900
2,200	Immucor, Inc. *	72,974
100	Intuitive Surgical, Inc. *	32,768
200	Inverness Medical Innovations, Inc. *	11,736
600	Kinetic Concepts, Inc. *	35,184
7,100	King Pharmaceuticals, Inc. *	75,189
2,500	Lincare Holdings, Inc. *	85,475
600	MGI Pharma, Inc. *	20,766
200	Onyx Pharmaceuticals, Inc. *	10,908
2,200	Owens & Minor, Inc.	86,394
4,300	Patterson Cos., Inc. *	138,374
1,600	Pediatrix Medical Group, Inc. *	103,456
2,500	Pharmaceutical Product Development, Inc.	105,850
1,800	Respironics, Inc. *	88,668
1,200	Techne Corp. *	78,180
300	Universal Health Services, Inc.-Class B	15,285
	Total Health Care	1,329,782

	Machinery — 1.0%
500	AGCO Corp. *	34,470
200	Cascade Corp.	12,066
300	Dresser-Rand Group, Inc. *	10,680
300	FMC Technologies, Inc. *	16,674
300	Graco, Inc.	11,172
800	Manitowoc Co. (The), Inc.	35,080
300	Robbins & Myers, Inc.	20,550
200	Tidewater, Inc.	9,778
	Total Machinery	150,470

	Manufacturing — 2.2%
300	AptarGroup, Inc.	12,663
200	Ball Corp.	9,250
500	Bemis Co., Inc.	13,565
600	Greif, Inc.-Class A	35,442
200	Harsco Corp.	12,014
600	Mueller Industries, Inc.	18,138
1,400	Owens-IIlinois, Inc. *	62,846
800	Pall Corp.	30,600
500	Reliance Steel & Aluminum Co.	25,795
600	Rock-Tenn Co.-Class A	15,828
500	Sealed Air Corp.	11,685
200	Shaw Group (The), Inc. *	12,684
600	Sonoco Products Co.	18,228
200	SPX Corp.	20,352
400	Temple-Inland, Inc.	18,388
	Total Manufacturing	317,478

	Metals & Mining — 0.3%
400	Cleveland-Cliffs, Inc.	36,080
700	USEC, Inc. *	5,747
	Total Metals & Mining	41,827

	Oil & Gas — 1.0%
1,700	Cimarex Energy Co.	65,671
2,100	Dynegy, Inc.-Class A *	15,981
300	Frontier Oil Corp.	13,260
200	Holly Corp.	9,690
1,000	Unit Corp. *	44,720
	Total Oil & Gas	149,322

	Primary Process Industry — 4.0%
1,000	AK Steel Holding Corp. *	44,570
900	Albemarle Corp.	39,726
200	Cabot Corp.	6,884
1,200	Celanese Corp.-Class A	47,616
400	CF Industries Holdings, Inc.	36,392
400	Eastman Chemical Co.	25,684
400	FMC Corp.	21,888
900	International Flavors & Fragrances, Inc.	45,126
700	Lubrizol Corp.	44,898
1,300	Quanex Corp.	65,052
2,300	Sensient Technologies Corp.	63,641
700	Sigma Aldrich Corp.	36,855
600	Steel Dynamics, Inc.	30,186
1,400	Terra Industries, Inc. *	52,892
900	W.R. Grace & Co. *	24,309
	Total Primary Process Industry	585,719

	Retail Stores — 12.5%
2,900	Advance Auto Parts, Inc.	104,284
700	Aeropostale, Inc. *	17,885
5,800	American Eagle Outfitters, Inc.	132,762
2,000	Asbury Automotive Group, Inc.	33,480
7,500	AutoNation, Inc. *	123,750
900	Big Lots, Inc. *	16,803

2,600	BJ’s Wholesale Club, Inc. *	97,370
200	Blue Nile, Inc. *	14,762
300	Buckle, Inc.	10,593
1,000	CarMax, Inc. *	22,870
1,300	Chico’s FAS, Inc. *	14,703
1,100	CSK Auto Corp. *	10,725
4,100	Dollar Tree Stores, Inc. *	117,506
4,500	Family Dollar Stores, Inc.	105,975
400	GameStop Corp.-Class A *	22,980
1,600	Group 1 Automotive, Inc.	43,008
2,900	Insight Enterprises, Inc. *	57,449
1,000	Men’s Wearhouse, Inc.	34,520
2,700	O’Reilly Automotive, Inc. *	88,722
3,200	Pacific Sunwear of California, Inc. *	52,416
4,300	Penske Auto Group, Inc.	86,000
400	PetSmart, Inc.	11,392
300	Priceline.com, Inc. *	34,140
4,400	RadioShack Corp.	81,400
4,050	Rent-A-Center, Inc. *	57,348
3,100	Ross Stores, Inc.	81,778
700	Ruddick Corp.	25,053
2,500	Sonic Automotive, Inc.	57,775
1,000	Supervalu, Inc.	41,870
1,400	Talbots, Inc.	21,714
1,600	Tiffany & Co.	74,288
1,400	Tween Brands, Inc. *	35,252
2,000	Williams-Sonoma, Inc.	58,220
2,400	Zale Corp. *	42,936
	Total Retail Stores	1,831,729

	Services — 9.8%
1,200	ABM Industries, Inc.	24,480
500	Ameristar Casinos, Inc.	15,695
1,100	Avis Budget Group, Inc. *	16,533
600	Belo Corp.	9,936
800	Bob Evans Farms, Inc.	24,672
3,150	Brinker International, Inc.	72,544
3,800	Career Education Corp. *	109,174
1,500	CBRL Group, Inc.	50,190
3,000	Copart, Inc. *	112,080
4,600	Corinthian Colleges, Inc. *	80,316
1,000	Corrections Corporation of America *	30,510
1,200	Discovery Holding Co.-Class A *	29,352
2,050	Factset Research Systems, Inc.	128,494
800	Geo Group (The), Inc. *	20,368
300	Huron Consulting Group, Inc. *	21,981
400	Interactive Data Corp.	12,492
900	Interpublic Group of Cos., Inc. *	8,541
2,100	ITT Educational Services, Inc. *	237,594
1,600	Jack in the Box, Inc. *	47,920
900	Nash Finch Co.	32,121
3,600	New York Times Co.-Class A	59,400
2,800	Performance Food Group Co. *	77,532
2,400	Regis Corp.	70,536
1,600	Resources Connection, Inc.	32,992
500	Scholastic Corp. *	17,620
1,600	Service Corporation International	21,248
400	Sotheby’s	14,980
3,000	Valassis Communications, Inc. *	36,990
900	World Fuel Services Corp.	28,476
	Total Services	1,444,767

	Technology — 14.2%
900	Activision, Inc. *	19,935
600	Akamai Technologies, Inc. *	22,836
500	Alliance Data Systems Corp. *	38,850
900	Alliant Techsystems, Inc. *	105,147
300	Arrow Electronics, Inc. *	11,103
500	Atheros Communications, Inc. *	14,745
2,500	Avnet, Inc. *	86,250
300	BE Aerospace, Inc. *	14,100
600	Blue Coat Systems, Inc. *	21,726
1,500	BMC Software, Inc. *	49,620
500	Ceradyne, Inc. *	24,720
400	Citrix Systems, Inc. *	14,792
1,000	Cogent Communications Group, Inc. *	20,780
400	CommScope, Inc. *	16,200
1,600	Compuware Corp. *	13,216
1,000	Convergys Corp. *	16,310
2,500	Deluxe Corp.	78,975
2,200	Energizer Holdings, Inc. *	249,986
100	First Solar, Inc. *	23,715
700	FLIR Systems, Inc. *	48,111
600	Foundry Networks, Inc. *	10,578
300	General Cable Corp. *	22,314
1,500	GrafTech International Ltd. *	24,105
6,400	Ingram Micro, Inc.-Class A *	127,360
1,200	Lexmark International, Inc. *	41,856
1,700	McAfee, Inc. *	66,215
300	Mettler-Toledo International, Inc. *	34,908
200	NAVTEQ Corp. *	14,978
600	Novatel Wireless, Inc. *	9,324
700	Novellus System, Inc. *	18,207
1,600	Nuance Communications, Inc. *	32,288
1,100	ON Semiconductor Corp. *	10,109
400	PerkinElmer, Inc.	10,912
1,400	Perot Systems Corp.-Class A *	18,410
300	Polycom, Inc. *	7,281
300	Sigma Designs, Inc. *	19,506
1,800	Sonus Networks, Inc. *	11,844
200	Sunpower Corp.-Class A *	24,888
500	Sybase, Inc. *	12,820
400	Synopsys, Inc. *	9,844
900	Syntel, Inc.	32,427
1,000	Take-Two Interactive Software, Inc. *	14,980
2,400	Tech Data Corp. *	90,264
300	Teleflex, Inc.	18,099
3,900	Total System Services, Inc.	109,356
1,000	United Stationers, Inc. *	50,660
500	Varian Semiconductor Equipment Associates, Inc. *	20,755
500	Vasco Data Security International, Inc. *	11,220
2,700	Waters Corp. *	210,708
3,900	Western Digital Corp. *	107,757
	Total Technology	2,085,090

	Transportation — 0.7%
1,000	Overseas Shipholding Group, Inc.	71,600
1,800	YRC Worldwide, Inc. *	31,878
	Total Transportation	103,478

	Utility — 2.5%
1,600	Centerpoint Energy, Inc.	28,560
2,800	CenturyTel, Inc.	119,364
300	Energen Corp.	19,122
200	Equitable Resources, Inc.	10,572
300	Golden Telecom, Inc. *	30,438
1,300	j2 Global Communications, Inc. *	31,616
400	Northeast Utilities	12,632
200	ONEOK, Inc.	9,300
800	Pepco Holdings, Inc.	22,480
1,300	Telephone & Data Systems, Inc.	80,925
	Total Utility	365,009

	TOTAL COMMON STOCKS (COST $13,590,260)	14,133,965

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 4.9%

726,662	Citigroup Global Markets Repurchase Agreement, dated 11/30/07, due 12/03/07, with a maturity value of $726,801 and an effective yield of 2.30%, collateralized by a U.S. Treasury Note with a rate of 2.63%, maturity date of 05/15/08 and a market value, including accrued interest, of $741,344.	726,662

	TOTAL SHORT-TERM INVESTMENTS (COST $726,662)	726,662

	TOTAL INVESTMENTS — 101.2% (Cost $14,316,922)	14,860,627

	Other Assets and Liabilities (net) — (1.2%)	(182,376)

	TOTAL NET ASSETS — 100.0%	$14,678,251

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$14,316,922	$2,167,060	$(1,623,355)	$543,705

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*                                         Non-income producing security.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Futures contracts

The Fund may purchase and sell futures contracts.  Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

Subsequent Event

On September 25, 2007, the Trustees approved the liquidation of the Fund.  It is anticipated that the Fund will be liquidated on January 15, 2008.

Subsequent to November 30, 2007, the Fund received redemption requests in the amount of $8,100,383.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.0%

	Automotive — 1.4%
26,069	Ford Motor Co. *	195,778
4,000	Goodyear Tire & Rubber Co. (The) *	115,000
9,400	Harley-Davidson, Inc.	451,388
2,700	Johnson Controls, Inc.	104,274
10,425	Paccar, Inc.	527,609
	Total Automotive	1,394,049

	Construction — 0.2%
200	Martin Marietta Materials, Inc.	26,910
1,500	Masco Corp.	33,600
2,100	Weyerhaeuser Co.	153,678
	Total Construction	214,188

	Consumer Goods — 4.4%
8,400	Altria Group, Inc.	651,504
4,500	Avon Products, Inc.	184,725
13,900	Coach, Inc. *	516,246
900	Colgate-Palmolive Co.	72,072
1,800	Estee Lauder Cos. (The), Inc.-Class A	80,784
3,900	Hasbro, Inc.	108,303
10,000	Kimberly-Clark Corp.	698,100
2,300	Liz Claiborne, Inc.	57,707
9,500	Mattel Co.	189,810
4,300	Nike, Inc.	282,295
200	Polo Ralph Lauren Corp.	13,796
15,200	The Procter & Gamble Co.	1,124,800
2,100	UST, Inc.	121,590
5,000	VF Corp.	373,950
	Total Consumer Goods	4,475,682

	Financial — 6.9%
2,900	Aflac, Inc.	181,656
12,700	Allstate Corp. (The)	649,224
650	AMBAC Financial Group, Inc.	17,699
10,800	American International Group, Inc.	627,804
15,008	Bank of America Corp.	692,319
1,000	BB&T Corp.	36,080
800	Brown & Brown, Inc.	19,680
40,100	Citigroup, Inc.	1,335,330
600	CNA Financial Corp.	21,264
1,100	Comerica, Inc.	50,358
900	Eaton Vance Corp.	39,384
17,100	Fannie Mae	656,982
400	First American Corp.	13,672
1,300	Franklin Resources, Inc.	160,134
2,400	Goldman Sachs Group, Inc.	543,936
100	Markel Corp. *	48,215
2,800	MetLife, Inc.	183,652
700	MGIC Investment Corp.	16,464
500	Morgan Stanley	26,360
9,000	National City Corp.	177,840
5,487	Old Republic International Corp.	82,360
1,800	PMI Group (The), Inc.	23,814

4,500	Progressive Corp. (The)	82,800
2,800	Prudential Financial, Inc.	263,592
1,600	Safeco Corp.	92,336
1,200	SEI Investment Co.	37,224
2,100	Torchmark Corp.	129,528
7,000	Travelers Cos. (The), Inc.	371,770
5,400	Unum Group	134,136
4,600	US Bancorp	152,214
1,250	W.R. Berkley Corp.	38,225
2,645	Washington Mutual, Inc.	51,578
	Total Financial	6,957,630

	Food & Beverage — 4.9%
12,600	Anheuser-Busch Cos., Inc.	664,272
42,400	Coca-Cola Co. (The)	2,633,040
15,037	Kraft Foods, Inc.	519,528
1,100	McCormick & Co., Inc. (Non Voting)	42,031
13,100	PepsiCo, Inc.	1,011,058
9,100	Tyson Foods, Inc.-Class A	135,681
	Total Food & Beverage	5,005,610

	Health Care — 23.1%
13,500	Abbott Laboratories	776,385
6,100	Aetna, Inc.	340,868
5,800	AmerisourceBergen Corp.	263,146
3,200	Amgen, Inc. *	176,800
200	Bard (C.R.), Inc.	16,906
7,800	Baxter International, Inc.	466,986
10,400	Bristol-Myers Squibb Co.	308,152
4,600	Cardinal Health, Inc.	278,530
6,000	Cigna Corp.	321,660
700	DENTSPLY International, Inc.	29,946
4,400	Eli Lilly & Co.	232,980
7,000	Express Scripts, Inc. *	474,250
15,900	Forest Laboratories, Inc. *	612,945
1,300	Health Net, Inc. *	63,154
40,900	Johnson & Johnson	2,770,566
4,700	King Pharmaceuticals, Inc. *	49,773
8,000	McKesson Corp.	533,840
1,300	Medco Health Solutions, Inc. *	129,987
8,400	Medtronic, Inc.	427,140
85,000	Merck & Co., Inc.	5,045,600
165,830	Pfizer, Inc.	3,940,121
3,000	Quest Diagnostics, Inc.	165,180
22,800	Schering-Plough Corp.	713,640
300	St. Jude Medical, Inc. *	11,925
12,500	Stryker Corp.	907,875
55,300	UnitedHealth Group, Inc.	3,041,500
400	WellPoint, Inc. *	33,684
7,500	Wyeth	368,250
13,100	Zimmer Holdings, Inc. *	847,963
	Total Health Care	23,349,752

	Machinery — 1.3%
400	Caterpillar, Inc.	28,760
1,900	Cummins, Inc.	222,110
2,600	Deere & Co.	446,680
6,800	Schlumberger Ltd.	635,460
	Total Machinery	1,333,010

	Manufacturing — 1.7%
7,100	3M Co.	591,146
500	Ball Corp.	23,125
5,000	Honeywell International, Inc.	283,100
3,700	Illinois Tool Works, Inc.	205,350
1,100	ITT Industries, Inc.	70,884
1,600	Owens-IIlinois, Inc. *	71,824
1,300	Pall Corp.	49,725
1,100	Precision Castparts Corp.	162,074
500	Sealed Air Corp.	11,685
3,300	United Technologies Corp.	246,741
	Total Manufacturing	1,715,654

	Metals & Mining — 0.1%
2,600	Alcoa, Inc.	94,562

	Oil & Gas — 9.8%
1,200	Apache Corp.	116,148
30,700	Chevron Corp.	2,694,539
8,174	ConocoPhillips	654,247
1,200	Devon Energy Corp.	99,372
62,400	Exxon Mobil Corp.	5,563,584
5,400	Marathon Oil Corp.	301,860
4,600	Occidental Petroleum Corp.	320,942
489	Transocean, Inc.	67,135
900	Valero Energy Corp.	58,563
	Total Oil & Gas	9,876,390

	Primary Process Industry — 1.4%
900	Air Products & Chemicals, Inc.	89,136
7,100	Dow Chemical Co. (The)	297,774
5,900	E.I. du Pont de Nemours & Co.	272,285
1,000	Eastman Chemical Co.	64,210
2,000	International Flavors & Fragrances, Inc.	100,280
1,200	Lubrizol Corp.	76,968
700	Lyondell Chemical Co.	33,040
2,600	Monsanto Co.	258,362
1,500	PPG Industries, Inc.	102,960
1,800	Sherwin-Williams Co. (The)	113,094
	Total Primary Process Industry	1,408,109

	Retail Stores — 13.5%
4,800	Amazon.com, Inc. *	434,688
6,250	American Eagle Outfitters, Inc.	143,063
7,100	AutoNation, Inc. *	117,150
1,900	AutoZone, Inc. *	212,097
5,600	Bed Bath & Beyond, Inc. *	176,120
3,100	CarMax, Inc. *	70,897
2,100	Costco Wholesale Corp.	141,540
600	Dollar Tree Stores, Inc. *	17,196
22,700	eBay, Inc. *	761,131
2,700	Family Dollar Stores, Inc.	63,585
99,200	Home Depot, Inc.	2,833,152
200	JC Penney Co., Inc.	8,824
5,600	Kohls Corp. *	275,968
5,900	Kroger Co. (The)	169,625
60,400	Lowe’s Cos., Inc.	1,474,364

4,600	Nordstrom, Inc.	154,284
2,200	PetSmart, Inc.	62,656
400	Ross Stores, Inc.	10,552
7,200	Safeway, Inc.	250,560
8,200	Staples, Inc.	194,340
1,757	Supervalu, Inc.	73,566
12,500	Target Corp.	750,750
2,600	Tiffany & Co.	120,718
16,400	Walgreen Co.	600,076
94,300	Wal-Mart Stores, Inc.	4,516,970
	Total Retail Stores	13,633,872

	Services — 3.7%
2,400	Apollo Group, Inc.-Class A *	183,648
4,200	Carnival Corp.	189,504
1,200	CBS Corp.-Class B	32,916
18,150	Comcast Corp.-Class A *	372,801
8,600	Direct TV Group (The) *	213,882
1,700	Expedia, Inc. *	55,420
4,600	Gannett Co., Inc.	169,050
1,700	IAC/InterActiveCorp. *	47,311
600	ITT Educational Services, Inc. *	67,884
700	Liberty Media Holding Corp. Capital-Class A *	83,342
4,700	Marriott International, Inc.-Class A	176,250
23,700	McDonald’s Corp.	1,385,739
1,500	MGM Mirage *	129,750
800	Moody’s Corp.	30,128
200	Omnicom Group, Inc.	9,750
3,200	Starbucks Corp. *	74,848
4,700	Sysco Corp.	152,797
1,500	Tribune Co.	46,560
7,800	Yum! Brands, Inc.	289,770
	Total Services	3,711,350

	Technology — 18.9%
600	Adobe Systems, Inc. *	25,284
1,500	Affiliated Computer Services, Inc.-Class A *	62,940
1,700	Analog Devices, Inc.	52,326
9,200	Apple, Inc. *	1,676,424
1,100	Arrow Electronics, Inc. *	40,711
2,700	Avnet, Inc. *	93,150
5,700	BMC Software, Inc. *	188,556
65,600	Cisco Systems, Inc. *	1,838,112
4,500	Danaher Corp.	390,690
51,600	Dell, Inc. *	1,266,264
28,800	EMC Corp. *	554,976
2,000	Energizer Holdings, Inc. *	227,260
4,600	Fiserv, Inc. *	236,118
600	General Dynamics Corp.	53,268
200	Goodrich Corp.	14,258
9,800	Hewlett-Packard Co.	501,368
31,200	Intel Corp.	813,696
27,200	International Business Machines Corp.	2,860,896
1,900	KLA-Tencor Corp.	91,352
3,100	Lexmark International, Inc. *	108,128
3,500	Lockheed Martin Corp.	387,345
2,400	McAfee, Inc. *	93,480
130,500	Microsoft Corp.	4,384,800
1,000	NCR Corp. *	23,940
1,600	Northrop Grumman Corp.	126,064

1,300	Novellus System, Inc. *	33,813
41,700	Oracle Corp. *	841,506
800	Pitney Bowes, Inc.	30,800
30,100	Qualcomm, Inc.	1,227,478
1,000	Teradata Corp. *	25,960
24,700	Time Warner, Inc.	426,322
1,700	Total System Services, Inc.	47,668
2,000	VeriSign, Inc. *	81,800
1,400	W.W. Grainger, Inc.	123,620
1,000	Waters Corp. *	78,040
3,200	Xilinx, Inc.	70,080
	Total Technology	19,098,493

	Transportation — 0.4%
900	CH Robinson Worldwide, Inc.	46,395
3,500	CSX Corp.	147,000
1,600	FedEx Corp.	157,552
500	United Parcel Service, Inc.-Class B	36,840
	Total Transportation	387,787

	Utility — 6.3%
4,900	American Electric Power Co., Inc.	233,583
79,763	AT&T, Inc.	3,047,744
1,200	Centerpoint Energy, Inc.	21,420
600	CenturyTel, Inc.	25,578
900	Constellation Energy Group, Inc.	90,189
1,800	Edison International	100,764
3,900	Entergy Corp.	466,206
500	Sempra Energy	31,310
54,242	Verizon Communications, Inc.	2,343,797
1,800	Xcel Energy, Inc.	41,598
	Total Utility	6,402,189

	TOTAL COMMON STOCKS (COST $89,534,847)	99,058,327

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.8%
1,813,712	Citigroup Global Markets Repurchase Agreement, dated 11/30/07, due 12/03/07, with a maturity value of $1,814,060 and an effective yield of 2.30%, collateralized by a U.S. Treasury Note with a rate of 2.63%, maturity date of 05/15/08 and a market value, including accrued interest, of $1,848,365.	1,813,712

	TOTAL SHORT-TERM INVESTMENTS (COST $1,813,712)	1,813,712

	TOTAL INVESTMENTS — 99.8% (Cost $91,348,559)	100,872,039

	Other Assets and Liabilities (net) — 0.2%	188,826

	TOTAL NET ASSETS — 100.0%	$101,060,865

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$91,348,559	$14,108,117	$(4,584,637)	$9,523,480

Notes to Schedule of Investments:

*	Non-income producing security.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Futures contracts

The Fund may purchase and sell futures contracts.  Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded.  There were no futures contracts outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.9%

	Automotive — 1.7%
300	Autoliv, Inc.	17,520
200	Eaton Corp.	17,862
10,793	Ford Motor Co. *	81,055
1,400	General Motors Corp.	41,762
1,300	Goodyear Tire & Rubber Co. (The) *	37,375
4,400	Harley-Davidson, Inc.	211,288
2,800	Johnson Controls, Inc.	108,136
5,050	Paccar, Inc.	255,581
	Total Automotive	770,579

	Construction — 0.5%
300	Fluor Corp.	44,151
400	Jacobs Engineering Group, Inc. *	33,508
100	Lennar Corp.-Class A	1,584
200	Martin Marietta Materials, Inc.	26,910
700	Masco Corp.	15,680
14,600	Standard-Pacific Corp.	50,516
400	Toll Brothers, Inc. *	8,268
200	Vulcan Materials Co.	17,760
700	Weyerhaeuser Co.	51,226
	Total Construction	249,603

	Consumer Goods — 3.2%
400	Avon Products, Inc.	16,420
4,700	Coach, Inc. *	174,558
1,200	Hasbro, Inc.	33,324
2,500	Kimberly-Clark Corp.	174,525
1,400	Liz Claiborne, Inc.	35,126
2,600	Mattel Co.	51,948
100	Mohawk Industries, Inc. *	8,044
2,300	Nike, Inc.	150,995
300	Polo Ralph Lauren Corp.	20,694
8,800	Procter & Gamble Co. (The)	651,200
1,700	VF Corp.	127,143
	Total Consumer Goods	1,443,977

	Financial — 6.1%
400	ACE Ltd.	23,932
1,000	Aflac, Inc.	62,640
4,500	Allstate Corp. (The)	230,040
500	AMBAC Financial Group, Inc.	13,615
4,500	American International Group, Inc.	261,585
500	AON Corp.	24,985
6,288	Bank of America Corp.	290,065
800	BB&T Corp.	28,864
800	Brown & Brown, Inc.	19,680
300	Chubb Corp.	16,365
17,500	Citigroup, Inc.	582,750
500	CNA Financial Corp.	17,720
600	Comerica, Inc.	27,468
500	Eaton Vance Corp.	21,880
7,200	Fannie Mae	276,624
200	Fifth Third Bancorp	5,982

400	First American Corp.	13,672
700	Franklin Resources, Inc.	86,226
400	Goldman Sachs Group, Inc.	90,656
100	Hartford Financial Services Group, Inc.	9,532
500	Janus Capital Group, Inc.	16,785
300	Leucadia National Corp.	14,088
100	Markel Corp. *	48,215
300	MBIA, Inc.	10,953
200	MetLife, Inc.	13,118
200	MGIC Investment Corp.	4,704
3,900	National City Corp.	77,064
725	Old Republic International Corp.	10,882
600	Peoples United Financial	10,182
400	PMI Group (The), Inc.	5,292
2,400	Progressive Corp. (The)	44,160
800	Prudential Financial, Inc.	75,312
200	Safeco Corp.	11,542
400	SEI Investment Co.	12,408
500	Torchmark Corp.	30,840
2,500	Travelers Cos. (The), Inc.	132,775
1,800	Unum Group	44,712
1,400	US Bancorp	46,326
300	W.R. Berkley Corp.	9,174
1,166	Washington Mutual, Inc.	22,737
	Total Financial	2,745,550

	Food & Beverage — 4.8%
2,900	Anheuser-Busch Cos., Inc.	152,888
20,800	Coca-Cola Co. (The)	1,291,680
3,100	Kraft Foods, Inc.	107,105
8,000	PepsiCo, Inc.	617,440
1,400	Tyson Foods, Inc.-Class A	20,874
	Total Food & Beverage	2,189,987

	Health Care — 24.1%
6,600	Abbott Laboratories	379,566
1,800	Aetna, Inc.	100,584
2,000	AmerisourceBergen Corp.	90,740
3,500	Amgen, Inc. *	193,375
1,800	Baxter International, Inc.	107,766
200	Biogen Idec, Inc. *	14,824
800	Bristol-Myers Squibb Co.	23,704
1,900	Cardinal Health, Inc.	115,045
200	Celgene Corp. *	12,310
200	Cerner Corp. *	11,950
2,000	Cigna Corp.	107,220
1,200	Coventry Health Care, Inc. *	69,456
3,300	Eli Lilly & Co.	174,735
5,500	Express Scripts, Inc. *	372,625
6,600	Forest Laboratories, Inc. *	254,430
300	Gilead Sciences, Inc. *	13,962
200	Intuitive Surgical, Inc. *	65,536
20,920	Johnson & Johnson	1,417,121
1,000	King Pharmaceuticals, Inc. *	10,590
2,700	McKesson Corp.	180,171
1,300	Medco Health Solutions, Inc. *	129,987
5,700	Medtronic, Inc.	289,845
31,400	Merck & Co., Inc.	1,863,904
2,500	Patterson Cos., Inc. *	80,450
74,690	Pfizer, Inc.	1,774,634

1,000	Quest Diagnostics, Inc.	55,060
8,400	Schering-Plough Corp.	262,920
900	St. Jude Medical, Inc. *	35,775
4,700	Stryker Corp.	341,361
30,424	UnitedHealth Group, Inc.	1,673,320
1,500	WellPoint, Inc. *	126,315
4,800	Wyeth	235,680
5,500	Zimmer Holdings, Inc. *	356,015
	Total Health Care	10,940,976

	Machinery — 2.1%
300	Cameron International Corp. *	27,969
1,300	Caterpillar, Inc.	93,470
400	Cummins, Inc.	46,760
800	Deere & Co.	137,440
200	Flowserve Corp.	18,818
300	FMC Technologies, Inc. *	16,674
500	Halliburton Co.	18,305
800	Ingersoll-Rand	41,312
800	McDermott International, Inc. *	41,840
400	Parker-Hannifin Corp.	31,772
3,800	Schlumberger Ltd.	355,110
700	Smith International, Inc.	43,904
1,000	Weatherford International Ltd. *	62,620
	Total Machinery	935,994

	Manufacturing — 2.3%
4,600	3M Co.	382,996
200	Ball Corp.	9,250
200	Crown Holdings, Inc. *	5,132
900	General Electric Co.	34,461
100	Harsco Corp.	6,007
3,400	Honeywell International, Inc.	192,508
200	Illinois Tool Works, Inc.	11,100
600	ITT Industries, Inc.	38,664
1,000	Owens-IIlinois, Inc. *	44,890
400	Pall Corp.	15,300
1,100	Precision Castparts Corp.	162,074
200	SPX Corp.	20,352
100	Temple-Inland, Inc.	4,597
200	Textron, Inc.	13,810
500	Trane, Inc.	18,355
1,200	United Technologies Corp.	89,724
	Total Manufacturing	1,049,220

	Metals & Mining — 0.2%
2,000	Alcoa, Inc.	72,740

	Oil & Gas — 10.2%
700	Anadarko Petroleum Corp.	39,620
600	Apache Corp.	58,074
14,300	Chevron Corp.	1,255,111
4,551	ConocoPhillips	364,262
900	Devon Energy Corp.	74,529
300	Diamond Offshore Drilling, Inc.	34,929
300	Dynegy, Inc.-Class A *	2,283
26,600	Exxon Mobil Corp.	2,371,656
100	Hess Corp.	7,122
400	Marathon Oil Corp.	22,360

500	Noble Corp.	26,065
1,500	Occidental Petroleum Corp.	104,655
200	Rowan Cos., Inc.	7,080
400	Sunoco, Inc.	26,840
629	Transocean, Inc.	86,355
2,500	Valero Energy Corp.	162,675
	Total Oil & Gas	4,643,616

	Primary Process Industry — 0.9%
200	Air Products & Chemicals, Inc.	19,808
1,000	Celanese Corp.-Class A	39,680
1,200	Dow Chemical Co. (The)	50,328
200	International Flavors & Fragrances, Inc.	10,028
200	Lubrizol Corp.	12,828
500	Lyondell Chemical Co.	23,600
2,000	Monsanto Co.	198,740
200	Praxair, Inc.	17,076
300	Sherwin-Williams Co. (The)	18,849
	Total Primary Process Industry	390,937

	Retail Stores — 12.7%
900	Abercrombie & Fitch Co.-Class A	73,836
3,000	Amazon.com, Inc. *	271,680
1,150	American Eagle Outfitters, Inc.	26,324
2,100	AutoNation, Inc. *	34,650
600	AutoZone, Inc. *	66,978
2,400	Bed Bath & Beyond, Inc. *	75,480
100	Best Buy Co., Inc.	5,105
1,500	CarMax, Inc. *	34,305
12,100	eBay, Inc. *	405,713
900	Family Dollar Stores, Inc.	21,195
300	Fastenal Co.	11,892
300	GameStop Corp.-Class A *	17,235
40,200	Home Depot, Inc.	1,148,112
2,500	Kohls Corp. *	123,200
4,700	Kroger Co.	135,125
24,400	Lowe’s Cos., Inc.	595,604
1,300	Nordstrom, Inc.	43,602
1,800	Office Depot, Inc. *	30,852
400	RadioShack Corp.	7,400
200	Ross Stores, Inc.	5,276
3,600	Safeway, Inc.	125,280
100	Sears Holdings Corp. *	10,551
2,800	Staples, Inc.	66,360
2,065	Supervalu, Inc.	86,462
4,600	Target Corp.	276,276
900	Tiffany & Co.	41,787
300	TJX Cos., Inc.	8,802
5,200	Walgreen Co.	190,268
37,800	Wal-Mart Stores, Inc.	1,810,620
	Total Retail Stores	5,749,970

	Services — 3.4%
3,100	Apollo Group, Inc.-Class A *	237,212
800	Carnival Corp.	36,096
300	CBS Corp.-Class B	8,229
700	Comcast Corp.-Class A *	14,378
1,700	Direct TV Group (The) *	42,279
1,300	Discovery Holding Co.-Class A *	31,798

100	EchoStar Communications Corp.-Class A *	4,310
2,100	Expedia, Inc. *	68,460
2,300	Gannett Co., Inc.	84,525
900	IAC/InterActive Corp. *	25,047
2,100	Interpublic Group of Cos., Inc. *	19,929
500	ITT Educational Services, Inc. *	56,570
800	Liberty Global, Inc.-Class A *	32,496
500	Liberty Media Holding Corp. Capital-Class A *	59,530
200	Manpower, Inc.	12,220
900	Marriott International, Inc.-Class A	33,750
7,500	McDonald’s Corp.	438,525
200	McGraw-Hill, Inc.	9,816
1,500	MGM Mirage *	129,750
100	Moody’s Corp.	3,766
300	R.H. Donnelley Corp. *	13,326
200	RR Donnelley & Sons Co.	7,332
3,700	Starbucks Corp. *	86,543
100	Stericycle, Inc. *	5,885
100	Sysco Corp.	3,251
200	Wynn Resorts, Ltd.	25,388
1,200	Yum! Brands, Inc.	44,580
	Total Services	1,534,991

	Technology — 18.1%
1,000	Activision, Inc. *	22,150
600	Adobe Systems, Inc. *	25,284
300	Affiliated Computer Services, Inc.-Class A *	12,588
300	Analog Devices, Inc.	9,234
3,900	Apple, Inc. *	710,658
500	Arrow Electronics, Inc. *	18,505
200	Autodesk, Inc. *	9,418
900	Avnet, Inc. *	31,050
700	BMC Software, Inc. *	23,156
200	Boeing Co.	18,508
1,100	CA, Inc.	26,939
31,500	Cisco Systems, Inc. *	882,630
100	Citrix Systems, Inc. *	3,698
400	Cognizant Technologies Solutions Corp.-Class A *	12,440
2,300	Corning, Inc.	55,867
2,400	Danaher Corp.	208,368
26,100	Dell, Inc. *	640,494
100	DST Systems, Inc. *	8,475
19,400	EMC Corp. *	373,838
1,000	Energizer Holdings, Inc. *	113,630
3,800	Fiserv, Inc. *	195,054
200	General Dynamics Corp.	17,756
500	Goodrich Corp.	35,645
200	Google, Inc.-Class A *	138,600
1,300	Hewlett-Packard Co.	66,508
6,300	Intel Corp.	164,304
10,900	International Business Machines Corp.	1,146,462
100	Intersil Corp.-Class A	2,494
900	Intuit, Inc. *	26,388
1,000	Juniper Networks, Inc. *	29,720
600	KLA-Tencor Corp.	28,848
400	L-3 Communications Holdings, Inc.	44,260
600	Lexmark International, Inc. *	20,928
200	Lockheed Martin Corp.	22,134
800	McAfee, Inc. *	31,160
55,400	Microsoft Corp.	1,861,440
100	National Semiconductor Corp.	2,286

100	NAVTEQ Corp. *	7,489
700	NCR Corp. *	16,758
400	Novellus System, Inc. *	10,404
18,800	Oracle Corp. *	379,384
100	Pitney Bowes, Inc.	3,850
14,700	Qualcomm, Inc.	599,466
100	Rockwell Collins, Inc.	7,212
850	Sun Microsystems, Inc. *	17,663
300	Texas Instruments, Inc.	9,471
2,400	Time Warner, Inc.	41,424
700	Total System Services, Inc.	19,628
1,000	VeriSign, Inc. *	40,900
100	W.W. Grainger, Inc.	8,830
100	Waters Corp. *	7,804
800	Xilinx, Inc.	17,520
	Total Technology	8,228,720

	Transportation — 0.5%
400	CH Robinson Worldwide, Inc.	20,620
600	CSX Corp.	25,200
500	FedEx Corp.	49,235
300	Union Pacific Corp.	37,842
1,300	United Parcel Service, Inc.-Class B	95,784
	Total Transportation	228,681

	Utility — 6.1%
1,400	American Electric Power Co., Inc.	66,738
27,039	AT&T, Inc.	1,033,160
1,100	Centerpoint Energy, Inc.	19,635
200	CenturyTel, Inc.	8,526
900	Constellation Energy Group, Inc.	90,189
2,900	Duke Energy Corp.	57,391
700	Edison International	39,186
1,000	Entergy Corp.	119,540
100	Equitable Resources, Inc.	5,286
1,400	FPL Group, Inc.	97,664
1,000	Mirant Corp. *	38,590
300	NII Holdings, Inc. *	16,548
200	Northeast Utilities	6,316
900	NRG Energy, Inc. *	38,151
100	PPL Corp.	5,096
700	Public Service Enterprise Group, Inc.	67,018
2,000	Reliant Energy, Inc. *	52,080
300	Sempra Energy	18,786
22,984	Verizon Communications, Inc.	993,139
	Total Utility	2,773,039

	TOTAL COMMON STOCKS (COST $43,599,786)	43,948,580

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.7%
1,249,964	Citigroup Global Markets Repurchase Agreement, dated 11/30/07, due 12/03/07, with a maturity value of $1,250,203 and an effective yield of 2.30%, collateralized by a U.S. Treasury Note with a rate of 2.63%, maturity date of 05/15/08 and a market value, including accrued interest, of $1,273,873.	1,249,964

	TOTAL SHORT-TERM INVESTMENTS (COST $1,249,964)	1,249,964

TOTAL INVESTMENTS — 99.6% (Cost $44,849,750)	45,198,544

Other Assets and Liabilities (net) — 0.4%	166,348

TOTAL NET ASSETS — 100.0%	$45,364,892

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$47,375,896	$137,740	$(2,315,092)	$(2,177,352)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

11	S&P 500 E-Mini	December 2007	$816,035	$(19,421)

As of November 30, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Futures contracts

The Fund may purchase and sell futures contracts.  Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.4%

	Automotive — 1.8%
53,900	Autoliv, Inc.	3,147,760
33,600	Eaton Corp.	3,000,816
1,206,611	Ford Motor Co. *	9,061,649
184,400	General Motors Corp.	5,500,652
164,500	Goodyear Tire & Rubber Co. (The) *	4,729,375
325,600	Harley-Davidson, Inc.	15,635,312
246,400	Johnson Controls, Inc.	9,515,968
474,000	Paccar, Inc.	23,989,140
	Total Automotive	74,580,672

	Construction — 0.6%
54,700	Centex Corp.	1,141,042
20,700	Fluor Corp.	3,046,419
24,700	Jacobs Engineering Group, Inc. *	2,069,119
64,300	Lennar Corp.-Class A	1,018,512
8,800	Martin Marietta Materials, Inc.	1,184,040
133,800	Masco Corp.	2,997,120
1,177,974	Standard-Pacific Corp.	4,075,790
91,000	Toll Brothers, Inc. *	1,880,970
22,400	Vulcan Materials Co.	1,989,120
83,400	Weyerhaeuser Co.	6,103,212
	Total Construction	25,505,344

	Consumer Goods — 5.1%
987,600	Altria Group, Inc.	76,598,256
83,100	Avon Products, Inc.	3,411,255
484,600	Coach, Inc. *	17,998,044
162,800	Hasbro, Inc.	4,520,956
201,400	Kimberly-Clark Corp.	14,059,734
176,500	Liz Claiborne, Inc.	4,428,385
289,000	Mattel Co.	5,774,220
22,000	Mohawk Industries, Inc. *	1,769,680
244,400	Nike, Inc.	16,044,860
31,800	Polo Ralph Lauren Corp.	2,193,564
702,600	Procter & Gamble Co. (The)	51,992,400
67,500	UST, Inc.	3,908,250
141,700	VF Corp.	10,597,743
	Total Consumer Goods	213,297,347

	Financial — 7.1%
65,900	ACE Ltd.	3,942,797
116,700	Aflac, Inc.	7,310,088
449,600	Allstate Corp. (The)	22,983,552
98,600	AMBAC Financial Group, Inc.	2,684,878
445,500	American International Group, Inc.	25,896,915
10,200	AON Corp.	509,694
613,277	Bank of America Corp.	28,290,468
108,300	BB&T Corp.	3,907,464
102,600	Brown & Brown, Inc.	2,523,960
60,400	Chubb Corp.	3,294,820
1,685,900	Citigroup, Inc.	56,140,470
43,400	CNA Financial Corp.	1,538,096

88,300	Comerica, Inc.	4,042,374
48,900	Eaton Vance Corp.	2,139,864
716,954	Fannie Mae	27,545,373
77,100	Fifth Third Bancorp	2,306,061
60,400	First American Corp.	2,064,472
53,700	First Horizon National Corp.	1,185,696
72,500	Franklin Resources, Inc.	8,930,550
46,900	Goldman Sachs Group, Inc.	10,629,416
32,100	Hartford Financial Services Group, Inc.	3,059,772
6,600	Markel Corp. *	3,182,190
76,450	MBIA, Inc.	2,791,189
40,800	MetLife, Inc.	2,676,072
89,800	MGIC Investment Corp.	2,112,096
449,700	National City Corp.	8,886,072
134,900	Old Republic International Corp.	2,024,849
59,400	PMI Group (The), Inc.	785,862
320,800	Progressive Corp. (The)	5,902,720
95,000	Prudential Financial, Inc.	8,943,300
48,900	Safeco Corp.	2,822,019
86,600	SEI Investment Co.	2,686,332
81,500	Torchmark Corp.	5,026,920
259,800	Travelers Cos. (The), Inc.	13,797,978
256,600	Unum Group	6,373,944
189,300	US Bancorp	6,263,937
71,850	W.R. Berkley Corp.	2,197,173
196,304	Washington Mutual, Inc.	3,827,928
	Total Financial	301,227,361

	Food & Beverage — 4.4%
199,200	Anheuser-Busch Cos., Inc.	10,501,824
1,820,400	Coca-Cola Co. (The)	113,046,840
305,906	Kraft Foods, Inc.	10,569,052
642,500	PepsiCo, Inc.	49,588,150
238,100	Tyson Foods, Inc.-Class A	3,550,071
	Total Food & Beverage	187,255,937

	Health Care — 23.2%
491,400	Abbott Laboratories	28,260,414
195,700	Aetna, Inc.	10,935,716
215,700	AmerisourceBergen Corp.	9,786,309
247,300	Amgen, Inc. *	13,663,325
182,600	Baxter International, Inc.	10,932,262
5,800	Biogen Idec, Inc. *	429,896
131,052	Bristol-Myers Squibb Co.	3,883,071
191,500	Cardinal Health, Inc.	11,595,325
211,800	Cigna Corp.	11,354,598
106,500	Coventry Health Care, Inc. *	6,164,220
197,800	Eli Lilly & Co.	10,473,510
510,100	Express Scripts, Inc. *	34,559,275
660,900	Forest Laboratories, Inc. *	25,477,695
9,000	Intuitive Surgical, Inc. *	2,949,120
1,900,500	Johnson & Johnson	128,739,870
176,800	King Pharmaceuticals, Inc. *	1,872,312
270,600	McKesson Corp.	18,057,138
107,100	Medco Health Solutions, Inc. *	10,708,929
401,900	Medtronic, Inc.	20,436,615
2,841,400	Merck & Co., Inc.	168,665,504
242,500	Patterson Cos., Inc. *	7,803,650
6,802,280	Pfizer, Inc.	161,622,173

129,500	Quest Diagnostics, Inc.	7,130,270
818,200	Schering-Plough Corp.	25,609,660
91,100	St. Jude Medical, Inc. *	3,621,225
460,200	Stryker Corp.	33,424,326
2,702,102	UnitedHealth Group, Inc.	148,615,610
118,400	WellPoint, Inc. *	9,970,464
321,900	Wyeth	15,805,290
549,800	Zimmer Holdings, Inc. *	35,588,554
	Total Health Care	978,136,326

	Machinery — 1.8%
10,800	Cameron International Corp. *	1,006,884
97,900	Caterpillar, Inc.	7,039,010
28,600	Cummins, Inc.	3,343,340
64,900	Deere & Co.	11,149,820
78,300	Ingersoll-Rand	4,043,412
93,200	McDermott International, Inc. *	4,874,360
21,800	Parker-Hannifin Corp.	1,731,574
335,700	Schlumberger Ltd.	31,371,165
39,600	Smith International, Inc.	2,483,712
163,200	Weatherford International Ltd. *	10,219,584
	Total Machinery	77,262,861

	Manufacturing — 2.2%
361,800	3M Co.	30,123,468
31,900	Ball Corp.	1,475,375
124,200	General Electric Co.	4,755,618
286,300	Honeywell International, Inc.	16,210,306
45,300	Illinois Tool Works, Inc.	2,514,150
73,900	ITT Industries, Inc.	4,762,116
62,500	Owens-IIlinois, Inc. *	2,805,625
66,200	Pall Corp.	2,532,150
96,000	Precision Castparts Corp.	14,144,640
61,600	Sealed Air Corp.	1,439,592
23,600	SPX Corp.	2,401,536
14,800	Temple-Inland, Inc.	680,356
97,600	Trane, Inc.	3,582,896
98,700	United Technologies Corp.	7,379,799
	Total Manufacturing	94,807,627

	Metals & Mining — 0.2%
143,900	Alcoa, Inc.	5,233,643
19,800	Southern Copper Corp.	2,190,870
	Total Metals & Mining	7,424,513

	Oil & Gas — 10.3%
89,100	Anadarko Petroleum Corp.	5,043,060
58,200	Apache Corp.	5,633,178
1,370,600	Chevron Corp.	120,297,562
442,168	ConocoPhillips	35,391,127
103,700	Devon Energy Corp.	8,587,397
8,100	Diamond Offshore Drilling, Inc.	943,083
2,469,800	Exxon Mobil Corp.	220,207,368
67,500	Marathon Oil Corp.	3,773,250
154,700	Occidental Petroleum Corp.	10,793,419
15,400	Sunoco, Inc.	1,033,340
53,729	Transocean, Inc.	7,376,454

244,100	Valero Energy Corp.	15,883,587
	Total Oil & Gas	434,962,825

	Primary Process Industry — 0.9%
4,400	Air Products & Chemicals, Inc.	435,776
33,900	Celanese Corp.-Class A	1,345,152
140,800	Dow Chemical Co. (The)	5,905,152
54,200	International Flavors & Fragrances, Inc.	2,717,588
48,100	Lubrizol Corp.	3,085,134
45,300	Lyondell Chemical Co.	2,138,160
171,800	Monsanto Co.	17,071,766
49,300	Sherwin-Williams Co. (The)	3,097,519
	Total Primary Process Industry	35,796,247

	Retail Stores — 13.0%
108,500	Abercrombie & Fitch Co.-Class A	8,901,340
10,600	Advance Auto Parts, Inc.	381,176
260,900	Amazon.com, Inc. *	23,627,104
189,100	American Eagle Outfitters, Inc.	4,328,499
283,800	AutoNation, Inc. *	4,682,700
72,800	AutoZone, Inc. *	8,126,664
283,300	Bed Bath & Beyond, Inc. *	8,909,785
54,700	Best Buy Co., Inc.	2,792,435
127,700	CarMax, Inc. *	2,920,499
1,049,800	eBay, Inc. *	35,199,794
150,700	Family Dollar Stores, Inc.	3,548,985
3,640,304	Home Depot, Inc.	103,967,082
264,400	Kohls Corp. *	13,029,632
371,000	Kroger Co.	10,666,250
2,318,300	Lowe’s Cos., Inc.	56,589,703
148,800	Nordstrom, Inc.	4,990,752
174,600	Office Depot, Inc. *	2,992,644
111,700	RadioShack Corp.	2,066,450
62,600	Ross Stores, Inc.	1,651,388
271,400	Safeway, Inc.	9,444,720
14,200	Sears Holdings Corp. *	1,498,242
340,500	Staples, Inc.	8,069,850
181,625	Supervalu, Inc.	7,604,639
443,700	Target Corp.	26,648,622
103,000	Tiffany & Co.	4,782,290
78,736	TJX Cos., Inc.	2,310,114
498,900	Walgreen Co.	18,254,751
3,577,300	Wal-Mart Stores, Inc.	171,352,670
	Total Retail Stores	549,338,780

	Services — 3.1%
275,300	Apollo Group, Inc.-Class A *	21,065,956
114,800	Carnival Corp.	5,179,776
112,550	Comcast Corp.-Class A *	2,311,777
165,400	Direct TV Group (The) *	4,113,498
66,100	Discovery Holding Co.-Class A *	1,616,806
143,600	Expedia, Inc. *	4,681,360
259,600	Gannett Co., Inc.	9,540,300
63,200	IAC/InterActive Corp. *	1,758,856
43,500	Interpublic Group of Cos., Inc. *	412,815
38,100	ITT Educational Services, Inc. *	4,310,634
30,000	Liberty Global, Inc.-Class A *	1,218,600
39,500	Liberty Media Holding Corp. Capital-Class A *	4,702,870

34,600	Manpower, Inc.	2,114,060
100,300	Marriott International, Inc.-Class A	3,761,250
643,800	McDonald’s Corp.	37,642,986
58,300	McGraw-Hill, Inc.	2,861,364
59,500	MGM Mirage *	5,146,750
47,700	Moody’s Corp.	1,796,382
36,600	RR Donnelley & Sons Co.	1,341,756
368,400	Starbucks Corp. *	8,616,876
2,700	Wynn Resorts, Ltd.	342,738
137,700	Yum! Brands, Inc.	5,115,555
	Total Services	129,652,965

	Technology — 17.6%
18,200	Activision, Inc. *	403,130
48,400	Adobe Systems, Inc. *	2,039,576
52,300	Affiliated Computer Services, Inc.-Class A *	2,194,508
77,900	Analog Devices, Inc.	2,397,762
356,700	Apple, Inc. *	64,997,874
37,200	Arrow Electronics, Inc. *	1,376,772
107,500	Avnet, Inc. *	3,708,750
93,600	BMC Software, Inc. *	3,096,288
32,800	CA, Inc.	803,272
2,786,400	Cisco Systems, Inc. *	78,074,928
52,300	Citrix Systems, Inc. *	1,934,054
84,400	Cognizant Technologies Solutions Corp.-Class A *	2,624,840
140,100	Corning, Inc.	3,403,029
223,900	Danaher Corp.	19,438,998
2,433,000	Dell, Inc. *	59,705,820
14,200	DST Systems, Inc. *	1,203,450
1,718,400	EMC Corp. *	33,113,568
81,500	Energizer Holdings, Inc. *	9,260,845
356,900	Fiserv, Inc. *	18,319,677
22,200	General Dynamics Corp.	1,970,916
22,300	Goodrich Corp.	1,589,767
13,400	Google, Inc.-Class A *	9,286,200
157,100	Hewlett-Packard Co.	8,037,236
671,500	Intel Corp.	17,512,720
958,300	International Business Machines Corp.	100,793,994
104,000	Intuit, Inc. *	3,049,280
55,200	Juniper Networks, Inc. *	1,640,544
73,400	KLA-Tencor Corp.	3,529,072
31,900	L-3 Communications Holdings, Inc.	3,529,735
77,800	Lexmark International, Inc. *	2,713,664
27,100	Lockheed Martin Corp.	2,999,157
132,700	McAfee, Inc. *	5,168,665
5,023,000	Microsoft Corp.	168,772,800
43,500	NCR Corp. *	1,041,390
1,442,100	Oracle Corp. *	29,101,578
51,700	Pitney Bowes, Inc.	1,990,450
1,245,800	Qualcomm, Inc.	50,803,724
28,600	Rockwell Collins, Inc.	2,062,632
274,500	Time Warner, Inc.	4,737,870
85,400	Total System Services, Inc.	2,394,616
101,900	VeriSign, Inc. *	4,167,710
17,900	W.W. Grainger, Inc.	1,580,570
32,200	Waters Corp. *	2,512,888
124,300	Xilinx, Inc.	2,722,170
	Total Technology	741,806,489

	Transportation — 0.4%
49,200	CH Robinson Worldwide, Inc.	2,536,260
28,700	CSX Corp.	1,205,400
60,800	FedEx Corp.	5,986,976
10,800	Union Pacific Corp.	1,362,312
64,500	United Parcel Service, Inc.-Class B	4,752,360
	Total Transportation	15,843,308

	Utility — 5.7%
163,400	American Electric Power Co., Inc.	7,789,278
2,408,067	AT&T, Inc.	92,012,240
92,100	Centerpoint Energy, Inc.	1,643,985
47,900	CenturyTel, Inc.	2,041,977
61,300	Constellation Energy Group, Inc.	6,142,873
296,300	Duke Energy Corp.	5,863,777
73,000	Edison International	4,086,540
102,700	Entergy Corp.	12,276,758
106,300	FPL Group, Inc.	7,415,488
50,300	Mirant Corp. *	1,941,077
48,700	NRG Energy, Inc. *	2,064,393
48,900	Public Service Enterprise Group, Inc.	4,681,686
115,900	Reliant Energy, Inc. *	3,018,036
22,000	Sempra Energy	1,377,640
2,021,822	Verizon Communications, Inc.	87,362,929
	Total Utility	239,718,677

	TOTAL COMMON STOCKS (COST $4,009,232,734)	4,106,617,279

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.5%
106,477,599	Citigroup Global Markets Repurchase Agreement, dated 11/30/07, due 12/03/07, with a maturity value of $106,498,007 and an effective yield of 2.30%, collateralized by a U.S. Treasury Note with a rate of 2.63%, maturity date of 05/15/08 and a market value, inculding accrued interest, of $108,512,041.	106,477,599

	TOTAL SHORT-TERM INVESTMENTS (COST $106,477,599)	106,477,599

	TOTAL INVESTMENTS — 99.9%
	(Cost $4,115,710,333)	4,213,094,878

	Other Assets and Liabilities (net) — 0.1%	4,967,382

	TOTAL NET ASSETS — 100.0%	$4,218,062,260

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$4,137,103,174	$320,630,122	$(244,638,418)	$75,991,704

A summary of outstanding financial instruments at November 30, 2007 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

633	S&P 500 E-mini	December 2007	$46,959,105	$692,951

As of November 30, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*              Non-income producing security.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
5,157,783	GMO U.S. Core Equity Fund, Class VI	72,879,478
1,181,189	GMO U.S. Quality Equity Fund, Class VI	26,812,991
141,268	GMO U.S. Small/Mid Cap Growth Fund, Class III	2,532,940
294,090	GMO U.S. Small/Mid Cap Value Fund, Class III	2,467,419
	TOTAL MUTUAL FUNDS (COST $104,354,269)	104,692,828

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

16,830	Citigroup Global Markets Repurchase Agreement, dated 11/30/07, due 12/03/07, with a maturity value of $16,834 and an effective yield of 2.30%, collateralized by a U.S. Treasury Note with a rate of 2.63%, maturity date of 05/15/08 and a market value, including accrued interest, of $17,984.	16,830

	TOTAL SHORT-TERM INVESTMENTS (COST $16,830)	16,830

	TOTAL INVESTMENTS — 100.0% (Cost $104,371,099)	104,709,658

	Other Assets and Liabilities (net) — (0.0%)	(23,847)

	TOTAL NET ASSETS — 100.0%	$104,685,811

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$104,651,056	$2,222,239	$(2,163,637)	$58,602

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2007 is set forth below:

	Value,
	beginning of		Sales	Dividend	Distributions of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO U.S. Core Equity Fund, Class VI	$111,984,114	$10,169,744	$45,876,154	$1,407,968	$5,407,727	$72,879,478

GMO U.S. Quality Equity Fund, Class VI	27,544,376	2,789,424	4,649,461	341,208	209,627	26,812,991

GMO U.S. Small/Mid Cap Growth Fund, Class III	4,712,790	224,479	2,264,412	6,602	217,877	2,532,940

GMO U.S. Small/Mid Cap Value Fund, Class III	5,069,978	187,895	2,190,000	35,279	152,617	2,467,419

Totals	$149,311,258	$13,371,542	$54,980,027	$1,791,057	$5,987,848	$104,692,828

Notes to Schedule of Investments:

Portfolio valuation

Shares of the underlying funds and other mutual funds are valued at their net asset value.

Investments held by the underlying funds are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies or procedures are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO U.S. Growth Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.3%

	Automotive — 2.4%
3,400	Genuine Parts Co.	163,370
24,300	Goodyear Tire & Rubber Co. (The) *	698,625
32,500	Harley-Davidson, Inc.	1,560,650
46,100	Johnson Controls, Inc.	1,780,382
46,175	Paccar, Inc.	2,336,917
	Total Automotive	6,539,944

	Construction — 1.5%
11,200	D.R. Horton, Inc.	134,064
6,300	Fluor Corp.	927,171
7,000	General Growth Properties, REIT	325,080
8,900	Jacobs Engineering Group, Inc. *	745,553
4,700	Martin Marietta Materials, Inc.	632,385
9,500	Masco Corp.	212,800
12,600	Quanta Services, Inc. *	344,988
9,600	Thor Industries, Inc.	338,400
5,400	Vulcan Materials Co.	479,520
	Total Construction	4,139,961

	Consumer Goods — 3.7%
14,184	Altria Group, Inc.	1,100,111
1,200	Church & Dwight Co., Inc.	67,344
61,100	Coach, Inc. *	2,269,254
12,300	Hasbro, Inc.	341,571
14,300	Kimberly-Clark Corp.	998,283
6,600	Liz Claiborne, Inc.	165,594
37,400	Mattel Co.	747,252
3,700	Mohawk Industries, Inc. *	297,628
36,100	Nike, Inc.	2,369,965
6,600	Polo Ralph Lauren Corp.	455,268
8,500	Tempur-Pedic International, Inc.	252,365
11,200	UST, Inc.	648,480
4,900	VF Corp.	366,471
	Total Consumer Goods	10,079,586

	Financial — 4.7%
16,800	Aflac, Inc.	1,052,352
13,400	Allstate Corp. (The)	685,008
5,000	AMBAC Financial Group, Inc.	136,150
18,000	American International Group, Inc.	1,046,340
9,700	Brown & Brown, Inc.	238,620
37,500	Citigroup, Inc.	1,248,750
11,400	Eaton Vance Corp.	498,864
7,300	First Marblehead Corp. (The)	219,073
10,700	Franklin Resources, Inc.	1,318,026
8,700	Goldman Sachs Group, Inc.	1,971,768
4,700	Hartford Financial Services Group, Inc.	448,004
9,500	Janus Capital Group, Inc.	318,915
300	Markel Corp. *	144,645
5,000	MBIA, Inc.	182,550
1,200	Merrill Lynch & Co., Inc.	71,928
3,900	Philadelphia Consolidated Holding Corp. *	166,062
8,400	Prudential Financial, Inc.	790,776

1,500	Reinsurance Group of America, Inc.	81,165
18,900	SEI Investment Co.	586,278
2,500	T. Rowe Price Group, Inc.	153,700
26,500	Travelers Cos. (The), Inc.	1,407,415
	Total Financial	12,766,389

	Food & Beverage — 0.9%
11,800	Anheuser-Busch Cos., Inc.	622,096
19,700	Coca-Cola Co. (The)	1,223,370
13,844	Kraft Foods, Inc.	478,310
13,200	Sara Lee Corp.	222,156
	Total Food & Beverage	2,545,932

	Health Care — 16.8%
23,200	Aetna, Inc.	1,296,416
24,700	Baxter International, Inc.	1,478,789
25,800	Bristol-Myers Squibb Co.	764,454
15,200	Cardinal Health, Inc.	920,360
32,500	Cigna Corp.	1,742,325
5,900	Coventry Health Care, Inc. *	341,492
52,500	Express Scripts, Inc. *	3,556,875
46,700	Forest Laboratories, Inc. *	1,800,285
5,600	Gilead Sciences, Inc. *	260,624
4,000	Idexx Laboratories, Inc. *	242,000
9,200	Immucor, Inc. *	305,164
2,800	Intuitive Surgical, Inc. *	917,504
35,264	Johnson & Johnson	2,388,783
7,300	Kinetic Concepts, Inc. *	428,072
7,300	Lincare Holdings, Inc. *	249,587
19,500	McKesson Corp.	1,301,235
20,100	Medco Health Solutions, Inc. *	2,009,799
7,100	Medtronic, Inc.	361,035
89,500	Merck & Co., Inc.	5,312,720
11,200	Patterson Cos., Inc. *	360,416
25,876	Pfizer, Inc.	614,814
14,600	Quest Diagnostics, Inc.	803,876
3,100	Respironics, Inc. *	152,706
127,000	Schering-Plough Corp.	3,975,100
15,700	St. Jude Medical, Inc. *	624,075
57,100	Stryker Corp.	4,147,173
2,600	Techne Corp. *	169,390
80,000	UnitedHealth Group, Inc.	4,400,000
7,300	WellPoint, Inc. *	614,733
4,900	Wyeth	240,590
60,900	Zimmer Holdings, Inc. *	3,942,057
	Total Health Care	45,722,449

	Machinery — 4.8%
6,000	Cameron International Corp. *	559,380
20,600	Caterpillar, Inc.	1,481,140
6,900	Cummins, Inc.	806,610
11,100	Deere & Co.	1,906,980
3,000	Dresser-Rand Group, Inc. *	106,800
2,000	Flowserve Corp.	188,180
71,700	Schlumberger Ltd.	6,700,365
12,600	Smith International, Inc.	790,272
5,600	Tidewater, Inc.	273,784
6,300	Weatherford International Ltd. *	394,506
	Total Machinery	13,208,017

	Manufacturing — 3.4%
8,700	Crown Holdings, Inc. *	223,242
56,100	Honeywell International, Inc.	3,176,382
6,200	Illinois Tool Works, Inc.	344,100
9,500	ITT Industries, Inc.	612,180
15,100	Owens-IIlinois, Inc. *	677,839
11,200	Pall Corp.	428,400
16,500	Precision Castparts Corp.	2,431,110
18,700	Trane, Inc.	686,477
6,200	Tyco International Ltd.	248,806
4,600	United Technologies Corp.	343,942
	Total Manufacturing	9,172,478

	Metals & Mining — 0.2%
7,000	Alcoa, Inc.	254,590
1,500	Southern Copper Corp.	165,975
	Total Metals & Mining	420,565

	Oil & Gas — 9.6%
7,000	Anadarko Petroleum Corp.	396,200
5,500	Apache Corp.	532,345
77,100	Chevron Corp.	6,767,067
23,329	ConocoPhillips	1,867,253
4,600	Diamond Offshore Drilling, Inc.	535,578
26,800	Dynegy, Inc.-Class A *	203,948
126,200	Exxon Mobil Corp.	11,251,992
8,300	Noble Corp.	432,679
6,900	Occidental Petroleum Corp.	481,413
6,300	Sunoco, Inc.	422,730
11,403	Transocean, Inc.	1,565,518
28,100	Valero Energy Corp.	1,828,467
	Total Oil & Gas	26,285,190

	Primary Process Industry — 1.9%
12,500	Albemarle Corp.	551,750
14,900	Celanese Corp.-Class A	591,232
10,500	Hercules, Inc.	203,805
2,400	International Flavors & Fragrances, Inc.	120,336
6,500	Lyondell Chemical Co.	306,800
29,200	Monsanto Co.	2,901,604
7,600	Sherwin-Williams Co. (The)	477,508
	Total Primary Process Industry	5,153,035

	Retail Stores — 14.2%
10,800	Abercrombie & Fitch Co.-Class A	886,032
10,800	Advance Auto Parts, Inc.	388,368
52,700	Amazon.com, Inc. *	4,772,512
22,600	American Eagle Outfitters, Inc.	517,314
18,100	AutoNation, Inc. *	298,650
10,600	AutoZone, Inc. *	1,183,278
31,700	Bed Bath & Beyond, Inc. *	996,965
9,000	Best Buy Co., Inc.	459,450
11,400	Big Lots, Inc. *	212,838
22,500	CarMax, Inc. *	514,575
9,600	Dollar Tree Stores, Inc. *	275,136
74,000	eBay, Inc. *	2,481,220

14,900	Family Dollar Stores, Inc.	350,895
6,300	GameStop Corp.-Class A *	361,935
140,200	Home Depot, Inc.	4,004,112
34,400	Kohls Corp. *	1,695,232
32,100	Kroger Co.	922,875
124,568	Lowe’s Cos., Inc.	3,040,705
23,200	Nordstrom, Inc.	778,128
7,200	O’Reilly Automotive, Inc. *	236,592
5,100	Priceline.com, Inc. *	580,380
16,300	RadioShack Corp.	301,550
13,200	Safeway, Inc.	459,360
40,000	Staples, Inc.	948,000
3,800	Supervalu, Inc.	159,106
56,000	Target Corp.	3,363,360
14,500	Tiffany & Co.	673,235
10,060	TJX Cos., Inc.	295,160
35,000	Walgreen Co.	1,280,650
127,400	Wal-Mart Stores, Inc.	6,102,460
	Total Retail Stores	38,540,073

	Services — 6.8%
6,400	Accenture Ltd.	221,184
17,800	Apollo Group, Inc.-Class A *	1,362,056
12,700	Career Education Corp. *	364,871
21,350	Comcast Corp.-Class A *	438,529
26,200	Direct TV Group (The) *	651,594
15,100	Discovery Holding Co.-Class A *	369,346
20,200	Expedia, Inc. *	658,520
5,600	Factset Research Systems, Inc.	351,008
13,300	Gannett Co., Inc.	488,775
8,600	IAC/InterActive Corp. *	239,338
24,200	Interpublic Group of Cos., Inc. *	229,658
7,400	ITT Educational Services, Inc. *	837,236
12,400	Jack in the Box, Inc. *	371,380
11,500	Liberty Global, Inc.-Class A *	467,130
5,200	Liberty Media Holding Corp. Capital-Class A *	619,112
15,100	Marriott International, Inc.-Class A	566,250
71,700	McDonald’s Corp.	4,192,299
6,000	McGraw-Hill, Inc.	294,480
26,000	MGM Mirage *	2,249,000
7,300	Moody’s Corp.	274,918
12,100	Nalco Holding Co.	289,916
7,200	Omnicom Group, Inc.	351,000
7,900	RR Donnelley & Sons Co.	289,614
21,800	Starbucks Corp. *	509,902
23,400	Sysco Corp.	760,734
6,700	TeleTech Holdings, Inc. *	138,757
1,000	Wynn Resorts, Ltd.	126,940
19,900	Yum! Brands, Inc.	739,285
	Total Services	18,452,832

	Technology — 22.5%
17,400	Activision, Inc. *	385,410
14,800	Adobe Systems, Inc. *	623,672
700	Affiliated Computer Services, Inc.-Class A *	29,372
40,700	Apple, Inc. *	7,416,354
2,500	Arrow Electronics, Inc. *	92,525
6,600	Autodesk, Inc. *	310,794
15,300	Avnet, Inc. *	527,850
17,400	BMC Software, Inc. *	575,592

18,300	CA, Inc.	448,167
105,000	Cisco Systems, Inc. *	2,942,100
4,300	Citrix Systems, Inc. *	159,014
10,400	Cognizant Technologies Solutions Corp.-Class A *	323,440
29,300	Compuware Corp. *	242,018
22,900	Corning, Inc.	556,241
13,700	Danaher Corp.	1,189,434
247,800	Dell, Inc. *	6,081,012
286,700	EMC Corp. *	5,524,709
11,000	Energizer Holdings, Inc. *	1,249,930
26,500	Fiserv, Inc. *	1,360,245
8,100	FLIR Systems, Inc. *	556,713
3,500	Garmin Ltd.	375,725
5,400	General Dynamics Corp.	479,412
9,800	Goodrich Corp.	698,642
16,100	Hewlett-Packard Co.	823,676
8,200	Ingram Micro, Inc.-Class A *	163,180
67,008	Intel Corp.	1,747,569
72,700	International Business Machines Corp.	7,646,586
9,700	Intersil Corp.-Class A	241,918
11,200	Intuit, Inc. *	328,384
14,500	Juniper Networks, Inc. *	430,940
6,100	KLA-Tencor Corp.	293,288
4,300	L-3 Communications Holdings, Inc.	475,795
15,000	Lexmark International, Inc. *	523,200
5,100	Lockheed Martin Corp.	564,417
18,700	McAfee, Inc. *	728,365
3,100	Mettler-Toledo International, Inc. *	360,716
230,500	Microsoft Corp.	7,744,800
4,700	National Semiconductor Corp.	107,442
3,100	NAVTEQ Corp. *	232,159
10,100	NCR Corp. *	241,794
1,600	Northrop Grumman Corp.	126,064
57,900	Oracle Corp. *	1,168,422
5,700	Pitney Bowes, Inc.	219,450
54,200	Qualcomm, Inc.	2,210,276
3,700	Rockwell Collins, Inc.	266,844
3,200	Synopsys, Inc. *	78,752
8,300	Time Warner, Inc.	143,258
12,700	Total System Services, Inc.	356,108
11,700	VeriSign, Inc. *	478,530
3,300	W.W. Grainger, Inc.	291,390
12,800	Waters Corp. *	998,912
11,900	Xilinx, Inc.	260,610
	Total Technology	61,401,216

	Transportation — 0.4%
6,800	CH Robinson Worldwide, Inc.	350,540
7,400	FedEx Corp.	728,678
	Total Transportation	1,079,218

	Utility — 2.5%
6,700	American Electric Power Co., Inc.	319,389
23,745	AT&T, Inc.	907,297
18,000	Centerpoint Energy, Inc.	321,300
10,900	Constellation Energy Group, Inc.	1,092,289
8,200	Entergy Corp.	980,228
8,900	FPL Group, Inc.	620,864
7,900	Mirant Corp. *	304,861
13,300	NRG Energy, Inc. *	563,787

2,200	PPL Corp.	112,112
5,000	Public Service Enterprise Group, Inc.	478,700
4,700	Reliant Energy, Inc. *	122,388
5,400	Sempra Energy	338,148
3,200	Telephone & Data Systems, Inc.	199,200
10,400	Verizon Communications, Inc.	449,384
	Total Utility	6,809,947

	TOTAL COMMON STOCKS (COST $254,134,891)	262,316,832

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 3.5%

9,400,763	Citigroup Global Markets Repurchase Agreement, dated 11/30/07, due 12/03/07, with a maturity value of $9,402,565 and an effective yield of 2.30%, collateralized by a U.S. Treasury Note with a rate of 2.63%, maturity date of 05/15/08 and a market value, including accrued interest, of $9,580,528.	9,400,763

	TOTAL SHORT-TERM INVESTMENTS (COST $9,400,763)	9,400,763

	TOTAL INVESTMENTS — 99.8%
	(Cost $263,535,654)	271,717,595

	Other Assets and Liabilities (net) — 0.2%	582,352

	TOTAL NET ASSETS — 100.0%	$272,299,947

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$265,080,892	$21,002,019	$(14,365,316)	$6,636,703

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

11	S&P 500	December 2007	$4,080,175	$(184,272)
19	S&P 500 E-Mini	December 2007	1,409,515	9,240
				$(175,032)

As of November 30, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*        Non-income producing security.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Futures contracts

The Fund may purchase and sell futures contracts.  Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.7%

	Automotive — 2.4%
800	Autoliv, Inc.	46,720
200	BorgWarner, Inc.	19,322
400	Eaton Corp.	35,724
19,954	Ford Motor Co. *	149,854
2,700	General Motors Corp.	80,541
1,800	Harley-Davidson, Inc.	86,436
2,500	Johnson Controls, Inc.	96,550
4,100	Paccar, Inc.	207,501
900	TRW Automotive Holdings Corp. *	20,205
	Total Automotive	742,853

	Construction — 1.3%
2,800	Annaly Capital Management, Inc.	48,188
1,300	Centex Corp.	27,118
2,400	D.R. Horton, Inc.	28,728
400	HCP, Inc. REIT	13,380
1,000	KB Home	20,890
1,300	Lennar Corp.-Class A	20,592
400	Lennox International, Inc.	13,536
700	Louisiana-Pacific Corp.	10,766
1,700	Masco Corp.	38,080
431	MDC Holdings, Inc.	15,253
1,400	Pulte Homes, Inc.	14,308
600	Quanta Services, Inc. *	16,428
200	Simon Property Group, Inc. REIT	19,690
300	Thor Industries, Inc.	10,575
1,100	Thornburg Mortgage, Inc. REIT	11,726
1,400	Toll Brothers, Inc. *	28,938
900	Weyerhaeuser Co.	65,862
	Total Construction	404,058

	Consumer Goods — 2.7%
400	Alberto-Culver Co.	10,224
4,200	Altria Group, Inc.	325,752
600	Brunswick Corp.	12,234
1,500	Coach, Inc. *	55,710
1,400	Hasbro, Inc.	38,878
1,300	Jones Apparel Group, Inc.	24,232
1,700	Liz Claiborne, Inc.	42,653
2,600	Mattel Co.	51,948
400	Mohawk Industries, Inc. *	32,176
600	Nike, Inc.	39,390
1,700	Procter & Gamble Co. (The)	125,800
800	VF Corp.	59,832
	Total Consumer Goods	818,829

	Financial — 17.5%
1,400	ACE Ltd.	83,762
2,000	Aflac, Inc.	125,280
7,900	Allstate Corp. (The)	403,848
1,500	AMBAC Financial Group, Inc.	40,845
300	American Capital Strategies Ltd.	11,283
9,900	American International Group, Inc.	575,487

800	AON Corp.	39,976
12,676	Bank of America Corp.	584,744
2,100	BB&T Corp.	75,768
1,200	Chubb Corp.	65,460
33,700	Citigroup, Inc.	1,122,210
600	CNA Financial Corp.	21,264
1,600	Comerica, Inc.	73,248
900	Commerce Group, Inc.	32,355
1,600	Countrywide Financial Corp.	17,312
12,100	Fannie Mae	464,882
600	Fifth Third Bancorp	17,946
1,100	First American Corp.	37,598
1,200	First Horizon National Corp.	26,496
200	Freddie Mac	7,014
700	Hartford Financial Services Group, Inc.	66,724
600	Janus Capital Group, Inc.	20,142
500	KeyCorp	13,170
300	Leucadia National Corp.	14,088
1,200	MBIA, Inc.	43,812
1,100	MetLife, Inc.	72,149
1,200	MGIC Investment Corp.	28,224
6,672	National City Corp.	131,839
500	Nationwide Financial Services, Inc.-Class A	22,380
3,375	Old Republic International Corp.	50,659
500	PMI Group (The), Inc.	6,615
2,800	Popular, Inc.	26,908
4,300	Progressive Corp. (The)	79,120
800	Protective Life Corp.	33,104
1,500	Prudential Financial, Inc.	141,210
1,000	Radian Group, Inc.	11,340
300	Reinsurance Group of America, Inc.	16,233
900	Safeco Corp.	51,939
200	T. Rowe Price Group, Inc.	12,296
1,100	Torchmark Corp.	67,848
4,800	Travelers Cos. (The), Inc.	254,928
1,000	UnionBanCal Corp.	53,990
3,400	Unum Group	84,456
5,200	US Bancorp	172,068
400	W.R. Berkley Corp.	12,232
3,284	Washington Mutual, Inc.	64,038
	Total Financial	5,378,290

	Food & Beverage — 2.3%
4,900	Coca-Cola Co. (The)	304,290
600	ConAgra Foods, Inc.	15,012
2,607	Kraft Foods, Inc.	90,072
600	PepsiAmericas, Inc.	20,310
2,600	PepsiCo, Inc.	200,668
600	Pilgrim’s Pride Corp.	15,648
3,924	Tyson Foods, Inc.-Class A	58,507
	Total Food & Beverage	704,507

	Health Care — 16.7%
2,300	Abbott Laboratories	132,273
2,800	Aetna, Inc.	156,464
3,400	AmerisourceBergen Corp.	154,258
300	Amgen, Inc. *	16,575
500	Biogen Idec, Inc. *	37,060
1,200	Bristol-Myers Squibb Co.	35,556
2,200	Cardinal Health, Inc.	133,210

200	Charles River Laboratories International, Inc. *	12,706
1,900	Cigna Corp.	101,859
800	Coventry Health Care, Inc. *	46,304
500	Eli Lilly & Co.	26,475
1,800	Express Scripts, Inc. *	121,950
3,200	Forest Laboratories, Inc. *	123,360
400	Gilead Sciences, Inc. *	18,616
200	Health Net, Inc. *	9,716
4,900	Johnson & Johnson	331,926
3,100	King Pharmaceuticals, Inc. *	32,829
700	Lincare Holdings, Inc. *	23,933
4,800	McKesson Corp.	320,304
1,400	Medco Health Solutions, Inc. *	139,986
2,100	Medtronic, Inc.	106,785
16,700	Merck & Co., Inc.	991,312
400	Patterson Cos., Inc. *	12,872
36,900	Pfizer, Inc.	876,744
1,000	Quest Diagnostics, Inc.	55,060
2,300	Stryker Corp.	167,049
10,900	UnitedHealth Group, Inc.	599,500
800	Watson Pharmaceuticals, Inc. *	23,448
1,500	WellPoint, Inc. *	126,315
1,000	Wyeth	49,100
2,000	Zimmer Holdings, Inc. *	129,460
	Total Health Care	5,113,005

	Machinery — 0.9%
200	AGCO Corp. *	13,788
200	Cummins, Inc.	23,380
600	Deere & Co.	103,080
900	Ingersoll-Rand	46,476
650	Parker-Hannifin Corp.	51,629
500	Tidewater, Inc.	24,445
200	Weatherford International Ltd. *	12,524
	Total Machinery	275,322

	Manufacturing — 3.3%
900	3M Co.	74,934
600	AptarGroup, Inc.	25,326
15,300	General Electric Co.	585,837
1,300	Honeywell International, Inc.	73,606
200	Illinois Tool Works, Inc.	11,100
400	ITT Industries, Inc.	25,776
700	Pall Corp.	26,775
400	Pentair, Inc.	13,568
400	Reliance Steel & Aluminum Co.	20,636
800	Sealed Air Corp.	18,696
300	Shaw Group (The), Inc. *	19,026
1,100	Smurfit-Stone Container Corp. *	12,111
200	SPX Corp.	20,352
200	Temple-Inland, Inc.	9,194
700	Trane, Inc.	25,697
975	Tyco International Ltd.	39,127
	Total Manufacturing	1,001,761

	Metals & Mining — 0.3%
2,800	Alcoa, Inc.	101,836

	Oil & Gas — 16.0%
1,600	Anadarko Petroleum Corp.	90,560
1,100	Apache Corp.	106,469
14,800	Chevron Corp.	1,298,996
8,629	ConocoPhillips	690,665
700	Devon Energy Corp.	57,967
1,800	Dynegy, Inc.-Class A *	13,698
24,600	Exxon Mobil Corp.	2,193,336
400	Helmerich & Payne, Inc.	13,820
200	Hess Corp.	14,244
2,500	Occidental Petroleum Corp.	174,425
300	Rowan Cos., Inc.	10,620
300	Sunoco, Inc.	20,130
3,500	Valero Energy Corp.	227,745
	Total Oil & Gas	4,912,675

	Primary Process Industry — 0.7%
1,000	Albemarle Corp.	44,140
600	Cabot Corp.	20,652
2,200	Dow Chemical Co. (The)	92,268
700	Lubrizol Corp.	44,898
500	Lyondell Chemical Co.	23,600
	Total Primary Process Industry	225,558

	Retail Stores — 11.8%
600	Abercrombie & Fitch Co.-Class A	49,224
300	Advance Auto Parts, Inc.	10,788
500	American Eagle Outfitters, Inc.	11,445
3,800	AutoNation, Inc. *	62,700
400	AutoZone, Inc. *	44,652
1,500	Bed Bath & Beyond, Inc. *	47,175
300	Best Buy Co., Inc.	15,315
1,000	Big Lots, Inc. *	18,670
1,000	BJ’s Wholesale Club, Inc. *	37,450
2,000	Dollar Tree Stores, Inc. *	57,320
2,800	eBay, Inc. *	93,884
1,400	Family Dollar Stores, Inc.	32,970
28,200	Home Depot, Inc.	805,392
1,700	Kohls Corp. *	83,776
3,700	Kroger Co.	106,375
17,500	Lowe’s Cos., Inc.	427,175
1,000	O’Reilly Automotive, Inc. *	32,860
800	Penske Auto Group, Inc.	16,000
2,600	Safeway, Inc.	90,480
3,200	Staples, Inc.	75,840
1,975	Supervalu, Inc.	82,693
4,400	Target Corp.	264,264
400	Tiffany & Co.	18,572
2,600	Walgreen Co.	95,134
21,500	Wal-Mart Stores, Inc.	1,029,850
	Total Retail Stores	3,610,004

	Services — 3.0%
1,700	Avis Budget Group, Inc. *	25,551
1,300	Career Education Corp. *	37,349
1,800	Carnival Corp.	81,216
600	Discovery Holding Co.-Class A *	14,676
200	Factset Research Systems, Inc.	12,536
3,700	Gannett Co., Inc.	135,975
600	IAC/InterActiveCorp. *	16,698

500	ITT Educational Services, Inc. *	56,570
400	Liberty Global, Inc.-Class A *	16,248
500	Liberty Media Holding Corp. Capital-Class A *	59,530
6,000	McDonald’s Corp.	350,820
700	McGraw-Hill, Inc.	34,356
200	RH Donnelley Corp. *	8,884
1,000	RR Donnelley & Sons Co.	36,660
1,500	Starbucks Corp. *	35,085
	Total Services	922,154

	Technology — 11.4%
600	Affiliated Computer Services, Inc.-Class A *	25,176
100	Alliant Techsystems, Inc. *	11,683
500	Arrow Electronics, Inc. *	18,505
1,000	Avnet, Inc. *	34,500
1,200	CA, Inc.	29,388
13,800	Cisco Systems, Inc. *	386,676
400	Cognizant Technologies Solutions Corp.-Class A *	12,440
2,300	Compuware Corp. *	18,998
400	Cypress Semiconductor Corp. *	13,288
1,000	Danaher Corp.	86,820
13,300	Dell, Inc. *	326,382
14,300	EMC Corp. *	275,561
400	Energizer Holdings, Inc. *	45,452
1,400	Fiserv, Inc. *	71,862
600	Foundry Networks, Inc. *	10,578
800	General Dynamics Corp.	71,024
200	Goodrich Corp.	14,258
2,400	Hewlett-Packard Co.	122,784
3,000	Ingram Micro, Inc.-Class A *	59,700
5,700	Intel Corp.	148,656
2,400	International Business Machines Corp.	252,432
400	Intersil Corp.-Class A	9,976
1,000	Intuit, Inc. *	29,320
800	Juniper Networks, Inc. *	23,776
800	KLA-Tencor Corp.	38,464
600	L-3 Communications Holdings, Inc.	66,390
800	Lexmark International, Inc. *	27,904
400	McAfee, Inc. *	15,580
18,400	Microsoft Corp.	618,240
200	NCR Corp. *	4,788
300	Northrop Grumman Corp.	23,637
1,800	Novell, Inc. *	12,636
6,700	Oracle Corp. *	135,206
600	PerkinElmer, Inc.	16,368
1,100	Polycom, Inc. *	26,697
3,400	Qualcomm, Inc.	138,652
200	Rockwell Collins, Inc.	14,424
800	Synopsys, Inc. *	19,688
1,300	Tech Data Corp. *	48,893
200	Teleflex, Inc.	12,066
1,000	Teradyne, Inc. *	10,890
5,100	Time Warner, Inc.	88,026
1,700	Unisys Corp. *	8,432
700	VeriSign, Inc. *	28,630
200	W.W. Grainger, Inc.	17,660
400	Western Digital Corp. *	11,052
	Total Technology	3,483,558

	Transportation — 0.6%
900	FedEx Corp.	88,623
200	Overseas Shipholding Group, Inc.	14,320
500	Union Pacific Corp.	63,070
300	United Parcel Service, Inc.-Class B	22,104
400	YRC Worldwide, Inc. *	7,084
	Total Transportation	195,201

	Utility — 5.8%
1,600	American Electric Power Co., Inc.	76,272
12,158	AT&T, Inc.	464,557
1,200	Centerpoint Energy, Inc.	21,420
600	CMS Energy Corp.	10,458
500	Constellation Energy Group, Inc.	50,105
1,400	Edison International	78,372
400	Energen Corp.	25,496
1,000	Entergy Corp.	119,540
1,100	FPL Group, Inc.	76,736
400	Northeast Utilities	12,632
600	NRG Energy, Inc. *	25,434
900	Public Service Enterprise Group, Inc.	86,166
1,300	Reliant Energy, Inc. *	33,852
200	Sempra Energy	12,524
1,600	Sprint Corp.	24,832
500	Telephone & Data Systems, Inc.	31,125
14,152	Verizon Communications, Inc.	611,508
	Total Utility	1,761,029

	TOTAL COMMON STOCKS (COST $30,635,332)	29,650,640

Shares	Description	Value ($)

	RIGHTS AND WARRANTS — 0.0%

	Technology — 0.0%
800	Seagate Technology, Inc. Rights * (a)	8

	TOTAL RIGHTS AND WARRANTS (COST $0)	8

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 3.2%
985,439	Citigroup Global Markets Repurchase Agreement, dated 11/30/07, due 12/03/07, with a maturity value of $985,628 and an effective yield of 2.30%, collateralized by a U.S. Treasury Note with a rate of 2.63%, maturity date of 05/15/08 and a market value, including accrued interest, of $1,005,111.	985,439

	TOTAL SHORT-TERM INVESTMENTS (COST $985,439)	985,439

	TOTAL INVESTMENTS — 99.9% (Cost $31,620,771)	30,636,087

	Other Assets and Liabilities (net) — 0.1%	41,166

	TOTAL NET ASSETS — 100.0%	$30,677,253

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$32,074,778	$1,419,794	$(2,858,485)	$(1,438,691)

A summary of outstanding financial instruments at November 30, 2007 is as follows:

Futures Contracts

Number of		Expiration	Contract	Net Unrealized Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys

8	S&P 500 E-mini	December 2007	$593,480	$(2,973)

As of November 30, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Futures contracts

The Fund may purchase and sell futures contracts.  Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.9%

	Automotive — 0.2%
256,100	Paccar, Inc.	12,961,221

	Consumer Goods — 4.1%
992,200	Coach, Inc. *	36,850,308
200,600	Estee Lauder Cos. (The), Inc.-Class A	9,002,928
609,100	Kimberly-Clark Corp.	42,521,271
382,900	Liz Claiborne, Inc.	9,606,961
1,906,000	Procter & Gamble Co. (The)	141,044,000
647,700	VF Corp.	48,441,483
	Total Consumer Goods	287,466,951

	Financial — 0.3%
347,200	Allstate Corp. (The)	17,748,864
177,600	Brown & Brown, Inc.	4,368,960
	Total Financial	22,117,824

	Food & Beverage — 6.3%
275,500	Anheuser-Busch Cos., Inc.	14,524,360
5,531,700	Coca-Cola Co. (The)	343,518,570
409,900	Kraft Foods, Inc.	14,162,045
918,400	PepsiCo, Inc.	70,882,112
	Total Food & Beverage	443,087,087

	Health Care — 30.4%
968,600	Abbott Laboratories	55,704,186
240,200	Amgen, Inc. *	13,271,050
210,700	Bristol-Myers Squibb Co.	6,243,041
364,600	Coventry Health Care, Inc. *	21,103,048
794,200	Eli Lilly & Co.	42,052,890
783,900	Express Scripts, Inc. *	53,109,225
1,650,200	Forest Laboratories, Inc. *	63,615,210
5,271,300	Johnson & Johnson	357,077,862
46,600	McKesson Corp.	3,109,618
953,400	Medtronic, Inc.	48,480,390
7,813,600	Merck & Co., Inc.	463,815,296
18,705,700	Pfizer, Inc.	444,447,432
531,000	Stryker Corp.	38,566,530
6,537,800	UnitedHealth Group, Inc.	359,579,000
92,400	WellPoint, Inc. *	7,781,004
1,106,100	Wyeth	54,309,510
1,418,600	Zimmer Holdings, Inc. *	91,825,978
	Total Health Care	2,124,091,270

	Manufacturing — 1.6%
956,900	3M Co.	79,671,494
394,100	United Technologies Corp.	29,466,857
	Total Manufacturing	109,138,351

	Oil & Gas — 9.8%
2,851,700	Chevron Corp.	250,293,709
4,862,200	Exxon Mobil Corp.	433,513,752
	Total Oil & Gas	683,807,461

	Retail Stores — 14.2%
391,800	Bed Bath & Beyond, Inc. *	12,322,110
57,300	Dollar Tree Stores, Inc. *	1,642,218
2,223,100	eBay, Inc. *	74,540,543
347,300	Family Dollar Stores, Inc.	8,178,915
8,485,300	Home Depot, Inc.	242,340,168
763,300	Kroger Co.	21,944,875
5,092,800	Lowe’s Cos., Inc.	124,315,248
585,600	Walgreen Co.	21,427,104
10,181,500	Wal-Mart Stores, Inc.	487,693,850
	Total Retail Stores	994,405,031

	Services — 1.4%
310,900	Apollo Group, Inc.-Class A *	23,790,068
154,700	ITT Educational Services, Inc. *	17,502,758
1,017,600	McDonald’s Corp.	59,499,072
	Total Services	100,791,898

	Technology — 18.6%
7,183,400	Cisco Systems, Inc. *	201,278,868
597,400	Danaher Corp.	51,866,268
4,806,100	Dell, Inc. *	117,941,694
162,600	Energizer Holdings, Inc. *	18,476,238
705,900	Fiserv, Inc. *	36,233,847
2,288,500	International Business Machines Corp.	240,704,430
151,300	L-3 Communications Holdings, Inc.	16,741,345
12,093,600	Microsoft Corp.	406,344,960
2,339,400	Oracle Corp. *	47,209,092
12,900	Pitney Bowes, Inc.	496,650
4,077,400	Qualcomm, Inc.	166,276,372
	Total Technology	1,303,569,764

	Transportation — 0.1%
130,200	United Parcel Service, Inc.-Class B	9,593,136

	Utility — 7.9%
6,439,995	AT&T, Inc.	246,072,209
7,081,100	Verizon Communications, Inc.	305,974,331
	Total Utility	552,046,540

	TOTAL COMMON STOCKS (COST $6,257,427,647)	6,643,076,534

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 4.8%
332,631,094	Citigroup Global Markets Repurchase Agreement, dated 11/30/07, due 12/03/07, with a maturity value of $332,694,848 and an effective yield of 2.30%, collateralized by a U.S. Treasury Note with a rate of 2.63%, maturity date of 05/15/08 and a market value, including accrued interest, of $338,984,230.	332,631,094

	TOTAL SHORT-TERM INVESTMENTS (COST $332,631,094)	332,631,094

	TOTAL INVESTMENTS — 99.7% (Cost $6,590,058,741)	6,975,707,628
	Other Assets and Liabilities (net) — 0.3%	22,126,552

	TOTAL NET ASSETS — 100.0%	$6,997,834,180

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$6,611,515,866	$604,572,230	$(240,380,468)	$364,191,762

A summary of outstanding financial instruments at November 30, 2007 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

978	S&P 500 E-Mini	December 2007	$72,552,930	$826,676

As of November 30, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Futures contracts

The Fund may purchase and sell futures contracts.  Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.8%

	Automotive — 1.0%
200	Aftermarket Technology Corp. *	5,584
500	BorgWarner, Inc.	48,305
1,200	Cooper Tire & Rubber Co.	18,456
2,400	Gentex Corp.	47,568
100	Lear Corp. *	2,944
300	Oshkosh Truck Corp.	14,427
1,200	Spartan Motors, Inc.	11,976
	Total Automotive	149,260

	Construction — 4.6%
600	American Woodmark Corp.	11,622
100	Amrep Corp.	3,306
1,000	Apogee Enterprises, Inc.	22,220
300	Brookfield Homes Corp.	5,058
300	Dycom Industries, Inc. *	8,442
2,200	Jacobs Engineering Group, Inc. *	184,294
400	Lennox International, Inc.	13,536
1,700	Martin Marietta Materials, Inc.	228,735
100	NVR, Inc. *	49,200
100	Perini Corp. *	5,319
2,800	Quanta Services, Inc. *	76,664
600	Simpson Manufacturing Co., Inc.	15,966
1,300	Thor Industries, Inc.	45,825
	Total Construction	670,187

	Consumer Goods — 8.8%
100	Alberto-Culver Co.	2,556
2,500	Alliance One International, Inc. *	10,325
400	Bare Escentuals, Inc. *	8,420
2,400	Bebe Stores, Inc.	32,400
1,200	Blyth, Inc.	23,604
1,999	Charles & Colvard Ltd.	4,738
1,100	Chattem, Inc. *	78,001
1,300	Church & Dwight Co., Inc.	72,956
300	Columbia Sportswear Co.	14,403
2,000	Crocs, Inc. *	78,060
500	Deckers Outdoor Corp. *	72,085
300	Dolby Laboratories, Inc.-Class A *	15,072
200	Elizabeth Arden, Inc *	4,806
600	Estee Lauder Cos. (The), Inc.-Class A	26,928
1,750	Fossil, Inc. *	75,845
2,800	Guess?, Inc.	131,404
4,000	Hasbro, Inc.	111,080
1,500	Herman Miller, Inc.	41,175
600	J Crew Group, Inc. *	28,830
700	Kenneth Cole Productions, Inc.-Class A	13,202
900	K-Swiss, Inc.-Class A	16,335
700	Maidenform Brands, Inc. *	9,149
1,700	Marvel Entertainment, Inc. *	47,090
600	Matthews International Corp.-Class A	26,484
700	Middleby Corp. *	53,123
1,000	Phillips-Van Heusen Corp.	42,420
200	Plantronics, Inc.	5,370
900	Polaris Industries, Inc.	41,004

700	Select Comfort Corp. *	7,448
350	Steven Madden Ltd. *	7,955
400	Sturm, Ruger & Co, Inc. *	3,700
2,900	Tempur-Pedic International, Inc.	86,101
100	Timberland Co.-Class A *	1,628
1,500	Tupperware Corp.	52,320
300	Volcom, Inc. *	8,091
200	Warnaco Group (The), Inc. *	7,380
1,300	Wolverine World Wide, Inc.	32,201
	Total Consumer Goods	1,293,689

	Financial — 6.6%
600	American Capital Strategies, Ltd.	22,566
1,000	AMERIGROUP Corp. *	34,370
1,800	Brown & Brown, Inc.	44,280
200	Cash America International, Inc.	7,196
300	Cohen & Steers, Inc.	8,511
1,900	Eaton Vance Corp.	83,144
1,100	Equifax, Inc.	40,953
1,900	EZCORP, Inc.-Class A *	23,864
1,000	First Cash Financial Services, Inc. *	17,000
2,500	First Marblehead Corp. (The)	75,025
500	Frontier Financial Corp.	9,580
200	Hancock Holding Co.	7,842
400	HCC Insurance Holdings, Inc.	12,296
300	IntercontinentalExchange, Inc. *	50,088
1,700	Janus Capital Group, Inc.	57,069
100	Jones Lang LaSalle, Inc.	8,407
900	Nara Bancorp, Inc.	12,006
300	Odyssey Re Holdings Corp.	11,562
1,960	Peoples United Financial	33,261
1,700	Philadelphia Consolidated Holding Corp. *	72,386
600	PMI Group (The), Inc.	7,938
1,000	Pre-Paid Legal Services, Inc. *	50,010
400	Radian Group, Inc.	4,536
600	Reinsurance Group of America, Inc.	32,466
5,900	SEI Investment Co.	183,018
100	Student Loan Corp.	14,051
200	TCF Financial Corp.	3,882
100	Transatlantic Holdings, Inc.	7,435
600	Triad Guaranty, Inc. *	5,166
800	World Acceptance Corp. *	25,256
	Total Financial	965,164

	Food & Beverage — 1.9%
300	Fresh Del Monte Produce, Inc *	9,276
500	M&F Worldwide Corp. *	25,685
900	Mannatech, Inc.	5,679
1,100	McCormick & Co., Inc. (Non Voting)	42,031
500	MGP Ingredients, Inc.	4,110
1,700	NBTY, Inc. *	50,779
400	Pilgrim’s Pride Corp.	10,432
1,100	Ralcorp Holdings, Inc. *	67,529
700	Sanderson Farms, Inc.	21,742
3	Seaboard Corp.	4,527
1,000	USANA Health Sciences, Inc. *	41,680
	Total Food & Beverage	283,470

	Health Care — 10.3%
300	Abaxis, Inc. *	9,951
1,100	Align Technology, Inc. *	18,579
100	American Oriental Bioengineering, Inc. *	1,170
2,200	Apria Healthcare Group *	47,674
700	Candela Corp. *	4,340
300	Cerner Corp. *	17,925
300	Charles River Laboratories International, Inc. *	19,059
700	Chemed Corp.	37,905
200	Cooper Cos. (The), Inc.	8,606
400	Covance, Inc. *	34,932
400	DENTSPLY International, Inc.	17,112
500	Endo Pharmaceuticals Holdings, Inc. *	13,705
600	Healthcare Services Group, Inc.	13,140
200	Henry Schein, Inc. *	11,830
420	Hologic, Inc. *	27,884
1,200	Idexx Laboratories, Inc. *	72,600
3,000	Immucor, Inc. *	99,510
900	Intuitive Surgical, Inc. *	294,912
200	Inverness Medical Innovations, Inc. *	11,736
400	Invitrogen Corp. *	38,804
1,600	Kinetic Concepts, Inc. *	93,824
100	King Pharmaceuticals, Inc. *	1,059
700	LifePoint Hospitals, Inc. *	22,148
1,000	Lincare Holdings, Inc. *	34,190
500	Manor Care, Inc.	32,310
600	Medcath Corp. *	15,252
800	Medicis Pharmaceutical Corp.-Class A	21,520
700	MGI Pharma, Inc. *	24,227
800	Molina Healthcare, Inc. *	29,992
800	Odyssey HealthCare, Inc. *	8,000
600	Onyx Pharmaceuticals, Inc. *	32,724
3,400	OraSure Technologies, Inc. *	32,232
200	Owens & Minor, Inc.	7,854
1,500	Par Pharmaceutical Cos., Inc. *	28,860
3,200	Patterson Cos., Inc. *	102,976
400	Pediatrix Medical Group, Inc. *	25,864
600	Pharmaceutical Product Development, Inc.	25,404
1,400	RehabCare Group, Inc. *	32,340
1,300	Respironics, Inc. *	64,038
600	Savient Pharmaceuticals, Inc. *	8,436
200	Sunrise Senior Living, Inc. *	6,278
300	Techne Corp. *	19,545
400	VCA Antech, Inc. *	16,412
200	West Pharmaceutical Services, Inc.	7,514
600	Zoll Medical Corp. *	13,968
	Total Health Care	1,508,341

	Machinery — 3.0%
100	Astec Industries, Inc. *	3,756
400	Cascade Corp.	24,132
1,100	Dresser-Rand Group, Inc. *	39,160
100	Flowserve Corp.	9,409
1,900	FMC Technologies, Inc. *	105,602
300	Gulfmark Offshore, Inc. *	13,332
100	Hurco Cos., Inc. *	4,127
200	Lincoln Electric Holdings, Inc.	13,954
1,900	Manitowoc Co. (The), Inc.	83,315
600	MSC Industrial Direct Co., Inc.-Class A	25,932
100	Oceaneering International, Inc. *	6,381
500	Oil States International, Inc. *	15,855
800	Terex Corp. *	51,560

1,000	Tidewater, Inc.	48,890
	Total Machinery	445,405

	Manufacturing — 2.8%
700	AptarGroup, Inc.	29,547
200	Ball Corp.	9,250
400	Carlisle Cos., Inc.	15,924
400	Greif, Inc.-Class A	23,628
500	Harsco Corp.	30,035
400	Jarden Corp. *	10,544
2,000	Owens-IIlinois, Inc. *	89,780
1,100	Pactiv Corp. *	27,940
2,800	Pall Corp.	107,100
600	Rock-Tenn Co.-Class A	15,828
300	Sealed Air Corp.	7,011
300	Shaw Group (The), Inc. *	19,026
300	Silgan Holdings, Inc.	16,089
200	Sun Hydraulics Corp.	5,810
	Total Manufacturing	407,512

	Metals & Mining — 1.5%
2,300	Cleveland-Cliffs, Inc.	207,460
100	Kaiser Aluminum Corp.	7,114
	Total Metals & Mining	214,574

	Oil & Gas — 2.0%
3,100	Abraxas Petroleum Corp. *	10,540
900	Cabot Oil & Gas Corp.	30,978
200	Cheniere Energy, Inc. *	6,960
300	Cimarex Energy Co.	11,589
200	Delek US Holdings, Inc.	3,688
1,500	Dynegy, Inc.-Class A *	11,415
1,000	Frontier Oil Corp.	44,200
300	Helmerich & Payne, Inc.	10,365
1,000	Holly Corp.	48,450
1,200	Tesoro Corp.	59,016
400	Unit Corp. *	17,888
2,200	Vaalco Energy, Inc. *	9,592
1,100	Western Refining, Inc.	31,790
	Total Oil & Gas	296,471

	Primary Process Industry — 4.3%
400	Airgas, Inc.	19,792
3,000	Albemarle Corp.	132,420
500	Buckeye Technologies, Inc. *	7,140
600	Cabot Corp.	20,652
2,100	Celanese Corp.-Class A	83,328
1,100	CF Industries Holdings, Inc.	100,078
300	Flotek Industries, Inc. *	11,058
200	Hercules, Inc.	3,882
1,200	International Flavors & Fragrances, Inc.	60,168
700	Lubrizol Corp.	44,898
100	NewMarket Corp.	5,366
1,300	PolyOne Corp. *	8,151
300	Sigma Aldrich Corp.	15,795
2,200	Terra Industries, Inc. *	83,116
1,100	W.R. Grace & Co. *	29,711
	Total Primary Process Industry	625,555

	Retail Stores — 12.6%
2,700	Advance Auto Parts, Inc.	97,092
3,700	Aeropostale, Inc. *	94,535
6,300	American Eagle Outfitters, Inc.	144,207
100	AutoNation, Inc. *	1,650
2,700	Big Lots, Inc. *	50,409
300	Blue Nile, Inc. *	22,143
500	Buckle, Inc.	17,655
100	Cabela’s, Inc.-Class A *	1,654
3,800	CarMax, Inc. *	86,906
3,000	Chico’s FAS, Inc. *	33,930
300	Children’s Place Retail Stores, Inc. *	8,538
100	Christopher & Banks Corp.	1,612
800	Conn’s, Inc. *	14,480
1,200	CSK Auto Corp. *	11,700
600	Dick’s Sporting Goods, Inc. *	18,756
2,800	Dollar Tree Stores, Inc. *	80,248
1,800	Family Dollar Stores, Inc.	42,390
3,400	GameStop Corp.-Class A *	195,330
400	GSI Commerce, Inc *	10,448
900	Jos. A. Bank Clothiers, Inc. *	23,301
1,800	Men’s Wearhouse, Inc.	62,136
1,800	O’Reilly Automotive, Inc. *	59,148
1,625	Pacific Sunwear of California, Inc. *	26,617
1,900	PetMed Express, Inc. *	24,206
1,800	PetSmart, Inc.	51,264
1,800	Priceline.com, Inc. *	204,840
100	RadioShack Corp.	1,850
750	Rent-A-Center, Inc. *	10,620
1,800	Ross Stores, Inc.	47,484
1,400	Saks, Inc.	28,840
1,600	Spartan Stores, Inc.	36,000
100	Systemax, Inc.	1,975
4,100	Tiffany & Co.	190,363
700	Tween Brands, Inc. *	17,626
4,400	Urban Outfitters, Inc. *	115,280
700	Williams-Sonoma, Inc.	20,377
	Total Retail Stores	1,855,610

	Services — 11.3%
900	Ameristar Casinos, Inc.	28,251
200	Arbitron, Inc.	7,970
1,800	Brinker International, Inc.	41,454
900	Buffalo Wild Wings, Inc. *	26,019
3,200	Career Education Corp. *	91,936
400	CBRL Group, Inc.	13,384
1,300	CEC Entertainment, Inc. *	37,050
400	Central European Distribution Corp. *	20,000
300	Chipotle Mexican Grill, Inc.-Class A *	39,945
1,700	Copart, Inc. *	63,512
1,200	Corinthian Colleges, Inc. *	20,952
2,400	Corrections Corporation of America *	73,224
300	CRA International, Inc. *	13,878
600	DeVry, Inc.	32,988
3,500	Discovery Holding Co.-Class A *	85,610
300	Dun & Bradstreet Corp.	26,769
2,350	Factset Research Systems, Inc.	147,298
400	FTI Consulting, Inc. *	22,800
500	Gartner, Inc. *	9,445

900	Geo Group (The), Inc. *	22,914
300	Huron Consulting Group, Inc. *	21,981
900	Interactive Data Corp.	28,107
3,700	Interpublic Group of Cos., Inc. *	35,113
2,000	ITT Educational Services, Inc. *	226,280
2,800	Jack in the Box, Inc. *	83,860
200	Manpower, Inc.	12,220
1,600	Nalco Holding Co.	38,336
100	Regis Corp.	2,939
1,800	Resources Connection, Inc.	37,116
1,000	Ruby Tuesday, Inc.	13,110
2,000	Service Corporation International	26,560
2,700	Sinclair Broadcast Group-Class A	27,945
200	Sonic Corp. *	4,880
300	Sotheby’s	11,235
800	Stericycle, Inc. *	47,080
200	Strayer Education, Inc.	36,172
2,700	TeleTech Holdings, Inc. *	55,917
300	Universal Technical Institute, Inc. *	5,289
200	Vail Resorts, Inc. *	11,102
1,200	Valassis Communications, Inc. *	14,796
300	Volt Information Sciences, Inc. *	3,816
700	Watson Wyatt Worldwide, Inc.	32,235
300	Weight Watchers International, Inc.	14,325
1,000	WMS Industries, Inc. *	33,400
100	World Fuel Services Corp.	3,164
	Total Services	1,652,377

	Technology — 22.9%
3,500	Activision, Inc. *	77,525
600	Acuity Brands, Inc.	23,694
1,800	ADC Telecommunications, Inc. *	29,808
1,100	ADTRAN, Inc.	23,859
200	Alliance Data Systems Corp. *	15,540
700	Alliant Techsystems, Inc. *	81,781
200	Ametek, Inc.	8,800
3,000	Amkor Technology, Inc. *	24,720
2,300	Avnet, Inc. *	79,350
400	AZZ, Inc. *	10,712
1,300	BE Aerospace, Inc. *	61,100
1,400	Blue Coat Systems, Inc. *	50,694
3,500	BMC Software, Inc. *	115,780
700	Ceradyne, Inc. *	34,608
300	Citrix Systems, Inc. *	11,094
600	Cogent Communications Group, Inc. *	12,468
1,000	CommScope, Inc. *	40,500
500	Computer Programs & Systems, Inc.	11,135
5,700	Compuware Corp. *	47,082
700	Comtech Telecommunications Corp. *	34,762
300	Cypress Semiconductor Corp. *	9,966
500	Deluxe Corp.	15,795
100	DST Systems, Inc. *	8,475
2,300	Energizer Holdings, Inc. *	261,349
300	F5 Networks, Inc. *	7,926
300	Faro Technologies, Inc. *	8,106
400	First Solar, Inc. *	94,860
2,700	FLIR Systems, Inc. *	185,571
1,700	Foundry Networks, Inc. *	29,971
200	General Cable Corp. *	14,876
400	GrafTech International Ltd. *	6,428
600	i2 Technologies, Inc. *	9,708

900	II-VI, Inc. *	30,186
600	Ingram Micro, Inc.-Class A *	11,940
950	Innovative Solutions & Support, Inc. *	13,518
1,100	Intersil Corp.-Class A	27,434
100	Itron, Inc. *	7,755
2,000	Kopin Corp. *	7,200
900	Manhattan Associates, Inc. *	24,417
200	Maximus, Inc.	7,800
5,600	McAfee, Inc. *	218,120
800	Mettler-Toledo International, Inc. *	93,088
300	Micros Systems, Inc. *	21,642
2,100	Multi-Fineline Electronix, Inc. *	38,367
400	NAVTEQ Corp. *	29,956
300	Netgear, Inc. *	10,167
1,300	Novatel Wireless, Inc. *	20,202
1,900	Novellus System, Inc. *	49,419
1,100	Nuance Communications, Inc. *	22,198
300	Omniture, Inc. *	8,523
9,000	ON Semiconductor Corp. *	82,710
300	Parametric Technology Corp. *	5,010
2,300	Polycom, Inc. *	55,821
400	Riverbed Technology, Inc. *	11,312
600	Rogers Corp. *	26,436
200	SAVVIS, Inc. *	6,408
600	ScanSource, Inc. *	21,168
900	Semtech Corp. *	13,734
400	Sigma Designs, Inc. *	26,008
2,800	Sonus Networks, Inc. *	18,424
200	Spirit Aerosystems Holdings, Inc.-Class A *	6,990
500	Stratasys, Inc. *	12,495
900	Sunpower Corp.-Class A *	111,996
700	Sybase, Inc. *	17,948
500	Synaptics, Inc. *	27,770
600	Synchronoss Technologies, Inc. *	19,752
2,200	Synopsys, Inc. *	54,142
1,100	Syntel, Inc.	39,633
600	Teledyne Technologies, Inc. *	32,532
100	Tessera Technologies, Inc. *	3,862
300	Thomas & Betts Corp. *	16,308
1,600	Total System Services, Inc.	44,864
1,100	Travelzoo, Inc. *	16,797
1,000	Trimble Navigation Ltd. *	37,070
100	United Stationers, Inc. *	5,066
1,600	Valueclick, Inc. *	37,824
3,650	Varian Semiconductor Equipment Associates, Inc. *	151,512
1,200	Vasco Data Security International, Inc. *	26,928
3,500	Waters Corp. *	273,140
1,400	Western Digital Corp. *	38,682
300	Woodward Governor Co.	20,562
	Total Technology	3,352,879

	Transportation — 1.1%
1,000	Celadon Group, Inc. *	7,800
100	Continental Airlines, Inc.-Class B *	2,815
400	Delta Air Lines, Inc. *	7,904
400	Forward Air Corp.	12,948
300	Frontline, Ltd.	13,965
700	Horizon Lines, Inc.-Class A	13,937
600	JB Hunt Transport Services, Inc.	15,774
100	Old Dominion Freight Line, Inc. *	2,253
1,200	Pinnacle Airlines Corp. *	19,512

400	Saia, Inc. *	5,216
300	TBS International, Ltd. *	13,098
1,100	UAL Corp. *	45,034
	Total Transportation	160,256

	Utility — 2.1%
500	Centennial Communications Corp. *	4,450
1,400	Centerpoint Energy, Inc.	24,990
600	CMS Energy Corp.	10,458
1,300	Energen Corp.	82,862
800	Equitable Resources, Inc.	42,288
700	Golden Telecom, Inc. *	71,022
500	j2 Global Communications, Inc. *	12,160
200	NTELOS Holdings Corp.	5,306
600	Premiere Global Services, Inc. *	8,268
800	Telephone & Data Systems, Inc.	49,800
200	UGI Corp.	5,288
	Total Utility	316,892

	TOTAL COMMON STOCKS (COST $14,188,120)	14,197,642

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 3.3%

478,653	Citigroup Global Markets Repurchase Agreement, dated 11/30/07, due 12/03/07, with a maturity value of $478,745 and an effective yield of 2.30%, collateralized by a U.S. Treasury Note with a rate of 2.63%, maturity date of 05/15/08 and a market value, including accrued interest, of $488,568.	478,653

	TOTAL SHORT-TERM INVESTMENTS (COST $478,653)	478,653

	TOTAL INVESTMENTS — 100.1%
	(Cost $14,666,773)	14,676,295

	Other Assets and Liabilities (net) — (0.1%)	(14,771)

	TOTAL NET ASSETS — 100.0%	$14,661,524

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$14,796,736	$1,219,731	$(1,340,172)	$(120,441)

A summary of outstanding financial instruments at November 30, 2007 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

2	Russell Mini	December 2007	$153,880	$(2,525)
1	S&P 400 Mini	December 2007	86,270	3,768
				$1,243

As of November 30, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*        Non-income producing security.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Futures contracts

The Fund may purchase and sell futures contracts.  Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.1%

	Automotive — 3.3%
1,500	Aftermarket Technology Corp. *	41,880
4,300	American Axle & Manufacturing Holdings, Inc.	99,416
11,650	ArvinMeritor, Inc.	117,782
5,200	Autoliv, Inc.	303,680
3,600	BorgWarner, Inc.	347,796
3,300	Cooper Tire & Rubber Co.	50,754
4,200	Goodyear Tire & Rubber Co. (The) *	120,750
4,800	Lear Corp. *	141,312
2,200	Standard Motor Prods	16,302
400	Superior Industries International, Inc.	7,408
1,500	Tenneco, Inc *	44,385
8,000	TRW Automotive Holdings Corp. *	179,600
	Total Automotive	1,471,065

	Construction — 5.3%
1,090	American Woodmark Corp.	21,113
24,500	Annaly Capital Management, Inc.	421,645
10,800	Anthracite Capital, Inc. REIT	82,512
10,200	Anworth Mortgage Asset Corp. REIT	71,604
300	Avatar Holdings, Inc. *	13,068
6,051	Capstead Mortgage Corp. REIT	73,822
2,300	Centex Corp.	47,978
1,700	Crane Co.	76,398
6,400	D.R. Horton, Inc.	76,608
2,400	Dycom Industries, Inc. *	67,536
1,600	EMCOR Group, Inc. *	42,624
200	Entertainment Properties Trust REIT	10,658
2,300	iStar Financial, Inc. REIT	67,321
4,200	Lennar Corp.-Class A	66,528
2,500	Lennox International, Inc.	84,600
2,200	Louisiana-Pacific Corp.	33,836
1,800	M/I Homes, Inc.	18,054
6,924	MDC Holdings, Inc.	245,040
9,166	MFA Mortgage Investments, Inc. REIT	80,477
4,300	Newcastle Investment Corp. REIT	55,943
600	Owens Corning, Inc. *	13,206
4,200	Simpson Manufacturing Co., Inc.	111,762
4,500	Thor Industries, Inc.	158,625
15,400	Thornburg Mortgage, Inc. REIT	164,164
10,700	Toll Brothers, Inc. *	221,169
700	Universal Forest Products, Inc.	20,027
	Total Construction	2,346,318

	Consumer Goods — 8.2%
7,900	Alberto-Culver Co.	201,924
1,200	Blount International, Inc. *	14,724
9,700	Blyth, Inc.	190,799
10,800	Brunswick Corp.	220,212
2,400	Callaway Golf Co.	40,944
1,300	Chattem, Inc. *	92,183
1,600	Church & Dwight Co., Inc.	89,792
3,800	Columbia Sportswear Co.	182,438
1,000	Elizabeth Arden, Inc *	24,030

2,500	Estee Lauder Cos. (The), Inc.-Class A	112,200
4,100	Ethan Allen Interiors, Inc.	117,096
4,700	Fossil, Inc. *	203,698
9,990	Furniture Brands International, Inc.	101,199
6,500	Hasbro, Inc.	180,505
1,000	Hooker Furniture Corp.	16,820
900	Jakks Pacific, Inc. *	22,716
11,700	Jones Apparel Group, Inc.	218,088
3,000	K-Swiss, Inc.-Class A	54,450
9,200	Leggett & Platt, Inc.	189,336
17,600	Liz Claiborne, Inc.	441,584
1,300	Matthews International Corp.-Class A	57,382
600	Phillips-Van Heusen Corp.	25,452
5,900	Plantronics, Inc.	158,415
2,600	Polaris Industries, Inc.	118,456
1,100	Snap-On, Inc.	53,768
4,000	Timberland Co.-Class A *	65,120
5,900	Tupperware Corp.	205,792
3,300	Universal Corp.	177,144
1,500	Warnaco Group (The), Inc. *	55,350
1,100	Wolverine World Wide, Inc.	27,247
	Total Consumer Goods	3,658,864

	Financial — 26.0%
400	Alleghany Corp. *	163,600
1,200	Amcore Financial, Inc.	28,200
1,500	American Capital Strategies, Ltd.	56,415
7,850	American Financial Group, Inc.	229,377
600	American National Insurance Co.	71,730
7,900	AmeriCredit Corp. *	90,613
2,400	Anchor Bancorp Wisconsin, Inc.	61,008
1,400	Arch Capital Group, Ltd. *	97,692
500	Aspen Insurance Holdings, Ltd.	14,400
10,000	Associated Banc Corp.	272,100
4,650	Astoria Financial Corp.	116,436
2,400	Axis Capital Holdings, Ltd.	91,536
5,100	Bancorpsouth, Inc.	124,746
1,600	Bank of Hawaii Corp.	83,312
4,200	Brown & Brown, Inc.	103,320
1,000	Cathay General Bancorp	28,980
3,300	Chemical Financial Corp.	82,830
2,600	Chittenden Corp.	91,078
2,200	Citizens Republic Bancorp, Inc.	31,284
700	City Holding Co.	25,186
4,800	City National Corp.	309,216
3,596	Commerce Bancshares, Inc.	163,018
14,200	Commerce Group, Inc.	510,490
3,100	Community Bank System, Inc.	62,527
300	Community Trust Bancorp	8,475
2,900	Conseco, Inc. *	37,236
2,400	Dime Community Bancshares	32,568
4,500	Downey Financial Corp.	187,245
400	EMC Insurance Group, Inc.	9,740
800	Endurance Specialty Holdings, Ltd.	32,312
2,900	Erie Indemnity Co.-Class A	150,046
900	F.N.B. Corp.	13,959
1,900	FBL Financial Group, Inc.-Class A	70,433
600	Federal Agricultural Mortgage Corp, Class C	16,326
12,516	First American Corp.	427,797
6,700	First Bancorp Puerto Rico	43,818

100	First Citizens BancShares, Inc.-Class A	15,669
14,000	First Horizon National Corp.	309,120
400	First Marblehead Corp. (The)	12,004
8,000	FirstMerit Corp.	164,880
9,600	Flagstar Bancorp, Inc.	60,480
6,900	Fulton Financial Corp.	86,319
1,200	Harleysville Group, Inc.	42,000
7,200	HCC Insurance Holdings, Inc.	221,328
7,600	Horace Mann Educators Corp.	148,656
700	Imperial Capital Bancorp, Inc.	15,960
2,300	Independent Bank Corp., MI	21,988
6,620	International Bancshares Corp.	145,905
4,100	Janus Capital Group, Inc.	137,637
4,073	Kansas City Life Insurance Co.	183,611
4,500	LandAmerica Financial Group, Inc.	118,440
500	Markel Corp. *	241,075
400	MCG Capital Corp.	4,520
5,000	Mercury General Corp.	259,450
3,600	MGIC Investment Corp.	84,672
2,600	MoneyGram International, Inc.	40,144
6,400	Nationwide Financial Services, Inc.-Class A	286,464
1,500	Nelnet, Inc.-Class A	20,685
4,000	New York Community Bancorp, Inc.	74,440
3,800	Odyssey Re Holdings Corp.	146,452
2,600	Old National Bancorp	41,548
21,175	Old Republic International Corp.	317,837
6,300	Pacific Capital Bancorp	129,465
1,100	Park District National Corp.	83,127
600	PartnerRe, Ltd.	49,542
200	PFF Bancorp, Inc.	1,880
9,500	Philadelphia Consolidated Holding Corp. *	404,510
1,400	PMA Capital Corp.-Class A *	12,236
8,910	PMI Group (The), Inc.	117,879
19,600	Popular, Inc.	188,356
1,200	Pre-Paid Legal Services, Inc. *	60,012
4,700	Protective Life Corp.	194,486
1,500	Redwood Trust, Inc. REIT	45,795
8,200	Reinsurance Group of America, Inc.	443,702
500	RenaissanceRe Holdings, Ltd.	29,555
2,400	RLI Corp.	143,112
1,700	S&T Bancorp	54,451
2,600	Safety Insurance Group, Inc.	94,926
6,400	SEI Investment Co.	198,528
3,700	Selective Insurance Group, Inc.	87,283
4,000	StanCorp Financial Group, Inc.	208,360
2,200	State Auto Financial Corp.	61,336
5,300	Stewart Information Services Corp.	143,471
700	Student Loan Corp.	98,357
1,300	SVB Financial Group *	66,924
14,300	TCF Financial Corp.	277,563
5,100	Transatlantic Holdings, Inc.	379,185
1,300	Triad Guaranty, Inc. *	11,193
3,100	Trustco Bank Corp., NY	32,953
5,500	Trustmark Corp.	140,030
2,000	United Bankshares, Inc.	62,160
400	United Fire & Casualty Co.	12,328
1,700	Unitrin, Inc.	78,642
1,500	Universal American Financial Corp. *	35,760
1,450	Valley National Bancorp	28,420
4,327	Washington Federal, Inc.	101,555
2,200	Webster Financial Corp.	74,118

2,100	Westamerica Bancorporation	98,721
1,900	Wilmington Trust Corp.	67,868
2,800	Zenith National Insurance Corp.	117,684
	Total Financial	11,575,806

	Food & Beverage — 3.7%
5,200	Chiquita Brands International, Inc. *	99,788
500	Corn Products International, Inc.	19,665
8,300	Dean Foods Co.	207,002
3,300	Del Monte Foods Co.	29,040
600	Flowers Foods, Inc.	13,938
2,200	Fresh Del Monte Produce, Inc *	68,024
1,300	Hormel Foods Corp.	51,675
4,000	JM Smucker Co. (The)	196,520
400	McCormick & Co., Inc. (Non Voting)	15,284
2,300	Molson Coors Brewing Co.-Class B	123,832
3,000	PepsiAmericas, Inc.	101,550
3,100	Pilgrim’s Pride Corp.	80,848
1,700	Ralcorp Holdings, Inc. *	104,363
2,450	Sanderson Farms, Inc.	76,097
38	Seaboard Corp.	57,342
2,400	Smithfield Foods, Inc. *	72,120
23,600	Tyson Foods, Inc.-Class A	351,876
	Total Food & Beverage	1,668,964

	Health Care — 5.9%
1,300	American Dental Partners, Inc. *	25,909
10,000	Apria Healthcare Group *	216,700
600	Centene Corp. *	15,000
500	Charles River Laboratories International, Inc. *	31,765
2,900	Conmed Corp. *	72,152
800	Covance, Inc. *	69,864
2,400	Endo Pharmaceuticals Holdings, Inc. *	65,784
11,200	Health Management Associates, Inc.-Class A	76,272
2,400	Idexx Laboratories, Inc. *	145,200
1,200	Immucor, Inc. *	39,804
2,000	Invacare Corp.	52,000
2,300	Invitrogen Corp. *	223,123
800	Kinetic Concepts, Inc. *	46,912
31,400	King Pharmaceuticals, Inc. *	332,526
2,700	LifePoint Hospitals, Inc. *	85,428
4,400	Lincare Holdings, Inc. *	150,436
400	Molina Healthcare, Inc. *	14,996
5,600	Owens & Minor, Inc.	219,912
600	Par Pharmaceutical Cos., Inc. *	11,544
4,600	Patterson Cos., Inc. *	148,028
2,800	Pediatrix Medical Group, Inc. *	181,048
1,400	Pharmaceutical Product Development, Inc.	59,276
1,000	PharmaNet Development Group, Inc. *	39,500
1,800	Respironics, Inc. *	88,668
1,200	Techne Corp. *	78,180
300	VCA Antech, Inc. *	12,309
4,000	Watson Pharmaceuticals, Inc. *	117,240
	Total Health Care	2,619,576

	Machinery — 0.9%
1,500	AGCO Corp. *	103,410
400	Gardner Denver, Inc. *	13,244

1,800	Oil States International, Inc. *	57,078
1,500	Stanley Works (The)	78,225
2,700	Tidewater, Inc.	132,003
	Total Machinery	383,960

	Manufacturing — 3.4%
4,000	AptarGroup, Inc.	168,840
1,500	Bemis Co., Inc.	40,695
300	Greif, Inc.-Class A	17,721
100	Jarden Corp. *	2,636
700	Kennametal, Inc.	54,635
2,700	Mueller Industries, Inc.	81,621
900	Owens-IIlinois, Inc. *	40,401
3,300	Pall Corp.	126,225
3,500	Pentair, Inc.	118,720
4,800	Reliance Steel & Aluminum Co.	247,632
1,100	Rock-Tenn Co.-Class A	29,018
2,600	Sealed Air Corp.	60,762
300	Silgan Holdings, Inc.	16,089
2,000	Sonoco Products Co.	60,760
2,700	SPX Corp.	274,752
3,500	Temple-Inland, Inc.	160,895
1,100	Timken Co. (The)	35,079
	Total Manufacturing	1,536,481

	Oil & Gas — 1.3%
3,500	Cimarex Energy Co.	135,205
2,400	Helmerich & Payne, Inc.	82,920
1,000	Holly Corp.	48,450
4,500	Patterson-UTI Energy, Inc.	84,825
1,305	Plains Exploration & Production Co. *	65,785
3,500	Unit Corp. *	156,520
	Total Oil & Gas	573,705

	Primary Process Industry — 4.1%
3,000	Albemarle Corp.	132,420
2,700	Cabot Corp.	92,934
2,700	Celanese Corp.-Class A	107,136
2,500	Commercial Metals Co.	77,275
400	Cytec Industries, Inc.	24,536
1,300	Eastman Chemical Co.	83,473
2,100	FMC Corp.	114,912
1,600	Headwaters, Inc. *	19,200
5,200	Lubrizol Corp.	333,528
2,800	Olin Corp	58,632
4,500	PolyOne Corp. *	28,215
5,300	Quanex Corp.	265,212
1,200	Rockwood Holdings, Inc. *	40,416
5,900	Sensient Technologies Corp.	163,253
2,000	Sigma Aldrich Corp.	105,300
2,658	Stepan Co.	81,175
4,900	Worthington Industries, Inc.	103,831
	Total Primary Process Industry	1,831,448

	Retail Stores — 10.5%
5,700	Advance Auto Parts, Inc.	204,972
6,900	American Eagle Outfitters, Inc.	157,941

6,800	Asbury Automotive Group, Inc.	113,832
32,400	AutoNation, Inc. *	534,600
3,900	Big Lots, Inc. *	72,813
9,900	BJ’s Wholesale Club, Inc. *	370,755
1,200	Borders Group, Inc.	15,012
1,250	Buckle, Inc.	44,138
6,600	Chico’s FAS, Inc. *	74,646
3,800	CSK Auto Corp. *	37,050
15,200	Dollar Tree Stores, Inc. *	435,632
11,300	Family Dollar Stores, Inc.	266,115
5,800	Foot Locker, Inc.	75,690
4,300	Group 1 Automotive, Inc.	115,584
4,600	Ingles Markets, Inc.-Class A	109,434
4,800	Insight Enterprises, Inc. *	95,088
1,000	Lithia Motors, Inc.-Class A	15,600
1,400	Longs Drug Stores Corp.	74,088
2,100	Men’s Wearhouse, Inc.	72,492
1,600	OfficeMax, Inc.	39,888
4,400	O’Reilly Automotive, Inc. *	144,584
12,700	Penske Auto Group, Inc.	254,000
5,400	RadioShack Corp.	99,900
9,700	Rent-A-Center, Inc. *	137,352
5,100	Ross Stores, Inc.	134,538
1,100	Ruddick Corp.	39,369
1,700	Rush Enterprises, Inc.-Class A *	26,792
400	Saks, Inc.	8,240
6,200	Sonic Automotive, Inc.	143,282
8,300	Supervalu, Inc.	347,521
1,800	Talbots, Inc.	27,918
3,100	The Pep Boys - Manny, Moe & Jack	33,883
2,600	Tiffany & Co.	120,718
800	Tuesday Morning Corp.	5,952
1,300	Tween Brands, Inc. *	32,734
600	Weis Markets, Inc.	24,552
2,700	Williams-Sonoma, Inc.	78,597
4,200	Zale Corp. *	75,138
	Total Retail Stores	4,660,440

	Services — 8.0%
5,200	ABM Industries, Inc.	106,080
500	Ameristar Casinos, Inc.	15,695
9,500	Avis Budget Group, Inc. *	142,785
6,300	Belo Corp.	104,328
500	Bob Evans Farms, Inc.	15,420
5,500	Brinker International, Inc.	126,665
9,300	Career Education Corp. *	267,189
2,900	CBRL Group, Inc.	97,034
400	CDI Corp.	10,668
3,150	CEC Entertainment, Inc. *	89,775
3,600	Copart, Inc. *	134,496
4,500	Corinthian Colleges, Inc. *	78,570
4,700	Discovery Holding Co.-Class A *	114,962
2,450	Factset Research Systems, Inc.	153,566
400	FTI Consulting, Inc. *	22,800
1,400	Getty Images, Inc. *	40,810
4,100	Interactive Data Corp.	128,043
2,400	ITT Educational Services, Inc. *	271,536
4,840	Jack in the Box, Inc. *	144,958
4,800	Journal Register Co.	10,560
5,300	Kelly Services, Inc.-Class A	100,965

5,100	Lee Enterprises, Inc.	71,400
1,300	Lin TV Corp.-Class A *	14,586
4,600	Nash Finch Co.	164,174
10,500	New York Times Co.-Class A	173,250
7,500	Performance Food Group Co. *	207,675
200	Portfolio Recovery Associates, Inc.	8,056
1,600	R.H. Donnelley Corp. *	71,072
5,800	Regis Corp.	170,462
2,100	Resources Connection, Inc.	43,302
3,800	Ruby Tuesday, Inc.	49,818
1,400	Scholastic Corp. *	49,336
9,500	Service Corporation International	126,160
6,100	Stewart Enterprises, Inc.-Class A	50,020
100	Strayer Education, Inc.	18,086
300	URS Corp. *	17,247
6,600	Valassis Communications, Inc. *	81,378
500	Watson Wyatt Worldwide, Inc.	23,025
9,300	Westwood One, Inc.	17,763
1,400	World Fuel Services Corp.	44,296
	Total Services	3,578,011

	Technology — 11.8%
400	A.O. Smith Corp.	14,156
4,800	ADC Telecommunications, Inc. *	79,488
1,100	ADTRAN, Inc.	23,859
2,400	Alliant Techsystems, Inc. *	280,392
600	Anixter International, Inc. *	38,700
5,400	Arrow Electronics, Inc. *	199,854
8,400	Avnet, Inc. *	289,800
600	Cabot Microelectronics Corp. *	22,440
1,100	CACI International, Inc.-Class A *	49,929
1,600	Ceradyne, Inc. *	79,104
1,100	Checkpoint Systems, Inc. *	26,136
1,300	Ciber, Inc. *	8,866
1,400	Citrix Systems, Inc. *	51,772
15,800	Compuware Corp. *	130,508
2,000	Convergys Corp. *	32,620
1,100	Curtiss-Wright Corp.	59,334
13,000	Deluxe Corp.	410,670
300	Diebold, Inc.	10,188
300	Ducommun, Inc. *	11,028
3,200	Earthlink, Inc. *	21,728
4,500	Energizer Holdings, Inc. *	511,335
800	Foundry Networks, Inc. *	14,104
400	Global Payments, Inc.	17,288
600	Hubbell Inc,-Class B	32,958
21,450	Ingram Micro, Inc.-Class A *	426,855
4,500	Intersil Corp.-Class A	112,230
3,800	Lexmark International, Inc. *	132,544
1,900	Manhattan Associates, Inc. *	51,547
1,300	Maximus, Inc.	50,700
1,800	Novell, Inc. *	12,636
2,600	Novellus System, Inc. *	67,626
4,100	PerkinElmer, Inc.	111,848
1,000	Perot Systems Corp.-Class A *	13,150
2,000	Polycom, Inc. *	48,540
3,100	Pomeroy IT Solutions, Inc. *	21,886
900	ScanSource, Inc. *	31,752
4,600	Semtech Corp. *	70,196
3,000	Sybase, Inc. *	76,920

3,200	SYNNEX Corp. *	66,112
3,100	Synopsys, Inc. *	76,291
10,497	Tech Data Corp. *	394,792
2,900	Teleflex, Inc.	174,957
6,600	Total System Services, Inc.	185,064
6,400	Unisys Corp. *	31,744
3,300	United Stationers, Inc. *	167,178
2,100	Waters Corp. *	163,884
11,000	Western Digital Corp. *	303,930
900	Woodward Governor Co.	61,686
	Total Technology	5,270,325

	Transportation — 1.0%
3,300	Arkansas Best Corp.	75,240
3,400	ExpressJet Holdings, Inc. *	8,500
1,100	Golar LNG, Ltd.	23,419
2,700	Overseas Shipholding Group, Inc.	193,320
600	Skywest, Inc.	15,786
2,400	Werner Enterprises, Inc.	42,120
5,900	YRC Worldwide, Inc. *	104,489
	Total Transportation	462,874

	Utility — 2.7%
4,300	Centerpoint Energy, Inc.	76,755
600	Central Vermont Public Service	16,596
7,700	CenturyTel, Inc.	328,251
2,800	CMS Energy Corp.	48,804
2,500	Energen Corp.	159,350
3,000	Energy East Corp.	82,920
1,200	j2 Global Communications, Inc. *	29,184
1,000	ONEOK, Inc.	46,500
5,100	Premiere Global Services, Inc. *	70,278
1,400	Reliant Energy, Inc. *	36,456
4,100	Telephone & Data Systems, Inc.	255,225
1,500	Westar Energy, Inc.	38,865
	Total Utility	1,189,184

	TOTAL COMMON STOCKS (COST $46,845,493)	42,827,021

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 3.7%

1,643,093	Citigroup Global Markets Repurchase Agreement, dated 11/30/07, due 12/03/07, with a maturity value of $1,643,408 and an effective yield of 2.30%, collateralized by a U.S. Treasury Note with a rate of 2.63%, maturity date of 05/15/08 and a market value, including accrued interest, of $1,674,519.	1,643,093

	TOTAL SHORT-TERM INVESTMENTS (COST $1,643,093)	1,643,093

	TOTAL INVESTMENTS — 99.8%
	(Cost $48,488,586)	44,470,114

	Other Assets and Liabilities (net) — 0.2%	110,774

	TOTAL NET ASSETS — 100.0%	$44,580,888

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$48,599,590	$3,218,280	$(7,347,756)	$(4,129,476)

A summary of outstanding financial instruments at November 30, 2007 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

6	Russell Mini	December 2007	$461,640	$(16,495)
7	S&P 400 Mini	December 2007	603,890	(5,438)
				$(21,933)

As of November 30, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*        Non-income producing security.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Futures contracts

The Fund may purchase and sell futures contracts.  Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO U.S. Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.6%

	Automotive — 1.8%
2,100	Harley-Davidson, Inc.	100,842
2,450	Paccar, Inc.	123,994
	Total Automotive	224,836

	Construction — 0.5%
2,900	Masco Corp.	64,960

	Consumer Goods — 3.2%
2,300	Altria Group, Inc.	178,388
2,200	Coach, Inc. *	81,708
2,300	Liz Claiborne, Inc.	57,707
1,200	Nike, Inc.	78,780
	Total Consumer Goods	396,583

	Financial — 25.1%
1,200	ACE Ltd.	71,796
1,200	Aflac, Inc.	75,168
4,800	Allstate Corp. (The)	245,376
1,300	AMBAC Financial Group, Inc.	35,399
5,800	American International Group, Inc.	337,154
9,231	Bank of America Corp.	425,826
2,600	BB&T Corp.	93,808
1,700	Chubb Corp.	92,735
14,600	Citigroup, Inc.	486,180
1,900	Comerica, Inc.	86,982
4,300	Fannie Mae	165,206
2,200	Fifth Third Bancorp	65,802
900	Hartford Financial Services Group, Inc.	85,788
1,500	MBIA, Inc.	54,765
4,800	National City Corp.	94,848
975	Old Republic International Corp.	14,635
4,300	Progressive Corp. (The)	79,120
900	Safeco Corp.	51,939
600	T. Rowe Price Group, Inc.	36,888
1,100	Torchmark Corp.	67,848
3,200	Travelers Cos. (The), Inc.	169,952
1,100	UnionBanCal Corp.	59,389
5,000	US Bancorp	165,450
3,185	Washington Mutual, Inc.	62,107
	Total Financial	3,124,161

	Food & Beverage — 0.5%
1,852	Kraft Foods, Inc.	63,987

	Health Care — 20.2%
2,900	AmerisourceBergen Corp.	131,573
2,500	Cardinal Health, Inc.	151,375
1,000	Coventry Health Care, Inc. *	57,880
2,000	Express Scripts, Inc. *	135,500
3,300	Forest Laboratories, Inc. *	127,215
2,900	McKesson Corp.	193,517
6,900	Merck & Co., Inc.	409,584

20,200	Pfizer, Inc.	479,952
1,300	Quest Diagnostics, Inc.	71,578
2,600	Stryker Corp.	188,838
5,200	UnitedHealth Group, Inc.	286,000
1,400	WellPoint, Inc. *	117,894
2,600	Zimmer Holdings, Inc. *	168,298
	Total Health Care	2,519,204

	Manufacturing — 0.5%
1,600	Trane, Inc.	58,736

	Oil & Gas — 11.8%
800	Apache Corp.	77,432
5,500	Chevron Corp.	482,735
2,200	ConocoPhillips	176,088
6,700	Exxon Mobil Corp.	597,372
1,000	Occidental Petroleum Corp.	69,770
1,000	Valero Energy Corp.	65,070
	Total Oil & Gas	1,468,467

	Retail Stores — 15.5%
900	Abercrombie & Fitch Co.-Class A	73,836
2,600	AutoNation, Inc. *	42,900
700	AutoZone, Inc. *	78,141
2,500	Bed Bath & Beyond, Inc. *	78,625
1,100	Dollar Tree Stores, Inc. *	31,526
12,500	Home Depot, Inc.	357,000
2,300	Kohls Corp. *	113,344
2,600	Kroger Co.	74,750
11,000	Lowe’s Cos., Inc.	268,510
3,500	Staples, Inc.	82,950
3,200	Target Corp.	192,192
2,400	Walgreen Co.	87,816
9,500	Wal-Mart Stores, Inc.	455,050
	Total Retail Stores	1,936,640

	Services — 2.0%
2,900	Gannett Co., Inc.	106,575
700	ITT Educational Services, Inc. *	79,198
1,300	McGraw-Hill, Inc.	63,804
	Total Services	249,577

	Technology — 9.6%
7,200	Cisco Systems, Inc. *	201,744
1,400	Danaher Corp.	121,548
9,500	Dell, Inc. *	233,130
500	Energizer Holdings, Inc. *	56,815
1,900	Fiserv, Inc.*	97,527
1,000	General Dynamics Corp.	88,780
7,500	Microsoft Corp.	252,000
3,800	Oracle Corp. *	76,684
900	Rockwell Collins, Inc.	64,908
	Total Technology	1,193,136

	Transportation — 0.7%
900	FedEx Corp.	88,623

	Utility — 3.2%
3,042	AT&T, Inc.	116,235
6,600	Verizon Communications, Inc.	285,186
	Total Utility	401,421

	TOTAL COMMON STOCKS (COST $12,378,310)	11,790,331

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.1%
12,609	Citigroup Global Markets Repurchase Agreement, dated 11/30/07, due 12/03/07, with a maturity value of $12,612 and an effective yield of 2.30%, collateralized by a U.S. Treasury Note with a rate of 2.63%, maturity date of 05/15/08 and a market value, including accrued interest, of $12,989.	12,609

	TOTAL SHORT-TERM INVESTMENTS (COST $12,609)	12,609

	TOTAL INVESTMENTS — 94.7%
	(Cost $12,390,919)	11,802,940

	Other Assets and Liabilities (net) — 5.3%	666,803

	TOTAL NET ASSETS — 100.0%	$12,469,743

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$12,477,686	$766,038	$(1,440,784)	$(674,746)

Futures Contracts

				Net Unrealized
Number of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys

3	S&P 500 E-Mini	December 2007	$222,555	$(578)

As of November 30, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*        Non-income producing security.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Futures contracts

The Fund may purchase and sell futures contracts.  Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

Subsequent Event

On September 25, 2007, the Trustees approved the liquidation of the Fund.  It is anticipated that the Fund will be liquidated on January 15, 2008.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
10,963,781	GMO Currency Hedged International Equity Fund, Class III	66,440,515
5,681,881	GMO Emerging Markets Opportunities Fund, Class VI	85,796,399
7,636,098	GMO International Growth Equity Fund, Class IV	267,568,879
6,741,086	GMO International Intrinsic Value Fund, Class IV	256,093,875
18,082,344	GMO U.S. Core Equity Fund, Class VI	255,503,526
5,574,866	GMO U.S. Quality Equity Fund, Class VI	126,549,462
	TOTAL MUTUAL FUNDS (COST $991,381,628)	1,057,952,656

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

19,977	Citigroup Global Markets Repurchase Agreement, dated 11/30/07, due 12/03/07, with a maturity value of $19,981 and an effective yield of 2.30%, collateralized by a U.S. Treasury Note with a rate of 2.63%, maturity date of 05/15/08 and a market value, including accrued interest, of $20,981.	19,977

	TOTAL SHORT-TERM INVESTMENTS (COST $19,977)	19,977

	TOTAL INVESTMENTS — 100.0%
	(Cost $991,401,605)	1,057,972,633

	Other Assets and Liabilities (net) — (0.0%)	(30,457)

	TOTAL NET ASSETS — 100.0%	$1,057,942,176

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$993,209,095	$87,022,251	$(22,258,713)	$64,763,538

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2007 is set forth below:

	Value,
	beginning of		Sales	Dividend	Distributions of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Currency Hedged International Equity Fund, Class III	$62,894,979	$22,749,853	$6,620,605	$—	$16,345,829	$66,440,515

GMO Emerging Markets Opportunities Fund, Class VI	65,830,487	10,202,050	10,858,442	90,438	1,743,198	85,796,399

GMO International Growth Equity Fund, Class IV	235,863,517	35,468,136	29,956,154	—	9,456,126	267,568,879

GMO International Intrinsic Value Fund, Class IV	237,203,364	31,585,154	29,794,946	—	5,944,393	256,093,875

GMO International Small Companies Fund, Class III	127,930	4,428	127,246	—	4,428	—

GMO U.S. Core Equity Fund, Class VI	217,211,140	58,771,563	9,800,560	3,183,608	10,985,906	255,503,526

GMO U.S. Quality Equity Fund, Class VI	83,203,919	40,144,253	500,000	1,293,732	710,323	126,549,462

Totals	$902,335,336	$198,925,437	$87,657,953	$4,567,778	$45,190,203	$1,057,952,656

Notes to Schedule of Investments:

Portfolio valuation

Shares of the underlying funds and other mutual funds are valued at their net asset value.

Investments held by the underlying funds are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies or procedures are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2007, 55.43% of the net assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2007 (Unaudited)

Par Value ($)		Description	Value ($)

		DEBT OBLIGATIONS — 98.9%

		Asset-Backed Securities — 96.8%

		Auto Financing — 7.8%
10,000,000		BMW Vehicle Lease Trust, Series 07-1, Class A3B, Variable Rate, 1 mo. LIBOR + .24%, 4.89%, due 08/15/13	9,901,900
7,000,000		Capital Auto Receivable Asset Trust, Series 07-2, Class A4B, Variable Rate, 1 mo. LIBOR + .40%, 5.05%, due 02/18/14	6,926,500
7,000,000		Daimler Chrysler Master Owner Trust, Series 06-A, Class A, Variable Rate, 1 mo. LIBOR + .03%, 4.68%, due 11/15/11	6,905,640
7,500,000		Ford Credit Auto Owner Trust, Series 06-C, Class A4B, Variable Rate, 1 mo. LIBOR + .04%, 4.69%, due 02/15/12	7,400,775
2,000,000		Ford Credit Auto Owner Trust, Series 07-B, Class A4B, Variable Rate, 1 mo. LIBOR + .38%, 5.03%, due 07/15/12	1,964,619
10,000,000		Ford Credit Floorplan Master Owner Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .15%, 4.80%, due 05/15/10	9,950,600
12,000,000		Ford Credit Floorplan Master Owner Trust, Series 06-3, Class A, Variable Rate, 1 mo. LIBOR + .18%, 4.83%, due 06/15/11	11,863,228
2,000,000		Ford Credit Floorplan Master Owner Trust, Series 06-4, Class A, Variable Rate, 1 mo. LIBOR + .25%, 4.90%, due 06/15/13	1,936,272
14,000,000		Nissan Auto Receivables Owner Trust, Series 07-A, Class A4, Variable Rate, 1 mo. LIBOR, 4.65%, due 06/17/13	13,710,760
15,000,000		Sovereign Dealer Floor Plan Master Trust, Series 06-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .05%, 4.70%, due 08/15/11	14,704,950
10,000,000		Superior Wholesale Inventory Financing Trust, Series 04-A10, Class A, Variable Rate, 1 mo. LIBOR + .10%, 4.75%, due 09/15/11	9,846,600
8,000,000		Superior Wholesale Inventory Financing Trust, Series 05-A12, Class A, Variable Rate, 1 mo. LIBOR+ .18%, 4.83%, due 06/15/10	7,982,176
3,000,000		Swift Master Auto Receivables Trust, Series 07-1, Class A, Variable Rate, 1 mo. LIBOR + .10%, 4.75%, due 06/15/12	2,932,649
8,000,000		Truck Retail Installment Paper Corp., Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .27%, 4.92%, due 12/15/16	7,815,200
277,335		Wheels SPV LLC, Series 05-B, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .08%, 4.74%, due 06/10/10	277,415
14,000,000		World Omni Auto Receivables Trust, Series 07-A, Class A4, Variable Rate, 1 mo. LIBOR, 4.65%, due 11/15/12	13,715,632
		Total Auto Financing	127,834,916

		Banking — 0.3%
JPY	500,000,000	MBIA Global Funding LLC, Series EMTN, Variable Rate, JPY LIBOR, 0.85%, due 06/30/08	4,434,145

		Business Loans — 5.3%
2,606,650		Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .37%, 5.15%, due 01/25/35	2,563,380
4,816,567		Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 5.18%, due 01/25/36	4,679,776
10,000,000		Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 1.30%, 6.09%, due 12/25/37	9,997,000
3,079,488		Capitalsource Commercial Loan Trust, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .12%, 4.86%, due 08/22/16	3,064,091
1,870,569		GE Business Loan Trust, Series 05-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .07%, 4.72%, due 06/15/14	1,867,158
2,486,279		GE Business Loan Trust, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .24%, 4.89%, due 11/15/33	2,446,861
1,110,362		GE Commercial Equipment Financing LLC, Series 05-1, Class A3B, Variable Rate, 1 mo. LIBOR + .01%, 4.75%, due 03/20/09	1,107,939
2,964,684		GE Commercial Loan Trust, Series 06-2, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .06%, 5.26%, due 04/19/15	2,958,162
4,000,000		GE Dealer Floorplan Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .04%, 4.78%, due 04/20/10	3,986,880
13,000,000		GE Dealer Floorplan Master Trust, Series 07-2, Class A, Variable Rate, 1 mo. LIBOR + .01%, 4.75%, due 07/20/12	12,758,736
2,991,975		Lehman Brothers Small Balance Commercial, Series 05-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.04%, due 02/25/30	2,875,677

2,164,495	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.04%, due 09/25/30	2,071,746
11,443,839	Lehman Brothers Small Balance Commercial, Series 07-2A, Class 1A1, 144A, Variable Rate, 1 mo. LIBOR + .12%, 4.90%, due 06/25/37	11,304,479
1,979,281	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A1, 144A, Variable Rate, 1 mo. LIBOR + .65%, 5.43%, due 10/25/37	1,958,251
3,000,000	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A2, 144A, Variable Rate, 1 mo. LIBOR + .85%, 5.63%, due 10/25/37	2,931,000
5,000,000	Navistar Financial Dealer Note Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 4.90%, due 02/25/13	4,924,000
11,000,000	Navistar Financial Dealer Note Master Trust, Series 98-1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 4.95%, due 07/25/11	10,994,720
4,000,000	Textron Financial Floorplan Master Note, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .12%, 4.78%, due 05/13/10	3,990,000
	Total Business Loans	86,479,856

	CMBS — 3.9%
4,550,128	Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PW10, Class A1, 5.09%, due 12/11/40	4,549,354
7,000,000	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, Variable Rate, 1 mo. LIBOR + .12%, 4.81%, due 07/15/44	6,851,600
13,000,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, Variable Rate, 1 mo. LIBOR + .13%, 4.78%, due 12/15/20	12,972,700
7,000,000	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	7,028,437
4,000,000	GE Capital Commercial Mortgage Corp., Series 06-C1, Class A2, Variable Rate, 5.52%, due 03/10/44	4,063,750
3,065,695	Greenwich Capital Commercial Funding Corp., Series 06-FL4, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .09%, 4.78%, due 11/05/21	3,019,709
7,000,000	GS Mortgage Securities Corp., Series 06-GG6, Class A2, Variable Rate, 5.51%, due 04/10/38	7,053,480
1,606,031	Lehman Brothers Floating Rate Commercial, Series 06-LLFA, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .08%, 4.73%, due 09/15/21	1,591,480
6,000,000	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, Variable Rate, 5.80%, due 05/12/39	6,168,281
3,000,000	Morgan Stanley Capital I, Series 06-IQ11, Class A3, 5.74%, due 10/15/42	3,024,690
8,371,462	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .09%, 4.74%, due 09/15/21	8,183,104
	Total CMBS	64,506,585

	CMBS Collateralized Debt Obligations — 1.3%
7,480,000	American Capital Strategies Ltd Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .80%, 5.82%, due 11/23/52	6,839,253
7,000,000	Guggenheim Structured Real Estate Funding, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .32%, 5.11%, due 08/26/30	6,790,000
7,400,000	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .33%, 5.12%, due 05/25/46	7,180,312
	Total CMBS Collateralized Debt Obligations	20,809,565

	Collateralized Loan Obligations — 1.2%
13,353,529	Arran Corp. Loans No. 1 B.V., Series 06-1A, Class A3, 144A, Variable Rate, 3 mo LIBOR + .17%, 5.76%, due 06/20/25	13,111,496
7,200,000	Omega Capital Europe Plc, Series GLOB-5A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .25%, 5.49%, due 07/05/11	7,083,360
	Total Collateralized Loan Obligations	20,194,856

	Credit Cards — 22.5%
7,150,000	Advanta Business Card Master Trust, Series 01-A, Class A, Variable Rate, 1 mo. LIBOR + .30%, 5.04%, due 10/20/10	7,137,630
6,500,000	Advanta Business Card Master Trust, Series 05-A1, Class A1, Variable Rate, 1 mo. LIBOR + .07%, 4.81%, due 04/20/11	6,457,360
2,000,000	Advanta Business Card Master Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR + .06%, 4.80%, due 04/20/12	1,959,500
3,340,000	American Express Credit Account Master Trust, Series 03-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 4.76%, due 09/15/10	3,338,363
6,000,000	American Express Credit Account Master Trust, Series 04-1, Class A, Variable Rate, 1 mo. LIBOR + 0.08%, 4.73%, due 09/15/11	5,984,280

5,000,000	American Express Credit Account Master Trust, Series 04-4, Class A, Variable Rate, 1 mo. LIBOR + 0.09%, 4.74%, due 03/15/12	4,978,645
5,000,000	American Express Credit Account Master Trust, Series 05-3, Class A, Variable Rate, 1 mo. LIBOR, 4.65%, due 01/18/11	4,990,500
10,000,000	American Express Credit Account Master Trust, Series 05-5, Class A, Variable Rate, 1 mo. LIBOR + .04%, 4.69%, due 02/15/13	9,911,500
4,500,000	American Express Credit Account Master Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .03%, 4.68%, due 12/15/13	4,440,195
5,000,000	American Express Issuance Trust, Series 07-1, Class A, Variable Rate, 1 mo. LIBOR + .20%, 4.92%, due 09/15/11	4,986,450
6,000,000	Arran, Series 2005-A, Class A, Variable Rate, 1 mo. LIBOR + .02%, 4.67%, due 12/15/10	5,976,000
19,000,000	Bank of America Credit Card Trust, Series 06-A10, Class A10, Variable Rate, 1 mo. LIBOR - .02%, 4.63%, due 02/15/12	18,902,158
5,000,000	Bank of America Credit Card Trust, Series 07-A13, Class A13, Variable Rate, 1 mo. LIBOR + .22%, 4.87%, due 04/16/12	4,997,500
1,000,000	Bank One Issuance Trust, Series 03-A10, Class A10, Variable Rate, 1 mo. LIBOR + .11%, 4.76%, due 06/15/11	998,600
5,760,000	Bank One Issuance Trust, Series 03-A6, Class A6, Variable Rate, 1 mo. LIBOR + .11%, 4.76%, due 02/15/11	5,752,651
5,000,000	Capital One Master Trust, Series 02-1A, Class A, Variable Rate, 1 mo. LIBOR + .20%, 4.85%, due 11/15/11	4,989,062
5,530,000	Capital One Multi-Asset Execution Trust, Series 03-A3, Class A3, Variable Rate, 1 mo. LIBOR + .25%, 4.90%, due 05/16/11	5,517,903
5,000,000	Capital One Multi-Asset Execution Trust, Series 04-A7, Class A7, Variable Rate, 3 mo. LIBOR + .15%, 5.02%, due 06/16/14	4,932,497
11,000,000	Capital One Multi-Asset Execution Trust, Series 06-A14, Class A, Variable Rate, 1 mo. LIBOR + .01%, 4.66%, due 08/15/13	10,873,500
6,000,000	Capital One Multi-Asset Execution Trust, Series 07-A6, Class A6, Variable Rate, 1 mo. LIBOR + .07%, 4.72%, due 05/15/13	5,958,240
9,000,000	Charming Shoppes Master Trust, Series 07-1A, Class A1, 144A, Variable Rate, 1mo. LIBOR + 1.25%, 5.90%, due 09/15/17	8,963,100
7,875,000	Chase Credit Card Master Trust, Series 03-3, Class A, Variable Rate, 1 mo. LIBOR + .11%, 4.76%, due 10/15/10	7,868,542
3,000,000	Chase Credit Card Master Trust, Series 03-5, Class A, Variable Rate, 1 mo. LIBOR + .12%, 4.77%, due 01/17/11	2,993,490
2,000,000	Chase Issuance Trust, Series 05-A3, Class A, Variable Rate, 1 mo. LIBOR + .02%, 4.67%, due 10/17/11	1,988,680
4,500,000	Chase Issuance Trust, Series 07-A1, Class A1, Variable Rate, 1 mo. LIBOR + .02%, 4.67%, due 03/15/13	4,460,857
11,000,000	Chase Issuance Trust, Series 07-A11, Class A11, Variable Rate, 1 mo. LIBOR, 4.65%, due 07/16/12	10,913,470
9,000,000	Citibank Credit Card Issuance Trust, Series 01-A7, Class A7, Variable Rate, 3 mo. LIBOR + .14%, 5.00%, due 08/15/13	8,891,100
2,000,000	Citibank Credit Card Issuance Trust, Series 06-A6, Class A6, Variable Rate, 1 mo. LIBOR + .01%, 4.80%, due 05/24/12	1,980,800
16,000,000	Citibank Credit Card Issuance Trust, Series 07-A1, Class A1, Variable Rate, 3 mo. LIBOR - .01%, 5.20%, due 03/22/12	15,857,600
10,000,000	Discover Card Master Trust I, Series 03-2, Class A, Variable Rate, 1 mo. LIBOR + .13%, 4.78%, due 08/15/10	9,986,300
10,000,000	Discover Card Master Trust I, Series 04-2, Class A2, Variable Rate, 1 mo. LIBOR + .07%, 4.72%, due 05/15/12	9,864,000
5,000,000	Discover Card Master Trust I, Series 05-3, Class A, Variable Rate, 1 mo. LIBOR + .02%, 4.67%, due 05/15/11	4,982,000
5,000,000	Discover Card Master Trust I, Series 05-4, Class A1, Variable Rate, 1 mo. LIBOR + .06%, 4.71%, due 06/18/13	4,910,150
6,150,000	Discover Card Master Trust I, Series 06-2, Class A1, Variable Rate, 1 mo. LIBOR, 4.65%, due 01/17/12	6,087,762
5,600,000	Discover Card Master Trust I, Series 07-1, Class A, Variable Rate, 1 mo. LIBOR, 4.66%, due 02/15/10	5,524,960
12,000,000	First National Master Note Trust, Series 07-2, Class A, Variable Rate, 1 mo. LIBOR + .75%, 5.54%, due 11/15/12	12,000,000
7,000,000	GE Capital Credit Card Master Note Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .04%, 4.69%, due 03/15/13	6,818,802
5,000,000	GE Capital Credit Card Master Note Trust, Series 07-3, Class A1, Variable Rate, 1 mo. LIBOR + .01%, 4.66%, due 06/15/13	4,950,000
7,000,000	Gracechurch Card Funding Plc, Series 3, Class A, Variable Rate, 1 mo. LIBOR + .11%, 4.76%, due 03/15/10	6,978,125
7,000,000	Gracechurch Card Funding Plc, Series 8, Class A, Variable Rate, 1 mo. LIBOR + .01%, 4.66%, due 06/15/10	6,981,590
6,900,000	Household Affinity Credit Card Master Note Trust I, Series 03-1, Class A, Variable Rate, 1 mo. LIBOR + .12%, 4.77%, due 02/15/10	6,895,687

12,000,000	Household Credit Card Master Note Trust I, Series 07-1, Class A, Variable Rate, 1 mo. LIBOR + .05%, 4.70%, due 04/15/13	11,865,000
6,000,000	Household Credit Card Master Note Trust I, Series 07-2, Class A, Variable Rate, 1 mo. LIBOR + .55%, 5.20%, due 07/15/13	5,983,125
17,000,000	HSBC Private Label Credit Card Master Note, Series 07-1, Class A, Variable Rate, 1 mo. LIBOR + .02%, 4.67%, due 12/16/13	16,845,937
7,500,000	MBNA Credit Card Master Note Trust, Series 04-A8, Class A8, Variable Rate, 1 mo. LIBOR + .15%, 4.80%, due 01/15/14	7,448,925
5,000,000	MBNA Credit Card Master Note Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR, 4.65%, due 12/15/10	4,992,500
7,000,000	Pillar Funding Plc, Series 04-2, Class A, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.83%, due 09/15/11	6,869,450
16,500,000	Turquoise Card Backed Securities Plc, Series 06-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .01%, 4.66%, due 05/16/11	16,340,156
8,415,000	World Financial Network Credit Card Master Trust, Series 03-A, Class A2, Variable Rate, 1 mo. LIBOR + .37%, 5.02%, due 05/15/12	8,388,703
15,400,000	World Financial Network Credit Card Master Trust, Series 04-A, Class A, Variable Rate, 1 mo. LIBOR + .18%, 4.83%, due 03/15/13	15,319,612
2,000,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .13%, 4.78%, due 02/15/17	1,946,480
	Total Credit Cards	368,979,437

	Emerging Markets Collateralized Debt Obligations — 0.2%
4,000,000	Santiago CDO Ltd., Series 05-1A, Class A, 144A, Variable Rate, 6 mo. LIBOR + .40%, 5.53%, due 04/18/17	3,780,000

	Equipment Leases — 1.2%
7,000,000	CNH Equipment Trust, Series 05-A, Class A4A, Variable Rate, 1 mo. LIBOR + .04%, 4.69%, due 06/15/12	6,956,600
4,500,000	CNH Equipment Trust, Series 07-B, Class A3B, Variable Rate, 1 mo. LIBOR + .60%, 5.25%, due 10/17/11	4,495,860
9,000,000	GE Equipment Midticket LLC, Series 07-1, Class A3B, Variable Rate, 1 mo. LIBOR + .25%, 4.99%, due 06/14/11	8,808,750
	Total Equipment Leases	20,261,210

	Insurance Premiums — 0.8%
3,000,000	AICCO Premium Finance Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .08%, 4.73%, due 04/15/10	2,990,400
10,000,000	AICCO Premium Finance Master Trust, Series 07-AA, Class A, 144A, Variable Rate, 1 mo. LIBOR + .05%, 4.70%, due 12/15/11	9,893,750
	Total Insurance Premiums	12,884,150

	Insured Auto Financing — 6.7%
5,000,000	Aesop Funding II LLC, Series 05-1A, Class A3, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .12%, 4.86%, due 04/20/11	4,625,000
7,000,000	Aesop Funding II LLC, Series 06-1, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .22%, 4.96%, due 03/20/12	6,844,880
6,000,000	AmeriCredit Automobile Receivables Trust, Series 05-BM, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .08%, 5.33%, due 05/06/12	5,952,603
2,747,994	AmeriCredit Automobile Receivables Trust, Series 06-RM, Class A1, MBIA, 5.37%, due 10/06/09	2,722,051
4,000,000	AmeriCredit Automobile Receivables Trust, Series 07-AX, Class A4, XL, Variable Rate, 1 mo. LIBOR + .04%, 4.72%, due 10/06/13	3,917,500
8,000,000	AmeriCredit Automobile Receivables Trust, Series 07-CM, Class A3B, MBIA, Variable Rate, 1 mo. LIBOR + .03%, 5.28%, due 05/07/12	7,873,352
3,000,000	AmeriCredit Automobile Receivables Trust, Series 07-DF, Class A4B, FSA, Variable Rate, 1 mo. LIBOR + .80%, 5.48%, due 06/06/14	2,933,073
7,000,000	AmeriCredit Prime Automobile Receivables Trust, Series 07-2M, Class A4B, MBIA, Variable Rate, 1 mo. LIBOR + .50%, 5.17%, due 03/08/16	6,761,160
7,000,000	ARG Funding Corp., Series 05-2A, Class A3, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .14%, 4.88%, due 05/20/10	6,653,134
6,000,000	Capital One Auto Finance Trust, Series 06-B, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .02%, 4.67%, due 07/15/13	5,810,760
12,000,000	Capital One Auto Finance Trust, Series 07-A, Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .02%, 4.67%, due 11/15/13	11,588,160
2,000,000	Capital One Auto Finance Trust, Series 07-C, Class A3B, FGIC, Variable Rate, 1 mo. LIBOR + .51%, 5.16%, due 04/16/12	1,975,800
3,000,000	Hertz Vehicle Financing LLC, Series 05-1A, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .14%, 4.93%, due 02/25/10	2,910,696

2,000,000	Hertz Vehicle Financing LLC, Series 05-2A, Class A5, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .25%, 5.04%, due 11/25/11	1,860,238
7,000,000	Rental Car Finance Corp., Series 04-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .20%, 4.99%, due 06/25/09	6,980,484
13,000,000	Santander Drive Auto Receivables Trust, Series 07-3, Class A4B, FGIC, Variable Rate, 1 mo. LIBOR + .65%, 5.30%, due 10/15/14	12,695,150
13,000,000	Triad Auto Receivables Owner Trust, Series 07-B, Class A4B, FSA, Variable Rate, 1 mo. LIBOR + 1.20%, 5.97%, due 07/14/14	12,988,300
5,000,000	UPFC Auto Receivables Trust, Series 06-B, Class A3, AMBAC, 5.01%, due 08/15/12	5,017,150
	Total Insured Auto Financing	110,109,491

	Insured Credit Cards — 1.2%
12,000,000	Cabela’s Master Credit Card Trust, Series 03-1A, Class A, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .30%, 4.95%, due 01/15/10	11,998,383
7,000,000	Cabela’s Master Credit Card Trust, Series 04-2A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .12%, 4.77%, due 03/15/11	6,966,367
	Total Insured Credit Cards	18,964,750

	Insured Other — 1.3%
5,500,000	DB Master Finance LLC, Series 06-1, Class A2, 144A, AMBAC, 5.78%, due 06/20/31	5,408,102
4,266,732	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .20%, 4.85%, due 09/15/41	3,904,059
4,310,230	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .20%, 4.85%, due 12/15/41	3,943,860
6,017,389	TIB Card Receivables Fund, 144A, FGIC, Variable Rate, 3 mo. LIBOR + .25%, 5.49%, due 01/05/14	5,873,573
10,200,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	1,483,692
	Total Insured Other	20,613,286

	Insured Residential Asset-Backed Securities (United States) — 0.9%
16,309,920	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL, Variable Rate, 1 mo. LIBOR + .21%, 4.99%, due 07/25/34	15,551,508

	Insured Residential Mortgage-Backed Securities (United States) — 0.1%
1,752,431	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, Variable Rate, 1 mo. LIBOR + .19%, 4.98%, due 11/25/35	1,664,810

	Insured Time Share — 0.9%
2,118,301	Cendant Timeshare Receivables Funding LLC, Series 05-1A, Class A2, 144A, FGIC, Variable Rate, 1 mo. LIBOR + .18%, 4.92%, due 05/20/17	2,085,203
1,988,930	Sierra Receivables Funding Co., Series 06-1A, Class A2, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .15%, 4.89%, due 05/20/18	1,919,386
11,000,000	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, Variable Rate, 1 mo. LIBOR + 1.00%, 5.72%, due 09/20/19	10,814,331
	Total Insured Time Share	14,818,920

	Insured Transportation — 0.5%
8,750,000	CLI Funding LLC, Series 06-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .18%, 4.87%, due 08/18/21	8,654,363

	Investment Grade Corporate Collateralized Debt Obligations — 3.7%
2,000,000	Morgan Stanley ACES SPC, Series 04-12, Class A, 144A, Variable Rate, 3 mo. LIBOR + .60%, 5.48%, due 08/05/09	1,977,000
5,000,000	Morgan Stanley ACES SPC, Series 04-15, Class II, 144A, Variable Rate, 3 mo. LIBOR + .65%, 6.24%, due 12/20/09	4,892,500
3,000,000	Morgan Stanley ACES SPC, Series 04-15, Class III, 144A, Variable Rate, 3 mo. LIBOR + .75%, 6.34%, due 12/20/09	2,976,000
6,000,000	Morgan Stanley ACES SPC, Series 04-16, Class I, 144A, Variable Rate, 3 mo. LIBOR + .40%, 5.28%, due 08/05/09	5,982,000
3,000,000	Morgan Stanley ACES SPC, Series 05-10, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .52%, 6.11%, due 03/20/10	2,922,000
6,000,000	Morgan Stanley ACES SPC, Series 05-15, Class A, 144A, Variable Rate, 3 mo. LIBOR + .40%, 5.99%, due 12/20/10	5,937,000

3,000,000	Morgan Stanley ACES SPC, Series 05-2A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .45%, 6.04%, due 03/20/10	2,941,500
9,000,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .29%, 5.88%, due 06/20/13	8,100,000
10,000,000	Prism Orso Trust, Series 04-MAPL, Class CERT, 144A, Variable Rate, 1 mo. LIBOR + .70%, 6.29%, due 08/01/11	10,012,000
9,000,000	Reve SPC, 144A, Variable Rate, 3 mo. LIBOR + .22%, 5.81%, due 03/20/14	8,505,000
7,000,000	Salisbury International Investments Ltd., Series EMTN, Variable Rate, 3 mo. LIBOR + .42%, 6.01%, due 06/22/10	6,902,700
	Total Investment Grade Corporate Collateralized Debt Obligations	61,147,700

	Residential Asset-Backed Securities (United States) — 21.0%
6,546,375	Accredited Mortgage Loan Trust, Series 07-1, Class A1, Variable Rate, 1 mo. LIBOR + .05%, 4.84%, due 02/25/37	6,286,052
3,856,696	ACE Securities Corp., Series 05-AG1, Class A2B, Variable Rate, 1 mo. LIBOR + .21%, 5.00%, due 08/25/35	3,620,011
1,534,000	ACE Securities Corp., Series 05-ASP1, Class A2C, Variable Rate, 1 mo. LIBOR + .27%, 5.06%, due 09/25/35	1,317,000
965,986	ACE Securities Corp., Series 05-SDI, Class A1, Variable Rate, 1 mo. LIBOR + .40%, 5.19%, due 11/25/50	821,088
10,000,000	ACE Securities Corp., Series 06-ASP5, Class A2C, Variable Rate, 1 mo. LIBOR + .18%, 4.97%, due 10/25/36	8,539,000
2,013,274	ACE Securities Corp., Series 06-CW1, Class A2A, Variable Rate, 1 mo. LIBOR + .05%, 4.84%, due 07/25/36	1,966,526
5,000,000	ACE Securities Corp., Series 06-CW1, Class A2B, Variable Rate, 1 mo. LIBOR + .10%, 4.89%, due 07/25/36	4,625,250
13,000,000	ACE Securities Corp., Series 06-HE2, Class A2C, Variable Rate, 1 mo. LIBOR + .16%, 4.95%, due 05/25/36	10,860,850
3,500,000	ACE Securities Corp., Series 06-HE3, Class A2B, Variable Rate, 1 mo. LIBOR + .09%, 4.88%, due 06/25/36	3,238,340
1,643,129	ACE Securities Corp., Series 06-SL1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 4.95%, due 09/25/35	870,858
2,978,175	ACE Securities Corp., Series 06-SL3, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 4.89%, due 06/25/36	1,637,996
3,000,000	ACE Securities Corp., Series 06-SL3, Class A2, Variable Rate, 1 mo. LIBOR + .17%, 4.96%, due 06/25/36	1,200,000
2,261,851	ACE Securities Corp., Series 06-SL4, Class A1, Variable Rate, 1 mo. LIBOR + .12%, 4.91%, due 09/25/36	1,583,295
6,295,955	ACE Securities Corp., Series 07-ASL1, Class A2, Variable Rate, 1 mo. LIBOR + .17%, 5.06%, due 12/25/36	3,458,840
5,133,622	ACE Securities Corp., Series 07-WM1, Class A2A, Variable Rate, 1 mo. LIBOR + .07%, 4.86%, due 11/25/36	4,863,491
1,692,320	Aegis Asset Backed Securities Trust, Series 05-5, Class 1A2, Variable Rate, 1 mo. LIBOR + .18%, 4.97%, due 12/25/35	1,681,215
14,000,000	Argent Securities, Inc., Series 06-M1, Class AC2, Variable Rate, 1 mo. LIBOR + .15%, 4.94%, due 07/25/36	13,074,688
12,000,000	Argent Securities, Inc., Series 06-M2, Class A2B, Variable Rate, 1 mo. LIBOR + .11%, 4.90%, due 09/25/36	11,482,320
7,000,000	Argent Securities, Inc., Series 06-M2, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 4.94%, due 09/25/36	5,269,740
6,650,646	Argent Securities, Inc., Series 06-W2, Class A2B, Variable Rate, 1 mo. LIBOR + .19%, 4.98%, due 03/25/36	6,227,532
12,000,000	Argent Securities, Inc., Series 06-W4, Class A2B, Variable Rate, 1 mo. LIBOR + .11%, 4.90%, due 05/25/36	11,711,160
2,500,000	Argent Securities, Inc., Series 06-W5, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 4.94%, due 06/25/36	2,356,250
4,500,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3B, Variable Rate, 1 mo. LIBOR + .11%, 4.90%, due 10/25/36	4,381,875
3,000,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, Variable Rate, 1 mo. LIBOR + .15%, 4.94%, due 10/25/36	2,417,344
1,256,890	Asset Backed Funding Certificates, Series 06-OPT3, Class A3A, Variable Rate, 1 mo. LIBOR + .06%, 4.85%, due 11/25/36	1,239,608
13,144,447	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.22%, 5.01%, due 05/25/37	12,939,065
6,500,000	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 5.30%, due 02/28/40	6,240,000
5,737,933	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 4.90%, due 11/25/36	5,610,609
6,000,000	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, Variable Rate, 1 mo. LIBOR + .20%, 4.99%, due 11/25/36	5,480,802

4,159,778	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + .16%, 4.95%, due 02/25/37	3,494,214
1,837,279	Centex Home Equity, Series 05-C, Class AV3, Variable Rate, 1 mo. LIBOR + .23%, 5.02%, due 06/25/35	1,805,126
3,000,000	Centex Home Equity, Series 06-A, Class AV3, Variable Rate, 1 mo. LIBOR + .16%, 4.95%, due 06/25/36	2,817,600
3,500,000	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, Variable Rate, 1 mo. LIBOR + .16%, 4.95%, due 12/25/36	2,884,350
8,000,000	Citigroup Mortgage Loan Trust, Inc., Series 06-WFH4, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 4.93%, due 11/25/36	7,370,400
2,700,336	Citigroup Mortgage Loan Trust, Inc., Series 06-WFHE2, Class A1, Variable Rate, 1 mo. LIBOR + .04%, 4.82%, due 08/25/36	2,688,994
7,500,000	Citigroup Mortgage Loan Trust, Inc., Series 06-WMC1, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 4.94%, due 12/25/35	7,458,000
9,712,000	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, Variable Rate, 1 mo. LIBOR + .14%, 4.93%, due 02/25/37	8,810,364
6,193,291	Countrywide Asset-Backed Certificates, Series 06-BC5, Class 2A1, Variable Rate, 1 mo. LIBOR + .08%, 4.87%, due 03/25/37	6,086,864
2,926,692	Credit-Based Asset Servicing & Securitization, Series 06-RP1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .11%, 4.90%, due 04/25/36	2,891,023
5,000,000	Fremont Home Loan Trust, Series 06-B, Class 2A3, Variable Rate, 1 mo. LIBOR + .16%, 4.95%, due 08/25/36	3,925,000
6,490,186	GE-WMC Mortgage Securities, Series 05-2, Class A2B, Variable Rate, 1 mo. LIBOR + .17%, 4.96%, due 12/25/35	6,198,128
10,000,000	GE-WMC Mortgage Securities, Series 06-1, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 4.94%, due 08/25/36	9,181,000
1,848,627	Household Home Equity Loan Trust, Series 05-2, Class A2, Variable Rate, 1 mo. LIBOR + .31%, 5.05%, due 01/20/35	1,707,669
1,328,348	Household Home Equity Loan Trust, Series 05-3, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 5.03%, due 01/20/35	1,227,892
8,572,592	Household Home Equity Loan Trust, Series 06-2, Class A1, Variable Rate, 1 mo. LIBOR + .15%, 4.89%, due 03/20/36	8,092,356
10,378,715	IXIS Real Estate Capital Trust, Series 06-HE1, Class A2, Variable Rate, 1 mo. LIBOR + .14%, 4.93%, due 03/25/36	10,360,034
9,000,000	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, Variable Rate, 1 mo. LIBOR + .12%, 4.91%, due 12/25/36	7,880,580
2,100,000	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 5.04%, due 10/25/35	2,035,740
5,000,000	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, Variable Rate, 1 mo. LIBOR + .15%, 4.94%, due 03/25/36	4,333,000
72,937	Master Asset-Backed Securities Trust, Series 06-HE1, Class A1, Variable Rate, 1 mo. LIBOR + .08%, 4.87%, due 01/25/36	72,689
3,000,000	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 4.94%, due 06/25/36	2,633,400
6,760,000	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 4.94%, due 08/25/36	5,796,700
4,000,000	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, Variable Rate, 1 mo. LIBOR + .16%, 4.95%, due 10/25/36	3,280,000
2,693,627	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 4.95%, due 03/25/36	1,454,558
6,028,300	Merrill Lynch Mortgage Trust, Series 06-SD1, Class A, Variable Rate, 1 mo. LIBOR + .28%, 5.07%, due 01/25/47	5,760,559
3,000,000	Morgan Stanley Home Equity Loans, Series 06-3, Class A3, Variable Rate, 1 mo. LIBOR + .16%, 4.95%, due 04/25/36	2,625,000
2,500,000	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.15%, 4.94%, due 11/25/36	2,150,000
10,000,000	Nationstar Home Equity Loan Trust, Series 06-B, Class AV3, Variable Rate, 1 mo. LIBOR + .17%, 4.96%, due 09/25/36	9,475,000
10,000,000	Nomura Home Equity Loan, Inc., Series 06-HE3, Class 2A3, Variable Rate, 1 mo. LIBOR + .15%, 4.94%, due 07/25/36	9,021,875
2,312,484	Option One Mortgage Loan Trust, Series 05-3, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 5.04%, due 08/25/35	2,254,671
1,325,997	People’s Choice Home Loan Securities Trust, Series 05-3, Class 1A2, Variable Rate, 1 mo. LIBOR + .27%, 5.06%, due 08/25/35	1,291,254
5,000,849	People’s Choice Home Loan Securities Trust, Series 05-4, Class 1A2, Variable Rate, 1 mo. LIBOR + .26%, 5.05%, due 12/25/35	4,704,704
394,880	RAAC Series Trust, Series 05-RP3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .23%, 5.02%, due 05/25/39	393,672
2,393,086	Residential Asset Mortgage Products, Inc., Series 05-RS4, Class A3, Variable Rate, 1 mo. LIBOR + .23%, 5.02%, due 04/25/35	2,347,468
8,000,000	Saxon Asset Securities Trust, Series 06-3, Class A2, Variable Rate, 1 mo. LIBOR + .11%, 4.90%, due 11/25/36	7,421,030

10,000,000	Securitized Asset-Backed Receivables LLC Trust, Series 06-HE1, Class A2C, Variable Rate, 1 mo. LIBOR + .16%, 4.95%, due 07/25/36	8,256,300
116,767	Security National Mortgage Loan Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .29%, 5.08%, due 02/25/36	116,008
6,088,122	Security National Mortgage Loan Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .29%, 5.08%, due 10/25/36	5,951,140
1,705,831	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, Variable Rate, 1 mo. LIBOR + .26%, 5.05%, due 10/25/35	1,639,464
10,996,868	Soundview Home Equity Loan Trust, Series 07-NS1, Class A1, Variable Rate, 1 mo. LIBOR + .12%, 4.91%, due 01/25/37	10,831,915
4,000,000	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 4.94%, due 06/25/37	3,694,531
3,000,000	Structured Asset Investment Loan Trust, Series 06-1, Class A3, Variable Rate, 1 mo. LIBOR + .20%, 4.99%, due 01/25/36	2,764,346
3,050,267	Structured Asset Securities Corp., Series 05-S6, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 5.08%, due 11/25/35	2,937,090
169,191	Structured Asset Securities Corp., Series 05-WF1, Class A2, Variable Rate, 1 mo. LIBOR + .20%, 4.99%, due 02/25/35	168,482
	Total Residential Asset-Backed Securities (United States)	343,290,995

	Residential Mortgage-Backed Securities (Australian) — 2.4%
2,621,802	Australian Mortgage Securities II, Series G3, Class A1A, Variable Rate, 3 mo. LIBOR + .21%, 5.46%, due 01/10/35	2,588,033
3,145,798	Crusade Global Trust, Series 04-2, Class A1, Variable Rate, 3 mo. LIBOR + .13%, 5.04%, due 11/19/37	2,988,603
4,853,968	Crusade Global Trust, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .06%, 5.24%, due 07/20/38	4,650,781
6,975,466	Interstar Millennium Trust, Series 05-1G, Class A, Variable Rate, 3 mo. LIBOR + .12%, 5.84%, due 12/08/36	6,833,096
2,873,870	Medallion Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .08%, 4.97%, due 05/10/36	2,800,672
2,325,773	National RMBS Trust, Series 04-1, Class A1, Variable Rate, 3 mo. LIBOR + .11%, 5.70%, due 03/20/34	2,266,814
7,439,041	National RMBS Trust, Series 06-3, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.25%, due 10/20/37	7,176,294
7,838,200	Puma Finance Ltd., Series G5, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.05%, due 02/21/38	7,730,817
1,915,404	Westpac Securitization Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .07%, 5.28%, due 03/23/36	1,824,423
	Total Residential Mortgage-Backed Securities (Australian)	38,859,533

	Residential Mortgage-Backed Securities (European) — 6.4%
11,000,000	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, Variable Rate, 3 mo. LIBOR + .11%, 5.70%, due 09/20/66	10,888,900
4,000,000	Arkle Master Issuer Plc, Series 06-1A, Class 3A, 144A, Variable Rate, 3 mo. LIBOR + .05%, 4.96%, due 08/17/11	3,904,240
3,500,000	Arkle Master Issuer Plc, Series 06-1A, Class 4A1, 144A, Variable Rate, 3 mo. LIBOR + .09%, 5.00%, due 02/17/52	3,433,150
10,000,000	Arran Residential Mortgages Funding Plc, Series 06-2A, Class A2B, 144A, Variable Rate, 3 mo LIBOR + .05%, 5.64%, due 09/20/56	9,960,000
7,000,000	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, Variable Rate, 3 mo. LIBOR + .10%, 5.34%, due 01/13/39	6,826,400
3,591,731	Gracechurch Mortgage Financing Plc, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .03%, 4.98%, due 11/20/31	3,568,995
1,963,883	Gracechurch Mortgage Funding Plc, Series 1A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.32%, due 10/11/41	1,922,210
7,500,000	Granite Master Issuer Plc, Series 06-3, Class A3, Variable Rate, 3 mo. LIBOR + .04%, 5.22%, due 12/20/54	7,440,750
10,000,000	Holmes Financing Plc, Series 10A, Class 4A1, 144A, Variable Rate, 3 mo. LIBOR + .08%, 5.32%, due 07/15/40	9,757,700
14,000,000	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, Variable Rate, 3 mo. LIBOR + .06%, 5.21%, due 12/10/43	13,803,720
2,557,520	Leek Finance Plc, Series 15A, Class AB, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.38%, due 03/21/37	2,544,477
7,344,000	Leek Finance Plc, Series 16A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .16%, 5.40%, due 09/21/37	7,185,223
3,000,000	Mound Financing Plc, Series 5A, Class 2A, 144A, Variable Rate, 3 mo. LIBOR + .04%, 4.94%, due 05/08/16	2,947,500
4,509,050	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, Variable Rate, 3 mo. LIBOR + .11%, 4.98%, due 11/15/38	4,326,208

3,908,924	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, Variable Rate, 3 mo. LIBOR, 5.79%, due 09/15/39	3,518,032
887,500	Permanent Financing Plc, Series 6, Class 2A, Variable Rate, 3 mo. LIBOR + .09%, 5.24%, due 12/10/11	887,500
5,000,000	Permanent Master Issuer Plc, Series 07-1, Class 4A, Variable Rate, 3 mo. LIBOR + .08%, 5.32%, due 10/15/33	4,819,000
7,736,418	RMAC Securities Plc, Series 06-NS4A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.77%, due 06/12/25	7,716,304
	Total Residential Mortgage-Backed Securities (European)	105,450,309

	Residential Mortgage-Backed Securities (United States) — 0.1%
855,171	GreenPoint Mortgage Funding Trust, Series 05-HE4, Class 2A3C, Variable Rate, 1 mo. LIBOR + .25%, 5.04%, due 07/25/30	851,162

	Student Loans — 6.3%
5,000,000	College Loan Corp. Trust, Series 04-1, Class A2, Variable Rate, 3 mo. LIBOR + .11%, 5.19%, due 04/25/16	4,992,000
8,000,000	College Loan Corp. Trust, Series 07-1, Class A1, Variable Rate, 3 mo. LIBOR + .01%, 5.09%, due 01/25/23	7,944,000
4,000,000	College Loan Corp. Trust, Series 07-2, Class A1, Variable Rate, 3 mo. LIBOR + .25%, 5.32%, due 01/25/24	3,997,600
516,612	Collegiate Funding Services Education Loan Trust I, Series 05-A, Class A1, Variable Rate, 3 mo. LIBOR + .02%, 5.22%, due 09/29/14	516,612
2,349,408	Goal Capital Funding Trust, Series 06-1, Class A1, Variable Rate, 3 mo. LIBOR, 5.02%, due 08/25/20	2,335,993
2,196,406	Keycorp Student Loan Trust, Series 05-A, Class 2A1, Variable Rate, 3 mo. LIBOR + .05%, 5.25%, due 09/27/21	2,177,781
2,704,445	Montana Higher Education Student Assistance Corp., Series 05-1, Class A, Variable Rate, 3 mo. LIBOR + .04%, 5.63%, due 06/20/15	2,680,646
8,000,000	National Collegiate Student Loan Trust, Series 05-2, Class A2, Variable Rate, 1 mo. LIBOR + .15%, 4.94%, due 02/25/26	7,885,040
2,000,000	National Collegiate Student Loan Trust, Series 06-1, Class A2, Variable Rate, 1 mo. LIBOR + .14%, 4.93%, due 08/25/23	1,981,800
5,312,079	National Collegiate Student Loan Trust, Series 06-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .08%, 4.87%, due 08/26/19	5,252,637
7,000,000	Nelnet Education Loan Funding, Inc., Series 04-2A, Class A3, Variable Rate, 3 mo. LIBOR + .10%, 5.13%, due 11/25/15	6,917,960
9,000,000	Nelnet Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + .05%, 5.26%, due 06/22/17	8,941,500
8,000,000	SLM Student Loan Trust, Series 05-3, Class A4, Variable Rate, 3 mo. LIBOR + .07%, 5.15%, due 04/27/20	7,835,040
1,689,145	SLM Student Loan Trust, Series 05-4, Class A1, Variable Rate, 3 mo. LIBOR + .01%, 5.09%, due 10/26/15	1,681,206
8,500,000	SLM Student Loan Trust, Series 06-A, Class A2, Variable Rate, 3 mo. LIBOR + .03%, 5.27%, due 10/15/15	8,420,313
14,000,000	SLM Student Loan Trust, Series 07-2, Class A2, Variable Rate, 3 mo. LIBOR, 5.08%, due 07/25/17	13,853,420
7,842,938	SLM Student Loan Trust, Series 07-5, Class A1, Variable Rate, 3 mo. LIBOR - 0.01%, 5.07%, due 07/25/13	7,807,644
7,500,000	SLM Student Loan Trust, Series 07-6, Class A2, Variable Rate, 3 mo. LIBOR + 0.25%, 5.40%, due 01/25/19	7,448,250
	Total Student Loans	102,669,442

	Trade Receivables — 0.8%
14,000,000	ABS Global Finance Plc, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .10%, 4.79%, due 12/17/10	13,893,600

	Total Asset-Backed Securities	1,586,704,589

	Corporate Debt — 0.3%
5,000,000	TIAA Global Markets, 144A, Variable Rate, 3 mo. LIBOR + .10%, 5.35%, due 01/12/11	4,942,529

	U.S. Government — 1.6%
25,808,000	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (a) (b)	25,888,650

	U.S. Government Agency — 0.2%
2,129,342	Agency for International Development Floater (Support of Jamaica), Variable Rate, 4 mo. LIBOR + .30%, 5.43%, due 10/01/18	2,129,342
1,000,000	U.S. Department of Transportation, 144A, 6.00%, due 12/07/21	1,101,950

	Total U.S. Government Agency	3,231,292

	TOTAL DEBT OBLIGATIONS (COST $1,676,285,100)	1,620,767,060

Principal Amount		Description	Value ($)

		OPTIONS PURCHASED — 0.3%

		Options on Interest Rates — 0.0%
EUR	325,000,000	EUR 6 Month LIBOR Cap Call, Expires 02/16/17, Strike 10.00%	184,639
EUR	650,000,000	EUR 6 Month LIBOR Cap Call, Expires 02/27/17, Strike 10.00%	375,895
GBP	130,000,000	GBP 3 Month LIBOR Floor Put, Expires 01/31/08, Strike 5.76%	—
GBP	65,000,000	GBP 3 Month LIBOR Floor Put, Expires 02/05/08, Strike 5.81%	—
			560,534
		Options on Interest Rate Swaps — 0.3%
GBP	40,000,000	GBP Swaption Call, Expires 04/11/08, Strike 5.86%	369,921
GBP	40,000,000	GBP Swaption Call, Expires 04/14/08, Strike 5.86%	367,637
GBP	40,000,000	GBP Swaption Call, Expires 04/17/08, Strike 5.97%	439,022
GBP	60,000,000	GBP Swaption Call, Expires 04/28/08, Strike 5.91%	645,080
GBP	60,000,000	GBP Swaption Call, Expires 05/08/08, Strike 5.96%	724,684
GBP	40,000,000	GBP Swaption Put, Expires 04/11/08, Strike 5.86%	77,612
GBP	40,000,000	GBP Swaption Put, Expires 04/14/08, Strike 5.86%	78,812
GBP	40,000,000	GBP Swaption Put, Expires 04/17/08, Strike 5.97%	59,587
GBP	60,000,000	GBP Swaption Put, Expires 04/28/08, Strike 5.91%	100,969
GBP	60,000,000	GBP Swaption Put, Expires 05/08/08, Strike 5.96%	87,748
USD	70,000,000	USD Swaption Call, Expires 12/17/07, Strike 4.93%	1,789,996
USD	70,000,000	USD Swaption Put, Expires 12/17/07, Strike 4.93%	64,942
			4,806,010

		TOTAL OPTIONS PURCHASED (COST $4,380,640)	5,366,544

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.8%

	Money Market Funds — 1.8%
28,810,745	State Street Institutional Liquid Reserves Fund-Institutional Class	28,810,745

	TOTAL SHORT-TERM INVESTMENTS (COST $28,810,745)	28,810,745

	TOTAL INVESTMENTS — 101.0% (Cost $1,709,476,485)	1,654,944,349

	Other Assets and Liabilities (net) — (1.0%)	(16,683,905)

	TOTAL NET ASSETS — 100.0%	$1,638,260,444

As of November 30, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$1,709,476,485	$3,183,403	$(57,715,539)	$(54,532,136)

A summary of outstanding financial instruments at November 30, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

12/04/07	JPY	500,000,000	$4,499,843	$(63,991)

Sales

12/04/07	JPY	500,000,000	$4,499,843	$(136,841)
02/19/08	JPY	500,000,000	4,541,122	64,541
				$(72,300)

Futures Contracts

Number of		Expiration	Contract	Net Unrealized Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys

2,478	Euro Euribor 3 month	December 2008	$869,320,586	$620,449

Sales

2,478	Euro Euribor 3 month	June 2008	$867,689,250	$634,116
82	U.S. Treasury Note 10 Yr.	March 2008	9,282,656	5,479
55	U.S. Treasury Note 5 Yr. (CBT)	March 2008	6,056,016	(623)
				$638,972

Reverse Repurchase Agreements

Average balance outstanding	$(77,501,730)
Average interest rate	1.44%
Maximum balance outstanding	$(135,993,112)
Average shares outstanding	59,334,422
Average balance per share outstanding	$(1.31)
Days outstanding	97

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements. There were no reverse repurchase agreements outstanding at the end of the period.

Written Options

	Notional	Expiration
	Amount	Date		Description	Premiums	Market Value
Call	$118,000,000	12/03/2007	USD	Interest Rate Swaption, Strike 5.03%	$(973,500)	$(3,806,103)
Put	118,000,000	12/03/2007	USD	Interest Rate Swaption, Strike 5.03%	(973,500)	(10)
Call	116,000,000	12/07/2007	USD	Interest Rate Swaption, Strike 5.09%	(1,003,400)	(4,335,665)
Put	116,000,000	12/07/2007	USD	Interest Rate Swaption, Strike 5.09%	(1,003,400)	(643)
Call	116,000,000	12/14/2007	USD	Interest Rate Swaption, Strike 5.00%	(928,000)	(3,538,131)
Put	116,000,000	12/14/2007	USD	Interest Rate Swaption, Strike 5.00%	(928,000)	(36,777)
Call	70,000,000	12/17/2007	USD	Interest Rate Swaption, Strike 4.54%	(393,750)	(1,175,017)
Put	70,000,000	12/17/2007	USD	Interest Rate Swaption, Strike 4.54%	(393,750)	(50,867)
Call	115,000,000	12/28/2007	USD	Interest Rate Swaption, Strike 4.66%	(1,167,250)	(1,315,736)
Put	115,000,000	12/28/2007	USD	Interest Rate Swaption, Strike 4.66%	(1,167,250)	(915,545)
Call	40,000,000	04/11/2008	GBP	Interest Rate Swaption, Strike 5.67%	(175,426)	(265,593)
Put	40,000,000	04/11/2008	GBP	Interest Rate Swaption, Strike 6.44%	(183,502)	(15,058)
Call	40,000,000	04/14/2008	GBP	Interest Rate Swaption, Strike 5.59%	(175,254)	(232,740)
Put	40,000,000	04/14/2008	GBP	Interest Rate Swaption, Strike 6.50%	(177,100)	(12,787)
Call	40,000,000	04/17/2008	GBP	Interest Rate Swaption, Strike 5.52%	(180,256)	(205,389)
Put	40,000,000	04/17/2008	GBP	Interest Rate Swaption, Strike 6.50%	(164,703)	(12,836)
Call	60,000,000	04/28/2008	GBP	Interest Rate Swaption, Strike 5.35%	(257,481)	(239,277)
					$(10,245,522)	$(16,158,174)

Swap Agreements

  Credit Default Swaps

Notional		Expiration			Annual	Deliverable	Market
Amount		Date	Counterparty	Receive (Pay)	Premium	On Default	Value

13,000,000	USD	9/20/2010	Morgan Stanley Capital Services Inc.	Receive	0.40%	Eagle Creek CDO	$(229,813)
7,000,000	USD	3/20/2013	Morgan Stanley Capital Services Inc.	Receive	0.25%	MS Synthetic 2006-1	(514,461)
5,000,000	USD	3/20/2015	Lehman Brothers	Receive	0.88%	AAA CDO	(360,651)
			Premiums to (Pay) Receive			$—	$(1,104,925)

Interest Rate Swaps

Notional		Expiration			Fixed		Market
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	Value
810,000,000	GBP	4/9/2008	Deutsche Bank AG	Receive	6.32%	3 month GBP LIBOR	$133,984
405,000,000	GBP	4/9/2008	Deutsche Bank AG	Receive	6.26%	3 month GBP LIBOR	(49,936)
825,000,000	GBP	10/9/2008	Deutsche Bank AG	(Pay)	6.37%	3 month GBP LIBOR	(4,136,468)
412,500,000	GBP	10/9/2008	Deutsche Bank AG	(Pay)	6.30%	3 month GBP LIBOR	(1,906,889)
960,000,000	NOK	10/29/2008	Morgan Stanley	Receive	5.47%	3 month NOK NIBOR	(640,867)
1,000,000,000	NOK	3/16/2009	Morgan Stanley	Receive	5.33%	3 month NOK NIBOR	(664,121)
137,100,000	GBP	7/6/2009	Deutsche Bank AG	(Pay)	6.33%	6 month GBP LIBOR	(3,193,402)
68,600,000	GBP	7/10/2009	Deutsche Bank AG	(Pay)	6.26%	6 month GBP LIBOR	(1,442,845)
194,000,000	GBP	7/20/2009	Deutsche Bank AG	(Pay)	6.29%	6 month GBP LIBOR	(4,644,577)
446,000,000	EUR	12/17/2009	JP Morgan Chase Bank	Receive	4.35%	6 month EUR LIBOR	(967,694)
221,000,000	CAD	12/19/2009	Deutsche Bank AG	(Pay)	5.00%	3 month CDOR	(3,379,948)
180,000,000	CAD	12/19/2009	Merrill Lynch	(Pay)	5.00%	3 month CDOR	(2,752,898)
208,000,000	CHF	12/19/2009	Merrill Lynch	Receive	3.20%	6 month CHF LIBOR	1,561,080
95,000,000	EUR	12/19/2009	JP Morgan Chase Bank	(Pay)	4.60%	6 month EUR LIBOR	(449,074)
37,400,000,000	JPY	12/19/2009	JP Morgan Chase Bank	(Pay)	1.35%	6 month JPY LIBOR	(2,144,155)
1,059,000,000	NOK	3/15/2010	Morgan Stanley	(Pay)	5.17%	3 month NOK NIBOR	423,955
5,000,000	USD	2/7/2012	Deutsche Bank AG	(Pay)	4.33%	3 month LIBOR	(50,418)
120,000,000	GBP	7/6/2012	Deutsche Bank AG	Receive	6.26%	6 month GBP LIBOR	9,237,989
60,000,000	GBP	7/10/2012	Deutsche Bank AG	Receive	6.20%	6 month GBP LIBOR	4,289,455
182,000,000	GBP	7/20/2012	Deutsche Bank AG	Receive	6.17%	6 month GBP LIBOR	12,856,774
190,000,000	EUR	12/17/2012	JP Morgan Chase Bank	(Pay)	4.39%	6 month EUR LIBOR	370,365
15,000,000	USD	2/8/2015	JP Morgan Chase Bank	(Pay)	4.47%	3 month LIBOR	(59,209)
34,400,000	GBP	7/6/2017	Deutsche Bank AG	(Pay)	5.99%	6 month GBP LIBOR	(4,269,370)
17,200,000	GBP	7/10/2017	Deutsche Bank AG	(Pay)	5.93%	6 month GBP LIBOR	(1,982,615)
52,250,000	GBP	7/20/2017	Deutsche Bank AG	(Pay)	5.88%	6 month GBP LIBOR	(5,574,472)
60,000,000	USD	12/3/2017	Citigroup	(Pay)	5.09%	3 month LIBOR	172,008
53,000,000	CAD	12/19/2017	Deutsche Bank AG	Receive	5.00%	3 month CDOR	1,451,921
44,000,000	CAD	12/19/2017	Merrill Lynch	Receive	5.00%	3 month CDOR	1,205,368
48,000,000	CHF	12/19/2017	Merrill Lynch	(Pay)	3.30%	6 month CHF LIBOR	(413,868)
22,000,000	EUR	12/19/2017	JP Morgan Chase Bank	Receive	4.60%	6 month EUR LIBOR	(31,487)
7,800,000,000	JPY	12/19/2017	JP Morgan Chase Bank	Receive	2.05%	6 month JPY LIBOR	2,219,555
			Premiums to (Pay) Receive			$1,975,466	$(4,831,859)

As of November 30, 2007, for the futures and/or swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
CDO - Collateralized Debt Obligation
CDOR - Canadian Dollar Offering Rate
CMBS - Collateralized Mortgage Backed Security
EMTN - Euromarket Medium Term Note
EURIBOR - Euro Interbank Offered Rate
FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.
FSA - Insured as to the payment of principal and interest by Financial Security Assurance.
LIBOR - London Interbank Offered Rate
MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.
NIBOR - Norwegian Interbank Offered Rate
RMBS - Residential Mortgage Backed Security
Variable rate - The rates shown on variable rate notes are the current interest rates at November 30, 2007, which are subject to change based on the terms of the security.
XL - Insured as to the payment of principal and interest by XL Capital Assurance.
(a) Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.
(b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Fixed income debt securities held by the Fund are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts.  A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The market value of a forward currency contract fluctuates with changes in forward currency exchange rates.  Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss.  Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss.  These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Schedule of Investments.  In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.

Futures contracts

The Fund may purchase and sell futures contracts.  Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options

The Fund may write call and put options. Writing options increases the Fund’s exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option.  There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

For the period ended November 30, 2007, the Fund’s investment activity in written option contracts was as follows:

	Puts		Calls
	Principal Amount of Contracts	Premiums	Principal Amount of Contracts	Premiums
Outstanding, beginning of period	$(810,000,000)	$(2,766,300)	$(485,000,000)	$(2,750,050)

Options written	(5,907,000,000)	(35,952,422)	(33,167,000,000)	(36,124,828)

Options exercised	2,202,000,000	12,337,293	3,096,000,000	21,304,231

Options expired	3,860,000,000	21,390,224	29,841,000,000	12,316,330

Options sold	—	—	—	—

	$(655,000,000)	$(4,991,205)	$(715,000,000)	$(5,254,317)

The Fund may also purchase put and call options.  Purchasing options alters the Fund’s exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss.  The risk associated with purchasing put and call options is limited to the premium paid.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates.  The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.  A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders.  The agent administers the terms of the loan, as specified in the loan agreement.  When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower.  The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower.  As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

Swap agreements

The Fund may enter into swap agreements.  A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.  Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.  Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts.  To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively.  Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate.  The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate.  In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation.  Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement.  The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss.  Payments received or made on swap contracts are recorded as realized gain or loss.  Gains or losses are realized upon early termination of the swap agreements.  These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material.  Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and broker-dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price.  In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements.  Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold under the agreement may decline below the price at which the Fund is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. There were no reverse repurchase agreements outstanding at the end of the period.

Currency Abbreviations:

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report,  based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Scott Eston
Scott Eston, Chief Executive Officer

Date:	January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Scott Eston
Scott Eston, Principal Executive Officer

Date:	January 17, 2008

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Principal Financial Officer

Date:	January 17, 2008